                                                    Registration Nos. 333-17217
                                                                      811-07953


     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 31, 2003


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /x/


         Pre-Effective Amendment No.                                       / /
         Post-Effective Amendment No. 26                                   /x/

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /x/


         Amendment No. 28                                                  /x/
                        (Check appropriate box or boxes)


                                EQ ADVISORS TRUST
                              (formerly 787 Trust)
               (Exact name of registrant as specified in charter)

                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

Registrant's Telephone Number, including area code: (212) 554-1234

                  Peter D. Noris, Executive Vice President and
                            Chief Investment Officer
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and address of agent for service)

                            Please send copies of all
communications to:

                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800

It is proposed that this filing will become effective:


      immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)
 X    on (April 30, 2003) pursuant to paragraph (a) of Rule 485
      75 days after filing pursuant to
paragraph (a)


if appropriate, check the following box:


   X This post-effective amendment designates a new effective date for a previously filed post-effective amendment
--------

                                EQ ADVISORS TRUST
                       CONTENTS OF REGISTRATION STATEMENT


This registration statement is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement


                  Class IA and Class IB Prospectuses of EQ Advisors Trust, each dated May 1, 2003 and Statement of Additional Information of EQ Advisors Trust, dated May 1, 2003


                  Part C - Other Information

                  Signature Page

                  Exhibits

 EQ Advisors TrustSM

PROSPECTUS DATED MAY 1, 2003
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This Prospectus describes the thirty-four (34) Portfolios* offered by EQ Advisors Trust and the Class IA shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.




             DOMESTIC PORTFOLIOS                      INTERNATIONAL STOCK PORTFOLIOS
-------------------------------------------   -----------------------------------------------
             EQ/Aggressive Stock                         EQ/Alliance International
          EQ/Alliance Common Stock                   EQ/Capital Guardian International
        EQ/Alliance Growth and Income                   EQ/Emerging Markets Equity
         EQ/Alliance Premier Growth                   EQ/International Equity Index**
        EQ/Alliance Small Cap Growth                  EQ/Putnam International Equity
           EQ/Alliance Technology
       EQ/Bernstein Diversified Value                     FIXED INCOME PORTFOLIOS
       EQ/Calvert Socially Responsible        -----------------------------------------------
        EQ/Capital Guardian Research          EQ/Alliance Intermediate Government Securities
       EQ/Capital Guardian U.S. Equity
            EQ/Equity 500 Index                           EQ/Alliance Quality Bond
            EQ/Evergreen Omega                                 EQ/High Yield
               EQ/FI Mid Cap                              EQ/J.P. Morgan Core Bond
         EQ/FI Small/Mid Cap Value                            EQ/Money Market
         EQ/Janus Large Cap Growth
         EQ/Lazard Small Cap Value                       BALANCED/HYBRID PORTFOLIO
              EQ/Marsico Focus                -----------------------------------------------
        EQ/Mercury Basic Value Equity
      EQ/MFS Emerging Growth Companies                          EQ/Balanced
           EQ/MFS Investors Trust
       EQ/Putnam Growth & Income Value
              EQ/Putnam Voyager
           EQ/Small Company Index


 * Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.


** Subject to shareholder approval, we anticipate that the EQ/International
   Equity Index Portfolio (the "replaced portfolio") will be reorganized into the EQ/Alliance International Portfolio, on or about May 2, 2003. After the reorganization, the replaced portfolio will no longer be available.
--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY PORTFOLIO'S SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Master-Class A

                                                              EQ Advisors Trust

Overview

--------------------------------------------------------------------------------

EQ ADVISORS TRUST


EQ Advisors Trust (the "Trust") is a family of thirty-four (34) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA shares of each of the Trust's Portfolios. Each Portfolio is a diversified Portfolio, except for the EQ/Lazard Small Cap Value Portfolio, the EQ/Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio, which are non-diversified Portfolios. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview.


The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable"), other affiliated or unaffiliated insurance companies and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.


Equitable, through its AXA Funds Management Group unit (the "Manager"), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by one or more investment sub-advisers (the "Advisers"). Information regarding the Manager and the Advisers is included under "Management of the Trust" and "About the Investment Portfolios" in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the "Multi-Manager Order"). The Manager also may allocate a Portfolio's assets to additional Advisers subject to approval of the Trust's Board of Trustees. In such circumstances, shareholders would receive notice of such action.


An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.


2 Overview                                                   EQ Advisors Trust

Table of contents
--------------------------------------------------------------------------------



 1.  About the Investment Portfolios                      4
------------------------------------------------------------
   DOMESTIC PORTFOLIOS                                    5
      EQ/Aggressive Stock                                 5
      EQ/Alliance Common Stock                            8
      EQ/Alliance Growth and Income                      10
      EQ/Alliance Premier Growth                         12
      EQ/Alliance Small Cap Growth                       14
      EQ/Alliance Technology                             16
      EQ/Bernstein Diversified Value                     18
      EQ/Calvert Socially Responsible                    20
      EQ/Capital Guardian Research                       23
      EQ/Capital Guardian U.S. Equity                    25
      EQ/Equity 500 Index                                27
      EQ/Evergreen Omega                                 29
      EQ/FI Mid Cap                                      31
      EQ/FI Small/Mid Cap Value                          33
      EQ/Janus Large Cap Growth                          35
      EQ/Lazard Small Cap Value                          37
      EQ/Marsico Focus                                   39
      EQ/Mercury Basic Value Equity                      41
      EQ/MFS Emerging Growth Companies                   43
      EQ/MFS Investors Trust                             45
      EQ/Putnam Growth & Income Value                    47
      EQ/Putnam Voyager                                  49
      EQ/Small Company Index                             51
   INTERNATIONAL STOCK PORTFOLIOS                        53
      EQ/Alliance International                          53
      EQ/Capital Guardian International                  55
      EQ/Emerging Markets Equity                         57
      EQ/International Equity Index                      59
      EQ/Putnam International Equity                     61
   FIXED INCOME PORTFOLIOS                               63
      EQ/Alliance Intermediate Government Securities     63
      EQ/Alliance Quality Bond                           66
      EQ/High Yield                                      68
      EQ/J.P. Morgan Core Bond                           71
      EQ/Money Market                                    73
   BALANCED/HYBRID PORTFOLIO                             75
      EQ/Balanced                                        75


 2. More Information on Principal Risks and
    Benchmarks                                           78
------------------------------------------------------   --
   Principal Risks                                       78
   Benchmarks                                            82
 3. Management of the Trust                              84
------------------------------------------------------   --
   The Trust                                             84
   The Manager                                           84
   Management Fees                                       84
   Expense Limitation Agreement                          85
 4. Fund Distribution Arrangements                       86
------------------------------------------------------   --
 5. Buying and Selling Shares                            87
------------------------------------------------------   --
 6. How Portfolio Shares are Priced                      88
------------------------------------------------------   --

 7. Dividends and Other Distributions and
    Tax Consequences                                     89
------------------------------------------------------   --
 8. Financial Highlights                                 90
------------------------------------------------------   --



EQ Advisors                                               Table of contents  3

1. About the investment portfolios

--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective of a Portfolio is not a fundamental policy and may be changed without a shareholder vote.

Please note that:

o A fuller description of each of the principal risks and of the benchmarks is included in the section "More Information on Principal Risks and Benchmarks," which follows the description of each Portfolio in this section of the Prospectus.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.


4 About the investment portfolios                            EQ Advisors Trust

DOMESTIC PORTFOLIOS

EQ/AGGRESSIVE STOCK PORTFOLIO
INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.


THE INVESTMENT STRATEGY

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Manager has ultimate responsibility for the performance of the Portfolio and continuously monitors the performance and investment strategies of each of the Advisers.

Under normal circumstances, the Portfolio, as a whole, invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks. The Portfolio invests primarily in securities of large cap growth companies, although the Manager has designated that certain discrete portions of the Portfolio are to be invested primarily in the common stocks of companies of small or medium market capitalizations. Certain of the Advisers to the Portfolio may invest their allocated portions of the Portfolio in a relatively small number of intensively researched companies. The Portfolio will place an emphasis on identifying securities of companies whose above-average prospective earnings growth is not fully reflected, in the view of the Advisers, in current market valuations.

The Portfolio may also invest in companies in cyclical industries, emerging growth companies, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand), companies whose growth prospects are not recognized by the market and less widely known companies. For purposes of this Portfolio, emerging growth companies may include those that an Adviser believes are early in their life cycle but have the potential to become major enterprises and those whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

The Portfolio may invest up to 25% of its total assets in foreign securities and may also make use of various other investment strategies (e.g., investments in debt securities, making secured loans of its portfolio securities). The Portfolio may also use derivatives, including writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

When market or financial conditions warrant, or it appears that the Portfolio's investment objective will not be achieved primarily through investments in common stocks, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and options for hedging purposes. The Portfolio may also make temporary investments in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents, including high-quality money market instruments for liquidity or defensive purposes. Such investments could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o    Derivatives Risk

     o    Equity Risk

     o    Foreign Securities Risk

     o    Growth Investing Risk

     o    Liquidity Risk

     o    Multiple-Adviser Risk

     o    Portfolio Turnover Risk

     o    Small-Cap and Mid-Cap Company Risk


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Aggressive Stock Portfolio) managed by Alliance using the same investment objective for the Portfolio and an investment strategy of investing in small-mid cap companies. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Aggressive Stock Portfolio whose inception date is January 27, 1986. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked. Until May 1, 2000, Alliance Capital was the sole Adviser of the Portfolio. Since that date, it has employed multiple Advisers. Since the Manager may add to, dismiss or replace the Advisers in the Portfolio, the Portfolio's historical performance may cover periods when portions of the Portfolio were advised by different Advisers.


EQ Advisors Trust                           About the investment portfolios  5

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



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CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]

                               1993      16.8%
                               1994      -3.8%
                               1995      31.6%
                               1996      22.2%
                               1997      10.9%
                               1998       0.3%
                               1999      18.84%
                               2000     -13.13%
                               2001     -24.99%
                               2002     -26.68%

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    Best quarter (% and time period)   Worst quarter (% and time period)
    26.11% (1998 4th Quarter)          (27.19)% (1998 3rd Quarter)
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--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                     ONE YEAR        FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
 EQ/Aggressive Stock Portfolio
--------------------------------------------------------------------------------
   - Class IA Shares              (28.68)%         (11.15)%         1.04%
--------------------------------------------------------------------------------
 Russell 3000 Growth
--------------------------------------------------------------------------------
   Index*                         (28.03)%          (4.11)%         6.30%
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 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Aggressive Stock Portfolio                     Class IA Shares
 Management Fee                                          0.63%
 Distribution and/or Service Fees (12b-1 fees)           None
 Other Expenses                                          0.08%
 Total Annual Portfolio Operating Expenses*              0.71%
--------------------------------------------------------------------------------



  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.66%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                CLASS IA
                                                                 SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $ 73
--------------------------------------------------------------------------------
 3 Years                                                          $227
--------------------------------------------------------------------------------
 5 Years                                                          $395
--------------------------------------------------------------------------------
 10 Years                                                         $883
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


In accordance with the Multi-Manager Order, the Manager may, among other things, select new or additional Advisers for the Portfolio. Currently, Alliance Capital Management L.P., Marsico Capital Management, LLC, MFS Investment Management and Provident Investment Counsel, Inc. have been selected by the Manager to serve as Advisers for this Portfolio. New or additional Advisers may be added in the future.


The Manager allocates the assets of the Portfolio and all daily cash inflows (share purchases) and outflows (redemptions and expense items) among the Advisers, subject to the oversight of the Board. The Manager reviews the asset allocation in the Portfolio on a periodic basis. The Manager may, subject to the oversight of the Board, reallocate assets from one Adviser to another when it would be in the best interest of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to other Adviser(s).


ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Until May 1, 2000, Alliance Capital was the exclusive Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.



     Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit.



6 About the investment portfolios                            EQ Advisors Trust

MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico was added as an Adviser to the Portfolio on February 1, 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans.



     THOMAS F. MARSICO and JAMES A. HILLARY are principally responsible for the day-to-day management of the Portfolio's assets allocated to Marsico. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager. Mr. Hillary is a portfolio manager and senior analyst with Marsico. He has been with Marsico since 1997.



MFS INVESTMENT MANAGEMENT ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS was added as an Adviser to the Portfolio on May 1, 2000. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.


     The portion of assets allocated to MFS is managed by a team of portfolio managers.

PROVIDENT INVESTMENT COUNSEL, INC. ("Provident"), 300 North Lake Avenue, Pasadena, California 91101. Provident was added as an Adviser to the Portfolio on February 1, 2001. Provident manages domestic investment portfolios for corporate, government, mutual fund and individual clients.

     A team of investment professionals of Provident is primarily responsible for the day-to-day management of the portion of the Portfolio's assets allocated to Provident.


EQ Advisors Trust                           About the investment portfolios  7

EQ/ALLIANCE COMMON STOCK PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.


THE INVESTMENT STRATEGY


The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.

The Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts may be invested in stocks that are traded over-the-counter. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio invests in both growth-oriented and value-oriented stocks. By combining growth and value in a single portfolio, the Adviser seeks to smooth performance over time and to ensure that premiums are driven by security selection. The growth portion of the Portfolio favors companies with strong business models and market positions that offer the prospect of sustained, superior earnings growth. Relying on a bottom-up stock selection process driven by fundamental research, the Portfolio seeks to identify such companies at an early stage. The value portion of the Portfolio focuses on identifying companies that are trading at a discount to their long-term earnings power, usually because of a situation the Adviser's research suggests will be temporary. In seeking such companies, the Adviser relies on a disciplined stock selection process that combines fundamental research and financial forecasts.


Although it does not expect to do so ordinarily, when business or financial conditions warrant, the Portfolio may assume a temporary defensive position and invest in high-grade, short-term, fixed-income securities (which may include U.S. Government securities) or hold its assets in cash. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."


     o    Convertible Securities Risk


     o    Equity Risk


     o    Foreign Securities Risk


     o    Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.





--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                               [CHART OMITTED]
                               1993      24.8%
                               1994      -2.1%
                               1995      32.5%
                               1996      24.3%
                               1997      29.4%
                               1998      29.4%
                               1999     25.19%
                               2000    -14.03%
                               2001    -10.50%
                               2002    -33.15%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 28.39% (1998 4th Quarter)           (19.29)% (2002 2nd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                      ONE YEAR       FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/Alliance Common Stock
   Portfolio - Class IA Shares     (33.15)%         (3.57)%        8.03%
--------------------------------------------------------------------------------
 S&P 500 Index*                    (22.09)%         (0.58)%        9.34%
--------------------------------------------------------------------------------


* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


8 About the investment portfolios                            EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Common Stock Portfolio                Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                         0.48%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)          None
--------------------------------------------------------------------------------
 Other Expenses                                         0.06%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*             0.54%
--------------------------------------------------------------------------------



* A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.49%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                       SHARES
--------------------------------------------------------------------------------
 1 Year                                                                 $ 55
--------------------------------------------------------------------------------
 3 Years                                                                $173
--------------------------------------------------------------------------------
 5 Years                                                                $302
--------------------------------------------------------------------------------
 10 Years                                                               $677
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit.


EQ Advisors Trust                           About the investment portfolios  9

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high total return.

THE INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks of "blue chip" companies, although the Portfolio also may invest in fixed-income and convertible securities. The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation. "Blue chip" issuers are those:


o    that have a market capitalization of at least $1 billion;


o whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, B or B+) or Moody's (i.e., high grade, investment grade, upper medium grade or medium grade) or, if unrated, is determined to be of comparable quality by the Adviser.


The Portfolio may also invest in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (so-called "junk bonds") (i.e., rated BB or lower by S&P or Ba or lower by Moody's, or, if unrated, determined by the Adviser to be of comparable quality).


The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o    Convertible Securities Risk

     o    Derivatives Risk

     o    Equity Risk

     o    Fixed Income Risk

               Junk Bond and Lower Rated Securities Risk

     o    Foreign Securities Risk

     o    Leveraging Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Growth and Income Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Growth and Income Portfolio whose inception date is October 1, 1993. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
                   CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                1994      -0.6%
                                1995      24.1%
                                1996      20.1%
                                1997      26.9%
                                1998      20.9%
                                1999     18.66%
                                2000      8.95%
                                2001     -1.30%
                                2002    -21.03%

--------------------------------------------------------------------------------
  Best quarter (% and time period)   Worst quarter (% and time period)
  26.29% (1998 4th Quarter)          (17.09)% (2002 3rd Quarter)
--------------------------------------------------------------------------------


10 About the investment portfolios            EQ Advisors Trust

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                        SINCE
                                       ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
    Portfolio - Class IA Shares     (21.03)%         4.01%          9.32%
--------------------------------------------------------------------------------
 Russell 1000 Value Index*          (15.52)%         1.16%          9.70%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Growth and Income Portfolio           Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                          0.58%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
--------------------------------------------------------------------------------
 Other Expenses                                          0.06%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*              0.64%
--------------------------------------------------------------------------------



  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.60%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                   CLASS IA
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                              $ 65
--------------------------------------------------------------------------------
 3 Years                                                             $205
--------------------------------------------------------------------------------
 5 Years                                                             $357
--------------------------------------------------------------------------------
 10 Years                                                            $798
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

PAUL RISSMAN and ARYEH GLATTER are principally responsible for the day-to-day management of the Portfolio. Mr. Rissman has been a portfolio manager to the Portfolio since 1996. Mr. Rissman, an Executive Vice President of Alliance Capital, has been associated with Alliance Capital since 1989. Mr. Glatter, Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1993.


EQ Advisors Trust                          About the investment portfolios  11

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.


THE INVESTMENT STRATEGY


The Portfolio invests primarily (at least 80% of its total assets) in equity securities of a limited number of large, carefully selected high-quality United States companies that the Adviser believes are likely to achieve superior earnings growth. The Portfolio is diversified for purposes of the Investment Company Act of 1940 ("1940 Act"), however it is still relatively concentrated. The Adviser selects the Portfolio's investments from a research universe of more than 500 companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying securities of companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations.



Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. In managing the Portfolio, the Adviser seeks to capitalize on apparently unwarranted price fluctuations both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Portfolio generally becomes somewhat more aggressive, gradually reducing the number of companies represented in its holdings. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio generally becomes somewhat more conservative, gradually increasing the number of companies represented in its holdings. Through this approach, the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets.


The Adviser expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500.


The Portfolio may invest up to 20% of its net assets in convertible securities and 20% of its total assets in securities of foreign issuers.


The Portfolio may write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.


For temporary or defensive purposes, the Portfolio may invest without limitation in cash or cash equivalents or high-quality money market instruments. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."


     o    Convertible Securities Risk

     o    Derivatives Risk

     o    Equity Risk

     o    Focused Portfolio Risk

     o    Foreign Securities Risk

     o    Growth Investing Risk

     o    Portfolio Turnover Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio's average annual total returns for the Portfolio for one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
                        CALENDAR YEAR ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------
                                [CHART OMITTED]
                               2000      -18.15%
                               2001      -23.83%
                               2002      -31.02%

--------------------------------------------------------------------------------


 Best quarter (% and time period):     Worst quarter (% and time period):
 10.53% (2001 4th Quarter)             (19.69)% (2001 3rd Quarter)
--------------------------------------------------------------------------------

12 About the investment portfolios                             EQ Advisors Trust

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                               SINCE
                                            ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Premier Growth Portfolio
  - Class IA Shares                           (31.02)%         (16.66)%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index*                   (27.88)%         (14.75)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Premier Growth Portfolio                Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.90%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
--------------------------------------------------------------------------------
 Other Expenses                                       0.09%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            0.99%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.09)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.90%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.89%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                             $   92
--------------------------------------------------------------------------------
 3 Years                                                            $  306
--------------------------------------------------------------------------------
 5 Years                                                            $  538
--------------------------------------------------------------------------------
 10 Years                                                           $1,204
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since the Portfolio commenced its operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


THOMAS G. KAMP is responsible for the day-to-day management of the Portfolio. Mr. Kamp has been a portfolio manager for the Portfolio since April 1, 2003. He is a Senior Vice President of Alliance Capital and has been with Alliance since 1993.



EQ Advisors Trust                          About the investment portfolios  13

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.


THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $3 billion at the time of initial purchase).

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities. For temporary or defensive purposes, the Portfolio may invest without limitation in cash or cash equivalents or high-quality money market instruments. Such investments could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o    Derivatives Risk

     o    Equity Risk

     o    Growth Investing Risk

     o    Leveraging Risk

     o    Liquidity Risk

     o    Portfolio Turnover Risk

     o    Small-Cap and Mid-Cap Company Risk


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for one year, five years, and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      -4.28%
                               1999      27.75%
                               2000      14.12%
                               2001     -13.03%
                               2002     -30.08%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 28.16% (1999 4th Quarter)           (28.07)% (1998 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SINCE
                                   ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Small Cap
  Growth Portfolio -
  Class IA Shares                    (30.08)%        (3.22)%        1.29%
--------------------------------------------------------------------------------
 Russell 2500 Growth Index*          (29.09)%        (3.19)%        0.97%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


14 About the investment portfolios                           EQ Advisors Trust

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth Portfolio            Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                           0.75%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
--------------------------------------------------------------------------------
 Other Expenses                                           0.08%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*               0.83%
--------------------------------------------------------------------------------



  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.81%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                             $   85
--------------------------------------------------------------------------------
 3 Years                                                            $  265
--------------------------------------------------------------------------------
 5 Years                                                            $  460
--------------------------------------------------------------------------------
 10 Years                                                           $1,025
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

BRUCE ARONOW has been responsible for the day-to-day management of the Portfolio since February 2000. Mr. Aronow is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital since January 1999. Prior thereto, he had been associated with Invesco since May 1998, and before that a Vice President of Chancellor LGT Asset Management since 1996.


EQ Advisors Trust                          About the investment portfolios  15

EQ/ALLIANCE TECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital. Current income is incidental to the Portfolio's objective.

THE INVESTMENT STRATEGY


Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Subject to this policy, the Portfolio may invest in any company and industry and in any type of security that the Adviser believes has the potential for capital appreciation, including well-known, established companies or new or unseasoned companies.


The Portfolio normally will have substantially all its assets invested in equity securities, but it may also invest in debt securities that offer an opportunity for price appreciation. The Portfolio may invest in both listed and unlisted U.S. securities and may invest up to 25% of its total assets in foreign securities, including depositary receipts. Although current income is only an incidental consideration, the Portfolio may seek income by writing listed call options.

The Portfolio also may:

o write covered call options on its portfolio securities of up to 15% of its total assets and may purchase exchange-traded call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

o    invest up to 10% of its total assets in warrants; and

o    make loans of its portfolio securities of up to 33.3% of its total assets.

When market or financial conditions warrant, the Portfolio may invest for temporary or defensive purposes, without limit, in preferred stocks, investment grade or corporate fixed income securities, including U.S. Government securities, qualifying bank high quality money market instruments, including prime commercial paper and other types of short-term fixed income securities. These temporary investments may also include short-term, foreign currency-denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o    Derivatives Risk

     o    Equity Risk

     o    Fixed Income Securities Risk

     o    Foreign Securities Risk

     o    Growth Investing Risk

     o    Sector Risk

     o    Small-Cap and Mid-Cap Company Risk


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last two calendar years of operations and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is May 1, 2000. The table shows the Portfolio's average annual total returns for one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               2001      -24.24%
                               2002      -40.51%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 34.57% (2001 4th Quarter)           (34.95)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE
                                          ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Technology Portfolio
 - Class IA Shares                          (40.51)%         (36.23)%
--------------------------------------------------------------------------------
 Russell 1000 Technology Index*,**          (38.51)%         (39.50)%
--------------------------------------------------------------------------------
 Russell 1000 Index*                        (21.65)%         (16.06)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

** We believe that this index reflects more closely the market sectors in which the Portfolio invests.



PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


16 About the investment portfolios                           EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Technology Portfolio                    Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.90%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
--------------------------------------------------------------------------------
 Other Expenses                                       0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.00%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.10)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.90%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.88%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                    CLASS IA
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                            $   92
--------------------------------------------------------------------------------
 3 Years                                                           $  308
--------------------------------------------------------------------------------
 5 Years                                                           $  542
--------------------------------------------------------------------------------
 10 Years                                                          $1,214
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since the Portfolio commenced its operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

GERALD MALONE is principally responsible for the day-to-day management of the Portfolio. Mr. Malone, a Senior Vice President of Alliance Capital, has been associated with Alliance since 1992. Mr. Malone is a Chartered Financial Analyst.


EQ Advisors Trust                          About the investment portfolios  17

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of relatively large capitalization domestic companies that the Adviser believes are inexpensively priced relative to the return on total capital or equity. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks.


In managing the Portfolio, the Adviser uses a value-oriented, "bottom-up" approach (individual stock selection) to find companies that have:


o    low price to earnings ratios;

o    high yield;

o    unrecognized assets;

o    the possibility of management change; and/or

o    the prospect of improved profitability.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by S&P or Baa or better by Moody's.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its Portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility.

When market or financial conditions warrant, the Portfolio may invest, without limit, in money market securities for temporary or defensive purposes. Such investment strategies could have the effect of reducing the benefit of any upswing in the market. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o    Derivatives Risk

     o    Equity Risk

     o    Fixed Income Risk

     o    Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the annual total return for the Portfolio's Class IA shares for 2002, the Class IA shares' first full calendar year of operations. The inception date for the Portfolio's Class IA shares is May 18, 2001. The table below shows the Portfolio's average annual total returns for the past one year, and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               2002      -13.42%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 10.05% (2002 4th Quarter)            (18.20)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                        SINCE
                                      ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------
 Portfolio - Class IA Shares            (13.42)%        ( 9.28)%
--------------------------------------------------------------------------------
 Russell 1000 Value Index**             (15.52)%        (13.82)%
--------------------------------------------------------------------------------



*    Class IA shares commenced operations on May 18, 2001.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."



PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


18 About the investment portfolios                           EQ Advisors Trust

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value Portfolio            Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                            0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)             None
--------------------------------------------------------------------------------
 Other Expenses                                            0.08%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                 0.73%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                   (0.03)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**           0.70%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.69%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                                $ 71
--------------------------------------------------------------------------------
 3 Years                                                               $230
--------------------------------------------------------------------------------
 5 Years                                                               $403
--------------------------------------------------------------------------------
 10 Years                                                              $903
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105. Alliance Capital has been the Adviser to the Portfolio since March 1, 2001. Alliance Capital, through its Bernstein Investment Research and Management Unit ("Bernstein") manages the Portfolio.

Bernstein's field of expertise is the value style of investment management. Bernstein's approach of equity investment for most of its equity services is value oriented, with value defined as the relationship between a security's current price and its normal or long-term earnings power as determined by its investment research.

MARILYN G. FEDAK and STEVEN PISARKIEWICZ have been principally responsible for the day-to-day management of the Portfolio since March 1, 2001. Ms. Fedak, Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group, has been with Bernstein since 1984. Mr. Pisarkiewicz is Chief Investment Officer of Structured Equity Services and has been with Bernstein since 1989.


EQ Advisors Trust                          About the investment portfolios  19

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of medium to large U.S. companies that meet both investment and social criteria. The practical application of this strategy involves Calvert and Brown Capital using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company's performance on a variety of social issues is accomplished. The financial analysis is done by Brown Capital's Mid/large Investment team. Calvert's in-house Social Research Department conducts the analysis of each company's societal impact.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility. More than a matter of "doing the right thing," it also makes good business sense.


--------------------------------------------------------------------------------

   For purposes of this Portfolio, companies having market capitalizations greater than $1 billion are considered medium to large companies.

--------------------------------------------------------------------------------

INVESTMENT CRITERIA: Brown Capital's investment process balances the growth potential of investments with the price or value of the investment in order to identify stocks that offer above average growth potential at reasonable prices. Brown Capital evaluates each stock in terms of its growth potential, the return on risk-free investments, and the specific risk features of the company to determine the reasonable price for the stock.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets).

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods. SOCIAL CRITERIA:
Calvert analyzes investments from a social perspective. Calvert's in-house Social Research Department, which includes specialists in the environment, labor, human rights, community relations, and defense, conducts the social analysis.

The purpose of the research is to complement the financial analysis on a company with a full picture of what a company does, what it stands for, and what operations and procedures are, as well as what it plans to do in the future and where it is heading.

The Portfolio seeks to invest in companies that:

o deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters;

o manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans;

o negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the U.S. Equal Employment Opportunity Commission, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Portfolio considers both unionized and non-union firms with good labor relations; and

o foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio will not invest in companies that Calvert determines to be significantly engaged in:

o    production of or the manufacture of equipment to produce nuclear energy;

o    business activities in support of repressive regimes;

o    manufacture of weapon systems;

o    manufacture of alcoholic beverages or tobacco products;

o    operation of gambling casinos; or

o    a pattern and practice of violating the rights of indigenous people.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o    Equity Risk

     o    Growth Investing Risk

     o    Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last three calendar years and some of the risks of investing


20 About the investment portfolios                           EQ Advisors Trust
in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                               [CHART OMITTED]
                               2000      -2.87%
                               2001     -14.47%
                               2002     -26.41%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 16.47% (2001 4th Quarter)            (19.77)% (2001 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                    SINCE
                                                 ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible Portfolio
 - Class IB Shares                                 (26.41)%         (11.86)%
--------------------------------------------------------------------------------
 Russell 3000 Index**                              (21.54)%         ( 9.08)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible Portfolio           Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
--------------------------------------------------------------------------------
 Other Expenses                                       1.17%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.82%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (1.02)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.80%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.70%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                             $   81
--------------------------------------------------------------------------------
 3 Years                                                            $  469
--------------------------------------------------------------------------------
 5 Years                                                            $  882
--------------------------------------------------------------------------------
 10 Years                                                           $2,034
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since it commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio's investments. As of December 31, 2002, Calvert had $8.5 billion in assets under management.


EQ Advisors Trust                          About the investment portfolios  21

BROWN CAPITAL MANAGEMENT, INC. ("Brown Capital"), 1201 North Calvert Street, Baltimore, Maryland 21201. Brown Capital initially identifies potential investments for the Portfolio, which are then promptly screened by Calvert using the Portfolio's social criteria.

EDDIE C. BROWN, founder and President of Brown Capital, heads the management team for the Portfolio. He has over 25 years of investment management experience, and has held positions with T. Rowe Price Associates, Inc. and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.



22 About the investment portfolios                           EQ Advisors Trust

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio invests in dynamic, growing companies that the Adviser believes have strong balance sheets; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.


The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities).

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o    Equity Risk

     o    Foreign Securities Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is May 1, 1999.The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                2000      5.92%
                                2001     -2.04%
                                2002    -24.62%

--------------------------------------------------------------------------------
 Best quarter:                        Worst quarter:
 14.92% (2001 4th Quarter)            (18.37)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                SINCE
                                              ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research Portfolio
 - Class IB Shares                              (24.62)%         (4.71)%
--------------------------------------------------------------------------------
 S&P 500 Index**                                (22.09)%         (9.53)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research Portfolio              Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                           0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
--------------------------------------------------------------------------------
 Other Expenses                                           0.16%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                0.81%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.11)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.70%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capi-


EQ Advisors Trust                          About the investment portfolios  23
     talized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.18%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                                $ 71
--------------------------------------------------------------------------------
 3 Years                                                               $247
--------------------------------------------------------------------------------
 5 Years                                                               $438
--------------------------------------------------------------------------------
 10 Years                                                              $990
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations.

The Portfolio is managed by a group of investment research professionals, led by the Research Portfolio Coordinator, each of whom has investment discretion over a segment of the total Portfolio. The size of each segment will vary over time and may be based upon: (1) the level of conviction of specific research professionals as to their designated sectors; (2) industry weights within the relevant benchmark for the Portfolio; and (3) the judgment of the Research Portfolio Coordinator in assessing the level of conviction of research professionals compared to industry weights within the relevant benchmark. Sectors may be overweighted relative to their benchmark weighting if there is a substantial number of stocks that are judged to be attractive based on the research professionals' research in that sector, or may be underweighted if there are relatively fewer stocks viewed to be attractive in the sector. The Research Portfolio Coordinator also coordinates the cash holdings of the Portfolio.


24 About the investment portfolios                           EQ Advisors Trust

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio strives to accomplish its investment objectives through constant supervision, careful securities selection and broad diversification.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential for capital appreciation. The Portfolio invests in dynamic, growing companies that the Adviser believes have strong balance sheets; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). These securities may include American Depositary Receipts.

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o    Equity Risk

     o    Foreign Securities Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                 [CHART OMITTED]
                                 2000      3.56%
                                 2001     -2.01%
                                 2002    -23.68%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 16.73% (2001 4th Quarter)            (19.20)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                   SINCE
                                                 ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity Portfolio
 - Class IB Shares                                 (23.68)%         (5.78)%
--------------------------------------------------------------------------------
 S&P 500 Index**                                   (22.09)%         (9.53)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          About the investment portfolios  25

--------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
           (expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity Portfolio           Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                            0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)             None
--------------------------------------------------------------------------------
 Other Expenses                                            0.12%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                 0.77%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                   (0.07)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**           0.70%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.66%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                      CLASS IA
                                                                       SHARES
--------------------------------------------------------------------------------
 1 Year                                                                 $ 71
--------------------------------------------------------------------------------
 3 Years                                                                $239
--------------------------------------------------------------------------------
 5 Years                                                                $421
--------------------------------------------------------------------------------
 10 Years                                                               $947
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations.

The day-to-day investment management decisions for the Portfolio are made by a team of portfolio managers at Capital Guardian.


26 About the investment portfolios                           EQ Advisors Trust

EQ/EQUITY 500 INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index ("S&P 500").

THE INVESTMENT STRATEGY
Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will hold all 500 securities in the S&P 500 in the exact weight each represents in that Index. Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio's total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Index-Fund Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last eight calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
                   CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1995      36.5%
                               1996      22.4%
                               1997      32.6%
                               1998      28.1%
                               1999      20.4%
                               2000      -9.6%
                               2001    -11.95%
                               2002    -22.19%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 21.15% (1998 4th Quarter)           (17.26)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                       SINCE
                                       ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Equity 500 Index Portfolio -
   Class IA Shares                  (22.19)%         (0.91)%        8.98%
--------------------------------------------------------------------------------
 S&P 500 Index*                     (22.09)%         (0.58)%        9.37%
--------------------------------------------------------------------------------


* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


EQ Advisors Trust                          About the investment portfolios  27

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Equity 500 Index Portfolio                     Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                         0.25%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)          None
--------------------------------------------------------------------------------
 Other Expenses                                         0.07%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses              0.32%
--------------------------------------------------------------------------------


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                    CLASS IA
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                               $ 33
--------------------------------------------------------------------------------
 3 Years                                                              $103
--------------------------------------------------------------------------------
 5 Years                                                              $180
--------------------------------------------------------------------------------
 10 Years                                                             $406
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


28 About the investment portfolios                           EQ Advisors Trust

EQ/EVERGREEN OMEGA PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser's active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser's investment decisions.


The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio's investment objective.


Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio's exposure to the market; (ii) manage cash; or (iii) attempt to increase income. The Portfolio may also borrow money for temporary defensive purposes.


In response to adverse economic, political or market conditions, the Portfolio may temporarily invest up to 100% of its assets in high quality money market instruments. This strategy is inconsistent with the Portfolio's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Convertible Securities Risk

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Portfolio Turnover Risk

     o Small-Cap And Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                1999      9.70%
                                2000    -11.66%
                                2001    -17.02%
                                2002    -24.03%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 12.63% (1999 4th Quarter)            (18.11)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                         SINCE
                                      ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Evergreen Omega Portfolio -
  Class IB Shares                       (24.03)%         (11.60)%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index**            (27.88)%         (12.25)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          About the investment portfolios  29

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Evergreen Omega Portfolio                        Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                             0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)              None
--------------------------------------------------------------------------------
 Other Expenses                                             0.64%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                  1.29%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                    (0.59)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**            0.70%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.51%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                             $   71
--------------------------------------------------------------------------------
 3 Years                                                            $  349
--------------------------------------------------------------------------------
 5 Years                                                            $  647
--------------------------------------------------------------------------------
 10 Years                                                           $1,496
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC ("Evergreen"), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States.

The Portfolio is managed by a team of portfolio management professionals from Evergreen's Large Cap Core Growth team, with team members responsible for various sectors.


30 About the investment portfolios                           EQ Advisors Trust

EQ/FI MID CAP PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser normally invests the Portfolio's assets primarily in common stock.

The Adviser normally invests at least 80% of net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 or the Russell MidCap Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. The Portfolio may also potentially invest up to 20% of its assets in companies with smaller or larger market capitalizations.

The Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earning estimates and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities

     o Growth Investing Risk

     o Portfolio Turnover Risk

     o Mid-Cap Company Risk

     o Sector Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last two calendar years of operations and the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                               [CHART OMITTED]
                              2001      -13.42%
                              2002      -18.44%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 18.93% (2001 4th Quarter)            (22.26)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                             SINCE
                                          ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/FI Mid Cap Portfolio - Class IB
  Shares                                    (18.44)%         (13.69)%
--------------------------------------------------------------------------------
 S&P MidCap 400 Index**                     (14.51)%         ( 8.57)%
--------------------------------------------------------------------------------



 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.
** For more information on this index, see the following section "More information on Principal Risks and Benchmarks."



EQ Advisors Trust                          About the investment portfolios  31

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
           (expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/FI Mid Cap Portfolio                             Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                           0.70%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
--------------------------------------------------------------------------------
 Other Expenses                                           0.13%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses                0.83%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                  (0.08)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**          0.75%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.66%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



--------------------------------------------------------------------------------
                                                                  CLASS IA
                                                                   SHARES
--------------------------------------------------------------------------------
 1 Year                                                          $   77
--------------------------------------------------------------------------------
 3 Years                                                         $  257
--------------------------------------------------------------------------------
 5 Years                                                         $  452
--------------------------------------------------------------------------------
 10 Years                                                        $1,017
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, MA 02109. FMR has been the Portfolio's Adviser since the Portfolio commenced operations. As of December 31, 2002, FMR, including its affiliates, had approximately $888 billion in total assets under management.


PETER SAPERSTONE, a Portfolio Manager with FMR Co., Inc., an affiliate of FMR, is responsible for the day-to-day management of the Portfolio and is a portfolio manager for various Fidelity equity funds. Mr. Saperstone has been associated with FMR from 1995 through 2001 and with FMR Co., Inc. from 2001 to the present.


32 About the investment portfolios                           EQ Advisors Trust

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Adviser normally invests the Portfolio's assets primarily in common stock.


The Adviser normally invests at least 80% of net assets, plus borrowings for investment purposes, in securities of companies with small to medium market capitalizations. Although a universal definition of small and medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines small and medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P Small Cap 600 or the Russell 2000 Index and S&P MidCap 400 or the Russell MidCap Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies who are above this level after purchase continue to have a small or medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. The Portfolio may also invest its assets in companies with larger capitalizations.


The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book, price/sale, or price/ earnings ratios. The stocks of these companies are often called "value" stocks.

The Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Portfolio, the Adviser invests for the long term and selects those securities it believes offer strong opportunity for long-term growth of capital and are attractively valued.


The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.


In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."


     o Equity Risk

     o Foreign Securities Risk

     o Portfolio Turnover Risk

     o Sector Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because FMR was not the Adviser to the Portfolio prior to July 24, 2000.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results.


--------------------------------------------------------------------------------
                   CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                 [CHART OMITTED]
                                1999       2.07%
                                2000       5.48%
                                2001       4.29%
                                2002     -14.49%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 14.93% (2001 4th Quarter)           (19.28)% (2002 3rd Quarter)
--------------------------------------------------------------------------------



EQ Advisors Trust                          About the investment portfolios  33

--------------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                               SINCE
                                             ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value Portfolio -
  Class IA Shares                              (14.49)%         (0.37)%
--------------------------------------------------------------------------------
 Russell 2500 Value Index*                     ( 9.87)%          7.91%
--------------------------------------------------------------------------------



* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."



PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value Portfolio               Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                           0.75%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)            None
--------------------------------------------------------------------------------
 Other Expenses                                           0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*               0.85%
--------------------------------------------------------------------------------



* A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.83%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                  CLASS IA
                                                                    SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 1 Year                                                           $   87
--------------------------------------------------------------------------------
 3 Years                                                          $  271
--------------------------------------------------------------------------------
 5 Years                                                          $  471
--------------------------------------------------------------------------------
 10 Years                                                         $1,049
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, Massachusetts 02109, has been the Portfolio's Adviser since July 24, 2000. As of December 31, 2002, FMR, including its affiliates, had approximately $888 billion in total assets under management.


ROBERT MACDONALD is the Portfolio Manager and is responsible for the day-to-day management of the Portfolio. Mr. Macdonald, Senior Vice President and Portfolio Manager, has been associated with FMR from 1985 through 2001 and with FMR Co., Inc., an affiliate of FMR, from 2001 to present.


34 About the investment portfolios                           EQ Advisors Trust

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of growth-oriented companies with a large market capitalization.

The Adviser may invest substantially all of the Portfolio's assets in equity securities if the Adviser believes equity securities will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it may be invested in a limited number of companies.


--------------------------------------------------------------------------------

   For purposes of this Portfolio, companies having a market capitalization within the range of companies in the Russell 1000 Index are considered large capitalization companies.

--------------------------------------------------------------------------------

The Adviser applies a "bottom-up" approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest up to 20% of the Portfolio's total assets in high-yield/high-risk bonds ("junk bonds") or lower rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality.


In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such period.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk


     o Fixed Income Risk
          Credit Risk


          Junk Bond and Lower Rated Securities Risk

     o Focused Portfolio Risk

     o Foreign Securities Risk

     o Growth Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last two calendar years of operations and the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                               [CHART OMITTED]
                              2001      -22.91%
                              2002      -30.35%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 14.87% (2001 4th Quarter)            (24.26)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                SINCE
                                             ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth Portfolio -
  Class IB Shares                              (30.35)%         (28.82)%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index**                   (27.88)%         (31.84)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


EQ Advisors Trust                          About the investment portfolios  35

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth Portfolio               Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                         0.90%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)         None
--------------------------------------------------------------------------------
 Other Expenses                                         0.11%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses              1.01%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*                (0.11)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses          0.90%
--------------------------------------------------------------------------------



  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                   CLASS IA
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $   92
--------------------------------------------------------------------------------
 3 Years                                                          $  310
--------------------------------------------------------------------------------
 5 Years                                                          $  547
--------------------------------------------------------------------------------
 10 Years                                                         $1,225
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

JANUS CAPITAL MANAGEMENT LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts.

MARC PINTO, a Portfolio Manager with Janus, is responsible for the day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline and has also served as Assistant Portfolio Manager for certain Janus funds since joining Janus in 1994.


36 About the investment portfolios                           EQ Advisors Trust

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY
The Portfolio is non-diversified and, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000) that the Adviser believes are inexpensively priced relative to the return on total capital or equity. The equity securities that may be purchased by the Portfolio include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants. The Portfolio will have characteristics similar to the Russell 2000 Value Index.

The Portfolio may also invest up to 20% of its assets in larger capitalization equity securities or investment grade debt securities.


--------------------------------------------------------------------------------

   A Portfolio is considered "non-diversified" for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

--------------------------------------------------------------------------------

In selecting investments for the Portfolio, the Adviser looks for equity securities of companies that have one or more of the following characteristics:
(i) are undervalued relative to their earnings, cash flow or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within two years; (iii) are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power; (iv) have low projected price to earnings or price-to-cash flow multiples; (v) have the potential to become a larger factor in the company's business; (vi) have significant debt but have high levels of free cash flow; and
(vii) have a relatively short corporate history with the expectation that the business may grow.

When market or financial conditions warrant, the Portfolio may invest without limitation in short-term money market instruments or hold its assets in cash for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Focused Portfolio Risk

     o Non-Diversification Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The Portfolio's inception date was January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfomance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                               [CHART OMITTED]
                              1998      -7.03%
                              1999       1.66%
                              2000      18.56%
                              2001      17.74%
                              2002     -13.87%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 19.39% (1999 2nd Quarter)            (20.10)% (1998 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS *
--------------------------------------------------------------------------------
                                                             SINCE
                                            ONE YEAR       INCEPTION
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value  Portfolio
 - Class IB Shares                            (13.87)%        2.59%
--------------------------------------------------------------------------------
 Russell 2000 Value Index**                   (11.42)%        2.71%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the


EQ Advisors Trust                          About the investment portfolios  37

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value Portfolio                 Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.75%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
--------------------------------------------------------------------------------
 Other Expenses                                       0.11%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            0.86%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.01)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.85%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 was 0.81%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                             $   87
--------------------------------------------------------------------------------
 3 Years                                                            $  273
--------------------------------------------------------------------------------
 5 Years                                                            $  476
--------------------------------------------------------------------------------
 10 Years                                                           $1,060
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

LAZARD ASSET MANAGEMENT, LLC ("LAM"), 30 Rockefeller Plaza, New York, New York 10112. LAM has been the Adviser to the Portfolio since it commenced operations. Lazard Freres provides its clients with a wide variety of investment banking and related services, including investment management.

HERBERT W. GULLQUIST and PATRICK MULLIN are the Portfolio Managers responsible for the day-to-day management of the Portfolio. Mr. Gullquist, a Vice-Chairman of Lazard Freres and Managing Director and Chief Investment Officer of LAM, has been with LAM since 1982 and has been managing the Portfolio since its inception. Mr. Mullin, a Director of LAM, has been with LAM since February 1998 and has been managing the Portfolio since January 2001. Prior thereto, he was associated with Target Capital Management from February 1997; and prior thereto, he was associated with Dillon, Read & Co, Inc. from September 1992.


38 About the investment portfolios                           EQ Advisors Trust

EQ/MARSICO FOCUS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.
THE INVESTMENT STRATEGY
The Portfolio is "non-diversified" and invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.


--------------------------------------------------------------------------------

   For purposes of this Portfolio, companies having a market capitalization of $5 billion or more generally are considered large companies.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   A Portfolio is considered "non-diversified" for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

--------------------------------------------------------------------------------

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Portfolio, the Adviser uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Adviser examines such factors as the most attractive investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Adviser identifies sectors, industries and companies that should benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment by the Portfolio, the Adviser focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity and the ability to generate free cash flow); strong management; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

The Portfolio's core investments generally are well-known growth companies. However, the Portfolio's investments also typically include more aggressive growth companies and companies undergoing significant changes, for example, the introduction of a new product line, the appointment of a new management team or an acquisition. As a result, the Portfolio may invest in certain companies for relatively short-term periods. Such short-term activity may cause the Portfolio to incur higher brokerage costs, which may adversely affect the Portfolio's performance.

When market or financial conditions warrant or in the event of exceptional redemption requests, however, the Portfolio may hold cash or cash-equivalents and invest without limit in money market securities, U.S. government obligations and short-term debt securities. Under these circumstances, the Portfolio may not participate in stock market advances or declines to the same extent that it would if it remained more fully invested in common stocks. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Focused Portfolio Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Non-Diversification Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for 2002, the Portfolio's first full calendar year of operations. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


EQ Advisors Trust                          About the investment portfolios  39

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                 [CHART OMITTED]
                                 2002     -11.51%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 4.57% (2002 1st Quarter)             (12.09)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                      SINCE
                                    ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Marsico Focus Portfolio
   - Class IB Shares                  (11.51)%          0.59%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index**          (27.88)%        (19.60)%
--------------------------------------------------------------------------------


  * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.


 ** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Marsico Focus Portfolio                          Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.90%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
--------------------------------------------------------------------------------
 Other Expenses                                       0.18%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.08%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.18)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.90%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.85%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                             $   92
--------------------------------------------------------------------------------
 3 Years                                                            $  325
--------------------------------------------------------------------------------
 5 Years                                                            $  577
--------------------------------------------------------------------------------
 10 Years                                                           $1,299
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico is a registered investment adviser formed in 1997. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans.


THOMAS F. MARSICO and JAMES A. HILLARY are principally responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997 . Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager. Mr. Hillary is a portfolio manager and senior analyst with Marsico. He has been with Marsico since 1997.



40 About the investment portfolios                           EQ Advisors Trust

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Portfolio chooses securities for capital appreciation that are expected to increase in value. In selecting securities, the Adviser emphasizes stocks that are undervalued, are selling at a discount, or seem capable of recovering from being temporarily out of favor. The Adviser places particular emphasis on securities with statistical characteristics associated with undervaluation.

The Adviser follows a contrary opinion/out-of-favor investment style. The Adviser believes that favorable changes in market prices are more likely to occur when:


o stocks are out of favor;

o company earnings are depressed;

o price/earnings ratios are relatively low;

o investment expectations are limited; and/or

o there is no general interest in a security or industry.


On the other hand, the Adviser believes that negative developments are more likely to occur when:

o investment expectations are high;

o stock prices are advancing or have advanced rapidly;

o price/earnings ratios have been inflated; and/or

o an industry or security continues to become popular among investors.

In other words, the Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio may also invest a substantial portion of its assets in companies with market capitalizations below the largest companies. The Adviser believes that large institutional investors may overlook these companies, making them undervalued. The Portfolio also may invest, to a limited extent, in securities issued by foreign companies.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

When market or financial conditions warrant, the Portfolio may invest in U.S. Government and agency securities, money market securities and other fixed income securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years, and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                               [CHART OMITTED]
                              1998      11.59%
                              1999      19.00%
                              2000      11.81%
                              2001       5.94%
                              2002     -16.68%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 16.97% (2001 4th Quarter)            (20.46)% (2002 3rd Quarter)
--------------------------------------------------------------------------------


EQ Advisors TrustAbout the investment portfolios  41

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                   SINCE
                                   ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value
   Equity Portfolio -
   Class IB Shares                   (16.68)%         5.47%         7.75%
--------------------------------------------------------------------------------
 Russell 1000 Value Index**          (15.52)%         1.16%         5.30%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity Portfolio           Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.60%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
--------------------------------------------------------------------------------
 Other Expenses                                    0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.70%
--------------------------------------------------------------------------------



* A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.69%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



--------------------------------------------------------------------------------
                                                                      CLASS IA
                                                                       SHARES
--------------------------------------------------------------------------------
 1 Year                                                                 $ 72
--------------------------------------------------------------------------------
 3 Years                                                                $224
--------------------------------------------------------------------------------
 5 Years                                                                $390
--------------------------------------------------------------------------------
 10 Years                                                               $871
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


MERCURY ADVISORS ("Mercury"), a division of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, or its advisory affiliates have been the Adviser to the Portfolio since it commenced operations. Mercury, together with its investment advisory affiliates, is the world's third-largest asset management firm, with total assets under management of $460 billion as of December 31, 2002. Mercury and its advisory affiliates serve as investment advisers to certain affiliated registered investment companies and provide investment advisory services for individuals and institutions.


KEVIN RENDINO and ROBERT J. MARTORELLI are primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been a Managing Director of Mercury since 1997, and has been the Portfolio Manager responsible for the day-to-day management of the Portfolio since it commenced operations. Mr. Rendino was a First Vice President and Vice President of Mercury (or its predecessor) from 1993 to 1997. Mr. Martorelli has been a Managing Director of Mercury since 1997 and a co-Portfolio Manager of the Portfolio since May 2000. Mr. Martorelli was a First Vice President and Vice President of Mercury (or its predecessor) from 1987 to 1997.


42 About the investment portfolios                           EQ Advisors Trust

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY
The Portfolio invests, under normal market conditions, primarily (at least 65% of its net assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies that the Adviser believes are either:

o early in their life cycle but have the potential to become major enterprises; or

o are major enterprises whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio's investments may include securities traded in the over-the-counter markets.

The Adviser uses a "bottom-up" investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Adviser.

In addition, up to 25% of the Portfolio's assets may be invested in foreign securities, including those in emerging markets, or in cash and cash equivalents.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal strategies for temporary or defensive purposes by investing a large portion or all of its assets in cash or cash equivalents, including but not limited to obligations of banks (including, but not limited to, certificates of deposit, bankers acceptances, time deposits and repurchase agreements) commercial paper, short-term notes, U.S. Government securities and related repurchase agreements. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

          Emerging Market Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                 [CHART OMITTED]
                                1998      34.57%
                                1999      74.43%
                                2000     -18.56%
                                2001     -33.89%
                                2002     -34.15%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 53.01% (1999 4th Quarter)            (28.50)% (2001 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS *
--------------------------------------------------------------------------------
                                                          SINCE
                                        ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
     Portfolio - Class IA Shares          (34.15)%         (8.40)%
--------------------------------------------------------------------------------
 Russell 3000 Growth Index**              (28.03)%         (0.17)%
--------------------------------------------------------------------------------


 * For periods prior to the commencement of Class IA shares, which occurred on November 24, 1998, the performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


EQ Advisors Trust                          About the investment portfolios  43

PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies Portfolio        Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     None
--------------------------------------------------------------------------------
 Other Expenses                                    0.08%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.73%
--------------------------------------------------------------------------------



  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.72%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                      CLASS IA
                                                                       SHARES
--------------------------------------------------------------------------------
 1 Year                                                                 $ 75
--------------------------------------------------------------------------------
 3 Years                                                                $233
--------------------------------------------------------------------------------
 5 Years                                                                $406
--------------------------------------------------------------------------------
 10 Years                                                               $906
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

MFS INVESTMENT MANAGEMENT ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organi-zation. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.

The Portfolio is managed by a team of portfolio managers.

44 About the investment portfolios                           EQ Advisors Trust

EQ/MFS INVESTORS TRUST PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.


--------------------------------------------------------------------------------

   For purposes of this Portfolio, the words "reasonable current income" mean moderate income.

--------------------------------------------------------------------------------


THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily (at least 65% of its net assets plus borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, the Portfolio generally focuses on companies with larger market capitalizations that the Adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Index.

The Adviser uses a "bottom-up" investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Adviser's large group of equity research analysts.

The Portfolio may invest up to, and including, 20% of its net assets in foreign securities, including those in emerging markets and depositary receipts, through which it may have exposure to foreign currencies.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal strategies for temporary or defensive purposes by investing a large portion or all of its assets in cash or cash equivalents, including but not limited to obligations of banks (including, but not limited to, certificates of deposit, bankers acceptances, time deposits and repurchase agreements) commercial paper, short-term notes, U.S. Government securities and related repurchase agreements. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

 o Equity Risk

 o Foreign Securities Risk

 o Growth Investing Risk

 o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1999       8.76%
                               2000      -0.77%
                               2001     -15.97%
                               2002     -21.04%

--------------------------------------------------------------------------------

 Best quarter (% and time period)     Worst quarter (% and time period)
 10.87% (1999 4th Quarter)            (15.37)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                           SINCE
                         ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Portfolio -
  Class IB Shares          (21.04)%         (8.01)%
--------------------------------------------------------------------------------
 S&P 500 Index**           (22.09)%         (6.77)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


EQ Advisors Trust                          About the investment portfolios  45

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust Portfolio                    Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.60%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
--------------------------------------------------------------------------------
 Other Expenses                                       0.11%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            0.71%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.01)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.70%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.69%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                                $ 72
--------------------------------------------------------------------------------
 3 Years                                                               $226
--------------------------------------------------------------------------------
 5 Years                                                               $394
--------------------------------------------------------------------------------
 10 Years                                                              $881
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

MFS INVESTMENT MANAGEMENT ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.

The Portfolio is managed by a team of portfolio managers.

46 About the investment portfolios                           EQ Advisors Trust

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital growth. Current income is a secondary objective.

THE INVESTMENT STRATEGY
The Portfolio invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income. In analyzing companies for investment, the Adviser tries to identify common stocks of companies that are significantly undervalued compared with their underlying assets or earnings potential and offer growth and current income potential.


The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest a portion of its assets in debt securities rated below investment grade (so-called "junk bonds"), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.


The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio's investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as buying and selling derivatives, including stock index futures contracts and call and put options.

When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in cash, cash equivalents, high-quality money market instruments, debt securities, preferred stocks or other securities for temporary or defensive purposes. Such investment strategies may be inconsistent with the Portfolio's secondary investment objective of current income and could result in the Portfolio not achieving its investment objectives.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

     o Foreign Securities Risk

     o Junk Bond and Lower Rated Securities Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997.The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      12.75%
                               1999      -1.27%
                               2000       6.69%
                               2001      -6.73%
                               2002     -19.07%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 16.49% (1998 4th Quarter)            (18.57)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                    SINCE
                                   ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Putnam Growth &
   Income Value Portfolio -
   Class IB Shares                   (19.07)%        (2.16)%        0.73%
--------------------------------------------------------------------------------
 Russell 1000 Value Index**          (15.52)%         1.16%         5.30%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          About the investment portfolios  47

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value Portfolio         Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.60%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     None
--------------------------------------------------------------------------------
 Other Expenses                                    0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.70%
--------------------------------------------------------------------------------



* A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.69%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                                $ 72
--------------------------------------------------------------------------------
 3 Years                                                               $224
--------------------------------------------------------------------------------
 5 Years                                                               $390
--------------------------------------------------------------------------------
 10 Years                                                              $871
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937.

The Putnam Large Cap Value Team has primary responsibility for the day-to-day management of the Portfolio.


48 About the investment portfolios                           EQ Advisors Trust

EQ/PUTNAM VOYAGER PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and any increased income that results from this growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of companies with market capitalizations of $3 billion or more. The Adviser gives consideration to growth potential rather than to dividend income. Although the Portfolio primarily invests in large cap securities, it may also purchase securities of medium-sized companies having a proprietary product or profitable market niches and the potential to grow very rapidly.

The Adviser invests mostly in "growth" stocks whose earnings the Adviser believes are likely to grow faster than the economy as a whole. The Adviser evaluates a company's future earnings potential and dividends, financial strength, working assets and competitive position in its industry.


Although the Portfolio invests primarily in U.S. stocks, the Portfolio may invest without limit in securities of foreign issuers that are traded in U.S. public markets. It may also, to a lesser extent, invest in securities of foreign issuers that are not traded in U.S. public markets.

When market or financial conditions warrant, the Portfolio may invest without limit in debt securities, preferred stocks, United States Government and agency obligations, cash or money market instruments, or any other securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
1998      36.27%
1999      30.24%
2000     -17.79%
2001     -24.42%
2002     -26.39%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 25.29% (1998 4th Quarter)            (19.95)% (2001 1st Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                    SINCE
                                    ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Putnam Voyager
 Portfolio - Class IB Shares          (26.39)%        (4.09)%        0.22%
--------------------------------------------------------------------------------
 Russell 1000 Growth
 Index**                              (27.88)%        (3.84)%        0.01%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          About the investment portfolios  49

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Putnam Voyager Portfolio                         Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        None
--------------------------------------------------------------------------------
 Other Expenses                                       0.12%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            0.77%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.07)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.70%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.67%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                                $ 71
--------------------------------------------------------------------------------
 3 Years                                                               $239
--------------------------------------------------------------------------------
 5 Years                                                               $421
--------------------------------------------------------------------------------
 10 Years                                                              $947
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937.

The Putnam Large Cap Growth Team has primary responsibility for the day-to-day management of the Portfolio.


50 About the investment portfolios                           EQ Advisors Trust

EQ/SMALL COMPANY INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index ("Russell 2000").

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as "optimization." This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio's liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio's total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio's ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Index-Fund Risk

     o Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing the yearly changes in the Portfolio's performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.




--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      -2.27%
                               1999      20.68%
                               2000      -3.43%
                               2001       2.12%
                               2002     -20.96%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 21.08% (2001 4th Quarter)            (21.52)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS *
--------------------------------------------------------------------------------
                                                            SINCE
                                          ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Small Company Index Portfolio -
     Class IB Shares                        (20.96)%         (1.67)%
--------------------------------------------------------------------------------
 Russell 2000 Index**                       (20.48)%         (1.36)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the


EQ Advisors Trust                          About the investment portfolios  51

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Small Company Index Portfolio                  Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.25%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)           None
--------------------------------------------------------------------------------
 Other Expenses                                    0.35%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.60%
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                    CLASS IA
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                               $ 61
--------------------------------------------------------------------------------
 3 Years                                                              $192
--------------------------------------------------------------------------------
 5 Years                                                              $335
--------------------------------------------------------------------------------
 10 Years                                                             $750
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since January 2, 2003. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.



52 About the investment portfolios                           EQ Advisors Trust

INTERNATIONAL STOCK PORTFOLIOS

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or "emerging markets"), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index (Europe, Australia and the Far East) and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index.


--------------------------------------------------------------------------------

   These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

--------------------------------------------------------------------------------


The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

For temporary or defensive purposes, when market or financial conditions warrant, the Portfolio may at times invest substantially all of its assets in securities issued by a single major developed country (e.g., the United States) or in cash or cash equivalents, including money market instruments issued by that country. In addition, the Portfolio may establish and maintain temporary cash balances in U.S. and foreign short-term high-grade money market instruments for defensive purposes or to take advantage of buying opportunities. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk


     o Fixed Income Risk


     o Foreign Securities Risk


     Currency Risk


         Emerging Market Risk

     o Growth Investing Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE
The bar chart below illustrates the Portfolio's annual total returns for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.


EQ Advisors Trust                          About the investment portfolios  53

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1996        9.8%
                               1997      -2.98%
                               1998       10.6%
                               1999      37.32%
                               2000     -22.77%
                               2001     -22.88%
                               2002      -9.84%
--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 25.49% (1999 4th Quarter)           (20.46)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                  SINCE
                                 ONE YEAR       FIVE YEARS      INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance International
   Portfolio - Class IA
   Shares                      (9.84)%         (3.99)%        (0.45)%
--------------------------------------------------------------------------------
 MSCI EAFE Index*             (15.94)%         (2.89)%         0.22%
--------------------------------------------------------------------------------



* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."



PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance International Portfolio                 Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.82%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
--------------------------------------------------------------------------------
 Other Expenses                                       0.22%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.04%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.02)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.02%
--------------------------------------------------------------------------------



  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 0.85%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.00%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                      CLASS IA
                                                                       SHARES
--------------------------------------------------------------------------------
 1 Year                                                              $  104
--------------------------------------------------------------------------------
 3 Years                                                             $  329
--------------------------------------------------------------------------------
 5 Years                                                             $  572
--------------------------------------------------------------------------------
 10 Years                                                            $1,269
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit ("Bernstein"). This team approach pairs the growth expertise of Alliance Capital with the highly regarded members of its Value Investment Policy Group. Stephen Beinhacker and Jimmy Pang are responsible for the day-to-day management of the growth portion of the Portfolio. Mr. Beinhacker, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1997. Mr. Pang, a Vice President of Alliance Capital, has been associated with Alliance Capital since 1996. The Value Investment Policy Group is comprised of key senior investment professionals of Bernstein and it has been responsible for day-to-day management of the value portion of the Portfolio since September 1, 2001.


54 About the investment portfolios                           EQ Advisors Trust

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY
The Portfolio invests primarily (at least 80% of its net assets) in securities of non-U.S. issuers (including American Depositary Receipts and U.S. registered securities) and securities whose principal markets are outside of the U.S. While the assets of the Portfolio can be invested with geographic flexibility, the Portfolio will emphasize investment in securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. In addition, the Portfolio may invest in securities of issuers domiciled in other countries including developing countries. In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

The Portfolio primarily invests in common stocks, warrants, rights, and non-convertible preferred stock. However, when the Adviser believes that market and economic conditions indicate that it is desirable to do so, the Portfolio may also purchase high-quality debt securities rated, at the time of purchase, within the top three quality categories by Moody's or S&P (or unrated securities of equivalent quality), repurchase agreements, and short-term debt obligations denominated in U.S. dollars or foreign currencies.

Although the Portfolio does not intend to seek short-term profits, securities in the Portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time a particular security may have been held.

To the extent the Portfolio invests in non-U.S. dollar denominated securities or holds non-U.S. dollar assets, the Portfolio may hedge against possible variations in exchange rates between currencies by purchasing and selling currency futures or put and call options and may also enter into forward foreign currency exchange contracts to hedge against changes in currency exchange rates. The Portfolio may also cross-hedge between two non-U.S. currencies.

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk


     Currency Risk


         Emerging Market Risk

     o Growth Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last three calendar years, and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               2000      -19.19%
                               2001      -20.89%
                               2002      -15.00%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 11.07% (2001 4th Quarter)            (19.81)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                           SINCE
                                         ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Portfolio - Class IB Shares              (15.00)%         (7.00)%
--------------------------------------------------------------------------------
 MSCI EAFE Index**                         (15.94)%         (9.91)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


EQ Advisors Trust                           About the Investment Portfolios 55

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Capital Guardian International Portfolio         Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.85%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)         None
--------------------------------------------------------------------------------
 Other Expenses                                       0.29%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.14%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.19)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.95%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."



 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.92%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                      CLASS IA
                                                                       SHARES
--------------------------------------------------------------------------------
 1 Year                                                              $   97
--------------------------------------------------------------------------------
 3 Years                                                             $  343
--------------------------------------------------------------------------------
 5 Years                                                             $  608
--------------------------------------------------------------------------------
 10 Years                                                            $1,367
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been the Adviser to the Portfolio since its inception.Capital Guardian has been providing investment management services since 1968.

The day-to-day investment management decisions for the Portfolio are made by a team of portfolio managers at Capital Guardian.


56 About the Investment Portfolios                           EQ Advisors Trust

EQ/EMERGING MARKETS EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.


THE INVESTMENT STRATEGY

The Portfolio is non-diversified and, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars.


--------------------------------------------------------------------------------

   A Portfolio is considered "non-diversified" for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

     o its principal securities trading market is in an emerging market country;

     o alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

     o it is organized under the laws of, or has a principal office in, an emerging market country.

--------------------------------------------------------------------------------


The Adviser's investment approach combines top-down country allocation with bottom-up stock selection.

The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called "junk bonds"). The Portfolio also may, to a lesser extent, invest in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may utilize forward foreign currency contracts, options and futures contracts and swap transactions.

When market or financial conditions warrant, the Portfolio may invest in certain short- and medium-term fixed income securities of issuers other than emerging market issuers and may invest without limitation in high quality money market instruments for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o  Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

         Junk Bonds and Lower Rated Securities Risk

   o Focused Portfolio Risk

     o Foreign Securities Risk


         Currency Risk


         Emerging Market Risk

   o Liquidity Risk

     o Non-Diversification Risk

     o Portfolio Turnover Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


EQ Advisors Trust                           About the Investment Portfolios 57

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              1998      -27.01%
                              1999       95.82%
                              2000      -40.12%
                              2001       -5.09%
                              2002       -6.17%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 49.97% (1999 4th Quarter)            (22.24)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                      SINCE
                                      ONE YEAR      FIVE YEARS      INCEPTION
--------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
   Portfolio - Class IB Shares     (6.05)%         (5.25)%        (8.81)%
--------------------------------------------------------------------------------
 MSCI EMF Index**                  (6.17)%          4.66%         (8.50)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to October 2, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Emerging Markets Equity Portfolio                Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       1.15%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
--------------------------------------------------------------------------------
 Other Expenses                                       0.47%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.62%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.05)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.57%
--------------------------------------------------------------------------------



  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed 1.55%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.56%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                   CLASS IA
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $  160
--------------------------------------------------------------------------------
 3 Years                                                          $  506
--------------------------------------------------------------------------------
 5 Years                                                          $  876
--------------------------------------------------------------------------------
 10 Years                                                         $1,917
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

MORGAN STANLEY INVESTMENT MANAGEMENT, INC. ("MSIM, Inc."), 1221 Avenue of the Americas, New York, NY 10020. MSIM, Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM, Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM, Inc. is a direct subsidiary of Morgan Stanley. MSIM, Inc. does business in certain instances (including its role as adviser to the Portfolio) under the name Van Kampen.

MSIM, Inc.'s Emerging Markets Equity Group has primary responsibility for the day-to-day management of the Portfolio.


58 About the Investment Portfolios                           EQ Advisors Trust

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies included in the MSCI EAFE Index. The Portfolio is constructed to have aggregate investment characteristics similar to those of the MSCI EAFE Index. The Portfolio invests in a statistically selected sample of the securities of companies included in the MSCI EAFE Index, although not all companies within a country will be represented in the Portfolio at the same time. Stocks are selected based on country of origin, market capitalization, yield, volatility and industry sector. The Adviser will manage the Portfolio using advanced statistical techniques to determine which securities should be purchased or sold in order to replicate the MSCI EAFE index.

Over time, the correlation between the performance of the Portfolio and the MSCI EAFE Index is expected to be 95% or higher before de- duction of Portfolio expenses. The Portfolio's ability to track the MSCI EAFE Index may be affected by, among others, transaction costs, ad- ministration and other expenses incurred by the Portfolio, changes in either the composition of the MSCI EAFE Index or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the MSCI EAFE Index, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

The Portfolio may invest to a lesser extent in short-term debt securities and money market instruments to meet redemption requests or to fa- cilitate investment in the securities of the MSCI EAFE Index.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the MSCI EAFE Index while retaining a cash balance for Portfolio management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or MSCI EAFE Index. These instruments are considered to be derivatives.

THE PRINCIPAL RISK

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Currency Risk

     o Foreign Securities Risk

     o Index-Fund Risk

     o Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's average annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance. Alliance Capital became the Adviser to the Portfolio on to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fess and expenses, which would reduce the performance results.




--------------------------------------------------------------------------------
                   CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              1998      20.07%
                              1999      27.50%
                              2000     -17.63%
                              2001     -25.47%
                              2002     -17.87%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 20.43% (1998 4th Quarter)            (20.33)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                     SINCE
                                   ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/International Equity Index
   Portfolio - Class IB Shares     (17.87)%         (5.05)%
--------------------------------------------------------------------------------
 MSCI EAFE Index**                 (15.94)%         (2.89)%
--------------------------------------------------------------------------------



 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the



EQ Advisors Trust                           About the Investment Portfolios 59

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.





--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/International Equity Index Portfolio           Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.35%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     None
--------------------------------------------------------------------------------
 Other Expenses                                    0.32%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.67%
--------------------------------------------------------------------------------



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:





--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                                $ 68
--------------------------------------------------------------------------------
 3 Years                                                               $214
--------------------------------------------------------------------------------
 5 Years                                                               $373
--------------------------------------------------------------------------------
 10 Years                                                              $835
--------------------------------------------------------------------------------



WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since January 2003. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.



60 About the Investment Portfolios                           EQ Advisors Trust

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY


The Portfolio invests primarily in securities of companies located in a number of different countries outside the United States. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. Such equity securities normally include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.


The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

o companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

o companies that earn 50% or more of their total revenues from business outside the U.S.;

o companies with 50% or more of their assets located in a country outside of the U.S.; and

o    companies whose securities are principally traded in foreign markets.

The Portfolio may engage in a variety of transactions using "derivatives," such as futures, options, warrants, forward and swap contracts on both securities and currencies.

The Portfolio will not limit its investments to any particular type of company. The Portfolio may invest in companies of any size although it generally will invest in large cap companies. The Adviser selects companies whose earnings it believes to be in a relatively strong growth trend or whose securities the Adviser considers to be undervalued. The Adviser considers, among other things, a company's financial strength, competitive position in its industry and projected future cash flows and earnings when deciding whether to buy or sell investments.

When market or financial conditions warrant, the Portfolio may invest, without limitation, in securities of any kind, including securities traded primarily in U.S. markets, cash and money market instruments for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk


         Currency Risk


         Emerging Market Risk

     o Liquidity Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results .


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      19.51%
                               1999      60.24%
                               2000     -12.33%
                               2001     -21.55%
                               2002     -16.61%

--------------------------------------------------------------------------------
 Best quarter: (% and time period)    Worst quarter: (% and time period)
 36.26% (1999 4th Quarter)            (20.57)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                       SINCE
                                      ONE YEAR       FIVE YEARS      INCEPTION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 EQ/Putnam International Equity
   Portfolio - Class IB Shares     (16.61)%           1.89%          3.32%
--------------------------------------------------------------------------------
 MSCI EAFE Index**                 (15.94)%          (2.89)%        (2.07)%
--------------------------------------------------------------------------------


 * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and, consequently, the performance results for the periods shown would have been more favorable.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the


EQ Advisors Trust                           About the Investment Portfolios 61

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Putnam International Equity Portfolio            Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.85%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       None
--------------------------------------------------------------------------------
 Other Expenses                                       0.20%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.05%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.05)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.00%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IA shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."



 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.99%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                   CLASS IA
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $  102
--------------------------------------------------------------------------------
 3 Years                                                          $  329
--------------------------------------------------------------------------------
 5 Years                                                          $  574
--------------------------------------------------------------------------------
 10 Years                                                         $1,277
--------------------------------------------------------------------------------




WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937.

The Putnam Core International Equity Team has primary responsibility for the day-to-day management of the Portfolio.


62 About the Investment Portfolios                           EQ Advisors Trust

FIXED INCOME PORTFOLIOS

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY


Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.



   The Portfolio's investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but not less than ten years. In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates).

   Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.


The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio may also purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.



In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

o U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

o U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

o U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

o "Ginnie Maes": Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

o "Fannie Maes": The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

o "Freddie Macs": The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs") which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

o Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture.

o "Sallie Maes": The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions


EQ Advisors Trust                           About the Investment Portfolios 63
   engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

The Portfolio may also invest in "zero coupon" U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.


--------------------------------------------------------------------------------

   Guarantees of the Portfolio's U.S. Government Securities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Portfolio's shares.

--------------------------------------------------------------------------------


The Portfolio may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"), but only if they are collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

 o Derivatives Risk

 o Fixed Income Risk

    Asset-Backed Securities Risk

    Credit Risk

    Interest Rate Risk

    Investment Grade Securities Risk

    Mortgage-Backed Securities Risk

 o Leveraging Risk

 o Portfolio Turnover Risk

 o Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.



--------------------------------------------------------------------------------
                        CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                 1993      10.6%
                                 1994      -4.4%
                                 1995      13.3%
                                 1996       3.8%
                                 1997       7.3%
                                 1998       7.7%
                                 1999      0.02%
                                 2000      9.27%
                                 2001      8.23%
                                 2002      8.81%
--------------------------------------------------------------------------------
     Best quarter (% and time period)   Worst quarter (% and time period)
     4.90% (2001 3rd Quarter)           (2.96)% (1994 1st Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                    ONE YEAR     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/Alliance Intermediate
   Government Securities
   Portfolio - Class IA Shares     8.81%        6.75%          6.35%
--------------------------------------------------------------------------------
 Lehman Intermediate
   Government Bond Index*          9.64%        7.44%          6.91%
--------------------------------------------------------------------------------


* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the


64 About the Investment Portfolios                           EQ Advisors Trust

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
   Portfolio                                       Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.50%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)      None
--------------------------------------------------------------------------------
 Other Expenses                                    0.09%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.59%
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                                $ 60
--------------------------------------------------------------------------------
 3 Years                                                               $189
--------------------------------------------------------------------------------
 5 Years                                                               $329
--------------------------------------------------------------------------------
 10 Years                                                              $738
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

The Portfolio Managers are JEFFREY S. PHLEGAR and JOHN FEINGOLD. Mr. Phlegar has been responsible for the day-to-day management of the Portfolio and its predecessor since January 1999. Mr. Phlegar, a Senior Vice President of Alliance Capital has been associated with Alliance Capital for the past five years. Mr. Feingold is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital and its predecessor, Sanford C. Bernstein & Co., Inc. since 1998. From 1993 to 1998 Mr. Feingold was associated with Jennison Associates.


EQ Advisors Trust                           About the Investment Portfolios 65

EQ/ALLIANCE QUALITY BOND PORTFOLIO
INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY
The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.


Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio will follow a policy of investing at least 65% of its total assets in securities which are rated investment grade at the time of purchase (i.e., at least Baa by Moody's or BBB by S&P) or in unrated fixed income securities that the Adviser determines to be of comparable quality. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody's and S&P).


In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser's assessment of prospective cyclical changes even if such action may adversely affect current income.

The Portfolio may also invest in foreign securities, although it will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon pay-in-kind securities, collateralized mortgage obligations, securities lending with a value of up to 50% of its total assets, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also use derivatives, including: purchasing put and call options and writing covered put and call options on securities it may purchase.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Convertible Securities Risk

     o Derivatives Risk

     o Fixed Income Risk

         Asset-Backed Securities Risk

         Credit Risk

         Interest Rate Risk

         Investment Grade Securities Risk

         Mortgage-Backed Securities Risk


         Zero Coupon and Pay-in-Kind Securities Risk


     o Foreign Securities Risk

     o Leveraging Risk


     o Portfolio Turnover Risk


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Quality Bond Portfolio whose inception date is October 1, 1993. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



66 About the Investment Portfolios                           EQ Advisors Trust

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1994       -5.1%
                               1995       17.0%
                               1996        5.4%
                               1997        9.1%
                               1998        8.7%
                               1999      -2.00%
                               2000      11.48%
                               2001       8.28%
                               2002       7.91%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 6.19% (1995 2nd Quarter)            (4.04)% (1994 1st Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                  SINCE
                                    ONE YEAR     FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
   Portfolio - Class IA Shares      7.91%       6.78%          6.33%
--------------------------------------------------------------------------------
 Lehman Aggregate Bond Index*      10.25%       7.55%          7.07%
--------------------------------------------------------------------------------


  * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Quality Bond Portfolio                Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.52%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     None
--------------------------------------------------------------------------------
 Other Expenses                                    0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.62%
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                                $ 63
--------------------------------------------------------------------------------
 3 Years                                                               $199
--------------------------------------------------------------------------------
 5 Years                                                               $346
--------------------------------------------------------------------------------
 10 Years                                                              $774
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

MATTHEW BLOOM has been responsible for the day-to-day management of the Portfolio and its predecessor since 1995. Mr. Bloom, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1989.


EQ Advisors Trust                           About the Investment Portfolios 67

EQ/HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high total return through a combination of current income and capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Manager has ultimate responsibility for the performance of the Portfolio and continuously monitors the performance and investment strategies of each of the Advisers.


The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so-called "junk bonds"), which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities. Junk bonds generally have a higher current yield but are rated either in the lower categories by NRSROs (i.e., rated Ba or lower by Moody's or BB or lower by S&P) or are unrated securities of comparable quality.

The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing.

The Portfolio may also make use of various other investment strategies, including investments in common stocks and other equity-type securities (such as convertible debt securities) and secured loans of its portfolio securities without limitation in order to enhance its current return and to reduce fluctuations in net asset value. The Portfolio may also use derivatives, including: writing covered call and put options; purchasing call and put options on individual fixed income securities, securities indexes and foreign currencies; and purchasing and selling stock index, interest rate and foreign currency futures contracts and options thereon. The Portfolio may also invest in participations and assignments of loans originally made by institutional lenders or lending syndicates.

In the event that any securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if the Adviser believes that such investments are considered appropriate under the circumstances.

The Portfolio may also invest in fixed income securities that are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities.

When market or financial conditions warrant, the Portfolio may also make temporary investments in high-quality U.S. dollar-denominated money market instruments. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

Performance may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Fixed Income Risk

         Credit Risk

         Interest Rate Risk

         Junk Bond or Lower Rated Securities Risk

         Mortgage-Backed Securities Risk

     o Foreign Securities Risk

     o Leveraging Risk

     o Liquidity Risk

     o Loan Participation and Assignment Risk

     o Multiple Adviser Risk

     o Securities Lending Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance High Yield Portfolio) managed by Alliance Capital using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance High Yield Portfolio whose inception date is January 2, 1987. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked. Until July 15, 2002, Alliance Capital was the sole Adviser of the Portfolio. Since that date, it has employed multiple Advisers. Since the Manager may add to, dismiss or replace the Adviser in the Portfolio, the Portfolio's historical performance may cover periods when portions of the Portfolio were advised by different Advisers.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and


68 About the Investment Portfolios                           EQ Advisors Trust

Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]

                                1993      23.2%
                                1994      -2.8%
                                1995      19.9%
                                1996      23.0%
                                1997      18.5%
                                1998      -5.2%
                                1999     -3.35%
                                2000     -8.65%
                                2001      0.89%
                                2002     -2.72%

--------------------------------------------------------------------------------
     Best quarter (% and time period)   Worst quarter (% and time period)
--------------------------------------------------------------------------------
     8.03% (1997 2nd Quarter)           (11.04)% (1998 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                         ONE YEAR      FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/High Yield Portfolio
   - Class IA Shares                       (2.72)%    (3.86)%            5.56%
--------------------------------------------------------------------------------
 Credit Suisse First Boston Global
   High Yield Index*                        3.10%      1.44%             6.52%
--------------------------------------------------------------------------------


* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/High Yield Portfolio                           Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.60%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     None
--------------------------------------------------------------------------------
 Other Expenses                                    0.09%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.69%
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IA
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                                $ 70
--------------------------------------------------------------------------------
 3 Years                                                               $221
--------------------------------------------------------------------------------
 5 Years                                                               $384
--------------------------------------------------------------------------------
 10 Years                                                              $859
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

In accordance with the Multi-Manager Order, the Manager may, among other things, select new or additional Advisers for the Portfolio. Currently, Alliance Capital Management L.P., and Pacific Investment Management Company LLC have been selected by the Manager to serve as Advisers for this Portfolio. New or additional Advisers may be added in the future.

The Manager allocates the assets of the Portfolio and all daily cash flows (share purchases) and outflows (redemptions and expense items) among the Advisers, subject to the oversight of the Board. The Manager reviews the asset allocation in the Portfolio on a periodic basis. The Manager may, subject to the oversight of the Board, reallocate assets from one Adviser to another when it would be in the best interest of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to other Adviser(s).

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been an Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


   MICHAEL SNYDER is responsible for the day-to-day management of the Alliance Capital portion of the Portfolio. Mr. Snyder joined Alliance Capital in 2001 as a member of the High Yield Portfolio Management team and is a Senior Vice President. Prior to joining Alliance Capital, Mr. Snyder was a Managing Director at Donaldson, Lufkin and Jenrette and Bear, Stearns and Co., where he founded and directed the high yield asset management group.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC. ("PIMCO"), 840 Newport Center, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to pri-


EQ Advisors Trust                           About the Investment Portfolios 69
vate accounts of institutional and individual clients and to mutual funds. PIMCO was added as an Adviser to the Portfolio on July 15, 2002.


   The day-to-day investments for that portion of the Portfolio's assets allocated to PIMCO will be made by a team led by Raymond Kennedy, a Managing Director at PIMCO. Mr. Kennedy joined PIMCO in 1996 as a Portfolio Manager.


70 About the Investment Portfolios                           EQ Advisors Trust

EQ/J.P. MORGAN CORE BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio's total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by S&P or Baa or better by Moody's or unrated securities of similar quality. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate in the circumstances.

The Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser's view of the market and interest rates. The Adviser also actively allocates the Portfolio's assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset-backed securities, mortgage-related securities and direct mortgage obligations. The securities can be of any duration but will generally mature within one year of the Salomon Brothers Broad Investment Grade Bond Index (currently about 5 years). The Portfolio may also use futures contracts to change the duration of the Portfolio's bond holdings.

--------------------------------------------------------------------------------

   Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

--------------------------------------------------------------------------------

The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries.

Under normal market conditions, the Portfolio will be primarily invested in bonds. When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in money market securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


The Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Fixed Income Risk

         Asset-Backed Securities Risk

         Credit Risk

         Interest Rate Risk

         Investment Grade Securities Risk

         Mortgage-backed Securities Risk

     o Foreign Securities Risk

     o Liquidity Risk

     o Portfolio Turnover Risk


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


EQ Advisors Trust                           About the Investment Portfolios 71

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                1998      9.02%
                                1999     -1.64%
                                2000     11.55%
                                2001      7.95%
                                2002      9.52%

--------------------------------------------------------------------------------
 Best quarter: (% and time period)    Worst quarter: (% and time period)
 4.72% (1998 3rd Quarter)             (1.62)% (1999 2nd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                   SINCE
                                    ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
   Portfolio - Class IB Shares      9.52%       7.18%
--------------------------------------------------------------------------------
 Lehman Brothers, Aggregate
   Bond Index**'***                10.25%       7.55%
--------------------------------------------------------------------------------
 Salomon Brothers Broad
   Investment Grade Bond
   Index**                         10.09%       7.52%
--------------------------------------------------------------------------------


  * The performance shown above is the performance of Class IB shares, which pay an annual 12b-1 fee of 0.25% of the Portfolio's average daily net assets because Class IA shares were not offered prior to March 25, 2002. Class IA shares do not pay an annual 12b-1 fee, and consequently, the performance results for the periods shown would have been more favorable.

 ** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


*** We believe that this index reflects more closely the market sectors in which the Portfolio invests.


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond Portfolio                Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.45%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     None
--------------------------------------------------------------------------------
 Other Expenses                                    0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.55%
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                      CLASS IA
                                                                       SHARES
--------------------------------------------------------------------------------
 1 Year                                                                 $ 56
--------------------------------------------------------------------------------
 3 Years                                                                $176
--------------------------------------------------------------------------------
 5 Years                                                                $307
--------------------------------------------------------------------------------
 10 Years                                                               $689
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036. J.P. Morgan has been the Adviser to the Portfolio since it commenced operations. J.P. Morgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirements plans in the nation.

The Portfolio Managers, responsible for the day to day management of the Portfolio since it commenced operations, are PAUL L. ZEMSKY, head of the U.S. Fixed Income macro team of J.P. Morgan, who joined J.P. Morgan in 1985; and MARK
D. SETTLES, a vice president and portfolio manager in the U.S. Fixed Income Group of J.P. Morgan who is responsible for central bank and global fixed income clients and who joined J.P. Morgan in 1994.


72 About the Investment Portfolios                           EQ Advisors Trust

EQ/MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

o marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");

o certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

     (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

     (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody's or (ii) long term debt rated at least AA by S&P or Aa by Moody's;

o commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies;

o mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

o corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's;

o    floating rate or master demand notes; and

o    repurchase agreements covering U.S. Government securities.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks and making secured loans of up to 50% of its total portfolio securities.

THE PRINCIPAL RISKS
An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Fixed Income Risk

         Asset-Backed Securities Risk

         Interest Rate Risk

         Mortgage-Backed Securities Risk

   o Foreign Securities Risk

   o Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



EQ Advisors Trust                           About the Investment Portfolios 73

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                 1993       3.0%
                                 1994       4.0%
                                 1995       5.7%
                                 1996       5.3%
                                 1997      5.42%
                                 1998      5.34%
                                 1999      4.96%
                                 2000      6.24%
                                 2001      3.82%
                                 2002      1.54%

--------------------------------------------------------------------------------

      Best quarter (% and time                 Worst quarter (% and time
      period)                                  period)
      1.62% (2000 4th Quarter)                 0.38% (2002 2nd Quarter)
--------------------------------------------------------------------------------
      The Portfolio's 7-day yield for the quarter ended December 31, 2002 was
      1.02%.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                    ONE YEAR     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/Alliance Money Market
   Portfolio - Class IA Shares     1.54%        4.38%          4.54%
--------------------------------------------------------------------------------
 3-Month Treasury Bill             1.70%        4.30%          4.51%
--------------------------------------------------------------------------------


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Money Market Portfolio                         Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.33%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     None
--------------------------------------------------------------------------------
 Other Expenses                                    0.06%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.39%
--------------------------------------------------------------------------------


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                                    CLASS IA
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                               $ 40
--------------------------------------------------------------------------------
 3 Years                                                              $125
--------------------------------------------------------------------------------
 5 Years                                                              $219
--------------------------------------------------------------------------------
 10 Years                                                             $493
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

The Portfolio Managers responsible for the day to day management of the Portfolio are: RAYMOND J. PAPERA and KENNETH CARTY. Mr. Papera has been responsible for the day-to-day management of the Portfolio and its predecessor since 1990. Mr. Papera, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1990. Mr. Carty, a Vice President and Portfolio Manager of Alliance Capital or its parent company since 1997, has been associated with Alliance Capital since 1993.


74 About the Investment Portfolios                           EQ Advisors Trust

BALANCED/HYBRID PORTFOLIO

EQ/BALANCED PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high return through both appreciation of capital and current income.

THE INVESTMENT STRATEGY

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Manager has ultimate responsibility for the performance of the Portfolio and continuously monitors the performance and investment strategies of each of the Advisers.

The Portfolio invests varying portions of its assets primarily in publicly-traded equity and debt securities and money market instruments depending on economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium.

The Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and current income through investments primarily in high-quality U.S. dollar denominated money market instruments.

The Portfolio's investments in common stocks will primarily consist of common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities. The Portfolio may also invest up to 20% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities which may include American depositary receipts and other depositary arrangements).

The Portfolio at all times will hold at least 25% of its total assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have a minimum or "core holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings are expected to average approximately 60% in equity securities and approximately 40% in fixed income securities. Asset mixes will periodically be rebalanced by the Manager to maintain the appropriate asset mix.

The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates, as well as debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be U.S. Government Securities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if an Adviser considers them appropriate investments under the circumstances. In addition, the Portfolio may at times hold some of its assets in cash.

The Portfolio may also make use of various other investment strategies, including using up to 50% of its total portfolio assets for securities lending purposes. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon.

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Asset Allocation Risk

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

        Credit Risk

        Interest Rate Risk

        Investment Grade Securities Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Leveraging Risk

     o Liquidity Risk

     o Multiple-Adviser Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in


EQ Advisors Trust                           About the Investment Portfolios 75
the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a "blended" index of equity and fixed income securities. Past performance is not an indication of future performance.



The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance/ Balanced Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Balanced Portfolio whose inception date is January 27, 1986. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked. Until May 1, 2000 Alliance Capital was the sole Adviser of the Portfolio. Since that date, it has employed multiple Advisers. Since the Manager may add to, dismiss or replace the Advisers in the Portfolio, the Portfolio's historical performance may cover periods when portions of the Portfolio were advised by different Advisers.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                1993      12.3%
                                1994      -8.0%
                                1995      19.8%
                                1996      11.7%
                                1997      15.1%
                                1998      18.1%
                                1999     17.79%
                                2000     -1.32%
                                2001     -1.85%
                                2002    -12.52%

--------------------------------------------------------------------------------
       Best quarter (% and time      Worst quarter (% and time
       period)                       period)
       13.88% (1998 4th              (8.44)% (2001 3rd Quarter)
       Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                   ONE YEAR       FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/Balanced Portfolio
   - Class IA Shares                 (12.52)%    3.35%          6.47%
--------------------------------------------------------------------------------
 60% S&P 500/40% Lehman
   Brothers
   Aggregate Bond Index*,**          ( 9.15)%    2.67%          8.61%
--------------------------------------------------------------------------------
 50% S&P 500/50% Lehman
   Aggregate*                        ( 5.92)%    3.49%          8.43%
--------------------------------------------------------------------------------


  * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

 ** We believe that this index reflects more closely the market sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Balanced Portfolio                              Class IA Shares
--------------------------------------------------------------------------------
 Management Fee                                      0.57%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)      None
--------------------------------------------------------------------------------
 Other Expenses                                      0.09%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses           0.66%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement              (0.01)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses*      0.65%
--------------------------------------------------------------------------------



 * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IA shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.63%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                   CLASS IA
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                              $ 66
--------------------------------------------------------------------------------
 3 Years                                                             $210
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 5 Years                                                             $367
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 10 Years                                                            $821
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WHO MANAGES THE PORTFOLIO

In accordance with the Multi-Manager Order, the Manager may, among other things, select new or additional Advisers for the Portfolio. Currently, Alliance Capital Management L.P., Capital Guardian Trust Company, Jennison Associates LLC and Mercury Advisors have been


76 About the Investment Portfolios                           EQ Advisors Trust
selected by the Manager to serve as Advisers for this Portfolio. New or additional advisers may be added in the future.

The Manager allocates the assets of the Portfolio and all daily cash inflows (share purchases) and outflows (redemptions and expense items) among the Advisers, subject to the oversight of the Board. The Manager reviews the asset allocation in the Portfolio on a period basis. The Manager may, subject to the oversight of the Board, reallocate assets from one Adviser to another when it would be in the best interest of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to other Adviser(s).

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Until May 1, 2000, Alliance Capital was the exclusive Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

   Investment management decisions for the equity portion of the Portfolio's assets allocated to Alliance Capital are made by a team of employees of Alliance Capital. The investment management decisions for the fixed income portion of the Portfolio's assets allocated to Alliance Capital are made by Alison Martier, who is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital or its parent company since 1979.

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian was added as an Adviser to the Portfolio on May 1, 2000. Capital Guardian has been providing investment management services since 1968.

   The day-to-day investment management decisions for that portion of the Portfolio's total assets allocated to Capital Guardian are made by a team of portfolio managers at Capital Guardian.


MERCURY ADVISORS ("Mercury"), a division of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, has been an Adviser to the Portfolio since December 6, 2001. Mercury, together with its investment advisory affiliates, is the world's third-largest asset management firm, with total assets under management of $460 billion as of December 31, 2002. Mercury and its advisory affiliates serve as investment advisers to certain affiliated registered investment companies and provide investment advisory services for individuals and institutions.


The individual portfolio managers for that portion of the Portfolio's total assets allocated to Mercury are as follows:

   KEVIN RENDINO and ROBERT J. MARTORELLI are primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been, a Managing Director of Mercury since 1997. Mr. Rendino was a First Vice President and Vice President of Mercury (or its predecessor) from 1993 to 1997. Mr. Martorelli has been a Managing Director of Mercury since 1997. Mr. Martorelli was a First Vice President of Mercury (or its predecessory) and Vice President of Mercury (or its predecessor) from 1987 to 1997.

JENNISON ASSOCIATES LLC ("Jennison"), 466 Lexington Avenue, New York, New York 10017, was added as an Adviser to the Portfolio on May 1, 2000. Jennison has served as an investment adviser to investment companies since 1990.

The individual portfolio managers for that portion of the Portfolio's total assets allocated to Jennison are as follows:

   MICHAEL A. DEL BALSO. Michael A. Del Balso is a Director, Executive Vice President and Equity Portfolio Manager of Jennison. Mr. Del Balso joined Jennison in 1972.

   KATHLEEN A. MCCARRAGHER. Ms. McCarragher is a Director, Executive Vice President and Equity Portfolio Manager of Jennison. Ms. McCarragher joined Jennison in 1998. From 1992-1998, she was a Managing Director and Director of Large Cap Growth Equities at Weiss, Peck & Greer L.L.C.


EQ Advisors Trust                           About the Investment Portfolios 77

2.  More information on principal risks and benchmarks

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PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

     ASSET CLASS RISK: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

     MARKET RISK: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company's financial condition as well as overall market and economic conditions.


     SECURITY SELECTION RISK: The Adviser(s) for each Portfolio se-lects particular securities in seeking to achieve the Portfolio's objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other funds with the same objective or in the same asset class.


As indicated in "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the actual allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES RISK: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

     FUTURES AND OPTIONS RISK: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

EQUITY RISK: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

FIXED INCOME RISK: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

     ASSET-BACKED SECURITIES RISK: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore,


78 More information on principal risks and benchmarks        EQ Advisors Trust
     usually be at a lower interest rate than the original investment, lowering the Portfolio's yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

     CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.


     Credit risk is particularly significant for certain Portfolios, such as the EQ/Janus Large Cap Growth Portfolio and the EQ/High Yield Portfolio, that may invest a material portion of their assets in "JUNK BONDS" or lower-rated securities.

     INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

     INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB or higher by S&P or Baa or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

     JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody's) are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value. A Portfolio investing in "junk bonds" may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

     MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

     ZERO COUPON AND PAY-IN-KIND SECURITIES RISK: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

FOCUSED PORTFOLIO RISK: Certain Portfolios invest in the securities of a limited number of companies. Consequently these Portfolios may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.


FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio's investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:


     CURRENCY RISK: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in


EQ Advisors Trust        More information on principal risks and benchmarks 79
     currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

     EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

     GEOGRAPHIC RISK: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

     POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

     REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

     TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.


INDEX-FUND RISK: The EQ/Equity 500 Index, EQ/International Equity Index and EQ/Small Company Index Portfolios are not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the EQ/Equity 500 Index Portfolio utilizes proprietary modeling techniques to match the performance results of the S&P 500. The EQ/ Small Company Index and EQ/International Equity Index Portfolios utilize a "passive" or "indexing" investment approach and attempts to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., Russell 2000 or MSCI EAFE) through statistical procedures. Therefore, the Portfolios will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.


LEVERAGING RISK: When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

MONEY MARKET RISK: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

LOAN PARTICIPATION AND ASSIGNMENT RISK: In addition to the risks associated with fixed income investments generally, the Portfolio's investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan, might fail financially. It is also possible that, under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.


80 More information on principal risks and benchmarks        EQ Advisors Trust

MULTIPLE-ADVISER RISK: The EQ/Aggressive Stock, EQ/Balanced and EQ/High Yield Portfolios employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of common stocks for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in two different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio.

NON-DIVERSIFICATION RISK: The EQ/Lazard Small Cap Value Portfolio, the EQ/Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio are classified as "non-diversified" investment companies, which means that the proportion of each Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio's investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

PORTFOLIO TURNOVER RISK: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio's investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.


SECURITIES LENDING RISK: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. In addition, the EQ/High Yield and EQ/Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.


SMALL-CAP AND/OR MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.


EQ Advisors Trust        More information on principal risks and benchmarks 81

BENCHMARKS

The performance of each of the Trust's Portfolios as shown on the following pages compares each Portfolio's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios' annualized rates of return are net of:
(i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

THE CREDIT SUISSE FIRST BOSTON GLOBAL HIGH YIELD INDEX ("CSFB Index") is an unmanaged trader priced index that mirrors the public high-yield debt market.


THE LEHMAN BROTHERS AGGREGATE BOND INDEX ("Lehman Aggregate Bond Index") covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be U.S. dollar denominated.



THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX ("Lehman Intermediate Government Bonds Index") represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

THE MSCI EAFE(Reg. TM) INDEX (EUROPE, AUSTRALASIA, FAR EAST) ("MSCI EAFE") contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International ("MSCI") to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

THE MSCI EMF (EMERGING MARKETS FREE) INDEX(SM) ("MSCI EMF") is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 26 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. "Free" MSCI indices exclude those shares not purchasable by foreign investors.

THE RUSSELL 3000(Reg. TM) INDEX ("Russell 3000") is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

THE RUSSELL 3000(Reg. TM) GROWTH INDEX ("Russell 3000 Growth") is an unmanaged index that measures the performance of those companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 1000(Reg. TM) INDEX ("Russell 1000") is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, representing approximately 92% of the total market capitalization of the Russell 3000.

THE RUSSELL 1000(Reg. TM) GROWTH INDEX ("Russell 1000 Growth") is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 1000(Reg. TM) VALUE INDEX ("Russell 1000 Value") is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted earnings.

THE RUSSELL 1000 TECHNOLOGY INDEX is an unmanaged index of common stocks that measures the performance of those Russell 1000 Index companies classified as technology companies.

THE RUSSELL 2000(Reg. TM) INDEX ("Russell 2000") is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

THE RUSSELL 2000(Reg. TM) VALUE INDEX ("Russell 2000 Value") is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

THE RUSSELL 2500(TM) INDEX ("Russell 2500") is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 17% of the total market capitalization of the Russell 3000.


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THE RUSSELL 2500(TM) GROWTH INDEX ("Russell 2500 Growth") is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 2500(TM) VALUE INDEX ("Russell 2500 Value") is an unmanaged index which measures the performance of those companies in the Russell 2500 with lower price-to-book ratios and lower forecasted growth values.

SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX ("SAL BIG") is an unmanaged weighted index that contains approximately 4,700 individually priced investment grade bonds.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 Index") is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor's to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted thereby giving greater weight to companies with the largest market capitalizations.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P MidCap 400 Index") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of December 31, 2002 of about $1.5 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

"Blended" performance numbers (e.g., 50% S&P 500 Index/50% Russell 2000 or 50% S&P 500 Index/50% Lehman Aggregate Index) assume a static mix of the two indices. We believe that these indices reflect more closely the market sectors in which certain Portfolios invest.

50% (OR 60%) S&P 500 INDEX/50% (OR 40%) LEHMAN AGGREGATE BOND INDEX is made up 50% (or 60%) by the S&P 500 Index, which is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market, and 50% (or 40%) by the Lehman Aggregate Bond Index, which is an index comprised of investment grade fixed income securities, including U.S. Treasury, mortgage-backed, corporate and "Yankee" bonds (U.S. dollar-denominated bonds issued outside the United States).


EQ Advisors Trust        More information on principal risks and benchmarks 83

3. Management of the Trust

--------------------------------------------------------------------------------

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."

THE TRUST


The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust's Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among thirty-four (34) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this prospectus.


THE MANAGER

The Equitable Life Assurance Society of the United States ("Equitable"), through its AXA Funds Management Group unit (the "Manager"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser's portfolio management team to determine whether its investment activities remain consistent with the Portfolios' investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser's overall business. The Manager monitors continuity in the Adviser's operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews with each Adviser.


The Manager obtains detailed information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.


The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio's assets subject to the approval of the Trust's Board of Trustees. The Manager also has discretion to allocate each Portfolio's assets among the Portfolio's Advisers. The Manager recommends Advisers for each Portfolio to the Trust's Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Trust's Board of Trustees to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") such as Alliance Capital Management L.P., unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio's shareholders.


MANAGEMENT FEES

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager received in 2002 for managing each of the Portfolios and the rate of the management fees waived by the Manager in 2002 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.


MANAGEMENT FEES PAID BY THE PORTFOLIOS IN 2002



--------------------------------------------------------------------------------
                                                    RATE OF
                                                     FEES
                                                    WAIVED
                                     ANNUAL          AND
                                      RATE         EXPENSES
 PORTFOLIOS                         RECEIVED      REIMBURSED
--------------------------------------------------------------------------------
 EQ/Aggressive Stock                 0.63%          0.00%
 EQ/Alliance Common Stock            0.48%          0.00%
 EQ/Alliance Growth and Income       0.58%          0.00%
 EQ/Alliance Intermediate            0.50%          0.00%
   Government Securities
 EQ/Alliance International           0.82%          0.02%
 EQ/Alliance Premier Growth          0.90%          0.09%
 EQ/Alliance Quality Bond            0.52%          0.00%
 EQ/Alliance Small Cap Growth        0.75%          0.00%
 EQ/Alliance Technology              0.90%          0.10%
 EQ/Balanced                         0.57%          0.01%
 EQ/Bernstein Diversified Value      0.65%          0.03%
 EQ/Calvert Socially Responsible     0.65%          1.02%
 EQ/Capital Guardian                 0.85%          0.19%
   International
 EQ/Capital Guardian Research        0.65%          0.11%
 EQ/Capital Guardian U.S. Equity     0.65%          0.07%
 EQ/Emerging Markets Equity          1.15%          0.05%
 EQ/Equity 500 Index                 0.25%          0.00%
--------------------------------------------------------------------------------


84 Management of the Trust                    EQ Advisors Trust

--------------------------------------------------------------------------------
                                                   RATE OF
                                                    FEES
                                                   WAIVED
                                     ANNUAL         AND
                                     RATE         EXPENSES
 PORTFOLIOS                         RECEIVED      REIMBURSED
--------------------------------------------------------------------------------
 EQ/Evergreen Omega                 0.65%          0.59%
 EQ/Fl Mid Cap                      0.70%          0.08%
 EQ/Fl Small/Mid Cap Value          0.75%          0.00%
 EQ/High Yield                      0.60%          0.00%
 EQ/International Equity Index      0.35%          0.00%
 EQ/J.P. Morgan Core Bond           0.45%          0.00%
 EQ/Janus Large Cap Growth          0.90%          0.11%
 EQ/Lazard Small Cap Value          0.75%          0.01%
 EQMarsico Focus                    0.90%          0.18%
 EQ/Mercury Basic Value Equity      0.60%          0.00%
 EQ/MFS Emerging Growth             0.65%          0.00%
   Companies
 EQ/MFS Investors Trust             0.60%          0.01%
 EQ/Money Market                    0.33%          0.00%
 EQ/Putnam Growth & Income          0.60%          0.00%
   Value
 EQ/Putnam International Equity     0.85%          0.05%
 EQ/Putnam Voyager                  0.65%          0.07%
 EQ/Small Company Index             0.25%          0.00%
--------------------------------------------------------------------------------



The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval. For certain administrative services, in addition to the management fee, each Portfolio pays the Manager a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio and an additional $30,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).



EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2004 the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), are limited to the following respective expense ratios:

EXPENSE LIMITATION PROVISIONS


--------------------------------------------------------------------------------
                                           TOTAL EXPENSES LIM-
                                         ITED TO (% OF DAILY
 PORTFOLIOS                                  NET ASSETS)
--------------------------------------------------------------------------------
 EQ/Alliance International                       0.85%
 EQ/Alliance Premier Growth                      0.90%
 EQ/Alliance Technology                          0.90%
 EQ/Bernstein Diversified Value                  0.70%
 EQ/Calvert Socially Responsible                 0.80%
 EQ/Capital Guardian International               0.95%
 EQ/Capital Guardian Research                    0.70%
 EQ/Capital Guardian U.S. Equity                 0.70%
 EQ/Emerging Markets Equity                      1.55%
 EQ/Evergreen Omega                              0.70%
 EQ/FI Mid Cap                                   0.75%
 EQ/FI Small/Mid Cap Value                       0.85%
 EQ/International Equity Index                   0.85%
 EQ/J.P. Morgan Core Bond                        0.55%
 EQ/Janus Large Cap Growth                       0.90%
 EQ/Lazard Small Cap Value                       0.85%
 EQ/Marsico Focus                                0.90%
 EQ/Mercury Basic Value Equity                   0.70%
 EQ/MFS Investors Trust                          0.70%
 EQ/Putnam Growth & Income Value                 0.70%
 EQ/Putnam International Equity                  1.00%
 EQ/Putnam Voyager                               0.70%
 EQ/Small Company Index                          0.60%
--------------------------------------------------------------------------------


The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within five years (or two or three years for certain Portfolios) of the payment being made and the combination of the Portfolio's expense ratio and such reimbursements do not exceed the Portfolio's expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses


EQ Advisors Trust                                  Management of the Trust  85

4. Fund distribution arrangements

--------------------------------------------------------------------------------

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IA shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IB shares. AXA Distributors, LLC ("AXA Distributors") serves as the other distributor for the Class IA shares of the Trust as well as for the Class IB shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.


86 Fund distribution arrangements                            EQ Advisors Trust

5. Buying and selling shares

--------------------------------------------------------------------------------

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.

These Portfolios are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Portfolios. These kinds of strategies and transfer activities are disruptive to the Portfolios. If we determine that your transfer patterns among the Portfolios are disruptive to the Portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a Portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


EQ Advisors Trust                                Buying and selling shares  87

6. How portfolio shares are priced

--------------------------------------------------------------------------------

"Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:


--------------------------------------------------------------------------------

                       TOTAL MARKET VALUE       CASH AND
                         OF SECURITIES   +    OTHER ASSETS - LIABILITIES
NET ASSET VALUE =      -------------------------------------------------
                                NUMBER OF OUTSTANDING SHARES

--------------------------------------------------------------------------------


The net asset value of Portfolio shares is determined according to this schedule:

o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

o A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

o EQUITY SECURITIES - most recent sales price or if there is no sale, latest available bid price.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS - amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.


o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

o OPTIONS - last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.


o FUTURES - last sales price or, if there is no sale, latest available bid price.

o OTHER SECURITIES - other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.


Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio's net asset value.


The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of Trustees believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values as of the time of pricing.

88 How portfolio shares are priced                           EQ Advisors Trust

7.  Dividends and other distributions and tax consequences

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

TAX CONSEQUENCES

Each Portfolio of the Trust is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.


EQ Advisors Trust    Dividends and other distributions and tax consequences 89

8. Financial Highlights

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the financial performance for the Trust's Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio's operations). The information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the Trust's financial statements as of December 31, 2002 appears in the Trust's Annual Report. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust's Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


EQ/AGGRESSIVE STOCK PORTFOLIO(D):





                                                                             CLASS IA
                                       -------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------------
                                             2002            2001             2000              1999              1998
                                       --------------- --------------- ----------------- ----------------- -----------------
Net asset value, beginning of
  year ...............................    $   22.83       $   30.61       $   38.01         $   34.15         $   36.22
                                          ---------       ---------       ---------         ---------         ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .............................        (0.01)           0.11            0.12              0.12              0.09
 Net realized and unrealized
  gain (loss) on
  investments ........................        (6.53)          (7.76)          (5.00)             6.22             (0.28)
                                          ---------       ---------       ---------         ---------         ---------
 Total from investment
  operations .........................        (6.54)          (7.65)          (4.88)             6.34             (0.19)
                                          ---------       ---------       ---------         ---------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................            -#          (0.10)          (0.13)            (0.12)            (0.16)
 Distributions from realized
  gains ..............................            -           (0.03)          (2.39)            (2.36)            (1.72)
                                          ---------       ---------       ---------         ---------         ---------
 Total dividends and
  distributions ......................            -#          (0.13)          (2.52)            (2.48)            (1.88)
                                          ---------       ---------       ---------         ---------         ---------
Net asset value, end of year .........    $   16.29       $   22.83       $   30.61         $   38.01         $   34.15
                                          =========       =========       =========         =========         =========
Total return .........................       (28.68)%        (24.99)%        (13.13)%           18.84%             0.29%
                                          =========       =========       =========         =========         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................    $1,333,623      $2,179,759      $3,285,884        $4,368,877        $4,346,907
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.71%            0.69%           0.65%(c)          0.56%             0.56%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.66%          N/A             N/A               N/A               N/A
Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ..........................       ( 0.16)%           0.42%           0.35%(c)          0.33%             0.24%
Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ..........................       ( 0.11)%          N/A            N/A               N/A               N/A
Portfolio turnover rate ..............          112%             195%           151%                87%              105%



                                                                        CLASS IB
                                       ------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------------------
                                            2002          2001            2000            1999         1998
                                       ------------- ------------- ----------------- ------------- ------------
Net asset value, beginning of
  year ...............................   $  22.72      $  30.46       $    37.83       $ 34.01       $ 36.13
                                         --------      --------       ----------       -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .............................      (0.07)         0.03             0.06          0.03          0.01
 Net realized and unrealized
  gain (loss) on
  investments ........................      (6.49)        (7.70)           (4.99)         6.20         (0.29)
                                         --------      --------       ----------       -------       -------
 Total from investment
  operations .........................      (6.56)        (7.67)           (4.93)         6.23         (0.28)
                                         --------      --------       ----------       -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................          -#        (0.04)           (0.05)         (0.05)       (0.12)
 Distributions from realized
  gains ..............................          -         (0.03)           (2.39)         (2.36)       (1.72)
                                         --------      --------       ----------       --------      -------
 Total dividends and
  distributions ......................          -#        (0.07)           (2.44)         (2.41)       (1.84)
                                         --------      --------       ----------       --------      -------
Net asset value, end of year .........   $  16.16      $  22.72       $    30.46       $  37.83      $ 34.01
                                         ========      ========       ==========       ========      =======
Total return .........................     (28.86)%      (25.18)%         (13.35)%        18.55%        0.05%
                                         ========      ========       ==========       ========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................   $146,909      $219,748       $  267,858       $233,265      $153,782
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................       0.96%         0.94%            0.90%(c)       0.81%         0.82%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................       0.91%         N/A             N/A             N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ..........................     ( 0.41)%        0.12%            0.10%(c)       0.07%         0.02%
Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ..........................     ( 0.36)%        N/A             N/A             N/A          N/A
Portfolio turnover rate ..............        112%          195%             151%            87%          105%



                       See Notes to Financial Statements.



90 Financial Highlights                                      EQ Advisors Trust

EQ/ALLIANCE COMMON STOCK PORTFOLIO(D):






                                                                             CLASS IA
                                       -------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------------
                                             2002            2001            2000              1999               1998
                                       --------------- --------------- ---------------- ------------------ -----------------
Net asset value, beginning of
  year ...............................    $   15.70       $   17.98       $    26.17       $    24.35        $   21.61
                                          ---------       ---------       ----------       ----------        ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income. ..............         0.12            0.12             0.15             0.17             0.18
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..............        (5.32)          (1.97)           (3.82)            5.84             5.99
                                          ---------       ---------       ----------       ----------        ---------
 Total from investment
  operations .........................        (5.20)          (1.85)           (3.67)            6.01             6.17
                                          ---------       ---------       ----------       ----------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................        (0.01)          (0.11)           (0.15)           (0.16)           (0.15)
 Distributions from realized
  gains ..............................            -           (0.32)           (4.37)           (4.03)           (3.28)
                                          ---------       ---------       ----------       ----------        ---------
 Total dividends and
  distributions ......................        (0.01)          (0.43)           (4.52)           (4.19)           (3.43)
                                          ---------       ---------       ----------       ----------        ---------
Net asset value, end of year .........    $   10.49       $   15.70       $    17.98       $    26.17        $   24.35
                                          =========       =========       ==========       ==========        =========
Total return .........................       (33.15)%        (10.50)%         (14.03)%          25.19%           29.39%
                                          =========       =========       ==========       ==========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................    $5,382,662      $9,577,763      $11,797,888      $14,951,495        $12,061,977
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.54%           0.53%            0.47%             0.38%              0.39%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.49%          N/A              N/A               N/A                N/A
Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................         0.77%           0.67%            0.61%             0.65%              0.75%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................         0.82%          N/A              N/A               N/A                N/A
Portfolio turnover rate. .............          136%             40%              43%               57%               46%



                                                                          CLASS IB
                                       ------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------------------------
                                             2002            2001            2000            1999            1998
                                       --------------- --------------- --------------- ---------------- -------------
Net asset value, beginning of
  year ...............................    $   15.61       $   17.88       $   26.05       $   24.30       $ 21.58
                                          ---------       ---------       ---------       ---------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income. ..............         0.08            0.07            0.08            0.10          0.10
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..............        (5.28)          (1.95)          (3.78)           5.82          6.00
                                          ---------       ---------       ---------       ---------       -------
 Total from investment
  operations .........................        (5.20)          (1.88)          (3.70)           5.92          6.10
                                          ---------       ---------       ---------       ---------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................        (0.01)          (0.07)          (0.10)          (0.14)        (0.10)
 Distributions from realized
  gains ..............................            -           (0.32)          (4.37)          (4.03)        (3.28)
                                          ---------       ---------       ---------       ---------       -------
 Total dividends and
  distributions ......................        (0.01)          (0.39)          (4.47)          (4.17)        (3.38)
                                          ---------       ---------       ---------       ---------       -------
Net asset value, end of year .........    $   10.40       $   15.61       $   17.88       $   26.05       $ 24.30
                                          =========       =========       =========       =========       =======
Total return .........................       (33.34)%        (10.73)%        (14.25)%         24.88%        29.06%
                                          =========       =========       =========       =========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................   $1,124,684      $1,831,258      $1,918,284      $1,642,066      $834,144
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.79%           0.78%           0.72%           0.63%          0.64%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.74%          N/A             N/A             N/A              N/A
Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................         0.52%           0.43%           0.35%           0.39%          0.44%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................         0.57%          N/A             N/A             N/A              N/A
Portfolio turnover rate. .............          136%             40%             43%             57%            46%



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  91

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO(D):






                                                                          CLASS IA
                                       -------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                             2002            2001            2000            1999            1998
                                       --------------- --------------- --------------- ---------------- --------------
Net asset value, beginning of
  year ...............................    $   16.56       $   17.70      $   18.24        $   16.99        $ 15.38
                                          ---------       ---------      ---------        ---------        -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...............         0.22            0.19           0.17             0.06           0.06
 Net realized and unrealized
  gain (loss) on
  investments ........................        (3.70)          (0.44)          1.35             3.05           3.08
                                          ---------       ---------      ---------        ---------        -------
 Total from investment
  operations .........................        (3.48)          (0.25)          1.52             3.11           3.14
                                          ---------       ---------      ---------        ---------        -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................        (0.21)          (0.17)         (0.16)           (0.05)         (0.05)
 Distributions from realized
  gains ..............................            -           (0.72)         (1.90)           (1.81)         (1.48)
                                          ---------       ---------      ---------        --------         -------
 Total dividends and
  distributions ......................        (0.21)          (0.89)         (2.06)           (1.86)         (1.53)
                                          ---------       ---------      ---------        ---------        -------
Net asset value, end of year .........    $   12.87       $   16.56      $   17.70        $   18.24        $ 16.99
                                          =========       =========      =========        =========        =======
Total return .........................       (21.03)%         (1.30)%         8.95%           18.66%         20.86%
                                          =========       =========      =========        =========        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................   $1,126,754      $1,568,312     $1,418,245       $1,241,619       $877,744
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.64%           0.63%           0.61%           0.57%          0.58%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.60%          N/A              N/A            N/A             N/A
Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................         1.34%           1.08%           0.92%           0.33%          0.38%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................         1.38%          N/A              N/A            N/A             N/A
Portfolio turnover rate ..............           75%             81%             57%             70%            74%



                                                                        CLASS IB
                                       ------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------------
                                            2002          2001          2000         1999         1998
                                       ------------- ------------- ------------- ------------ -----------
Net asset value, beginning of
  year ...............................   $  16.47       $ 17.61      $ 18.16       $ 16.95     $ 15.36
                                         --------       -------      -------       -------     --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...............       0.16          0.13         0.13          0.01        0.03
 Net realized and unrealized
  gain (loss) on
  investments ........................      (3.66)        (0.42)        1.34          3.04        3.07
                                         --------       -------      -------       -------     --------
 Total from investment
  operations .........................      (3.50)        (0.29)        1.47          3.05        3.10
                                         --------       -------      -------       -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................      (0.18)        (0.13)       (0.12)        (0.03)      (0.03)
 Distributions from realized
  gains ..............................          -         (0.72)       (1.90)        (1.81)      (1.48)
                                         --------       -------      -------       -------     -------
 Total dividends and
  distributions ......................      (0.18)        (0.85)       (2.02)        (1.84)      (1.51)
                                         --------       -------      -------       -------     -------
Net asset value, end of year .........   $  12.79       $ 16.47      $ 17.61       $ 18.16     $ 16.95
                                         ========       =======      =======       =======     =======
Total return .........................     (21.28)%       (1.52)%       8.68%        18.37%      20.56%
                                         ========       =======      =======       =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................   $653,809      $673,499     $464,600      $261,663    $120,558
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................       0.89%         0.88%         0.86%         0.82%       0.83%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................       0.85%         N/A          N/A          N/A          N/A
Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................       1.09%         0.83%         0.71%         0.06%       0.17%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................       1.13%         N/A            N/A          N/A          N/A
Portfolio turnover rate ..............         75%           81%           57%           70%         74%



                       See Notes to Financial Statements.



92 Financial Highlights                                      EQ Advisors Trust

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(D):






                                                             CLASS IA
                                   ----------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------
                                       2002         2001         2000         1999         1998
                                   ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
  year ...........................   $  9.88      $  9.46      $  9.18      $  9.67      $  9.44
                                     -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...........      0.27         0.37         0.55         0.50         0.50
 Net realized and unrealized
  gain (loss) on
  investments ....................      0.60         0.41         0.30         (0.49)       0.21
                                     -------      -------      -------      --------     -------
 Total from investment
  operations .....................      0.87         0.78         0.85         0.01         0.71
                                     -------      -------      -------      --------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............      (0.24)      (0.36)       (0.56)       (0.50)       (0.48)
 Distributions from realized
  gains ..........................      (0.21)          -        (0.01)           -            -
                                     --------     -------      -------      -------      -------
 Total dividends and
  distributions ..................      (0.45)      (0.36)       (0.57)       (0.50)       (0.48)
                                     --------     -------      -------      -------      -------
Net asset value, end of year .....   $  10.30     $  9.88      $  9.46      $  9.18      $  9.67
                                     ========     =======      =======      =======      =======
Total return .....................       8.81%       8.23%        9.27%        0.02%        7.74%
                                     ========     =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................   $391,662    $241,071     $142,822     $156,864     $153,383
Ratio of expenses to average
 net assets ......................       0.59%       0.62%        0.58%        0.55%        0.55%
Ratio of net investment
 income to average net
 assets ..........................       3.20%       4.84%        5.83%        5.16%        5.21%
Portfolio turnover rate ..........        622%        463%         541%         408%         539%



                                                                        CLASS IB
                                   -------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------
                                       2002         2001         2000        1999        1998
                                   ------------ ------------ ----------- ------------ ----------
Net asset value, beginning of
  year ...........................   $  9.83      $  9.43      $ 9.15      $  9.66     $ 9.43
                                     -------      -------      ------      -------     -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...........      0.21         0.35        0.52         0.47       0.47
 Net realized and unrealized
  gain (loss) on
  investments ....................      0.64         0.39        0.31        (0.49)      0.22
                                     -------      -------      ------      -------     ------
 Total from investment
  operations .....................      0.85         0.74        0.83        (0.02)      0.69
                                     -------      -------      ------      -------     ------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............     (0.23)       (0.34)      (0.54)       (0.49)     (0.46)
 Distributions from realized
  gains ..........................     (0.21)           -       (0.01)           -          -
                                     -------      -------      ------      -------     ------
 Total dividends and
  distributions ..................     (0.44)       (0.34)      (0.55)       (0.49)     (0.46)
                                     -------      -------      ------      -------     ------
Net asset value, end of year .....   $ 10.24      $  9.83      $ 9.43      $  9.15     $ 9.66
                                     =======      =======      ======      =======     ======
Total return .....................      8.58%        7.98%       8.99%       (0.23)%     7.48%
                                     =======      =======      ======      =======     ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................  $545,598     $204,870     $71,267      $45,911    $30,898
Ratio of expenses to average
 net assets ......................      0.84%        0.87%       0.83%        0.80%      0.80%
Ratio of net investment
 income to average net
 assets ..........................      2.95%        4.59%       5.55%        4.91%       4.87%
Portfolio turnover rate ..........       622%         463%        541%         408%        539%



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  93

EQ/ALLIANCE INTERNATIONAL PORTFOLIO(D)(I):






                                                                        CLASS IA
                                   ------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                   ------------------------------------------------------------------------
                                       2002          2001             2000            1999         1998
                                   ------------ ------------- ------------------- ------------ ------------
Net asset value, beginning of
  year ...........................   $  8.03      $  10.62       $    15.03        $ 11.13      $ 10.27
                                     -------      --------       ----------        -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      0.01          0.02            (0.01)          0.08         0.09
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..........     (0.80)        (2.42)           (3.33)          4.07         0.97
                                     -------      --------       ----------        -------      -------
 Total from investment
  operations .....................     (0.79)        (2.40)           (3.34)          4.15         1.06
                                     -------      --------       ----------        -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............         -             -            (0.05)              -       (0.20)
 Distributions from realized
  gains ..........................         -         (0.19)           (1.02)         (0.25)           -
                                     -------      --------       ----------        -------      -------
 Total dividends and
  distributions ..................         -         (0.19)           (1.07)         (0.25)       (0.20)
                                     -------      --------       ----------        -------      -------
Net asset value, end of year .....   $  7.24      $   8.03       $    10.62        $ 15.03      $ 11.13
                                     =======      ========       ==========        =======      =======
Total return .....................     (9.84)%      (22.88)%         (22.77)%        37.31%       10.57%
                                     =======      ========       ==========        =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................  $876,907      $167,610       $  228,325       $268,541     $204,767
Ratio of expenses to average
 net assets after waivers ........      1.02%       N/A            N/A               N/A          N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly ............      1.00%       N/A            N/A               N/A          N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly ........      1.04%         1.10%            1.16%(c)       1.08%        1.06%
Ratio of net investment
 income (loss) to average net
 assets after waivers ............      0.60%       N/A            N/A               N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets after waivers and
 fees paid indirectly ............      0.62%       N/A            N/A               N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets before waivers and
 fees paid indirectly ............      0.58%        0.17%            (0.03)%(c)      0.70%        0.81%
Portfolio turnover rate ..........        47%          77%               80%           152%          59%



                                                                   CLASS IB
                                   -----------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------
                                        2002          2001             2000            1999        1998
                                   ------------- ------------- ------------------- ----------- -----------
Net asset value, beginning of
  year ...........................   $   7.94      $   10.55      $     14.96        $ 11.11    $ 10.26
                                     --------      ---------      -----------        -------    -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................       0.01              -#           (0.01)         0.04        0.05
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..........      (0.82)         (2.42)           (3.33)         4.06        0.98
                                     --------      ---------      -----------        -------    -------
 Total from investment
  operations .....................      (0.81)         (2.42)           (3.34)         4.10        1.03
                                     --------      ---------      -----------        -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............          -              -            (0.05)             -       (0.18)
 Distributions from realized
  gains ..........................          -          (0.19)           (1.02)         (0.25)          -
                                     --------      ---------      -----------        -------    --------
 Total dividends and
  distributions ..................          -          (0.19)           (1.07)         (0.25)      (0.18)
                                     --------      ---------      -----------        -------    --------
Net asset value, end of year .....   $   7.13      $    7.94      $     10.55        $ 14.96    $  11.11
                                     ========      =========      ===========        =======    ========
Total return .....................     (10.20)%       (23.23)%         (22.86)%        36.90%      10.30%
                                     ========      =========      ===========        =======    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................   $205,496      $  36,054      $    37,171        $18,977    $  7,543
Ratio of expenses to average
 net assets after waivers ........       1.27%       N/A             N/A               N/A         N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly ............       1.25%       N/A             N/A               N/A         N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly ........       1.29%          1.35%            1.41%(c)       1.33%       1.31%
Ratio of net investment
 income (loss) to average net
 assets after waivers ............       0.35%       N/A             N/A               N/A         N/A
Ratio of net investment
 income (loss) to average net
 assets after waivers and
 fees paid indirectly ............       0.37%       N/A             N/A               N/A         N/A
Ratio of net investment
 income (loss) to average net
 assets before waivers and
 fees paid indirectly ............       0.33%         (0.08)%          (0.28)%(c)      0.36%       0.44%
Portfolio turnover rate ..........         47%            77%              80%           152%         59%



                       See Notes to Financial Statements.



94 Financial Highlights                                      EQ Advisors Trust

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:






                                                                           CLASS IA
                                               ----------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,               MAY 1, 1999*
                                               -----------------------------------------            TO
                                                    2002          2001          2000        DECEMBER 31, 1999
                                               ------------  ------------- ------------- ----------------------
Net asset value, beginning of period .........   $    7.35     $    9.65     $   11.87       $     10.00
                                                 ---------     ---------     ---------       -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss) ................       (0.02)        (0.01)        (0.01)             0.02
 Net realized and unrealized gain (loss)
  on investments .............................       (2.26)        (2.29)        (2.14)             1.89
                                                 ---------     ---------     ---------       -----------
 Total from investment operations ............       (2.28)        (2.30)        (2.15)             1.91
                                                 ---------     ---------     ---------       -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.........           -             -             -             (0.01)
 Distributions from realized gains ...........           -            -#         (0.07)            (0.03)
                                                 ---------     ---------     ---------       -----------
 Total dividends and distributions ...........           -             -         (0.07)            (0.04)
                                                 ---------     ---------     ---------       -----------
Net asset value, end of period ...............   $    5.07     $    7.35     $    9.65       $     11.87
                                                 =========     =========     =========       ===========
Total return .................................      (31.02)%      (23.83)%      (18.15)%           19.14%(b)
                                                 =========     =========     =========       ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............   $  21,361     $  39,076     $  49,284       $    28,834
Ratio of expenses to average net assets
 after waivers ...............................        0.90%         0.90%         0.90%             0.90%(a)(c)
Ratio of expenses to average net assets
 after waivers and fees paid indirectly ......        0.89%        N/A           N/A             N/A
Ratio of expenses to average net assets
 before waivers and fees paid indirectly .....        0.99%         0.96%         0.94%             1.12%(a)(c)
Ratio of net investment income (loss) to
 average net assets after waivers ............       (0.24)%       (0.15)%       (0.12)%            0.45%(a)(c)
Ratio of net investment income (loss) to
 average net assets after waivers and
 fees paid indirectly ........................       (0.23)%       N/A           N/A             N/A
Ratio of net investment income (loss) to
 average net assets before waivers and
 fees paid indirectly ........................       (0.33)%       (0.21)%       (0.16)%            0.23%(a)(c)
Portfolio turnover rate ......................          99%          140%          127%               29%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 income ......................................   $    0.01     $      -#     $       -       $      0.01



                                                                             CLASS IB
                                               --------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,                 MAY 1, 1999*
                                               -------------------------------------------            TO
                                                    2002          2001           2000          DECEMBER 31, 1999
                                               ------------- ------------- --------------- ------------------------
Net asset value, beginning of period .........   $   7.31      $   9.62       $   11.86         $     10.00
                                                 --------      --------       ---------         -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss) ................      (0.03)        (0.03)          (0.03)               0.01
 Net realized and unrealized gain (loss)
  on investments .............................      (2.25)        (2.28)          (2.14)               1.89
                                                 --------      --------       ---------         -----------
 Total from investment operations ............      (2.28)        (2.31)          (2.17)               1.90
                                                 --------      --------       ---------         -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.........          -             -               -               (0.01)
 Distributions from realized gains ...........          -            -#           (0.07)              (0.03)
                                                 --------      --------       ---------         -----------
 Total dividends and distributions ...........          -             -           (0.07)              (0.04)
                                                 --------      --------       ---------         -----------
Net asset value, end of period ...............   $   5.03      $   7.31       $    9.62         $     11.86
                                                 ========      ========       =========         ===========
Total return .................................     (31.19)%      (24.01)%        (18.34)%             18.97%(b)
                                                 ========      ========       =========         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............   $580,975      $924,331       $1,341,788        $   451,323
Ratio of expenses to average net assets
 after waivers ...............................       1.15%         1.15%           1.15%               1.15%(a)(c)
Ratio of expenses to average net assets
 after waivers and fees paid indirectly ......       1.14%       N/A            N/A               N/A
Ratio of expenses to average net assets
 before waivers and fees paid indirectly .....       1.24%         1.21%           1.19%               1.37%(a)(c)
Ratio of net investment income (loss) to
 average net assets after waivers ............      (0.49)%       (0.40)%         (0.37)%              0.20%(a)(c)
Ratio of net investment income (loss) to
 average net assets after waivers and
 fees paid indirectly ........................      (0.48)%      N/A            N/A               N/A
Ratio of net investment income (loss) to
 average net assets before waivers and
 fees paid indirectly ........................      (0.58)%       (0.46)%         (0.40)%             (0.02)%(a)(c)
Portfolio turnover rate ......................         99%          140%            127%                 29%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 income ......................................   $   0.01      $      -#      $       -         $      0.01



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  95

EQ/ALLIANCE QUALITY BOND PORTFOLIO(D)(E):






                                                             CLASS IA
                                    ----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------
                                        2002         2001         2000         1999         1998
                                    ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
  period ..........................   $  9.81      $  9.55      $  9.11      $  9.84      $  9.74
                                      -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.32         0.57         0.60         0.54         0.55
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........      0.45         0.22         0.44        (0.74)        0.28
                                      -------      -------      -------      -------      -------
 Total from investment
  operations ......................      0.77         0.79         1.04        (0.20)        0.83
                                      -------      -------      -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............      (0.28)      (0.53)       (0.60)       (0.50)       (0.53)
 Distributions from realized
  gains ...........................      (0.13)          -            -        (0.03)       (0.20)
                                      --------     -------      -------       ------      -------
 Total dividends and
  distributions ...................      (0.41)      (0.53)       (0.60)       (0.53)       (0.73)
                                      --------     -------      -------       ------      -------
Net asset value, end of period.....   $  10.17     $  9.81      $  9.55       $  9.11     $  9.84
                                      ========     =======      =======       ======      =======
Total return ......................       7.91%       8.28%       11.48%       (2.00)%       8.69%
                                      ========     =======      =======       ======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $341,209    $309,097     $553,109     $329,895     $322,418
Ratio of expenses to average
 net assets .......................       0.62%       0.60%        0.59%        0.56%        0.57%
Ratio of net investment
 income to average net
 assets ...........................       3.16%       5.31%        6.34%        5.64%        5.48%
Portfolio turnover rate ...........        755%        301%         282%         147%         194%



                                                                  CLASS IB
                                    -------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,                 JUNE 8, 1998*
                                    ------------------------------------------------         TO
                                        2002         2001       2000        1999      DECEMBER 31, 1998
                                    ------------ ----------- ---------- ------------ ------------------
Net asset value, beginning of
  period ..........................   $  9.77      $ 9.52     $ 9.09      $   9.84       $    9.90
                                      -------      ------     ------      --------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.29        0.51       0.57          0.52            0.25
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........      0.46        0.25       0.45         (0.75)           0.14
                                      -------      ------     ------      --------       ---------
 Total from investment
  operations ......................      0.75        0.76       1.02         (0.23)           0.39
                                      -------      ------     ------      --------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............      (0.27)     (0.51)     (0.59)       (0.49)          (0.25)
 Distributions from realized
  gains ...........................      (0.13)         -          -        (0.03)          (0.20)
                                      --------     ------     ------      -------        --------
 Total dividends and
  distributions ...................      (0.40)     (0.51)     (0.59)       (0.52)          (0.45)
                                      --------     ------     ------      -------        --------
Net asset value, end of period.....   $  10.12     $ 9.77     $ 9.52      $   9.09       $    9.84
                                      ========     ======     ======      =======        ========
Total return ......................       7.68%      8.04%     11.28%       (2.25)%          4.05%(b)
                                      ========     ======     ======      =======        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $189,680     $46,843    $ 9,159     $  1,094       $     10
Ratio of expenses to average
 net assets .......................       0.87%       0.85%      0.84%        0.81%           0.81%(a)
Ratio of net investment
 income to average net
 assets ...........................       2.91%       4.97%      5.98%        5.39%           5.06%(a)
Portfolio turnover rate ...........        755%        301%       282%         147%            194%



                       See Notes to Financial Statements.



96 Financial Highlights                                      EQ Advisors Trust

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(D)(M):






                                                               CLASS IA
                                   -------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------
                                        2002          2001         2000         1999          1998
                                   ------------- ------------- ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  12.90      $  15.06      $ 15.11      $ 11.82       $ 12.35
                                     --------      --------      -------      -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      (0.06)        (0.06)       (0.07)       (0.05)         0.01
 Net realized and unrealized
  gain (loss) on
  investments ....................      (3.82)        (1.89)        1.99         3.34         (0.54)
                                     --------      --------      -------      -------       -------
 Total from investment
  operations .....................      (3.88)        (1.95)        1.92         3.29         (0.53)
                                     --------      --------      -------      -------       -------
 LESS DISTRIBUTIONS:
 Distributions from realized
  gains ..........................          -         (0.21)       (1.97)           -             -
                                     --------      --------      -------      -------       -------
Net asset value, end of year .....   $   9.02      $  12.90      $ 15.06      $ 15.11       $ 11.82
                                     ========      ========      =======      =======       =======
Total return .....................     (30.08)%      (13.03)%      14.12%       27.75%        (4.28)%
                                     ========      ========      =======      =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................   $317,679      $461,312     $501,596     $241,000      $198,360
Ratio of expenses to average
 net assets before fees paid
 indirectly ......................       0.83%         0.81%        0.84%        0.95%         0.96%
Ratio of expenses to average
 net assets after fees paid
 indirectly ......................       0.81%         N/A           N/A          N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ......................      (0.57)%       (0.49)%      (0.37)%      (0.40)%        0.08%
Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ......................      (0.55)%        N/A           N/A          N/A          N/A
Portfolio turnover rate ..........        110%          110%         142%         221%           94%



                                                                CLASS IB
                                   -------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------
                                        2002          2001         2000         1999          1998
                                   ------------- ------------- ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  12.75      $  14.92      $ 15.03      $ 11.79       $ 12.34
                                     --------      --------      -------      -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      (0.08)        (0.08)       (0.11)       (0.08)        (0.02)
 Net realized and unrealized
  gain (loss) on
  investments ....................      (3.77)        (1.88)        1.97         3.32         (0.53)
                                     --------      --------      -------      -------       -------
 Total from investment
  operations .....................      (3.85)        (1.96)        1.86         3.24         (0.55)
                                     --------      --------      -------      -------       -------
 LESS DISTRIBUTIONS:
 Distributions from realized
  gains ..........................          -         (0.21)       (1.97)           -             -
                                     --------      --------      -------      -------       -------
Net asset value, end of year .....   $   8.90      $  12.75      $ 14.92      $ 15.03       $ 11.79
                                     ========      ========      =======      =======       =======
Total return .....................     (30.20)%      (13.28)%      13.78%       27.46%        (4.44)%
                                     ========      ========      =======      =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................   $308,406      $387,833      $360,635     $162,331      $112,254
Ratio of expenses to average
 net assets before fees paid
 indirectly ......................       1.08%         1.06%        1.09%        1.20%         1.20%
Ratio of expenses to average
 net assets after fees paid
 indirectly ......................       1.06%         N/A           N/A          N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ......................      (0.82)%       (0.74)%      (0.62)%      (0.65)%       (0.17)%
Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ......................      (0.80)%        N/A           N/A          N/A          N/A
Portfolio turnover rate ..........        110%          110%         142%         221%           94%



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  97

EQ/ALLIANCE TECHNOLOGY PORTFOLIO:






                                                                                     CLASS IA
                                                                ------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,           MAY 1, 2000*
                                                                ----------------------------             TO
                                                                     2002           2001         DECEMBER 31, 2000
                                                                -------------- ------------- -------------------------
Net asset value, beginning of period ..........................   $   5.06      $   6.68        $      10.00
                                                                  --------      --------        ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .................................      (0.03)        (0.01)               0.01
 Net realized and unrealized loss on investments ..............      (2.02)        (1.61)              (3.33)
                                                                  --------      --------        ------------
 Total from investment operations .............................      (2.05)        (1.62)              (3.32)
                                                                  --------      --------        ------------
 LESS DISTRIBUTIONS:
 Distributions from net investment income .....................          -            -#                   -
Net asset value, end of period ................................   $   3.01      $   5.06        $       6.68
                                                                  --------      --------        ------------
Total return ..................................................     (40.51)%      (24.24)%            (33.20)%(b)
                                                                  ========      ========        ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $ 11,263      $ 24,326        $     22,880
Ratio of expenses to average net assets after waivers .........       0.90%         0.90%               0.90%(a)(c)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       0.88%       N/A              N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       1.00%         0.98%               0.96%(a)(c)
Ratio of net investment income (loss) to average net assets
  after waivers. ..............................................      (0.71)%       (0.31)%              0.25%(a)(c)
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly ......................      (0.69)%      N/A              N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly .....................      (0.81)%       (0.39)%              0.18%(a)(c)
Portfolio turnover rate .......................................         80%           41%                 49%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $     -#      $     -#        $          -



                                                                                       CLASS IB
                                                                ------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,           MAY 1, 2000*
                                                                ----------------------------             TO
                                                                     2002           2001         DECEMBER 31, 2000
                                                                -------------- ------------- -------------------------
Net asset value, beginning of period ..........................    $   5.04      $   6.67         $      10.00
                                                                   --------      --------         ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .................................       (0.03)        (0.03)                   -
 Net realized and unrealized loss on investments ..............       (2.02)        (1.60)               (3.33)
                                                                   --------      --------         ------------
 Total from investment operations .............................       (2.05)        (1.63)               (3.33)
                                                                   --------      --------         ------------
 LESS DISTRIBUTIONS:
 Distributions from net investment income .....................           -            -#                    -
Net asset value, end of period ................................    $   2.99      $   5.04         $       6.67
                                                                   --------      --------         ------------
Total return ..................................................      (40.67)%      (24.43)%             (33.30)%(b)
                                                                   ========      ========         ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $ 194,971     $320,756         $    275,140
Ratio of expenses to average net assets after waivers .........        1.15%         1.15%                1.15%(a)(c)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................        1.13%       N/A              N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................        1.25%         1.23%                1.21%(a)(c)
Ratio of net investment income (loss) to average net assets
  after waivers. ..............................................       (0.96)%       (0.56)%              (0.00)%(a)(c)
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly ......................       (0.94)%      N/A              N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly .....................       (1.06)%       (0.64)%              (0.07)%(a)(c)
Portfolio turnover rate .......................................          80%           41%                  49%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................    $      -#     $      -#        $          -



                       See Notes to Financial Statements.



98 Financial Highlights                                      EQ Advisors Trust

EQ/BALANCED PORTFOLIO(D)(G)(J):






                                                                        CLASS IA
                                    -----------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------
                                          2002            2001            2000           1999           1998
                                    --------------- --------------- --------------- -------------- --------------
Net asset value, beginning of
  period ..........................    $   14.52       $   15.20       $   19.18      $   18.51      $   17.58
                                       ---------       ---------       ---------      ---------      ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............         0.33            0.40            0.60           0.52           0.56
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........        (2.15)          (0.69)          (0.92)          2.69           2.54
                                       ---------       ---------       ---------      ---------      ---------
 Total from investment
  operations ......................        (1.82)          (0.29)          (0.32)          3.21           3.10
                                       ---------       ---------       ---------      ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............        (0.16)          (0.39)          (0.62)         (0.56)         (0.50)
 Distributions from realized
  gains ...........................            -               -           (3.04)         (1.98)         (1.67)
                                       ---------       ---------       ---------      ---------      ---------
 Total dividends and
  distributions ...................        (0.16)          (0.39)          (3.66)         (2.54)         (2.17)
                                       ---------       ---------       ---------      ---------      ---------
Net asset value, end of period         $   12.54       $   14.52       $   15.20      $   19.18       $  18.51
                                       =========       =========       =========      =========      =========
Total return ......................       (12.52)%         (1.85)%         (1.32)%        17.79%         18.11%
                                       =========       =========       =========      =========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $2,908,058      $2,122,401      $1,914,143     $2,126,313     $1,936,429
Ratio of expenses to average
 net assets after waivers .........         0.65%           0.65%         N/A             N/A            N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............         0.63%         N/A             N/A             N/A            N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........         0.66%           0.65%           0.59%           0.44%         0.45%
Ratio of net investment
 income to average net
 assets after waivers .............         1.91%           2.74%         N/A             N/A            N/A
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .............         1.93%         N/A             N/A             N/A            N/A
Ratio of net investment
 income to average net
 assets before waivers and
 fees paid indirectly .............         1.90%           2.74%           3.17%           2.68%         3.00%
Portfolio turnover rate ...........          337%            184%            183%            107%           95%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
 investment income ................    $       -#      $       -          N/A             N/A            N/A



                                                                   CLASS IB
                                    ----------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,                  JULY 8, 1998*
                                    ---------------------------------------------------         TO
                                         2002          2001         2000        1999     DECEMBER 31, 1998
                                    ------------- ------------- ----------- ----------- ------------------
Net asset value, beginning of
  period ..........................   $  14.45       $ 15.14      $ 19.15     $ 18.51       $   19.48
                                      --------       -------      -------     -------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............       0.26          0.35         0.55       0.47             0.24
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........      (2.10)        (0.67)       (0.93)      2.69             0.66
                                      --------       -------      -------     -------       ---------
 Total from investment
  operations ......................      (1.84)        (0.32)       (0.38)      3.16             0.90
                                      --------       -------      -------     -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............      (0.14)        (0.37)       (0.59)      (0.54)          (0.20)
 Distributions from realized
  gains ...........................          -             -        (3.04)      (1.98)          (1.67)
                                      --------       -------      -------     -------        --------
 Total dividends and
  distributions ...................      (0.14)        (0.37)       (3.63)      (2.52)          (1.87)
                                      --------       -------      -------     -------        --------
Net asset value, end of period        $  12.47       $ 14.45      $ 15.14     $ 19.15        $  18.51
                                      ========       =======      =======     =======        ========
Total return ......................     (12.71)%       (2.08)%      (1.58)%     17.50%           4.92%(b)
                                      ========       =======      =======     =======        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $665,088      $359,212     $41,282     $10,701       $      10
Ratio of expenses to average
 net assets after waivers .........       0.90%         0.90%       N/A          N/A           N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............       0.88%        N/A          N/A          N/A           N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........       0.91%         0.90%        0.84%       0.69%           0.70%(a)
Ratio of net investment
 income to average net
 assets after waivers .............       1.66%         3.72%       N/A          N/A           N/A
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .............       1.68%        N/A          N/A          N/A           N/A
Ratio of net investment
 income to average net
 assets before waivers and
 fees paid indirectly .............       1.65%         3.72%        2.92%       2.43%           2.65%(a)
Portfolio turnover rate ...........        337%          184%         183%        107%             95%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
 investment income ................   $      -#      $     -        N/A          N/A           N/A



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  99

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO(h):






                                                                             CLASS IA
                                                              --------------------------------------
                                                                                    MAY 18, 2001*
                                                                  YEAR ENDED              TO
                                                               DECEMBER 31, 2002  DECEMBER 31, 2001
                                                              ------------------ -------------------
Net asset value, beginning of period ........................      $  11.77         $    12.26
                                                                   --------         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................................          0.18               0.11
 Net realized and unrealized gain (loss) on investments
  and from currency transactions ............................         (1.76)             (0.26)
                                                                   --------         ----------
 Total from investment operations ...........................         (1.58)             (0.15)
                                                                   --------         ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......................         (0.16)             (0.13)
 Distributions from realized gains ..........................             -              (0.21)
                                                                   --------         ----------
 Total dividends and distributions ..........................         (0.16)             (0.34)
                                                                   --------         ----------
Net asset value, end of period ..............................      $  10.03         $    11.77
                                                                   ========         ==========
Total return ................................................        (13.42)%            (1.21)%(b)
                                                                   ========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........................      $  21,214        $   18,000
Ratio of expenses to average net assets after waivers .......          0.70%              0.70 (a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ......................................          0.69%           N/A
Ratio of expenses to average net assets before waivers
  and fees paid indirectly ..................................          0.73%              0.73%(a)
Ratio of net investment income to average net assets
  after waivers .............................................          1.77%              1.69%(a)
Ratio of net investment income to average net assets
  after waivers and fees paid indirectly ....................          1.78%           N/A
Ratio of net investment income to average net assets
  before waivers and fees paid indirectly ...................          1.75%              1.66%(a)
Portfolio turnover rate .....................................            13%                90%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income .................      $      -#        $        -#



                                                                                          CLASS IB
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                   2002         2001          2000         1999        1998**
                                                              ------------- ------------ ------------- ------------ -----------
Net asset value, beginning of period ........................   $  11.77      $ 11.73      $ 12.06      $ 11.94      $ 10.00
                                                                --------      -------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................................       0.14         0.11         0.09         0.11        0.06
 Net realized and unrealized gain (loss) on investments
  and from currency transactions ............................      (1.74)        0.25        (0.33)        0.31        1.94
                                                                --------      -------      -------      -------      -------
 Total from investment operations ...........................      (1.60)        0.36        (0.24)        0.42        2.00
                                                                --------      -------      -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......................      (0.14)       (0.11)       (0.09)       (0.11)      (0.06)
 Distributions from realized gains ..........................          -        (0.21)           -        (0.19)           -
                                                                --------      -------      -------      -------      ------
 Total dividends and distributions ..........................      (0.14)       (0.32)       (0.09)       (0.30)      (0.06)
                                                                --------      -------      -------      -------      ------
Net asset value, end of period ..............................   $  10.03      $ 11.77      $ 11.73      $ 12.06      $ 11.94
                                                                ========      =======      =======      =======      ======
Total return ................................................     (13.61)%       3.09%       (1.94)%       3.55%      20.01%
                                                                ========      =======      =======      =======      ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........................   $800,212     $608,741     $176,049     $133,503     $74,588
Ratio of expenses to average net assets after waivers .......       0.95%        0.95%       0.95%         0.94%       0.90%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ......................................       0.94%      N/A         N/A           N/A          N/A
Ratio of expenses to average net assets before waivers
  and fees paid indirectly ..................................       0.98%        0.98%       0.95%         1.00%       1.20%
Ratio of net investment income to average net assets
  after waivers .............................................       1.52%        1.40%       0.91%         1.10%       1.19%
Ratio of net investment income to average net assets
  after waivers and fees paid indirectly ....................       1.53%      N/A         N/A           N/A          N/A
Ratio of net investment income to average net assets
  before waivers and fees paid indirectly ...................       1.50%        1.37%       0.91%         1.04%       0.89%
Portfolio turnover rate .....................................         13%          90%         33%           32%         37%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income .................   $      -     $      -#    $     -       $  0.01      $  0.02



                       See Notes to Financial Statements.



100 Financial Highlights                                     EQ Advisors Trust

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO:






                                                                                CLASS IA
                                                                           ------------------
                                                                            OCTOBER 2, 2002*
                                                                                   TO
                                                                            DECEMBER 31, 2002
                                                                           ------------------
Net asset value, beginning of period .....................................    $     5.64
                                                                              ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................             -#
 Net realized and unrealized gain (loss) on investments ..................          0.24
                                                                              ----------
 Total from investment operations ........................................          0.24
                                                                              ----------
 LESS DISTRIBUTIONS:
 Distributions from realized gains .......................................             -
                                                                              ----------
Net asset value, end of period ...........................................    $     5.88
                                                                              ==========
Total return .............................................................          4.26%(b)
                                                                              ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................    $       51
Ratio of expenses to average net assets after waivers and
  reimbursements .........................................................          0.80%(a)
Ratio of expenses to average net assets after waivers, reimbursements
  and fees paid indirectly ...............................................          0.70%(a)
Ratio of expenses to average net assets before waivers, reimbursements
  and fees paid indirectly ...............................................          1.82%(a)
Ratio of net investment loss to average net assets after waivers and
  reimbursements .........................................................         (0.13)%(a)
Ratio of net investment loss to average net assets after waivers,
  reimbursements and fees paid indirectly ................................         (0.03)%(a)
Ratio of net investment loss to average net assets before waivers,
  reimbursements and fees paid indirectly ................................         (1.15)%(a)
Portfolio turnover rate ..................................................           130%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment loss ................................    $     0.02



                                                                                          CLASS IB
                                                                           ---------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
                                                                                2002          2001         2000
                                                                           ------------- ------------- -----------
Net asset value, beginning of period .....................................   $    7.99     $    9.64    $  10.76
                                                                             ---------     ---------    --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................       (0.01)        (0.02)      (0.01)
 Net realized and unrealized gain (loss) on investments ..................       (2.10)        (1.37)      (0.34)
                                                                             ---------     ---------    --------
 Total from investment operations ........................................       (2.11)        (1.39)      (0.35)
                                                                             ---------     ---------    --------
 LESS DISTRIBUTIONS:
 Distributions from realized gains .......................................           -         (0.26)      (0.77)
                                                                             ---------     ---------    --------
Net asset value, end of period ...........................................   $    5.88     $    7.99    $   9.64
                                                                             =========     =========    ========
Total return .............................................................      (26.41)%      (14.74)%     (2.87)%
                                                                             =========     =========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................   $  11,064     $   5,898    $  3,922
Ratio of expenses to average net assets after waivers and
  reimbursements .........................................................        1.05%         1.05%       1.05%
Ratio of expenses to average net assets after waivers, reimbursements
  and fees paid indirectly ...............................................        0.95%      N/A          N/A
Ratio of expenses to average net assets before waivers, reimbursements
  and fees paid indirectly ...............................................        2.07%         2.36%       2.37%
Ratio of net investment loss to average net assets after waivers and
  reimbursements .........................................................      ( 0.38)%       (0.33)%     (0.11)%
Ratio of net investment loss to average net assets after waivers,
  reimbursements and fees paid indirectly ................................      ( 0.28)%     N/A          N/A
Ratio of net investment loss to average net assets before waivers,
  reimbursements and fees paid indirectly ................................      ( 1.40)%       (1.64)%     (1.43)%
Portfolio turnover rate ..................................................         130%           46%         81%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment loss ................................   $    0.04     $    0.08    $   0.10



                                                                                CLASS IB
                                                                           -------------------
                                                                            SEPTEMBER 1, 1999*
                                                                                    TO
                                                                            DECEMBER 31, 1999
                                                                           -------------------
Net asset value, beginning of period .....................................    $    10.00
                                                                              ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................         (0.01)
 Net realized and unrealized gain (loss) on investments ..................          0.83
                                                                              ----------
 Total from investment operations ........................................          0.82
                                                                              ----------
 LESS DISTRIBUTIONS:
 Distributions from realized gains .......................................         (0.06)
                                                                              ----------
Net asset value, end of period ...........................................    $    10.76
                                                                              ==========
Total return .............................................................          8.09%(b)
                                                                              ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................    $    2,622
Ratio of expenses to average net assets after waivers and
  reimbursements .........................................................          1.05%(a)
Ratio of expenses to average net assets after waivers, reimbursements
  and fees paid indirectly ...............................................       N/A
Ratio of expenses to average net assets before waivers, reimbursements
  and fees paid indirectly ...............................................          5.38%(a)
Ratio of net investment loss to average net assets after waivers and
  reimbursements .........................................................         (0.19)%(a)
Ratio of net investment loss to average net assets after waivers,
  reimbursements and fees paid indirectly ................................       N/A
Ratio of net investment loss to average net assets before waivers,
  reimbursements and fees paid indirectly ................................         (4.52)%(a)
Portfolio turnover rate ..................................................            45%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment loss ................................    $        -



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  101

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO:






                                                                                    CLASS IA
                                                                               ------------------
                                                                                 MARCH 25, 2002*
                                                                                       TO
                                                                                DECEMBER 31, 2002
                                                                               ------------------
Net asset value,beginning of period ..........................................   $      8.77
                                                                                 -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................          0.05
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ......................................................         (1.35)
                                                                                 -----------
 Total from investment operations ............................................         (1.30)
                                                                                 -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................         (0.12)
 Distributions from realized gains ...........................................             -
                                                                                 -----------
 Total dividends and distributions ...........................................         (0.12)
                                                                                 -----------
Net asset value, end of period ...............................................   $      7.35
                                                                                 ===========
Total return .................................................................        (14.81)%(b)
                                                                                 ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................   $        84
Ratio of expenses to average net assets after waivers ........................          0.95%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          0.92%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.14%(a)
Ratio of net investment income to average net assets after waivers ...........          0.76%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly .......................................................          0.79%(a)
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................          0.57%(a)
Portfolio turnover rate ......................................................            23%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ..................................   $      0.01



                                                                                               CLASS IB
                                                                               -----------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                               -----------------------------------------
                                                                                    2002          2001          2000
                                                                               ------------- ------------- -------------
Net asset value,beginning of period ..........................................   $   8.77      $  11.28      $  14.10
                                                                                 --------      --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................       0.06          0.04          0.10
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ......................................................      (1.37)        (2.38)        (2.68)
                                                                                 --------      --------      --------
 Total from investment operations ............................................      (1.31)        (2.34)        (2.58)
                                                                                 --------      --------      --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................      (0.11)        (0.14)        (0.07)
 Distributions from realized gains ...........................................          -         (0.03)        (0.17)
                                                                                 --------      --------      --------
 Total dividends and distributions ...........................................      (0.11)        (0.17)        (0.24)
                                                                                 --------      --------      --------
Net asset value, end of period ...............................................   $   7.35      $   8.77      $  11.28
                                                                                 ========      ========      ========
Total return .................................................................     (15.00)%      (20.89)%      (19.19)%
                                                                                 ========      ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................   $125,521      $101,683      $110,486
Ratio of expenses to average net assets after waivers ........................       1.20%         1.20%         1.20%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................       1.17%       N/A           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................       1.39%         1.39%         1.28%
Ratio of net investment income to average net assets after waivers ...........       0.51%         0.39%         0.37%
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly .......................................................       0.54%       N/A           N/A
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................       0.32%         0.20%         0.29%
Portfolio turnover rate ......................................................         23%           38%           26%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ..................................   $   0.01      $   0.02      $   0.02



                                                                                    CLASS IB
                                                                               ------------------
                                                                                  MAY 1, 1999*
                                                                                       TO
                                                                                DECEMBER 31, 1999
                                                                               ------------------
Net asset value,beginning of period ..........................................    $    10.00
                                                                                  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................             -
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ......................................................          4.10
                                                                                  ----------
 Total from investment operations ............................................          4.10
                                                                                  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................             -
 Distributions from realized gains ...........................................             -
                                                                                  ----------
 Total dividends and distributions ...........................................             -
                                                                                  ----------
Net asset value, end of period ...............................................    $    14.10
                                                                                  ==========
Total return .................................................................         41.00%(b)
                                                                                  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................    $   52,049
Ratio of expenses to average net assets after waivers ........................          1.20%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................      N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.65%(a)
Ratio of net investment income to average net assets after waivers ...........          0.02%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly .......................................................      N/A
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................         (0.43)%(a)
Portfolio turnover rate ......................................................            28%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ..................................    $     0.02



                       See Notes to Financial Statements.



102 Financial Highlights                                     EQ Advisors Trust

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(k):






                                                                                 CLASS IA
                                                                            ------------------
                                                                              MARCH 25, 2002*
                                                                                    TO
                                                                             DECEMBER 31, 2002
                                                                            ------------------
Net asset value, beginning of period ......................................   $     10.84
                                                                              -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          0.11
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................         (2.71)
                                                                              -----------
 Total from investment operations .........................................         (2.60)
                                                                              -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................         (0.02)
 Distributions from realized gains ........................................             -
                                                                              -----------
 Total dividends and distributions ........................................         (0.02)
                                                                              -----------
Net asset value, end of period ............................................   $      8.22
                                                                              ===========
Total return ..............................................................        (23.94)%(b)
                                                                              ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $        82
Ratio of expenses to average net assets after waivers .....................          0.70%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................          0.18%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          0.81%(a)
Ratio of net investment income to average net assets after waivers ........          0.75%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................          1.27%(a)
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................          0.64%(a)
Portfolio turnover rate ...................................................           222%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $      0.01



                                                                                           CLASS IB
                                                                            ---------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            ---------------------------------------
                                                                                 2002          2001         2000
                                                                            ------------- ------------- -----------
Net asset value, beginning of period ......................................   $  10.93       $ 11.18      $ 10.69
                                                                              --------       -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................       0.04          0.02        0.04
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................      (2.73)        (0.25)       0.59
                                                                              --------       -------      -------
 Total from investment operations .........................................      (2.69)        (0.23)       0.63
                                                                              --------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................      (0.02)        (0.02)       (0.04)
 Distributions from realized gains ........................................          -             -        (0.10)
                                                                              --------       -------      -------
 Total dividends and distributions ........................................      (0.02)        (0.02)       (0.14)
                                                                              --------       -------      -------
Net asset value, end of period ............................................   $   8.22       $ 10.93      $ 11.18
                                                                              ========       =======      =======
Total return ..............................................................     (24.62)%      ( 2.04)%       5.92%
                                                                              ========       =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $563,396       $111,944     $77,959
Ratio of expenses to average net assets after waivers .....................       0.95%         0.95%        0.95%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       0.43%       N/A           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................       1.06%         1.05%        1.06%
Ratio of net investment income to average net assets after waivers ........       0.50%         0.26%        0.47%
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       1.02%       N/A           N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................       0.39%         0.16%        0.37%
Portfolio turnover rate ...................................................        222%           30%          38%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $      -#      $  0.01      $  0.01



                                                                                 CLASS IB
                                                                            ------------------
                                                                               MAY 1, 1999*
                                                                                    TO
                                                                             DECEMBER 31, 1999
                                                                            ------------------
Net asset value, beginning of period ......................................    $    10.00
                                                                               ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................          0.69
                                                                               ----------
 Total from investment operations .........................................          0.71
                                                                               ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................         (0.02)
 Distributions from realized gains ........................................             -
                                                                               ----------
 Total dividends and distributions ........................................         (0.02)
                                                                               ----------
Net asset value, end of period ............................................    $    10.69
                                                                               ==========
Total return ..............................................................          7.10%(b)
                                                                               ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................    $   33,903
Ratio of expenses to average net assets after waivers .....................          0.95%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................      N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          1.35%(a)
Ratio of net investment income to average net assets after waivers ........          0.37%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................      N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................         (0.03)%(a)
Portfolio turnover rate ...................................................            36%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................    $     0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  103

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO(N):






                                                                                 CLASS IA
                                                                            ------------------
                                                                              MARCH 25, 2002*
                                                                                    TO
                                                                             DECEMBER 31, 2002
                                                                            ------------------
Net asset value, beginning of period ......................................   $     10.12
                                                                              -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          0.05
 Net realized and unrealized gain (loss) on investments ...................         (2.35)
                                                                              -----------
 Total from investment operations .........................................         (2.30)
                                                                              -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................         (0.05)
 Distributions from realized gains ........................................             -
                                                                              -----------
 Total dividends and distributions ........................................         (0.05)
                                                                              -----------
Net asset value, end of period ............................................   $      7.77
                                                                              ===========
Total return ..............................................................        (22.77)%(b)
                                                                              ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $        93
Ratio of expenses to average net assets after waivers .....................          0.70%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................          0.66%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          0.77%(a)
Ratio of net investment income to average net assets after waivers ........          0.68%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................          0.72%(a)
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................          0.61%(a)
Portfolio turnover rate ...................................................            30%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $         -#



                                                                                            CLASS IB
                                                                            ----------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            ----------------------------------------
                                                                                 2002          2001         2000
                                                                            ------------- ------------- ------------
Net asset value, beginning of period ......................................   $  10.22       $ 10.46      $ 10.32
                                                                              --------       -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................       0.03          0.03         0.05
 Net realized and unrealized gain (loss) on investments ...................      (2.45)        (0.24)        0.30
                                                                              --------       -------      -------
 Total from investment operations .........................................      (2.42)        (0.21)        0.35
                                                                              --------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................      (0.03)        (0.03)       (0.05)
 Distributions from realized gains ........................................          -            -#        (0.16)
                                                                              --------       -------      -------
 Total dividends and distributions ........................................      (0.03)        (0.03)       (0.21)
                                                                              --------       -------      -------
Net asset value, end of period ............................................   $   7.77       $ 10.22      $ 10.46
                                                                              ========       =======      =======
Total return ..............................................................     (23.68)%       (2.01)%       3.56%
                                                                              ========       =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $273,334      $198,364     $136,485
Ratio of expenses to average net assets after waivers .....................       0.95%        0.95%         0.95%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       0.91%      N/A           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................       1.02%        1.01%         1.01%
Ratio of net investment income to average net assets after waivers ........       0.43%        0.32%         0.60%
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       0.47%      N/A           N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................       0.36%        0.26%         0.54%
Portfolio turnover rate ...................................................         30%          36%           43%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $      -#     $     -#      $  0.01



                                                                                 CLASS IB
                                                                            ------------------
                                                                               MAY 1, 1999*
                                                                                    TO
                                                                             DECEMBER 31, 1999
                                                                            ------------------
Net asset value, beginning of period ......................................     $  10.00
                                                                                ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................         0.02
 Net realized and unrealized gain (loss) on investments ...................         0.35
                                                                                ----------
 Total from investment operations .........................................         0.37
                                                                                ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................        (0.02)
 Distributions from realized gains ........................................        (0.03)
                                                                                ----------
 Total dividends and distributions ........................................        (0.05)
                                                                                ----------
Net asset value, end of period ............................................     $  10.32
                                                                                ==========
Total return ..............................................................         3.76%(b)
                                                                                ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................     $ 67,472
Ratio of expenses to average net assets after waivers .....................         0.95%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................         1.23%(a)
Ratio of net investment income to average net assets after waivers ........         0.63%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................         0.35%(a)
Portfolio turnover rate ...................................................           50%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................     $   0.01



                       See Notes to Financial Statements.



104 Financial Highlights                                     EQ Advisors Trust

EQ/EMERGING MARKETS EQUITY PORTFOLIO:






                                                                     CLASS IA
                                                               ------------------
                                                                OCTOBER 2, 2002*
                                                                       TO
                                                                DECEMBER 31, 2002
                                                               ------------------
Net asset value, beginning of period .........................     $   4.85
                                                                   --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................           -#
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................         0.44
                                                                   --------
 Total from investment operations ............................         0.44
                                                                   --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................            -
 Distributions from realized gains ...........................            -
                                                                   --------
 Total dividends and distributions ...........................            -
                                                                   --------
Net asset value, end of year .................................     $   5.29
                                                                   ========
Total return .................................................         9.07%(b)
                                                                   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..............................     $     62
Ratio of expenses to average net assets after waivers ........         1.57%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................         1.56%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................         1.62%(a)
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................         0.13%(a)
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................         0.14%(a)
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................         0.08%(a)
Portfolio turnover rate ......................................           78%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........            -#



                                                                                      CLASS IB
                                                               -------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------
                                                                    2002          2001          2000          1999
                                                               ------------- ------------- ------------- -------------
Net asset value, beginning of period .........................    $  5.61       $  5.93      $  11.22       $  5.79
                                                                  -------       -------      --------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................      (0.01)         0.02         (0.08)        (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................      (0.32)        (0.33)        (4.37)         5.55
                                                                  -------       -------      --------       -------
 Total from investment operations ............................      (0.33)        (0.31)        (4.45)         5.54
                                                                  -------       -------      --------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................          -             -             -             -
 Distributions from realized gains ...........................          -         (0.01)        (0.84)        (0.11)
                                                                  -------       -------      --------       -------
 Total dividends and distributions ...........................          -         (0.01)        (0.84)        (0.11)
                                                                  -------       -------      --------       -------
Net asset value, end of year .................................    $  5.28       $  5.61      $   5.93       $ 11.22
                                                                  =======       =======      ========       =======
Total return .................................................      (6.05)%       (5.09)%      (40.12)%       95.82%
                                                                  =======       =======      ========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..............................    $193,115      $183,868     $198,044       $191,581
Ratio of expenses to average net assets after waivers ........       1.82%         1.78%         1.75%         1.75%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................       1.81%       N/A           N/A           N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................       1.87%         2.13%         1.92%         2.38%
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................      (0.12)%        0.32%        (0.86)%       (0.18)%
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................      (0.11)%      N/A           N/A           N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................      (0.17)%       (0.03)%       (0.99)%       (0.82)%
Portfolio turnover rate ......................................         78%          143%           95%          138%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........         -#          0.02          0.01          0.02



                                                                  CLASS IB
                                                               -------------
                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                    1998
                                                               -------------
Net asset value, beginning of period .........................   $    7.96
                                                                 ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................        0.03
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................       (2.18)
                                                                 ---------
 Total from investment operations ............................       (2.15)
                                                                 ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................       (0.02)
 Distributions from realized gains ...........................           -
                                                                 ---------
 Total dividends and distributions ...........................       (0.02)
                                                                 ---------
Net asset value, end of year .................................   $    5.79
                                                                 =========
Total return .................................................      (27.10)%
                                                                 =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..............................   $  41,359
Ratio of expenses to average net assets after waivers ........        1.75%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................     N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................        2.63%
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................        0.73%
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................     N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................       (0.09)%
Portfolio turnover rate ......................................         114%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........        0.03



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  105

EQ/EQUITY 500 INDEX PORTFOLIO(D)(F):






                                                                        CLASS IA
                                     -----------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------
                                           2002            2001            2000           1999           1998
                                     --------------- --------------- --------------- -------------- --------------
Net asset value, beginning of
  year .............................    $   22.05       $   25.34       $   29.57      $   25.00      $   19.74
                                        ---------       ---------       ---------      ---------      ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .............         0.26            0.26            0.25           0.28           0.27
 Net realized and unrealized
  gain (loss) on
  investments ......................        (5.15)          (3.28)          (3.13)          4.78           5.25
                                        ---------       ---------       ---------      ---------      ---------
 Total from investment
  operations .......................        (4.89)          (3.02)          (2.88)          5.06           5.52
                                        ---------       ---------       ---------      ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ................        (0.22)          (0.25)          (0.19)         (0.27)         (0.25)
 Distributions from realized
  gains ............................        (0.02)          (0.02)          (1.16)         (0.22)         (0.01)
                                        ---------       ---------       ---------      ---------      ---------
 Total dividends and
  distributions ....................        (0.24)          (0.27)          (1.35)         (0.49)         (0.26)
                                        ---------       ---------       ---------      ---------      ---------
Net asset value, end of year .......    $   16.92       $   22.05       $   25.34      $   29.57      $   25.00
                                        =========       =========       =========      =========      =========
Total return .......................       (22.19)%        (11.95)%         (9.58)%        20.38%         28.07%
                                        =========       =========       =========      =========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) ..........................   $1,256,522      $1,775,556      $2,106,901     $2,618,539     $1,689,913
Ratio of expenses to average
  net assets .......................         0.32%           0.31%           0.32%          0.33%          0.34%
Ratio of net investment
  income to average net
  assets ...........................         1.30%           1.08%           0.87%          1.05%          1.23%
Portfolio turnover rate ............            8%              3%             17%             5%             6%



                                                                 CLASS IB
                                     -----------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------------------
                                          2002          2001          2000         1999        1998
                                     ------------- ------------- ------------- ----------- -----------
Net asset value, beginning of
  year .............................   $  21.95      $  25.22       $ 29.50      $ 24.98    $ 19.73
                                       --------      --------       -------      -------    -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .............       0.18          0.20          0.16        0.21        0.22
 Net realized and unrealized
  gain (loss) on
  investments ......................      (5.09)        (3.26)        (3.11)       4.78        5.24
                                       --------      --------       -------      -------    -------
 Total from investment
  operations .......................      (4.91)        (3.06)        (2.95)       4.99        5.46
                                       --------      --------       -------      -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ................      (0.18)        (0.19)        (0.17)       (0.25)     (0.20)
 Distributions from realized
  gains ............................      (0.02)        (0.02)        (1.16)       (0.22)     (0.01)
                                       --------      --------       -------      -------    -------
 Total dividends and
  distributions ....................      (0.20)        (0.21)        (1.33)       (0.47)     (0.21)
                                       --------      --------       -------      -------    -------
Net asset value, end of year .......   $  16.84      $  21.95       $ 25.22      $ 29.50    $ 24.98
                                       ========      ========       =======      =======    =======
Total return .......................     (22.39)%      (12.15)%       (9.81)%      20.08%     27.74%
                                       ========      ========       =======      =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) ..........................   $860,185      $925,533      $928,578      $20,931    $   443
Ratio of expenses to average
  net assets .......................       0.57%         0.56%         0.57%        0.58%      0.59%
Ratio of net investment
  income to average net
  assets ...........................       1.05%         0.83%         0.58%        0.78%      0.98%
Portfolio turnover rate ............          8%            3%           17%           5%         6%



                       See Notes to Financial Statements.



106 Financial Highlights                                     EQ Advisors Trust

EQ/EVERGREEN OMEGA PORTFOLIO:






                                                                                    CLASS IA
                                                                               ------------------
                                                                                OCTOBER 2, 2002*
                                                                                       TO
                                                                                DECEMBER 31, 2002
                                                                               ------------------
Net asset value, beginning of period .........................................    $     5.98
                                                                                  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................................          0.01
 Net realized and unrealized gain (loss) on investments ......................          0.09
                                                                                  ----------
 Total from investment operations ............................................          0.10
                                                                                  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................             -
                                                                                  ----------
Net asset value, end of period ...............................................    $     6.08
                                                                                  ==========
Total return .................................................................          1.51%(b)
                                                                                  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................    $       50
Ratio of expenses to average net assets after waivers ........................          0.70%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          0.51%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.29%(a)
Ratio of net investment income (loss) to average net assets after waivers.....         (0.04)%(a)
Ratio of net investment income (loss) to average net assets after waivers
  and fees paid indirectly ...................................................          0.15%(a)
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................         (0.64)%(a)
Portfolio turnover rate ......................................................           177%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........................    $     0.01



                                                                                               CLASS IB
                                                                               -----------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                               -----------------------------------------
                                                                                    2002          2001          2000
                                                                               ------------- ------------- -------------
Net asset value, beginning of period .........................................   $    7.99     $    9.63     $   10.93
                                                                                 ---------     ---------     ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................................           -#        (0.02)         0.02
 Net realized and unrealized gain (loss) on investments ......................       (1.92)        (1.62)        (1.30)
                                                                                 ---------     ---------     ---------
 Total from investment operations ............................................       (1.92)        (1.64)        (1.28)
                                                                                 ---------     ---------     ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................           -            -#         (0.02)
                                                                                 ---------     ---------     ---------
Net asset value, end of period ...............................................   $    6.07     $    7.99     $    9.63
                                                                                 =========     =========     =========
Total return .................................................................      (24.03)%      (17.02)%      (11.66)%
                                                                                 =========     =========     =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................   $  25,146     $  13,506     $   8,676
Ratio of expenses to average net assets after waivers ........................        0.95%         0.95%         0.98%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................        0.76%        N/A           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................        1.54%         1.89%         1.76%
Ratio of net investment income (loss) to average net assets after waivers.....       (0.29)%       (0.29)%        0.31%
Ratio of net investment income (loss) to average net assets after waivers
  and fees paid indirectly ...................................................       (0.10)%       N/A           N/A
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................       (0.89)%       (1.23)%       (0.47)%
Portfolio turnover rate ......................................................         177%          227%          115%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........................   $    0.03     $    0.06     $    0.04



                                                                                CLASS IB
                                                                               -----------
                                                                               YEAR ENDED
                                                                                 DECEMBER
                                                                                   31,
                                                                               -----------
                                                                                 1999***
                                                                               -----------
Net asset value, beginning of period .........................................   $ 10.00
                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................................      0.04
 Net realized and unrealized gain (loss) on investments ......................      0.93
                                                                                 -------
 Total from investment operations ............................................      0.97
                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................     (0.04)
                                                                                 -------
Net asset value, end of period ...............................................   $ 10.93
                                                                                 =======
Total return .................................................................      9.70%
                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................   $ 4,818
Ratio of expenses to average net assets after waivers ........................      1.05%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................    N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................      2.86%
Ratio of net investment income (loss) to average net assets after waivers.....      0.63%
Ratio of net investment income (loss) to average net assets after waivers
  and fees paid indirectly ...................................................    N/A
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................     (1.18)%
Portfolio turnover rate ......................................................       148%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........................   $  0.11



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  107

EQ/FI MID CAP PORTFOLIO:






                                                                         CLASS IA               CLASS IB
                                                                    ------------------ ---------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                      MARCH 25, 2002*  ---------------------------
                                                                            TO
                                                                     DECEMBER 31, 2002      2002          2001
                                                                    ------------------ ------------- -------------
Net asset value, beginning of period ..............................   $      8.57        $   8.67      $  10.02
                                                                      -----------        --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........................................          0.01              -#          0.01
  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ..................................         (1.50)          (1.60)        (1.35)
                                                                      -----------        --------      --------
  Total from investment operations ................................         (1.49)          (1.60)        (1.34)
                                                                      -----------        --------      --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ............................             -#              -#        (0.01)
                                                                      -----------        --------      --------
Net asset value, end of period ....................................   $      7.08        $   7.07      $   8.67
                                                                      ===========        ========      ========
Total return ......................................................        (17.37)%(b)     (18.44)%      (13.42)%
                                                                      ===========        ========      ========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .................................   $       106        $279,947      $177,447
Ratio of expenses to average net assets after waivers .............          0.75%(a)        1.00%         1.00%
Ratio of expenses to average net assets after waivers and fees
  paid indirectly .................................................          0.66%(a)        0.91%        N/A
Ratio of expenses to average net assets before waivers and fees
  paid indirectly .................................................          0.83%(a)        1.08%         1.22%
Ratio of net investment income (loss) to average net assets after
  waivers .........................................................          0.02%(a)       (0.23)%        0.26%
Ratio of net investment income (loss) to average net assets after
  waivers and fees paid indirectly ................................          0.11%(a)       (0.14)%       N/A
Ratio of net investment income (loss) to average net assets before
  waivers and fees paid indirectly ................................         (0.06)%(a)      (0.31)%        0.04%
Portfolio turnover rate ...........................................           214%            214%          231%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment income (loss) ...............   $         -#       $      -#      $   0.01



                                                                         CLASS IB
                                                                    -------------------
                                                                     SEPTEMBER 1, 2000*
                                                                              TO
                                                                     DECEMBER 31, 2000
                                                                    -------------------
Net asset value, beginning of period ..............................      $  10.00
                                                                         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........................................          0.01
  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ..................................          0.03
                                                                         ---------
  Total from investment operations ................................          0.04
                                                                         ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ............................         (0.02)
                                                                         --------
Net asset value, end of period ....................................      $  10.02
                                                                         ========
Total return ......................................................          0.46%(b)
                                                                         ========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .................................      $ 45,790
Ratio of expenses to average net assets after waivers .............          1.00%(a)
Ratio of expenses to average net assets after waivers and fees
  paid indirectly .................................................         N/A
Ratio of expenses to average net assets before waivers and fees
  paid indirectly .................................................          1.23%(a)
Ratio of net investment income (loss) to average net assets after
  waivers .........................................................          1.17%(a)
Ratio of net investment income (loss) to average net assets after
  waivers and fees paid indirectly ................................         N/A
Ratio of net investment income (loss) to average net assets before
  waivers and fees paid indirectly ................................          0.94%(a)
Portfolio turnover rate ...........................................            42%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment income (loss) ...............      $      -



                       See Notes to Financial Statements.



108 Financial Highlights                                     EQ Advisors Trust

EQ/FI SMALL/MID CAP VALUE PORTFOLIO:





                                                                         CLASS IA
                                    ----------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,                        NOVEMBER 24,
                                    -----------------------------------------------------------        1998* TO
                                         2002         2001          2000             1999          DECEMBER 31, 1998
                                    ------------- ----------- ---------------- ---------------- ----------------------
Net asset value, beginning of
  period ..........................   $   11.61     $ 11.21      $   10.76        $   10.59         $     10.40
                                      ---------     -------      ---------        ---------         -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............        0.11       0.12            0.10             0.03                0.03
 Net realized and unrealized
  gain (loss) on
  investments .....................       (1.79)      0.36            0.48             0.19               0.23 +
                                      ---------     -------      ---------        ---------         -----------
 Total from investment
  operations ......................       (1.68)      0.48            0.58             0.22                0.26
                                      ---------     -------      ---------        ---------         -----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............       (0.08)      (0.08)         (0.13)           (0.05)              (0.06)
 Tax return of capital
  distributions ...................           -           -              -                -               (0.01)
                                      ---------     -------      ---------        ---------         -----------
 Total dividends and
  distributions ...................       (0.08)      (0.08)         (0.13)           (0.05)              (0.07)
                                      ---------     -------      ---------        ---------         -----------
Net asset value, end of period.....   $    9.85     $ 11.61      $   11.21        $   10.76         $     10.59
                                      =========     =======      =========        =========         ===========
Total return. .....................      (14.49)%      4.29%          5.48%            2.07%               2.63%(b)
                                      =========     =======      =========        =========         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) .........................   $  18,779     $18,087      $   7,269        $   2,339         $       747
Ratio of expenses to average
  net assets after waivers ........        0.85%       0.85%          0.82%(c)         0.75%(c)            0.75%(a)(c)
Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........        0.83%      N/A          N/A              N/A               N/A
Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........        0.85%       0.86%          0.87%(c)         0.84%(c)            0.92%(a)(c)
Ratio of net investment
  income to average net
  assets after waivers ............        1.00%       1.28%          1.42%(c)         0.40%(c)            0.72%(a)(c)
Ratio of net investment
  income to average net
  assets after waivers and
  fees paid indirectly ............        1.02%      N/A          N/A              N/A               N/A
Ratio of net investment
  income to average net
  assets before waivers and
  fees paid indirectly ............        1.00%       1.27%          1.37%(c)         0.32%(c)            0.55%(a)(c)
Portfolio turnover rate ...........          98%        106%           196%             192%                111%
Effect of voluntary expense
  limitation during the
  period:
 Per share benefit to net
 investment income ................   $       -     $     -#     $    0.01        $    0.01         $      0.17



                                                                        CLASS IB
                                    ------------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------
                                         2002         2001           2000             1999              1998
                                    ------------- ------------ ---------------- ---------------- -----------------
Net asset value, beginning of
  period ..........................   $  11.61      $ 11.22       $   10.78        $   10.61        $    11.85
                                      --------      -------       ---------        ---------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............       0.07         0.06            0.12             0.02              0.05
 Net realized and unrealized
  gain (loss) on
  investments .....................      (1.78)        0.39            0.43             0.17             (1.24)
                                      --------      -------       ---------        ---------        ----------
 Total from investment
  operations ......................      (1.71)        0.45            0.55             0.19             (1.19)
                                      --------      -------       ---------        ---------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............      (0.06)       (0.06)          (0.11)           (0.02)            (0.04)
 Tax return of capital
  distributions ...................          -            -               -                -             (0.01)
                                      --------      -------       ---------        ---------        ----------
 Total dividends and
  distributions ...................      (0.06)       (0.06)          (0.11)           (0.02)            (0.05)
                                      --------      -------       ---------        ---------        ----------
Net asset value, end of period.....   $   9.84      $ 11.61       $   11.22        $   10.78        $    10.61
                                      ========      =======       =========        =========        ==========
Total return. .....................     (14.77)%       4.04%           5.13%            1.80%           (10.02)%
                                      ========      =======       =========        =========        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) .........................   $646,958      $429,560      $ 153,232        $ 149,618        $  166,746
Ratio of expenses to average
  net assets after waivers ........       1.10%         1.10%          1.07%(c)         1.00%(c)          1.00%(c)
Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........       1.08%         N/A           N/A              N/A              N/A
Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........       1.10%         1.11%          1.12%(c)         1.09%(c)          1.17%(c)
Ratio of net investment
  income to average net
  assets after waivers ............       0.75%         1.03%          1.17%(c)         0.21%(c)          0.47%(c)
Ratio of net investment
  income to average net
  assets after waivers and
  fees paid indirectly ............       0.77%         N/A           N/A              N/A              N/A
Ratio of net investment
  income to average net
  assets before waivers and
  fees paid indirectly ............       0.75%         1.02%          1.12%(c)         0.12%(c)          0.30%(c)
Portfolio turnover rate ...........         98%          106%           196%             192%              111%
Effect of voluntary expense
  limitation during the
  period:
 Per share benefit to net
 investment income ................   $      -      $      -#     $       -        $    0.02        $     0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  109

EQ/HIGH YIELD PORTFOLIO(D)(E):






                                                                        CLASS IA
                                   -----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------
                                       2002         2001         2000         1999          1998
                                   ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  5.46      $  6.00      $  7.43      $  8.71       $ 10.41
                                     -------      -------      -------      -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      0.48         0.63         0.76         0.90          1.07
 Net realized and unrealized
  gain (loss) on
  investments ....................     (0.63)        (0.58)      (1.40)       (1.19)        (1.56)
                                     -------      --------     -------      -------       -------
 Total from investment
  operations .....................     (0.15)        0.05        (0.64)       (0.29)        (0.49)
                                     -------      --------     -------      -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............     (0.49)        (0.59)      (0.79)       (0.96)        (1.03)
 Distributions from realized
  gains ..........................         -             -           -        (0.01)        (0.18)
 Tax return of capital
  distributions ..................         -             -           -        (0.02)            -
                                     -------      --------     -------      -------       -------
 Total dividends and
  distributions ..................     (0.49)        (0.59)      (0.79)       (0.99)        (1.21)
                                     -------      --------     -------      -------       -------
Net asset value, end of year .....   $  4.82      $  5.46      $  6.00      $  7.43       $  8.71
                                     =======      ========     =======      =======       =======
Total return .....................     (2.72)%        0.89%      (8.65)%      (3.35)%       (5.15)%
                                     =======      ========     =======      =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) ........................   $234,361     $254,910     $263,012     $336,292      $405,308
Ratio of expenses to average
  net assets .....................      0.69%         0.67%       0.67%        0.63%         0.63%
Ratio of net investment
  income to average net
  assets .........................      9.21%        10.15%      10.54%       10.53%        10.67%
Portfolio turnover rate ..........       141%           88%         87%         178%          181%



                                                                        CLASS IB
                                   -----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------
                                       2002         2001         2000         1999          1998
                                   ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  5.43      $  5.97      $  7.40      $  8.69       $ 10.39
                                     -------      -------      -------      -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      0.47         0.58         0.74         0.87          1.04
 Net realized and unrealized
  gain (loss) on
  investments ....................     (0.63)        (0.54)      (1.40)       (1.18)        (1.56)
                                     -------      --------     -------      -------       -------
 Total from investment
  operations .....................     (0.16)        0.04        (0.66)       (0.31)        (0.52)
                                     -------      --------     -------      -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............     (0.48)        (0.58)      (0.77)       (0.95)        (1.00)
 Distributions from realized
  gains ..........................         -             -           -        (0.01)        (0.18)
 Tax return of capital
  distributions ..................         -             -           -        (0.02)            -
                                     -------      --------     -------      -------       -------
 Total dividends and
  distributions ..................     (0.48)        (0.58)      (0.77)       (0.98)        (1.18)
                                     -------      --------     -------      -------       -------
Net asset value, end of year .....   $  4.79      $  5.43      $  5.97      $  7.40       $  8.69
                                     =======      ========     =======      =======       =======
Total return .....................     (2.96)%        0.66%      (8.90)%      (3.58)%       (5.38)%
                                     =======      ========     =======      =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) ........................   $330,804     $285,484     $230,916     $230,290      $207,042
Ratio of expenses to average
  net assets .....................      0.94%         0.92%       0.92%        0.88%         0.88%
Ratio of net investment
  income to average net
  assets .........................      8.96%         9.97%      10.28%       10.25%        10.60%
Portfolio turnover rate ..........       141%           88%         87%         178%          181%



                       See Notes to Financial Statements.



110 Financial Highlights                                     EQ Advisors Trust

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO(E):






                                                                        CLASS IA
                                                                ------------------
                                                                  MARCH 25, 2002*
                                                                              TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................   $      8.64
                                                                  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.08
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................         (1.53)
                                                                  -----------
 Total from investment operations .............................         (1.45)
                                                                  -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.09)
 Distributions from realized gains ............................             -
                                                                  -----------
 Total dividends and distributions ............................         (0.09)
                                                                  -----------
Net asset value, end of period ................................   $      7.10
                                                                  ===========
Total return ..................................................        (16.82)%(b)
                                                                  ===========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .............................   $         4
Ratio of expenses to average net assets after waivers .........          0.67%(a)
Ratio of expenses to average net assets before waivers ........          0.67%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          1.34%(a)
Ratio of net investment income to average net assets before
  waivers .....................................................          1.34%(a)
Portfolio turnover rate .......................................            11%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $         -



                                                                                           CLASS IB
                                                                --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------------
                                                                     2002          2001            2000             1999
                                                                ------------- ------------- ----------------- ----------------
Net asset value, beginning of period ..........................   $    8.74     $   11.80      $    14.87        $   11.85
                                                                  ---------     ---------      ----------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................        0.09          0.09            0.11             0.10
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................       (1.65)        (3.09)          (2.72)            3.15
                                                                  ---------     ---------      ----------        ---------
 Total from investment operations .............................       (1.56)        (3.00)          (2.61)            3.25
                                                                  ---------     ---------      ----------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................       (0.08)        (0.03)          (0.01)           (0.12)
 Distributions from realized gains ............................           -         (0.03)          (0.45)           (0.11)
                                                                  ---------     ---------      ----------        ---------
 Total dividends and distributions ............................       (0.08)        (0.06)          (0.46)           (0.23)
                                                                  ---------     ---------      ----------        ---------
Net asset value, end of period ................................   $    7.10     $    8.74      $    11.80        $   14.87
                                                                  =========     =========      ==========        =========
Total return ..................................................      (17.87)%      (25.47)%        (17.63)%          27.50%
                                                                  =========     =========      ==========        =========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .............................   $  78,345     $  80,083      $   99,467        $  94,581
Ratio of expenses to average net assets after waivers .........        0.92%         1.01%           1.01%(c)         0.94%(c)
Ratio of expenses to average net assets before waivers ........        0.92%         1.01%           1.04%(c)         1.05%(c)
Ratio of net investment income to average net assets after
  waivers .....................................................        1.09%         0.88%           0.86%(c)         0.96%(c)
Ratio of net investment income to average net assets before
  waivers .....................................................        1.09%         0.88%           0.83%(c)         0.85%(c)
Portfolio turnover rate .......................................          11%            8%             12%               7%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $       -     $       -      $        -        $    0.03



                                                                        CLASS IB
                                                                ----------------
                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                                ----------------
                                                                          1998**
                                                                ----------------
Net asset value, beginning of period ..........................    $   10.00
                                                                   ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................         0.08
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................         1.92
                                                                   ---------
 Total from investment operations .............................         2.00
                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................        (0.15)
 Distributions from realized gains ............................            -
                                                                   ---------
 Total dividends and distributions ............................        (0.15)
                                                                   ---------
Net asset value, end of period ................................    $   11.85
                                                                   =========
Total return ..................................................        20.07%
                                                                   =========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .............................    $  48,075
Ratio of expenses to average net assets after waivers .........         0.84%(c)
Ratio of expenses to average net assets before waivers ........         1.49%(c)
Ratio of net investment income to average net assets after
  waivers .....................................................         1.11%(c)
Ratio of net investment income to average net assets before
  waivers .....................................................         0.46%(c)
Portfolio turnover rate .......................................            3%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................    $    0.05



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  111

EQ/JANUS LARGE CAP GROWTH PORTFOLIO:






                                                                                   CLASS IA               CLASS IB
                                                                              ------------------ ---------------------------
                                                                                                   YEAR ENDED DECEMBER 31,
                                                                                MARCH 25, 2002*  ---------------------------
                                                                                      TO
                                                                               DECEMBER 31, 2002      2002          2001
                                                                              ------------------ ------------- -------------
Net asset value, beginning of period ........................................   $      6.22        $   6.49      $   8.42
                                                                                -----------        --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ...............................................             -#          (0.01)        (0.01)
 Net realized and unrealized loss on investments ............................         (1.69)          (1.96)        (1.92)
                                                                                -----------        --------      --------
 Total from investment operations ...........................................         (1.69)          (1.97)        (1.93)
                                                                                -----------        --------      --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......................................             -               -            -#
 Distributions from net realized gains ......................................             -               -            -#
                                                                                -----------        --------      --------
 Total dividends and distributions ..........................................             -               -             -
                                                                                -----------        --------      --------
Net asset value, end of period ..............................................   $      4.53        $   4.52      $   6.49
                                                                                ===========        ========      ========
Total return ................................................................        (27.17)%(b)     (30.35)%      (22.91)%
                                                                                ===========        ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........................................   $        72        $161,566      $163,096
Ratio of expenses to average net assets after waivers .......................          0.90%(a)        1.15%         1.15%
Ratio of expenses to average net assets before waivers ......................          1.01%(a)        1.26%         1.29%
Ratio of net investment income (loss) to average net assets after waivers ...          0.03%(a)       (0.22)%       (0.27)%
Ratio of net investment income (loss) to average net assets before waivers ..         (0.08)%(a)      (0.33)%       (0.41)%
Portfolio turnover rate .....................................................            45%             45%           27%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ..........................   $         -#       $   0.01      $   0.01



                                                                                   CLASS IB
                                                                              -------------------
                                                                               SEPTEMBER 1, 2000*
                                                                                       TO
                                                                               DECEMBER 31, 2000
                                                                              -------------------
Net asset value, beginning of period ........................................    $     10.00
                                                                                 -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ...............................................              -
 Net realized and unrealized loss on investments ............................          (1.57)
                                                                                 -----------
 Total from investment operations ...........................................          (1.57)
                                                                                 -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......................................          (0.01)
 Distributions from net realized gains ......................................              -#
                                                                                 -----------
 Total dividends and distributions ..........................................          (0.01)
                                                                                 -----------
Net asset value, end of period ..............................................    $      8.42
                                                                                 ===========
Total return ................................................................         (15.70)%(b)
                                                                                 ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........................................    $    55,402
Ratio of expenses to average net assets after waivers .......................           1.15%(a)
Ratio of expenses to average net assets before waivers ......................           1.37%(a)
Ratio of net investment income (loss) to average net assets after waivers ...           0.65%(a)
Ratio of net investment income (loss) to average net assets before waivers ..           0.43%(a)
Portfolio turnover rate .....................................................              0%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ..........................    $         -#



                       See Notes to Financial Statements.



112 Financial Highlights                                     EQ Advisors Trust

EQ/J.P. MORGAN CORE BOND PORTFOLIO:






                                                                        CLASS IA
                                                                ------------------
                                                                  MARCH 25, 2002*
                                                                              TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $   10.77
                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.41
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          0.61
                                                                    ---------
 Total from investment operations .............................          1.02
                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.43)
 Distributions from realized gains ............................         (0.17)
                                                                    ---------
 Total dividends and distributions ............................         (0.60)
                                                                    ---------
Net asset value, end of period ................................     $   11.19
                                                                    =========
Total return ..................................................          9.53%(b)
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $     131
Ratio of expenses to average net assets after waivers .........          0.55%(a)
Ratio of expenses to average net assets before waivers ........          0.55%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          4.77%(a)
Ratio of net investment income to average net assets before
  waivers .....................................................          4.77%(a)
Portfolio turnover rate .......................................           166%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................     $       -



                                                                                            CLASS IB
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                    2002         2001         2000          1999        1998**
                                                                ------------ ------------ ------------ ------------- -----------
Net asset value, beginning of period ..........................   $ 10.76      $ 10.51      $  9.92       $ 10.57     $ 10.00
                                                                  -------      -------      -------       -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................      0.40         0.46         0.54          0.49        0.21
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................      0.61         0.45         0.61         (0.66)       0.70
                                                                  -------      -------      -------       -------     --------
 Total from investment operations .............................      1.01         0.91         1.15         (0.17)       0.91
                                                                  -------      -------      -------       -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................     (0.41)       (0.46)       (0.56)        (0.48)       (0.22)
 Distributions from realized gains ............................     (0.17)       (0.20)           -             -        (0.12)
                                                                  -------      -------      -------       -------     --------
 Total dividends and distributions ............................     (0.58)       (0.66)       (0.56)        (0.48)       (0.34)
                                                                  -------      -------      -------       -------     --------
Net asset value, end of period ................................   $ 11.19      $ 10.76      $ 10.51       $  9.92     $  10.57
                                                                  =======      =======      =======       =======     ========
Total return ..................................................      9.52%        7.95%       11.55%        (1.64)%       9.02%
                                                                  =======      =======      =======       =======     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $768,461     $429,056     $233,916      $156,581    $103,326
Ratio of expenses to average net assets after waivers .........       0.80%        0.80%        0.80%        0.80%        0.80%
Ratio of expenses to average net assets before waivers ........       0.80%        0.81%        0.81%        0.89%        1.03%
Ratio of net investment income to average net assets after
  waivers .....................................................       4.52%        5.18%        5.92%        5.53%        4.95%
Ratio of net investment income to average net assets before
  waivers .....................................................       4.52%        5.17%        5.91%        5.44%        4.72%
Portfolio turnover rate .......................................        166%         211%         185%         233%         428%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -     $      -#    $      -      $  0.01     $  0.01



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  113

EQ/LAZARD SMALL CAP VALUE PORTFOLIO:






                                                                        CLASS IA
                                                                ------------------
                                                                 OCTOBER 2, 2002*
                                                                         TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $    9.25
                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          0.53
                                                                    ---------
 Total from investment operations .............................          0.55
                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.04)
 Distributions from realized gains ............................             -
                                                                    ---------
 Total dividends and distributions ............................         (0.04)
                                                                    ---------
Net asset value, end of period ................................     $    9.76
                                                                    =========
Total return ..................................................          5.97%(b)
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $      57
Ratio of expenses to average net assets after waivers .........          0.85%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................          0.81%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          0.86%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          0.64%(a)
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          0.68%(a)
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          0.63%(a)
Portfolio turnover rate .......................................            86%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................     $       -#



                                                                                           CLASS IB
                                                                ---------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------------------
                                                                     2002         2001         2000         1999       1998**
                                                                ------------- ------------ ------------ ----------- -----------
Net asset value, beginning of period ..........................   $  11.52      $ 10.76      $  9.32      $ 9.27     $ 10.00
                                                                  --------      -------      -------      ------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       0.03         0.05         0.03        0.04        0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................      (1.61)        1.82         1.68        0.11       (0.72)
                                                                  --------      -------      -------      ------     -------
 Total from investment operations .............................      (1.58)        1.87         1.71        0.15       (0.70)
                                                                  --------      -------      -------      ------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................      (0.02)       (0.04)       (0.02)      (0.04)      (0.03)
 Distributions from realized gains ............................      (0.15)       (1.07)       (0.25)      (0.06)          -
                                                                  --------      -------      -------     -------     -------
 Total dividends and distributions ............................      (0.17)       (1.11)       (0.27)      (0.10)      (0.03)
                                                                  --------      -------      -------     -------     -------
Net asset value, end of period ................................   $   9.77      $ 11.52      $ 10.76     $  9.32     $  9.27
                                                                  ========      ========     =======     =======     =======
Total return ..................................................     (13.87)%       17.74%      18.56%       1.66%      (7.03)%
                                                                  ========      ========     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $298,035      $175,167     $107,433     $72,607     $51,046
Ratio of expenses to average net assets after waivers .........       1.10%         1.10%        1.12%       1.20%       1.20%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       1.06%       N/A          N/A          N/A        N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       1.11%         1.13%        1.15%       1.30%       1.54%
Ratio of net investment income to average net assets after
  waivers .....................................................       0.39%         0.54%        0.31%       0.48%       0.52%
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       0.43%       N/A          N/A          N/A        N/A
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       0.38%         0.51%        0.28%       0.39%       0.18%
Portfolio turnover rate .......................................         86%           91%          69%         48%         21%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -#     $      -#    $      -     $  0.01     $  0.02



                       See Notes to Financial Statements.



114 Financial Highlights                                     EQ Advisors Trust

EQ/MARSICO FOCUS PORTFOLIO:






                                                                                     CLASS IA
                                                                               -------------------
                                                                                 OCTOBER 2, 2002*
                                                                                        TO
                                                                                DECEMBER 31, 2002
                                                                               -------------------
Net asset value, beginning of period .........................................    $    10.43
                                                                                  ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............................................             -#
  Net realized and unrealized gain (loss) ....................................
  on investments and foreign currency transactions ...........................         (0.36)
                                                                                  ----------
  Total from investment operations ...........................................         (0.36)
                                                                                  ----------
  LESS DISTRIBUTIONS:
  Distributions from realized gains ..........................................             -
                                                                                  ----------
Net asset value, end of period ...............................................    $    10.07
                                                                                  ==========
Total return .................................................................         (3.45)%(b)
                                                                                  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................    $       77
Ratio of expenses to average net assets after waivers ........................          0.90%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          0.85%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.08%(a)
Ratio of net investment loss to average net assets after waivers .............         (0.11)%(a)
Ratio of net investment loss to average net assets after waivers and fees
  paid indirectly ............................................................         (0.06)%(a)
Ratio of net investment loss to average net assets before waivers and fees
  paid indirectly ............................................................         (0.29)%(a)
Portfolio turnover rate. .....................................................           140%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment loss ...................................    $        -#



                                                                                              CLASS IB
                                                                               --------------------------------------
                                                                                                    AUGUST 31, 2001*
                                                                                    YEAR ENDED             TO
                                                                                DECEMBER 31, 2002   DECEMBER 31, 2001
                                                                               ------------------- ------------------
Net asset value, beginning of period .........................................      $  11.39          $    10.00
                                                                                    --------          ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............................................         (0.01)                  -#
  Net realized and unrealized gain (loss) ....................................
  on investments and foreign currency transactions ...........................         (1.30)               1.39
                                                                                    --------          ----------
  Total from investment operations ...........................................         (1.31)               1.39
                                                                                    --------          ----------
  LESS DISTRIBUTIONS:
  Distributions from realized gains ..........................................         (0.01)                  -
                                                                                    --------          ----------
Net asset value, end of period ...............................................      $  10.07          $    11.39
                                                                                    ========          ==========
Total return .................................................................        (11.51)%             13.90%(b)
                                                                                    ========          ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................      $ 203,596         $    9,292
Ratio of expenses to average net assets after waivers ........................          1.15%               1.15%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          1.10%           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.33%               3.59%(a)
Ratio of net investment loss to average net assets after waivers .............         (0.36)%             (0.13)%(a)
Ratio of net investment loss to average net assets after waivers and fees
  paid indirectly ............................................................         (0.31)%          N/A
Ratio of net investment loss to average net assets before waivers and fees
  paid indirectly ............................................................         (0.54)%             (2.57)%(a)
Portfolio turnover rate. .....................................................           140%                 22%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment loss ...................................      $   0.02          $        -



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  115

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO:





                                                                        CLASS IA
                                                                ------------------
                                                                 OCTOBER 2, 2002*
                                                                              TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $   10.10
                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.04
 Net realized and unrealized gain (loss) on investments .......          1.24
                                                                    ---------
 Total from investment operations .............................          1.28
                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.11)
 Distributions from realized gains ............................             -
                                                                    ---------
 Total dividends and distributions ............................         (0.11)
                                                                    ---------
Net asset value, end of period ................................     $   11.27
                                                                    =========
Total return ..................................................         12.54%(b)
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $      71
Ratio of expenses to average net assets after waivers .........          0.70%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly. .......................................          0.69%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          0.70%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          0.97%(a)
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          0.98%(a)
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          0.97%(a)
Portfolio turnover rate .......................................            39%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................     $       -



                                                                                            CLASS IB
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                     2002         2001         2000         1999         1998
                                                                ------------- ------------ ------------ ------------ -----------
Net asset value, beginning of period ..........................   $  13.77      $ 13.85      $ 13.76      $ 12.36     $ 11.58
                                                                  --------      -------      -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       0.08         0.10         0.21         0.17        0.12
 Net realized and unrealized gain (loss) on investments .......      (2.35)        0.65         1.33         2.15        1.21
                                                                  --------      -------      -------      -------     -------
 Total from investment operations .............................      (2.27)        0.75         1.54         2.32        1.33
                                                                  --------      -------      -------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................      (0.08)       (0.10)       (0.21)       (0.18)      (0.12)
 Distributions from realized gains ............................      (0.13)       (0.73)       (1.24)       (0.74)      (0.43)
                                                                  --------      -------      -------      -------     -------
 Total dividends and distributions ............................      (0.21)       (0.83)       (1.45)       (0.92)      (0.55)
                                                                  --------      -------      -------      -------     -------
Net asset value, end of period ................................   $  11.29      $ 13.77      $ 13.85      $ 13.76     $ 12.36
                                                                  ========      =======      =======      =======     =======
Total return ..................................................     (16.68)%       5.49%       11.81%       19.00%      11.59%
                                                                  ========      =======      =======      =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $680,559      $613,150     $392,035     $300,467    $174,104
Ratio of expenses to average net assets after waivers .........       0.95%         0.95%        0.92%        0.85%       0.85%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly. .......................................       0.94%       N/A          N/A          N/A          N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       0.95%         0.95%        0.93%        0.96%       1.06%
Ratio of net investment income to average net assets after
  waivers .....................................................       0.72%         0.85%        1.56%        1.42%       1.41%
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       0.73%       N/A          N/A          N/A          N/A
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       0.72%         0.85%        1.55%        1.31%       1.20%
Portfolio turnover rate .......................................         39%           64%          81%          71%         83%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -      $      -#    $      -     $  0.01     $  0.02



                       See Notes to Financial Statements.



116 Financial Highlights                                     EQ Advisors Trust

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO:






                                                                         CLASS IA
                                    -----------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,                      NOVEMBER 24, 1998*
                                    ----------------------------------------------------------            TO
                                         2002          2001          2000           1999           DECEMBER 31, 1998
                                    ------------- ------------- ------------- ---------------- ------------------------
Net asset value, beginning of
  period ..........................   $   13.82     $   20.91     $   27.40      $   16.04          $     14.18
                                      ---------     ---------     ---------      ---------          -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................       (0.02)         0.07          0.04           0.01                    -
 Net realized and unrealized
  gain (loss) on
  investments .....................       (4.70)        (7.16)        (5.13)         11.83                 1.86
                                      ---------     ---------     ---------      ---------          -----------
 Total from investment
  operations ......................       (4.72)        (7.09)        (5.09)         11.84                 1.86
                                      ---------     ---------     ---------      ---------          -----------
 LESS DISTRIBUTIONS:
 Distributions from realized
  gains ...........................           -             -#        (1.40)         (0.48)                   -
                                      ---------     ---------     ---------      ---------          -----------
Net asset value, end of period.....   $    9.10     $   13.82     $   20.91      $   27.40          $     16.04
                                      =========     =========     =========      =========          ===========
Total return ......................      (34.15)%      (33.89)%      (18.56)%        74.43%               13.12%(b)
                                      =========     =========     =========      =========          ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) .........................   $  22,611     $  43,918     $  72,889      $  46,248          $     5,978
Ratio of expenses to average
  net assets after waivers ........     N/A           N/A              0.70%          0.60%(c)             0.60%(a)(c)
Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........        0.72%      N/A           N/A            N/A                N/A
Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........        0.73%         0.72%         0.70%          0.70%(c)             0.79%(a)(c)
Ratio of net investment
  income (loss) to average
  net assets after waivers ........     N/A           N/A              0.15%          0.09%(c)           ( 0.05)%(a)(c)
Ratio of net investment
  income (loss) to average
  net assets after waivers
  and fees paid indirectly ........       (0.16)%     N/A           N/A            N/A                N/A
Ratio of net investment
  income (loss) to average
  net assets before waivers
  and fees paid indirectly ........       (0.17)%        0.02%         0.14%          0.01%(c)           ( 0.24)%(a)(c)
Portfolio turnover rate ...........         110%          278%          203%           184%                  79%
Effect of voluntary expense
  limitation during the
  period:
Per share benefit to net
  investment income ...............   $       -     $       -     $       -      $    0.01          $         -



                                                                         CLASS IB
                                    ----------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------
                                         2002           2001            2000             1999              1998
                                    ------------- --------------- --------------- ----------------- ------------------
Net asset value, beginning of
  period ..........................   $  13.70       $   20.78       $   27.33       $   16.04         $    11.92
                                      --------       ---------       ---------       ---------         ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................      (0.05)          (0.04)          (0.02)          (0.02)             (0.03)
 Net realized and unrealized
  gain (loss) on
  investments .....................      (4.65)          (7.04)          (5.13)          11.79               4.15
                                      --------       ---------       ---------       ---------         ----------
 Total from investment
  operations ......................      (4.70)          (7.08)          (5.15)          11.77               4.12
                                      --------       ---------       ---------       ---------         ----------
 LESS DISTRIBUTIONS:
 Distributions from realized
  gains ...........................          -               -#          (1.40)          (0.48)                 -
                                      --------       ---------       ---------       ---------         ----------
Net asset value, end of period.....   $   9.00       $   13.70       $   20.78       $   27.33         $    16.04
                                      ========       =========       =========       =========         ==========
Total return ......................     (34.31)%        (34.06)%        (18.83)%         73.62%             34.57%
                                      ========       =========       =========       =========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) .........................   $758,033      $1,363,276      $2,142,512      $1,665,635        $  461,307
Ratio of expenses to average
  net assets after waivers ........         N/A            N/A            0.95%           0.85%(c)           0.85%(c)
Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........       0.97%            N/A             N/A             N/A               N/A
Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........       0.98%           0.97%           0.95%           0.95%(c)           1.04%(c)
Ratio of net investment
  income (loss) to average
  net assets after waivers ........         N/A            N/A           (0.11)%         (0.16)%(c)         (0.30)%(c)
Ratio of net investment
  income (loss) to average
  net assets after waivers
  and fees paid indirectly ........      (0.41)%           N/A             N/A             N/A               N/A
Ratio of net investment
  income (loss) to average
  net assets before waivers
  and fees paid indirectly ........      (0.42)%         (0.23)%         (0.11)%         (0.26)%(c)         (0.49)%(c)
Portfolio turnover rate ...........        110%            278%            203%            184%                79%
Effect of voluntary expense
  limitation during the
  period:
Per share benefit to net
  investment income ...............   $      -       $       -       $       -       $    0.01         $     0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  117

EQ/MFS INVESTORS TRUST PORTFOLIO:






                                                                                 CLASS IA
                                                                            ------------------
                                                                              MARCH 25, 2002*
                                                                                    TO
                                                                             DECEMBER 31, 2002
                                                                            ------------------
Net asset value, beginning of period ......................................   $      8.89
                                                                              -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          0.05
 Net realized and unrealized gain (loss) on investments ...................         (1.84)
                                                                              -----------
 Total from investment operations .........................................         (1.79)
                                                                              -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................         (0.06)
                                                                              -----------
Net asset value, end of period ............................................   $      7.04
                                                                              ===========
Total return ..............................................................        (20.11)%(b)
                                                                              ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $        79
Ratio of expenses to average net assets after waivers .....................          0.70%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................          0.69%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          0.71%(a)
Ratio of net investment income to average net assets after waivers ........          0.77%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................          0.78%(a)
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................          0.76%(a)
Portfolio turnover rate ...................................................            70%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $         -#



                                                                                                  CLASS IB
                                                                            -----------------------------------------------------
                                                                                           YEAR ENDED DECEMBER 31,
                                                                            -----------------------------------------------------
                                                                                 2002          2001          2000       1999***
                                                                            ------------- ------------- ------------- -----------
Net asset value, beginning of period ......................................   $   8.97      $  10.72       $ 10.84     $  10.00
                                                                              --------      --------       -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................       0.04          0.04          0.04         0.04
 Net realized and unrealized gain (loss) on investments ...................      (1.93)        (1.75)        (0.12)        0.84
                                                                              --------      --------       -------     --------
 Total from investment operations .........................................      (1.89)        (1.71)        (0.08)        0.88
                                                                              --------      --------       -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................      (0.04)        (0.04)        (0.04)       (0.04)
                                                                              --------      --------       -------     --------
Net asset value, end of period ............................................   $   7.04      $   8.97       $ 10.72     $  10.84
                                                                              ========      ========       =======     ========
Total return ..............................................................     (21.04)%      (15.97)%       (0.77)%       8.76%
                                                                              ========      ========       =======     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $201,141      $244,038       $223,078    $109,828
Ratio of expenses to average net assets after waivers .....................       0.95%         0.95%         0.93%        0.85%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       0.94%       N/A           N/A           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................       0.96%         0.97%         0.96%        1.16%
Ratio of net investment income to average net assets after waivers ........       0.52%         0.48%         0.45%        0.80%
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       0.53%       N/A           N/A           N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................       0.51%         0.46%         0.42%        0.49%
Portfolio turnover rate ...................................................         70%           84%           65%          64%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $      -#     $      -#       $     -     $  0.01



                       See Notes to Financial Statements.



118 Financial Highlights                                     EQ Advisors Trust

EQ/MONEY MARKET PORTFOLIO(D):






                                                                        CLASS IA
                                    ----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------
                                        2002         2001         2000         1999         1998
                                    ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
  year ............................   $ 10.37      $ 10.33      $ 10.28      $ 10.22      $ 10.18
                                      -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.16         0.39         0.64         0.51         0.53
 Net realized and unrealized
  gain (loss) on
  investments .....................         -#           -+           -            -            -
                                      -------      -------      -------      -------      -------
 Total from investment
  operations ......................      0.16         0.39         0.64         0.51         0.53
                                      -------      -------      -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............     (0.15)       (0.35)       (0.59)       (0.45)      ( 0.49)
                                      -------      -------      -------      -------      -------
Net asset value, end of year ......   $ 10.38      $ 10.37      $ 10.33      $ 10.28      $ 10.22
                                      =======      =======      =======      =======      =======
Total return ......................      1.54%       3.82%         6.24%        4.96%        5.34%
                                      =======      =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) .........................  $834,792     $860,719     $893,097     $883,988     $723,311
Ratio of expenses to average
  net assets ......................      0.39%        0.40%        0.40%        0.37%        0.37%
Ratio of net investment
  income to average net
  assets ..........................      1.48%        3.80%        6.02%        4.91%        5.13%



                                                                CLASS IB
                                    -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------------------
                                         2002           2001          2000         1999         1998
                                    -------------- -------------- ------------ ------------ -----------
Net asset value, beginning of
  year ............................   $   10.32      $   10.28      $ 10.25      $ 10.21     $ 10.17
                                      ---------      ---------      -------      -------     --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............        0.12           0.31         0.61         0.49        0.49
 Net realized and unrealized
  gain (loss) on
  investments .....................        0.01           0.06+       (0.01)       (0.01)       0.02
                                      ---------      ---------      -------      -------     -------
 Total from investment
  operations ......................        0.13           0.37         0.60         0.48        0.51
                                      ---------      ---------      -------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............       (0.13)         (0.33)       (0.57)       (0.44)      (0.47)
                                      ---------      ---------      -------      -------     -------
Net asset value, end of year ......   $   10.32      $   10.32      $ 10.28      $ 10.25     $ 10.21
                                      =========      =========      =======      =======     =======
Total return ......................        1.21%          3.63%        5.99%        4.71%       5.08%
                                      =========      =========      =======      =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) .........................  $1,209,341     $1,155,159     $677,333     $559,713    $386,718
Ratio of expenses to average
  net assets ......................        0.64%          0.65%        0.65%        0.62%       0.62%
Ratio of net investment
  income to average net
  assets ..........................        1.23%          3.38%        5.78%        4.68%       4.82%



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  119

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:






                                                                        CLASS IA
                                                                ------------------
                                                                 OCTOBER 2, 2002*
                                                                              TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $    8.41
                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          0.68
                                                                    ---------
 Total from investment operations .............................          0.72
                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income. ........................         (0.16)
 Distributions from realized gains ............................             -
                                                                    ---------
 Total dividends and distributions ............................         (0.16)
                                                                    ---------
Net asset value, end of period ................................     $    8.97
                                                                    =========
Total return ..................................................          8.55%(b)
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $      53
Ratio of expenses to average net assets after waivers .........          0.70%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................          0.69%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          0.70%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          1.54%(a)
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          1.55%(a)
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          1.54%(a)
Portfolio turnover rate .......................................            42%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................     $       -



                                                                                             CLASS IB
                                                                ------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                     2002          2001         2000          1999         1998
                                                                ------------- ------------- ------------ ------------- -----------
Net asset value, beginning of period ..........................   $  11.28       $ 12.22      $ 11.56       $ 12.77     $  11.52
                                                                  --------       -------      -------       -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       0.13          0.11         0.12          0.16         0.11
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................      (2.28)        (0.94)        0.66         (0.34)        1.35
                                                                  --------       -------      -------       -------     --------
 Total from investment operations .............................      (2.15)        (0.83)        0.78         (0.18)        1.46
                                                                  --------       -------      -------       -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income. ........................      (0.14)        (0.11)       (0.12)        (0.16)       (0.11)
 Distributions from realized gains ............................          -             -            -         (0.87)       (0.10)
                                                                  --------       -------      -------       -------     --------
 Total dividends and distributions ............................      (0.14)        (0.11)       (0.12)        (1.03)       (0.21)
                                                                  --------       -------      -------       -------     --------
Net asset value, end of period ................................   $   8.99       $ 11.28      $ 12.22       $ 11.56     $  12.77
                                                                  ========       =======      ========      =======     ========
Total return ..................................................     (19.07)%       (6.73)%        6.69%       (1.27)%      12.75%
                                                                  ========       =======      ========      =======     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $470,799       $589,382     $564,610      $544,271    $460,744
Ratio of expenses to average net assets after waivers .........       0.95%         0.95%         0.92%        0.85%        0.85%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       0.94%       N/A           N/A          N/A           N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       0.95%         0.95%         0.92%        0.95%        1.04%
Ratio of net investment income to average net assets after
  waivers .....................................................       1.29%         1.01%         1.05%        1.29%        1.30%
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       1.30%       N/A           N/A          N/A           N/A
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       1.29%         1.01%         1.05%        1.19%        1.11%
Portfolio turnover rate .......................................         42%           89%           87%          77%          74%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -#      $     -#     $      -      $  0.01     $   0.02



                       See Notes to Financial Statements.



120 Financial Highlights                                     EQ Advisors Trust

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO(L):






                                                                        CLASS IA
                                                                ------------------
                                                                  MARCH 25, 2002*
                                                                       TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................   $     10.52
                                                                  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.07
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions. ..............................         (1.85)
                                                                  -----------
 Total from investment operations .............................         (1.78)
                                                                  -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.08)
 Distributions from realized gains ............................             -
                                                                  -----------
 Total dividends and distributions ............................         (0.08)
Net asset value, end of period ................................   $      8.66
                                                                  ===========
Total return ..................................................        (16.90)%(b)
                                                                  ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $       108
Ratio of expenses to average net assets after waivers .........          1.00%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................          0.99%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          1.05%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          1.00%(a)
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          1.01%(a)
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          0.95%(a)
Portfolio turnover rate .......................................            55%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $         -#



                                                                                             CLASS IB
                                                                ------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                     2002          2001          2000         1999         1998
                                                                ------------- ------------- ------------- ------------ -----------
Net asset value, beginning of period ..........................   $  10.46      $  13.44      $  19.35      $ 13.01     $ 10.89
                                                                  --------      --------      --------      -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       0.06          0.08          0.27         0.07        0.05
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions. ..............................      (1.80)        (2.98)        (2.71)        7.69        2.07
                                                                  --------      --------      --------      -------     -------
 Total from investment operations .............................      (1.74)        (2.90)        (2.44)        7.76        2.12
                                                                  --------      --------      --------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................      (0.06)        (0.06)        (0.19)        (0.35)         -
 Distributions from realized gains ............................          -         (0.02)        (3.28)        (1.07)         -
                                                                  --------      --------      --------      --------    -------
 Total dividends and distributions ............................      (0.06)        (0.08)        (3.47)        (1.42)         -
Net asset value, end of period ................................   $   8.66      $  10.46      $  13.44      $  19.35    $ 13.01
                                                                  ========      ========      ========      ========    =======
Total return ..................................................     (16.61)%      (21.55)%      (12.33)%       60.24%     19.51%
                                                                  ========      ========      ========      ========    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $454,735      $299,090      $357,232      $299,159   $143,721
Ratio of expenses to average net assets after waivers .........       1.25%         1.25%         1.23%         1.20%      1.20%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       1.24%       N/A           N/A           N/A          N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       1.30%         1.39%         1.27%         1.26%      1.46%
Ratio of net investment income to average net assets after
  waivers .....................................................       0.75%         0.66%         1.01%         0.54%      0.64%
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       0.76%       N/A           N/A           N/A          N/A
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       0.70%         0.52%         0.98%         0.48%      0.38%
Portfolio turnover rate .......................................         55%           76%          112%          119%        94%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -#     $   0.02      $   0.01      $  0.01     $  0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  121

EQ/PUTNAM VOYAGER PORTFOLIO:






                                                                     CLASS IA
                                                               ------------------
                                                                OCTOBER 2, 2002*
                                                                              TO
                                                                DECEMBER 31, 2002
                                                               ------------------
Net asset value, beginning of period .........................     $    9.28
                                                                   ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................          0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................          0.31
                                                                   ---------
 Total from investment operations ............................          0.32
                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................         (0.04)
 Distributions from realized gains ...........................             -
                                                                   ---------
 Total dividends and distributions ...........................         (0.04)
                                                                   ---------
Net asset value, end of period ...............................     $    9.56
                                                                   =========
Total return .................................................          3.46%(b)
                                                                   =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................     $      51
Ratio of expenses to average net assets after waivers ........          0.70%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................          0.67%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................          0.77%(a)
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................          0.33%(a)
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................          0.36%(a)
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................          0.26%(a)
Portfolio turnover rate ......................................           147%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........     $       -#



                                                                                      CLASS IB
                                                               -------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------
                                                                    2002          2001          2000          1999
                                                               ------------- ------------- ------------- -------------
Net asset value, beginning of period .........................   $  13.03      $  17.24      $  21.41       $ 16.79
                                                                 --------      --------      --------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................       0.01             -#        (0.04)        (0.03)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................      (3.45)        (4.21)        (3.70)         5.09
                                                                 --------      --------      --------       -------
 Total from investment operations ............................      (3.44)        (4.21)        (3.74)         5.06
                                                                 --------      --------      --------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................      (0.01)            -             -             -
 Distributions from realized gains ...........................          -             -         (0.43)        (0.44)
                                                                 --------      --------      --------       -------
 Total dividends and distributions ...........................      (0.01)            -         (0.43)        (0.44)
                                                                 --------      --------      --------       -------
Net asset value, end of period ...............................   $   9.58      $  13.03      $  17.24       $ 21.41
                                                                 ========      ========      ========       =======
Total return .................................................     (26.39)%      (24.42)%      (17.79)%       30.24%
                                                                 ========      ========      ========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................   $199,462      $299,380      $397,968       $384,175
Ratio of expenses to average net assets after waivers ........       0.95%         0.95%         0.95%         0.93%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................       0.92%         N/A           N/A           N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................       1.02%         0.98%         0.97%         0.98%
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................       0.08%        (0.02)%       (0.25)%       (0.20)%
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................       0.11%         N/A           N/A           N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................       0.01%        (0.05)%       (0.23)%       (0.25)%
Portfolio turnover rate ......................................        147%           95%           81%           76%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........   $   0.01      $   0.01      $      -       $  0.01



                                                                  CLASS IB
                                                               -------------
                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                    1998
                                                               -------------
Net asset value, beginning of period .........................    $ 12.33
                                                                  -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................       0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................       4.46
                                                                  -------
 Total from investment operations ............................       4.47
                                                                  -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................      (0.01)
 Distributions from realized gains ...........................          -
                                                                  -------
 Total dividends and distributions ...........................      (0.01)
                                                                  -------
Net asset value, end of period ...............................    $ 16.79
                                                                  =======
Total return .................................................      36.27%
                                                                  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................    $175,015
Ratio of expenses to average net assets after waivers ........       0.85%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................     N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................       1.09%
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................       0.14%
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................     N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................      (0.10)%
Portfolio turnover rate ......................................         64%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........    $  0.02



                       See Notes to Financial Statements.



122 Financial Highlights                                     EQ Advisors Trust

EQ/SMALL COMPANY INDEX PORTFOLIO:






                                                                        CLASS IA
                                                                -------------------
                                                                  MARCH 25, 2002*
                                                                              TO
                                                                    DECEMBER 31,
                                                                            2002
                                                                -------------------
Net asset value, beginning of period ..........................    $      9.32
                                                                   -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................           0.05
 Net realized and unrealized gain (loss) on investments .......          (2.12)
                                                                   -----------
 Total from investment operations .............................          (2.07)
                                                                   -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................          (0.06)
 Distributions from realized gains ............................              -
                                                                   -----------
 Total dividends and distributions ............................          (0.06)
                                                                   -----------
Net asset value, end of period ................................    $      7.19
                                                                   ===========
Total return ..................................................         (22.23)%(b)
                                                                   ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $        87
Ratio of expenses to average net assets after waivers .........           0.60%(a)
Ratio of expenses to average net assets before waivers ........           0.60%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................           0.91%(a)
Ratio of net investment income to average net assets before
  waivers .....................................................           0.91%(a)
Portfolio turnover rate .......................................             29%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................    $         -



                                                                                          CLASS IB
                                                                -------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                     2002         2001        2000        1999       1998**
                                                                ------------- ----------- ----------- ----------- -----------
Net asset value, beginning of period ..........................   $    9.15     $ 9.03      $ 10.85     $  9.56     $ 10.00
                                                                  ---------     ------      -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................        0.04       0.06         0.09        0.09        0.07
 Net realized and unrealized gain (loss) on investments .......       (1.96)      0.13        (0.55)       1.85       (0.30)
                                                                  ---------     ------      -------     -------     -------
 Total from investment operations .............................       (1.92)      0.19        (0.46)       1.94       (0.23)
                                                                  ---------     ------      -------     -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................       (0.04)     (0.05)       (0.08)      (0.09)      (0.07)
 Distributions from realized gains ............................           -      (0.02)       (1.28)      (0.56)      (0.14)
                                                                  ---------     ------      -------     -------     -------
 Total dividends and distributions ............................       (0.04)     (0.07)       (1.36)      (0.65)      (0.21)
                                                                  ---------     ------      -------     -------     -------
Net asset value, end of period ................................   $    7.19     $ 9.15      $  9.03     $ 10.85     $  9.56
                                                                  =========     ======      =======     =======     =======
Total return ..................................................      (20.96)%     2.12%       (3.43)%     20.68%      (2.27)%
                                                                  =========     ======      =======     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $  99,391     $82,203     $72,747     $59,931     $32,609
Ratio of expenses to average net assets after waivers .........        0.85%       0.82%       0.75%       0.71%       0.60%
Ratio of expenses to average net assets before waivers ........        0.85%       0.82%       0.93%       1.20%       1.81%
Ratio of net investment income to average net assets after
  waivers .....................................................        0.66%       0.74%       0.73%       1.11%       1.18%
Ratio of net investment income to average net assets before
  waivers .....................................................        0.66%       0.73%       0.55%       0.62%      (0.03)%
Portfolio turnover rate .......................................          29%         36%         59%         59%         35%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $       -     $     -#    $  0.02     $  0.04     $  0.07



---------

*    Commencement of Operations

**   Commenced operations on January 1, 1998.

***  Commenced operations on January 1, 1999.

+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#    Per share amount is less than $0.01.

(a)  Annualized

(b)  Total return is not annualized.

(c) Reflects overall portfolio ratios for investment income and non- class specific expense.

(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.

(e) Net investment income and capital changes per share are based on monthly average shares outstanding.

(f) On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index PortfolioInformation prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.

(g) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Balanced Portfolio.

(h) On May 19, 2001, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.

(i) On November 22, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.




                       See Notes to Financial Statements.


EQ Advisors Trust                                    Financial Highlights  123

(j) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.

(k) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

(l) On April 26, 2002, this Portfolio received through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price International Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Putnam International Equity Portfolio.

(m) On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.

(n) On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.





                       See Notes to Financial Statements.


124 Financial Highlights                                     EQ Advisors Trust

--------------------------------------------------------------------------------

If you wish to know more, you will find additional information about the Trust and its Portfolios in the following documents, which are available, free of charge by calling our toll-free number at 1-800-528-0204:


ANNUAL AND SEMI-ANNUAL REPORTS

The Annual and Semi-Annual Reports include more information about the Trust's performance and are available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios' performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated May 1, 2003, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-888-292-4492.

You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust. You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File Number: 811-07953

EQ Advisors Trust(SM)

PROSPECTUS DATED MAY 1, 2003
--------------------------------------------------------------------------------


This Prospectus describes the thirty-four (34) Portfolios* offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.




             DOMESTIC PORTFOLIOS                      INTERNATIONAL STOCK PORTFOLIOS
-------------------------------------------   -----------------------------------------------
             EQ/Aggressive Stock                         EQ/Alliance International
          EQ/Alliance Common Stock                   EQ/Capital Guardian International
        EQ/Alliance Growth and Income                   EQ/Emerging Markets Equity
         EQ/Alliance Premier Growth                   EQ/International Equity Index**
        EQ/Alliance Small Cap Growth                  EQ/Putnam International Equity
           EQ/Alliance Technology
       EQ/Bernstein Diversified Value                     FIXED INCOME PORTFOLIOS
       EQ/Calvert Socially Responsible        -----------------------------------------------
        EQ/Capital Guardian Research          EQ/Alliance Intermediate Government Securities

       EQ/Capital Guardian U.S. Equity                   EQ/Alliance Quality Bond
             EQ/Equity 500 Index                             EQ/High Yield
             EQ/Evergreen Omega                          EQ/J.P. Morgan Core Bond
                EQ/FI Mid Cap                               EQ/Money Market
          EQ/FI Small/Mid Cap Value
          EQ/Janus Large Cap Growth                      BALANCED/HYBRID PORTFOLIO
          EQ/Lazard Small Cap Value           -----------------------------------------------
             EQ/Marsico Focus                                  EQ/Balanced
        EQ/Mercury Basic Value Equity
      EQ/MFS Emerging Growth Companies
           EQ/MFS Investors Trust
       EQ/Putnam Growth & Income Value
              EQ/Putnam Voyager
           EQ/Small Company Index



* Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.

** Subject to shareholder approval, we anticipate that the EQ/International Equity Index Portfolio (the "replaced portfolio") will be reorganized into the EQ/Alliance International Portfolio, on or about May 2, 2003. After the reorganization, the replaced portfolios will no longer be available.

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY PORTFOLIO'S SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Master-Class B

                                                               EQ Advisors Trust

Overview
--------------------------------------------------------------------------------

EQ ADVISORS TRUST


EQ Advisors Trust (the "Trust") is a family of thirty-four (34) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IB shares of each of the Trust's Portfolios. Each Portfolio is a diversified Portfolio, except for the EQ/Lazard Small Cap Value Portfolio, the EQ/Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio, which are non-diversified Portfolios. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview.


The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable"), other affiliated or unaffiliated insurance companies and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.


Equitable, through its AXA Funds Management Group unit (the "Manager"), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by one or more investment sub-advisers (the "Advisers"). Information regarding the Manager and the Advisers is included under "Management of the Trust" and "About the Investment Portfolios" in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the "Multi-Manager Order"). The Manager also may allocate a Portfolio's assets to additional Advisers subject to approval of the Trust's Board of Trustees. In such circumstances, shareholders would receive notice of such action.


An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.


2 Overview                                                   EQ Advisors Trust

Table of contents
--------------------------------------------------------------------------------





 1.  About the Investment Portfolios                      4
-----------------------------------------------------------
   DOMESTIC PORTFOLIOS                                    5
      EQ/Aggressive Stock                                 5
      EQ/Alliance Common Stock                            8
      EQ/Alliance Growth and Income                      10
      EQ/Alliance Premier Growth                         12
      EQ/Alliance Small Cap Growth                       14
      EQ/Alliance Technology                             16
      EQ/Bernstein Diversified Value                     18
      EQ/Calvert Socially Responsible                    20
      EQ/Capital Guardian Research                       23
      EQ/Capital Guardian U.S. Equity                    25
      EQ/Equity 500 Index                                27
      EQ/Evergreen Omega                                 29
      EQ/FI Mid Cap                                      31
      EQ/FI Small/Mid Cap Value                          33
      EQ/Janus Large Cap Growth                          35
      EQ/Lazard Small Cap Value                          37
      EQ/Marsico Focus                                   39
      EQ/Mercury Basic Value Equity                      41
      EQ/MFS Emerging Growth Companies                   43
      EQ/MFS Investors Trust                             45
      EQ/Putnam Growth & Income Value                    47
      EQ/Putnam Voyager                                  49
      EQ/Small Company Index                             51
   INTERNATIONAL STOCK PORTFOLIOS                        53
      EQ/Alliance International                          53
      EQ/Capital Guardian International                  56
      EQ/Emerging Markets Equity                         58
      EQ/International Equity Index                      60
      EQ/Putnam International Equity                     62
   FIXED INCOME PORTFOLIOS                               64
      EQ/Alliance Intermediate Government Securities     64
      EQ/Alliance Quality Bond                           67
      EQ/High Yield                                      69
      EQ/J.P. Morgan Core Bond                           72
      EQ/Money Market                                    74
   BALANCED/HYBRID PORTFOLIO                             76
      EQ/Balanced                                        76



 2. More Information on Principal Risks and
    Benchmarks                                           79
-----------------------------------------------------------
   Principal Risks                                       79
   Benchmarks                                            83

 3. Management of the Trust                              85
-----------------------------------------------------------
   The Trust                                             85
   The Manager                                           85
   Management Fees                                       85
   Expense Limitation Agreement                          86

 4. Fund Distribution Arrangements                       87
-----------------------------------------------------------

 5. Buying and Selling Shares                            88
-----------------------------------------------------------

 6. How Portfolio Shares are Priced                      89
-----------------------------------------------------------

 7. Dividends and Other Distributions and Tax
    Consequences Tax Consequences                        90
-----------------------------------------------------------

 8. Financial Highlights                                 91
-----------------------------------------------------------



EQ Advisors                                               Table of contents  3

1. About the investment portfolios
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective of a Portfolio is not a fundamental policy and may be changed without a shareholder vote.

Please note that:

o A fuller description of each of the principal risks and of the benchmarks is included in the section "More Information on Principal Risks and Benchmarks," which follows the description of each Portfolio in this section of the Prospectus.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.


4 About the investment portfolios                            EQ Advisors Trust

DOMESTIC PORTFOLIOS

EQ/AGGRESSIVE STOCK PORTFOLIO
INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.


THE INVESTMENT STRATEGY

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Manager has ultimate responsibility for the performance of the Portfolio and continuously monitors the performance and investment strategies of each of the Advisers.

Under normal circumstances, the Portfolio, as a whole, invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks. The Portfolio invests primarily in securities of large cap growth companies, although the Manager has designated that certain discrete portions of the Portfolio are to be invested primarily in the common stocks of companies of small or medium market capitalizations. Certain of the Advisers to the Portfolio may invest their allocated portions of the Portfolio in a relatively small number of intensively researched companies. The Portfolio will place an emphasis on identifying securities of companies whose above-average prospective earnings growth is not fully reflected, in the view of the Advisers, in current market valuations.

The Portfolio may also invest in companies in cyclical industries, emerging growth companies, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand), companies whose growth prospects are not recognized by the market and less widely known companies. For purposes of this Portfolio, emerging growth companies may include those that an Adviser believes are early in their life cycle but have the potential to become major enterprises and those whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

The Portfolio may invest up to 25% of its total assets in foreign securities and may also make use of various other investment strategies (e.g., investments in debt securities, making secured loans of its portfolio securities). The Portfolio may also use derivatives, including writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

When market or financial conditions warrant, or it appears that the Portfolio's investment objective will not be achieved primarily through investments in common stocks, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and options for hedging purposes. The Portfolio may also make temporary investments in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents, including high-quality money market instruments for liquidity or defensive purposes. Such investments could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Liquidity Risk

     o Multiple-Adviser Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Aggressive Stock Portfolio) managed by Alliance using the same investment objective for the Portfolio and an investment strategy of investing in small-mid cap companies. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Aggressive Stock Portfolio whose inception date is January 27, 1986. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked. Until May 1, 2000, Alliance Capital was the sole Adviser of the Portfolio. Since that date, it has employed multiple Advisers. Since the Manager may add to, dismiss or replace the Advisers in the Portfolio, the Portfolio's historical performance may cover periods when portions of the Portfolio were advised by different Advisers.


EQ Advisors Trust                           About the investment portfolios  5

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1993      16.5%
                               1994      -4.1%
                               1995      31.4%
                               1996      22.1%
                               1997      10.7%
                               1998       0.1%
                               1999     18.55%
                               2000    -13.35%
                               2001    -25.18%
                               2002    -28.86%
--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 25.99% (1998 4th Quarter)           (27.23)% (1998 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                     ONE YEAR        FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
 EQ/Aggressive Stock Portfolio
   - Class IB Shares              (28.86)%         (11.37)%         0.88%
--------------------------------------------------------------------------------
 Russell 3000 Growth
   Index**                        (28.03)%         ( 4.11)%         6.30%
--------------------------------------------------------------------------------


* For periods prior to the inception of Class IB Shares (October 2, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Aggressive Stock Portfolio                     Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.63%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.08%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.96%
--------------------------------------------------------------------------------



  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.91%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IB
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                             $   98
--------------------------------------------------------------------------------
 3 Years                                                            $  306
--------------------------------------------------------------------------------
 5 Years                                                            $  531
--------------------------------------------------------------------------------
 10 Years                                                           $1,178
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


In accordance with the Multi-Manager Order, the Manager may, among other things, select new or additional Advisers for the Portfolio. Currently, Alliance Capital Management L.P., Marsico Capital Management, LLC, MFS Investment Management and Provident Investment Counsel, Inc. have been selected by the Manager to serve as Advisers for this Portfolio. New or additional Advisers may be added in the future.


The Manager allocates the assets of the Portfolio and all daily cash inflows (share purchases) and outflows (redemptions and expense items) among the Advisers, subject to the oversight of the Board. The Manager reviews the asset allocation in the Portfolio on a periodic basis. The Manager may, subject to the oversight of the Board, reallocate assets from one Adviser to another when it would be in the best interest of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to other Adviser(s).


ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Until May 1, 2000, Alliance Capital was the exclusive Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.



Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit.



6 About the investment portfolios                            EQ Advisors Trust

MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico was added as an Adviser to the Portfolio on February 1, 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans.


     THOMAS F. MARSICO, and JAMES A. HILLARY are principally responsible for the day-to-day management of the Portfolio's assets allocated to Marsico. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager. Mr. Hillary is a portfolio manager and senior analyst with Marsico. He has been with Marsico since 1997.



MFS INVESTMENT MANAGEMENT ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS was added as an Adviser to the Portfolio on May 1, 2000. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.


     The portion of assets allocated to MFS is managed by a team of portfolio managers.

PROVIDENT INVESTMENT COUNSEL, INC. ("Provident"), 300 North Lake Avenue, Pasadena, California 91101. Provident was added as an Adviser to the Portfolio on February 1, 2001. Provident manages domestic investment portfolios for corporate, government, mutual fund and individual clients.

     A team of investment professionals of Provident is primarily responsible for the day-to-day management of the portion of the Portfolio's assets allocated to Provident.


EQ Advisors Trust                           About the investment portfolios  7

EQ/ALLIANCE COMMON STOCK PORTFOLIO


INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.



THE INVESTMENT STRATEGY


The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.

The Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts may be invested in stocks that are traded over-the-counter. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio invests in both growth-oriented and value-oriented stocks. By combining growth and value in a single portfolio, the Adviser seeks to smooth performance over time and to ensure that premiums are driven by security selection. The growth portion of the Portfolio favors companies with strong business models and market positions that offer the prospect of sustained, superior earnings growth. Relying on a bottom-up stock selection process driven by fundamental research, the Portfolio seeks to identify such companies at an early stage. The value portion of the Portfolio focuses on identifying companies that are trading at a discount to their long-term earnings power, usually because of a situation the Adviser's research suggests will be temporary. In seeking such companies, the Adviser relies on a disciplined stock selection process that combines fundamental research and financial forecasts.


Although it does not expect to do so ordinarily, when business or financial conditions warrant, the Portfolio may assume a temporary defensive position and invest in high-grade, short-term, fixed-income securities (which may include U.S. Government securities) or hold its assets in cash. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."


     o Convertible Securities Risk


     o Equity Risk


     o Foreign Securities Risk


     o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                1993      24.6%
                                1994      -2.4%
                                1995      32.2%
                                1996      24.0%
                                1997      29.1%
                                1998      29.1%
                                1999     24.88%
                                2000    -14.25%
                                2001    -10.37%
                                2002    -33.34%
--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 28.34% (1998 4th Quarter)            (19.34)% (2002 2nd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                      ONE YEAR       FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/Alliance Common Stock
   Portfolio - Class IB Shares     (33.34)%         (3.84)%        7.85%
--------------------------------------------------------------------------------
 S&P 500 Index**                   (22.09)%         (0.58)%        9.34%
--------------------------------------------------------------------------------


 * For periods prior to the commencement of Class IB Shares (October 2, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


8 About the investment portfolios                            EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Common Stock Portfolio                Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.48%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.06%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.79%
--------------------------------------------------------------------------------



  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.74%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                                    CLASS IB
                                                                     SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 1 Year                                                            $ 81
--------------------------------------------------------------------------------
 3 Years                                                           $252
--------------------------------------------------------------------------------
 5 Years                                                           $439
--------------------------------------------------------------------------------
 10 Years                                                          $978
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit.


EQ Advisors Trust                           About the investment portfolios  9

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high total return.

THE INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks of "blue chip" companies, although the Portfolio also may invest in fixed-income and convertible securities. The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation. "Blue chip" issuers, are those:

o   that have a market capitalization of at least $1 billion;


o whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, B or B+) or Moody's (i.e., high grade, investment grade, upper medium grade or medium grade) or, if unrated, is determined to be of comparable quality by the Adviser.


The Portfolio may also invest in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (so-called "junk bonds") (i.e., rated BB or lower by S&P or Ba or lower by Moody's, or, if unrated, determined by the Adviser to be of comparable quality).


The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Convertible Securities Risk

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

         Junk Bond and Lower Rated Securities Risk

     o Foreign Securities Risk

     o Leveraging Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Growth and Income Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Growth and Income Portfolio whose inception date is October 1, 1993. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
                   CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]

                              1994       -0.8%
                              1995       23.8%
                              1996       19.8%
                              1997       26.6%
                              1998       20.6%
                              1999      18.37%
                              2000       8.68%
                              2001      -1.52%
                              2002     -21.28%
--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 26.29% (1998 4th Quarter)            (17.09)% (2002 3rd Quarter)
--------------------------------------------------------------------------------


10 About the investment portfolios            EQ Advisors Trust

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                       SINCE
                                       ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
    Portfolio - Class IB Shares          (21.28)%    3.75%          9.05%
--------------------------------------------------------------------------------
 Russell 1000 Value Index**              (15.52)%    1.16%          9.70%
--------------------------------------------------------------------------------


  * For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

 ** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Growth and Income Portfolio           Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.58%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.06%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.89%
--------------------------------------------------------------------------------



  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.85%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



--------------------------------------------------------------------------------
                                                                    CLASS IB
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                            $   91
--------------------------------------------------------------------------------
 3 Years                                                           $  284
--------------------------------------------------------------------------------
 5 Years                                                           $  493
--------------------------------------------------------------------------------
 10 Years                                                          $1,096
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

PAUL RISSMAN and ARYEH GLATTER are principally responsible for the day-to-day management of the Portfolio. Mr. Rissman has been a portfolio manager to the Portfolio since 1996. Mr. Rissman, an Executive Vice President of Alliance Capital, has been associated with Alliance Capital since 1989. Mr. Glatter, Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1993.


EQ Advisors Trust                          About the investment portfolios  11

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.


THE INVESTMENT STRATEGY


The Portfolio invests primarily (at least 80% of its total assets) in equity securities of a limited number of large, carefully selected high-quality United States companies that the Adviser believes are likely to achieve superior earnings growth. The Portfolio is diversified for purposes of the Investment Company Act of 1940 ("1940 Act"), however it is still relatively concentrated. The Adviser selects the Portfolio's investments from a research universe of more than 500 companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying securities of companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations.



Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. In managing the Portfolio, the Adviser seeks to capitalize on apparently unwarranted price fluctuations both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Portfolio generally becomes somewhat more aggressive, gradually reducing the number of companies represented in its holdings. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio generally becomes somewhat more conservative, gradually increasing the number of companies represented in its holdings. Through this approach, the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets.


The Adviser expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500.

The Portfolio may invest up to 20% of its net assets in convertible securities and 20% of its total assets in securities of foreign issuers.

The Portfolio may write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.

For temporary or defensive purposes, the Portfolio may invest without limitation in cash or cash equivalents or high-quality money market instruments. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Convertible Securities Risk

     o Derivatives Risk

     o Equity Risk

     o Focused Portfolio Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Portfolio Turnover Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio's average annual total returns for the Portfolio for one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              2000      -18.34%
                              2001      -24.01%
                              2002      -31.19%

--------------------------------------------------------------------------------
 Best quarter (% and time period):     Worst quarter (% and time period):
 10.42% (2001 4th Quarter)             (19.76)% (2001 3rd Quarter)
--------------------------------------------------------------------------------

12 About the investment portfolios            EQ Advisors Trust

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                               SINCE
                                            ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Premier Growth Portfolio
  - Class IB Shares                           (31.19)%         (16.86)%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index*                   (27.88)%         (14.75)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Premier Growth Portfolio                Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.90%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.09%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.24%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.09)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.15%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.14%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



--------------------------------------------------------------------------------
                                                                 CLASS IB
                                                                  SHARES
--------------------------------------------------------------------------------
 1 Year                                                         $  117
--------------------------------------------------------------------------------
 3 Years                                                        $  384
--------------------------------------------------------------------------------
 5 Years                                                        $  672
--------------------------------------------------------------------------------
 10 Years                                                       $1,491
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since the Portfolio commenced its operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

THOMAS G. KAMP is responsible for the day-to-day management of the Portfolio. Mr. Kamp has been a portfolio manager for the Portfolio since April 1, 2003. He is Senior Vice President of Alliance Capital and has been with Alliance Capital since 1993.



EQ Advisors Trust                          About the investment portfolios  13

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.


THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $3 billion at the time of initial purchase).

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities. For temporary or defensive purposes, the Portfolio may invest without limitation in cash or cash equivalents or high-quality money market instruments. Such investments could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Growth Investing Risk

     o Leveraging Risk

     o Liquidity Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for one year, five years, and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998       -4.4%
                               1999      27.46%
                               2000      13.78%
                               2001     -13.28%
                               2002     -30.20%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 28.02% (1999 4th Quarter)           (28.09)% (1998 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SINCE
                                   ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Small Cap
  Growth Portfolio -
  Class IB Shares                    (30.20)%        (3.45)%        1.06%
--------------------------------------------------------------------------------
 Russell 2500 Growth Index*          (29.09)%        (3.19)%        0.97%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


14 About the investment portfolios                           EQ Advisors Trust

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth Portfolio            Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.75%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.08%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        1.08%
--------------------------------------------------------------------------------



  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.06%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                    CLASS IB
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                            $  110
--------------------------------------------------------------------------------
 3 Years                                                           $  343
--------------------------------------------------------------------------------
 5 Years                                                           $  595
--------------------------------------------------------------------------------
 10 Years                                                          $1,317
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

BRUCE ARONOW has been responsible for the day-to-day management of the Portfolio since February 2000. Mr. Aronow is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital since January 1999. Prior thereto, he had been associated with Invesco since May 1998, and before that a Vice President of Chancellor LGT Asset Management since 1996.


EQ Advisors Trust                          About the investment portfolios  15

EQ/ALLIANCE TECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital. Current income is incidental to the Portfolio's objective.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in the securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Subject to this policy, the Portfolio may invest in any company and industry and in any type of security that the Adviser believes has the potential for capital appreciation, including well-known, established companies or new or unseasoned companies.


The Portfolio normally will have substantially all its assets invested in equity securities, but it may also invest in debt securities that offer an opportunity for price appreciation. The Portfolio may invest in both listed and unlisted U.S. securities and may invest up to 25% of its total assets in foreign securities, including depositary receipts. Although current income is only an incidental consideration, the Portfolio may seek income by writing listed call options.

The Portfolio also may:

o write covered call options on its portfolio securities of up to 15% of its total assets and may purchase exchange-traded call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

o   invest up to 10% of its total assets in warrants; and

o   make loans of its portfolio securities of up to 33.3% of its total assets.

When market or financial conditions warrant, the Portfolio may invest for temporary or defensive purposes, without limit, in preferred stocks, investment grade or corporate fixed income securities, including U.S. Government securities, qualifying bank high quality money market instruments, including prime commercial paper and other types of short-term fixed income securities. These temporary investments may also include short-term, foreign currency-denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Securities Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Sector Risk

     o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last two calendar years of operations and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is May 1, 2000. The table shows the Portfolio's average annual total returns for one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              2001      -24.43%
                              2002      -40.67%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 34.40% (2001 4th Quarter)           (35.01)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE
                                           ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Technology Portfolio
 - Class IB Shares                           (40.67)%         (36.39)%
--------------------------------------------------------------------------------
 Russell 1000 Technology Index*, **          (38.51)%         (39.50)%
--------------------------------------------------------------------------------
 Russell 1000 Index*                         (21.65)%         (16.06)%
--------------------------------------------------------------------------------



* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."
** We believe that this index reflects more closely the market sectors in which the Portfolio invests.



PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


16 About the investment portfolios                           EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Technology Portfolio                    Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.90%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.25%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.10)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.15%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.13%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                   CLASS IB
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $  117
--------------------------------------------------------------------------------
 3 Years                                                          $  386
--------------------------------------------------------------------------------
 5 Years                                                          $  676
--------------------------------------------------------------------------------
 10 Years                                                         $1,501
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since the Portfolio commenced its operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


GERALD MALONE is principally responsible for the day-to-day management of the Portfolio. Mr. Malone, a Senior Vice President of Alliance Capital, has been associated with Alliance since 1992. Mr. Malone is a Chartered Financial Analyst.



EQ Advisors Trust                          About the investment portfolios  17

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of relatively large capitalization domestic companies that the Adviser believes are inexpensively priced relative to the return on total capital or equity. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks.


In managing the Portfolio, the Adviser uses a value-oriented, "bottom-up" approach (individual stock selection) to find companies that have:


o low price to earnings ratios;

o high yield;

o unrecognized assets;

o the possibility of management change; and/or

o the prospect of improved profitability.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by S&P or Baa or better by Moody's.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its Portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility.

When market or financial conditions warrant, the Portfolio may invest, without limit, in money market securities for temporary or defensive purposes. Such investment strategies could have the effect of reducing the benefit of any upswing in the market. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The Portfolio's commencement date was January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year, and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because Alliance Capital was not the Adviser to the Portfolio prior to March 1, 2001.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      20.01%
                               1999       3.55%
                               2000      -1.94%
                               2001       3.09%
                               2002     -13.61%
--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 23.34% (1998 4th Quarter)           (18.23)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                 SINCE
                                                ONE YEAR       INCEPTION
--------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value Portfolio
 - Class IB Shares                                (13.61)%        1.65%
--------------------------------------------------------------------------------
 Russell 1000 Value Index*                        (15.52)%        1.16%
--------------------------------------------------------------------------------


* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


18 About the investment portfolios                           EQ Advisors Trust

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value Portfolio            Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.08%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            0.98%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.03)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.95%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.94%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                   CLASS IB
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $   97
--------------------------------------------------------------------------------
 3 Years                                                          $  309
--------------------------------------------------------------------------------
 5 Years                                                          $  539
--------------------------------------------------------------------------------
 10 Years                                                         $1,198
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105. Alliance Capital has been the Adviser to the Portfolio since March 1, 2001. Alliance Capital, through its Bernstein Investment Research and Management Unit ("Bernstein") manages the Portfolio.

Bernstein's field of expertise is the value style of investment management. Bernstein's approach of equity investment for most of its equity services is value oriented, with value defined as the relationship between a security's current price and its normal or long-term earnings power as determined by its investment research.

MARILYN G. FEDAK and STEVEN PISARKIEWICZ have been principally responsible for the day-to-day management of the Portfolio since March 1, 2001. Ms. Fedak, Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group, has been with Bernstein since 1984. Mr. Pisarkiewicz is Chief Investment Officer of Structured Equity Services and has been with Bernstein since 1989.


EQ Advisors Trust                          About the investment portfolios  19

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of medium to large U.S. companies that meet both investment and social criteria. The practical application of this strategy involves Calvert and Brown Capital using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company's performance on a variety of social issues is accomplished. The financial analysis is done by Brown Capital's Mid/Large Investment team. Calvert's in-house Social Research Department conducts the analysis of each company's societal impact.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility. More than a matter of "doing the right thing," it also makes good business sense.


--------------------------------------------------------------------------------

   For purposes of this Portfolio, companies having market capitalizations greater than $1 billion are considered medium to large companies.

--------------------------------------------------------------------------------


INVESTMENT CRITERIA: Brown Capital's investment process balances the growth potential of investments with the price or value of the investment in order to identify stocks that offer above average growth potential at reasonable prices. Brown Capital evaluates each stock in terms of its growth potential, the return on risk-free investments, and the specific risk features of the company to determine the reasonable price for the stock.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets).


When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

SOCIAL CRITERIA: Calvert analyzes investments from a social perspective. Calvert's in-house Social Research Department, which includes specialists in the environment, labor, human rights, community relations, and defense, conducts the social analysis.

The purpose of the research is to complement the financial analysis on a company with a full picture of what a company does, what it stands for, and what operations and procedures are, as well as what it plans to do in the future and where it is heading.

The Portfolio seeks to invest in companies that:

o deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters;

o manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans;

o negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the U.S. Equal Employment Opportunity Commission, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Portfolio considers both unionized and non-union firms with good labor relations; and

o foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio will not invest in companies that Calvert determines to be significantly engaged in:

o    production of or the manufacture of equipment to produce nuclear energy;

o    business activities in support of repressive regimes;

o    manufacture of weapon systems;

o    manufacture of alcoholic beverages or tobacco products;

o    operation of gambling casinos; or

o    a pattern and practice of violating the rights of indigenous people.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Growth Investing Risk

     o Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last three calendar years and some of the risks of investing


20 About the investment portfolios                           EQ Advisors Trust
in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              2000       -2.87%
                              2001      -14.74%
                              2002      -26.14%
--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 16.47% (2001 4th Quarter)           (19.77)% (2001 3rd Quarter)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SINCE
                                                 ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible Portfolio
 - Class IB Shares                                 (26.41)%         (11.86)%
--------------------------------------------------------------------------------
 Russell 3000 Index*                               (21.54)%          (9.08)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible Portfolio           Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       1.17%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            2.07%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (1.02)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.05%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.95%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                    CLASS IB
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                            $  107
--------------------------------------------------------------------------------
 3 Years                                                           $  545
--------------------------------------------------------------------------------
 5 Years                                                           $1,010
--------------------------------------------------------------------------------
 10 Years                                                          $2,297
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

CALVERT ASSET MANAGEMENT COMPANY, INC. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since it commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio's investments. As of December 31, 2002, Calvert had $8.5 billion in assets under management.


EQ Advisors Trust                          About the investment portfolios  21

BROWN CAPITAL MANAGEMENT, INC. ("Brown Capital"), 1201 North Calvert Street, Baltimore, Maryland 21201. Brown Capital initially identifies potential investments for the Portfolio, which are then promptly screened by Calvert using the Portfolio's social criteria.

EDDIE C. BROWN, founder and President of Brown Capital, heads the management team for the Portfolio. He has over 25 years of investment management experience, and has held positions with T. Rowe Price Associates, Inc. and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.



22 About the investment portfolios                           EQ Advisors Trust

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio invests in dynamic, growing companies that the Adviser believes have strong balance sheets; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities).

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

 o Equity Risk

 o Foreign Securities Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is May 1, 1999.The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              2000        5.92%
                              2001       -2.04%
                              2002      -24.62%

--------------------------------------------------------------------------------
 Best quarter:                       Worst quarter:
 14.92% (2001 4th Quarter)           (18.37)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                SINCE
                                              ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research Portfolio
 - Class IB Shares                              (24.62)%         (4.71)%
--------------------------------------------------------------------------------
 S&P 500 Index*                                 (22.09)%         (9.53)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Capital Guardian Research Portfolio              Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.16%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.06%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.11)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.95%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.43%.



EQ Advisors Trust                          About the investment portfolios  23

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                CLASS IB
                                                                  SHARES
--------------------------------------------------------------------------------
 1 Year                                                         $   97
--------------------------------------------------------------------------------
 3 Years                                                        $  326
--------------------------------------------------------------------------------
 5 Years                                                        $  574
--------------------------------------------------------------------------------
 10 Years                                                       $1,283
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations.

The Portfolio is managed by a group of investment research professionals, led by the Research Portfolio Coordinator, each of whom has investment discretion over a segment of the total Portfolio. The size of each segment will vary over time and may be based upon: (1) the level of conviction of specific research professionals as to their designated sectors; (2) industry weights within the relevant benchmark for the Portfolio; and (3) the judgment of the Research Portfolio Coordinator in assessing the level of conviction of research professionals compared to industry weights within the relevant benchmark. Sectors may be overweighted relative to their benchmark weighting if there is a substantial number of stocks that are judged to be attractive based on the research professionals' research in that sector, or may be underweighted if there are relatively fewer stocks viewed to be attractive in the sector. The Research Portfolio Coordinator also coordinates the cash holdings of the Portfolio.


24 About the investment portfolios                           EQ Advisors Trust

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio strives to accomplish its investment objectives through constant supervision, careful securities selection and broad diversification.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential for capital appreciation. The Portfolio invests in dynamic, growing companies that the Adviser believes have strong balance sheets; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). These securities may include American Depositary Receipts.

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                2000      3.56%
                                2001     -2.01%
                                2002    -23.68%
--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 16.73% (2001 4th Quarter)           (19.20)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SINCE
                                                 ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity Portfolio
 - Class IB Shares                                 (23.68)%         (5.78)%
--------------------------------------------------------------------------------
 S&P 500 Index*                                    (22.09)%         (9.53)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          About the investment portfolios  25

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity Portfolio           Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.12%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.02%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.07)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.95%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.91%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                                  CLASS IB
                                                                   SHARES
--------------------------------------------------------------------------------
 1 Year                                                          $   97
--------------------------------------------------------------------------------
 3 Years                                                         $  318
--------------------------------------------------------------------------------
 5 Years                                                         $  556
--------------------------------------------------------------------------------
 10 Years                                                        $1,241
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations.

The day-to-day investment management decisions for the Portfolio are made by a team of portfolio managers at Capital Guardian.


26 About the investment portfolios                           EQ Advisors Trust

EQ/EQUITY 500 INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index ("S&P 500").

THE INVESTMENT STRATEGY
Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will hold all 500 securities in the S&P 500 in the exact weight each represents in that Index. Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio's total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Index-Fund Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last eight calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.



--------------------------------------------------------------------------------
                   CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
1995       36.3%
1996       22.1%
1997       32.3%
1998       27.7%
1999      20.08%
2000      -9.81%
2001     -12.15%
2002     -22.39%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 21.05% (1998 4th Quarter)            (17.32)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                       SINCE
                                       ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Equity 500 Index Portfolio -
   Class IB Shares                  (22.39)%         (1.16)%        8.72%
--------------------------------------------------------------------------------
 S&P 500 Index**                    (22.09)%         (0.58)%        9.37%
--------------------------------------------------------------------------------


 * For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


EQ Advisors Trust                          About the investment portfolios  27

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Equity 500 Index Portfolio                     Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.25%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.07%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.57%
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                  CLASS IB
                                                                   SHARES
--------------------------------------------------------------------------------
 1 Year                                                          $ 58
--------------------------------------------------------------------------------
 3 Years                                                         $183
--------------------------------------------------------------------------------
 5 Years                                                         $318
--------------------------------------------------------------------------------
 10 Years                                                        $714
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


28 About the investment portfolios                           EQ Advisors Trust

EQ/EVERGREEN OMEGA PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser's active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser's investment decisions.

The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio's investment objective.

Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio's exposure to the market; (ii) manage cash; or (iii) attempt to increase income. The Portfolio may also borrow money for temporary defensive purposes.

In response to adverse economic, political or market conditions, the Portfolio may temporarily invest up to 100% of its assets in high quality money market instruments. This strategy is inconsistent with the Portfolio's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Convertible Securities Risk

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Portfolio Turnover Risk

     o Small-Cap And Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1999       9.70%
                               2000     -11.66%
                               2001     -17.02%
                               2002     -24.03%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 12.63% (1999 4th Quarter)           (18.11)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE
                                      ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Evergreen Omega Portfolio -
  Class IB Shares                       (24.03)%         (11.60)%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index*             (27.88)%         (12.25)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          About the investment portfolios  29

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Evergreen Omega Portfolio                        Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.64%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.54%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.59)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.95%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.76%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                  CLASS IB
                                                                   SHARES
--------------------------------------------------------------------------------
 1 Year                                                          $   97
--------------------------------------------------------------------------------
 3 Years                                                         $  426
--------------------------------------------------------------------------------
 5 Years                                                         $  779
--------------------------------------------------------------------------------
 10 Years                                                        $1,774
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC ("Evergreen"), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States.

The Portfolio is managed by a team of portfolio management professionals from Evergreen's Large Cap Core Growth team, with team members responsible for various sectors.


30 About the investment portfolios                           EQ Advisors Trust

EQ/FI MID CAP PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser normally invests the Portfolio's assets primarily in common stock.

The Adviser normally invests at least 80% of net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 or the Russell MidCap Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. The Portfolio may also potentially invest up to 20% of its assets in companies with smaller or larger market capitalizations.

The Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earning estimates and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities

     o Growth Investing Risk

     o Portfolio Turnover Risk

     o Mid-Cap Company Risk

     o Sector Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last two calendar years of operations and the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              2001      -13.42%
                              2002      -18.44%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 18.93% (2001 4th Quarter)           (22.26)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE
                                          ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/FI Mid Cap Portfolio - Class IB
  Shares                                    (18.44)%         (13.69)%
--------------------------------------------------------------------------------
 S&P MidCap 400 Index*                      (14.51)%         ( 8.57)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the


EQ Advisors Trust                          About the investment portfolios  31

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/FI Mid Cap Portfolio                             Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.70%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.13%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.08%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.08)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.00%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.91%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                  CLASS IB
                                                                   SHARES
--------------------------------------------------------------------------------
 1 Year                                                          $  102
--------------------------------------------------------------------------------
 3 Years                                                         $  335
--------------------------------------------------------------------------------
 5 Years                                                         $  587
--------------------------------------------------------------------------------
 10 Years                                                        $1,309
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, MA 02109. FMR has been the Portfolio's Adviser since the Portfolio commenced operations. As of December 31, 2002, FMR, including its affiliates, had approximately $888 billion in total assets under management.


PETER SAPERSTONE, a Portfolio Manager with FMR Co., Inc., an affiliate of FMR, is responsible for the day-to-day management of the Portfolio and is a portfolio manager for various Fidelity equity funds. Mr. Saperstone has been associated with FMR from 1995 through 2001 and with FMR Co., Inc. from 2001 to the present.


32 About the investment portfolios                           EQ Advisors Trust

EQ/FI SMALL/MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Adviser normally invests the Portfolio's assets primarily in common stock.



The Adviser normally invests at least 80% of net assets, plus borrowings for investment purposes, in securities of companies with small to medium market capitalizations. Although a universal definition of small and medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines small and medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P Small Cap 600 or the Russell 2000 Index and S&P MidCap 400 or the Russell MidCap Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies who are above this level after purchase continue to have a small or medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. The Portfolio may also invest in companies with larger capitalizations.



The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book, price/sale, or price/ earnings ratios. The stocks of these companies are often called "value" stocks.


The Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.


The Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Portfolio, the Adviser invests for the long term and selects those securities it believes offer strong opportunity for long-term growth of capital and are attractively valued.



The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.



In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

     o Portfolio Turnover Risk

     o Sector Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because FMR was not the Adviser to the Portfolio prior to July 24, 2000.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              1998      -10.02%
                              1999        1.80%
                              2000        5.13%
                              2001        4.04%
                              2002      -14.77%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 14.86% (2001 4th Quarter)           (20.25)% (1998 3rd Quarter)
--------------------------------------------------------------------------------

EQ Advisors Trust                           About the investment portfolios  33

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SINCE
                                  ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
   Portfolio - Class IB
   Shares                           (14.77)%        (3.11)%        0.30%
--------------------------------------------------------------------------------
 Russell 2500 Value Index*          ( 9.87)%         3.53%         7.91%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value Portfolio               Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.75%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        1.10%
--------------------------------------------------------------------------------



 * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.08%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                              CLASS IB
                                                               SHARES
--------------------------------------------------------------------------------
 1 Year                                                      $  112
--------------------------------------------------------------------------------
 3 Years                                                     $  350
--------------------------------------------------------------------------------
 5 Years                                                     $  606
--------------------------------------------------------------------------------
 10 Years                                                    $1,340
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, Massachusetts 02109, has been the Portfolio's Adviser since July 24, 2000. As of December 31, 2002, FMR, including its affiliates, had approximately $888 billion in total assets under management.


ROBERT MACDONALD is the Portfolio Manager and is responsible for the day-to-day management of the Portfolio. Mr. Macdonald, Senior Vice President and Portfolio Manager, has been associated with FMR from 1985 through 2001 and with FMR Co., Inc., an affiliate of FMR, from 2001 to present.


34 About the investment portfolios                           EQ Advisors Trust

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of growth-oriented companies with a large market capitalization.

The Adviser may invest substantially all of the Portfolio's assets in equity securities if the Adviser believes equity securities will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it may be invested in a limited number of companies.


--------------------------------------------------------------------------------

   For purposes of this Portfolio, companies having a market capitalization within the range of companies in the Russell 1000 Index are considered large capitalization companies.

--------------------------------------------------------------------------------


The Adviser applies a "bottom-up" approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest up to 20% of the Portfolio's total assets in high-yield/high-risk bonds ("junk bonds") or lower rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality.


In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such period.


THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."


     o Equity Risk

     o Fixed Income Risk


          Credit Risk

          Junk Bond and Lower Rated Securities Risk


     o Focused Portfolio Risk

     o Foreign Securities Risk

     o Growth Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last two calendar years of operations and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance . The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              2001      -22.91%
                              2002      -30.35%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 14.87% (2001 4th Quarter)           (24.26)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                SINCE
                                             ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth Portfolio -
  Class IB Shares                              (30.35)%         (28.82)%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index*                    (27.88)%         (31.84)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the


EQ Advisors Trust                          About the investment portfolios  35

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth Portfolio               Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                     0.90%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)      0.25%
--------------------------------------------------------------------------------
 Other Expenses                                     0.11%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses          1.26%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*            (0.11)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses      1.15%
--------------------------------------------------------------------------------



  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."



EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                                   CLASS IB
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $  117
--------------------------------------------------------------------------------
 3 Years                                                          $  388
--------------------------------------------------------------------------------
 5 Years                                                          $  680
--------------------------------------------------------------------------------
 10 Years                                                         $1,511
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

JANUS CAPITAL MANAGEMENT LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts.

MARC PINTO, a Portfolio Manager with Janus, is responsible for the day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline and has also served as Assistant Portfolio Manager for certain Janus funds since joining Janus in 1994.


36 About the investment portfolios                           EQ Advisors Trust

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY
The Portfolio is non-diversified and, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000) that the Adviser believes are inexpensively priced relative to the return on total capital or equity. The equity securities that may be purchased by the Portfolio include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants. The Portfolio will have characteristics similar to the Russell 2000 Value Index.

The Portfolio may also invest up to 20% of its assets in larger capitalization equity securities or investment grade debt securities.


--------------------------------------------------------------------------------

   A Portfolio is considered "non-diversified" for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

--------------------------------------------------------------------------------


In selecting investments for the Portfolio, the Adviser looks for equity securities of companies that have one or more of the following characteristics:
(i) are undervalued relative to their earnings, cash flow or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within two years; (iii) are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power; (iv) have low projected price to earnings or price-to-cash flow multiples; (v) have the potential to become a larger factor in the company's business; (vi) have significant debt but have high levels of free cash flow; and
(vii) have a relatively short corporate history with the expectation that the business may grow.

When market or financial conditions warrant, the Portfolio may invest without limitation in short-term money market instruments or hold its assets in cash for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Focused Portfolio Risk

     o Non-Diversification Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The Portfolio's inception date was January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfomance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              1998       -7.03%
                              1999        1.66%
                              2000       18.56%
                              2001       17.74%
                              2002      -13.87%


--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 19.39% (1999 2nd Quarter)           (20.10)% (1998 3rd Quarter)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE
                                           ONE YEAR       INCEPTION
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value Portfolio
  - Class IB Shares                          (13.87)%        2.59%
--------------------------------------------------------------------------------
 Russell 2000 Value Index*                   (11.42)%        2.71%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


EQ Advisors Trust                          About the investment portfolios  37

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value Portfolio                 Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.75%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.11%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.11%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.01)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.10%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."

 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.06%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                     CLASS IB
                                                                      SHARES
--------------------------------------------------------------------------------
 1 Year                                                             $  112
--------------------------------------------------------------------------------
 3 Years                                                            $  352
--------------------------------------------------------------------------------
 5 Years                                                            $  611
--------------------------------------------------------------------------------
 10 Years                                                           $1,351
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

LAZARD ASSET MANAGEMENT, LLC ("LAM"), 30 Rockefeller Plaza, New York, New York 10112. LAM has been the Adviser to the Portfolio since it commenced operations. Lazard Freres provides its clients with a wide variety of investment banking and related services, including investment management.

HERBERT W. GULLQUIST and PATRICK MULLIN are the Portfolio Managers responsible for the day-to-day management of the Portfolio. Mr. Gullquist, a Vice-Chairman of Lazard Freres and Managing Director and Chief Investment Officer of LAM, has been with LAM since 1982 and has been managing the Portfolio since its inception. Mr. Mullin, a Director of LAM, has been with LAM since February 1998 and has been managing the Portfolio since January 2001. Prior thereto, he was associated with Target Capital Management from February 1997; and prior thereto, he was associated with Dillon, Read & Co, Inc. from September 1992.


38 About the investment portfolios                           EQ Advisors Trust

EQ/MARSICO FOCUS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


THE INVESTMENT STRATEGY
The Portfolio is "non-diversified" and invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.


--------------------------------------------------------------------------------

   For purposes of this Portfolio, companies having a market capitalization of $5 billion or more generally are considered large companies.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   A Portfolio is considered "non-diversified" for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

--------------------------------------------------------------------------------


The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Portfolio, the Adviser uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Adviser examines such factors as the most attractive investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Adviser identifies sectors, industries and companies that should benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment by the Portfolio, the Adviser focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity and the ability to generate free cash flow); strong management; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

The Portfolio's core investments generally are well-known growth companies. However, the Portfolio's investments also typically include more aggressive growth companies and companies undergoing significant changes, for example, the introduction of a new product line, the appointment of a new management team or an acquisition. As a result, the Portfolio may invest in certain companies for relatively short-term periods. Such short-term activity may cause the Portfolio to incur higher brokerage costs, which may adversely affect the Portfolio's performance.

When market or financial conditions warrant or in the event of exceptional redemption requests, however, the Portfolio may hold cash or cash-equivalents and invest without limit in money market securities, U.S. government obligations and short-term debt securities. Under these circumstances, the Portfolio may not participate in stock market advances or declines to the same extent that it would if it remained more fully invested in common stocks. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Focused Portfolio Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Non-Diversification Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for 2002, the Portfolio's first full calendar year of operations. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


EQ Advisors Trust                          About the investment portfolios  39

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               2002      -11.51%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 4.57% (2002 1st Quarter)            (12.09)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                     SINCE
                                   ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Marsico Focus Portfolio
   - Class IB Shares                 (11.51)%          0.59%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index*          (27.88)%        (19.60)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Marsico Focus Portfolio                          Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.90%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.18%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.33%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.18)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.15%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.10%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
               CLASS IB
                SHARES
--------------------------------------------------------------------------------
 1 Year       $  117
--------------------------------------------------------------------------------
 3 Years      $  403
--------------------------------------------------------------------------------
 5 Years      $  710
--------------------------------------------------------------------------------
 10 Years     $1,583
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico is a registered investment adviser formed in 1997. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans.



     THOMAS F. MARSICO and JAMES A. HILLARY are principally responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager. Mr. Hillary is a portfolio manager and senior analyst with Marsico. He has been with Marsico since 1997.



40 About the investment portfolios                           EQ Advisors Trust

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Portfolio chooses securities for capital appreciation that are expected to increase in value. In selecting securities, the Adviser emphasizes stocks that are undervalued, are selling at a discount, or seem capable of recovering from being temporarily out of favor. The Adviser places particular emphasis on securities with statistical characteristics associated with undervaluation.

The Adviser follows a contrary opinion/out-of-favor investment style. The Adviser believes that favorable changes in market prices are more likely to occur when:


o stocks are out of favor;

o company earnings are depressed;

o price/earnings ratios are relatively low;

o investment expectations are limited; and/or

o there is no general interest in a security or industry.


On the other hand, the Adviser believes that negative developments are more likely to occur when:

o investment expectations are high;

o stock prices are advancing or have advanced rapidly;

o price/earnings ratios have been inflated; and/or

o an industry or security continues to become popular among investors.


In other words, the Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.


Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio may also invest a substantial portion of its assets in companies with market capitalizations below the largest companies. The Adviser believes that large institutional investors may overlook these companies, making them undervalued. The Portfolio also may invest, to a limited extent, in securities issued by foreign companies.


The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

When market or financial conditions warrant, the Portfolio may invest in U.S. Government and agency securities, money market securities and other fixed income securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years, and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      11.59%
                               1999      19.00%
                               2000      11.81%
                               2001       5.49%
                               2002     -16.68%

--------------------------------------------------------------------------------

 Best quarter (% and time period)    Worst quarter (% and time period)
 16.97% (2001 4th Quarter)           (20.46)% (2002 3rd Quarter)
--------------------------------------------------------------------------------


EQ Advisors TrustAbout the investment portfolios  41

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SINCE
                                  ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value
   Equity Portfolio -
   Class IB Shares                  (16.68)%         5.47%         7.75%
--------------------------------------------------------------------------------
 Russell 1000 Value Index*          (15.52)%         1.16%         5.30%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity Portfolio           Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.60%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.95%
--------------------------------------------------------------------------------



* A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Portfolio Annual Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.94%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                    CLASS IB
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                            $   97
--------------------------------------------------------------------------------
 3 Years                                                           $  303
--------------------------------------------------------------------------------
 5 Years                                                           $  525
--------------------------------------------------------------------------------
 10 Years                                                          $1,166
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO


MERCURY ADVISORS ("Mercury"), a division of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, or its advisory affiliates have been the Adviser to the Portfolio since it commenced operations. Mercury, together with its investment advisory affiliates, is the world's third-largest asset management firm, with total assets under management of $460 billion as of December 31, 2002. Mercury and its advisory affiliates serve as investment advisers to certain affiliated registered investment companies and provide investment advisory services for individuals and institutions.


KEVIN RENDINO and ROBERT J. MARTORELLI are primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been a Managing Director of Mercury since 1997, and has been the Portfolio Manager responsible for the day-to-day management of the Portfolio since it commenced operations. Mr. Rendino was a First Vice President and Vice President of Mercury (or its predecessor) from 1993 to 1997. Mr. Martorelli has been a Managing Director of Mercury since 1997 and a co-Portfolio Manager of the Portfolio since May 2000. Mr. Martorelli was a First Vice President and Vice President of Mercury (or its predecessor) from 1987 to 1997.


42 About the investment portfolios                           EQ Advisors Trust

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily (at least 65% of its net assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies that the Adviser believes are either:

o early in their life cycle but have the potential to become major enterprises; or

o are major enterprises whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio's investments may include securities traded in the over-the-counter markets.

The Adviser uses a "bottom-up" investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Adviser.

In addition, up to 25% of the Portfolio's assets may be invested in foreign securities, including those in emerging markets, or in cash and cash equivalents.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal strategies for temporary or defensive purposes by investing a large portion or all of its assets in cash or cash equivalents, including but not limited to obligations of banks (including, but not limited to, certificates of deposit, bankers acceptances, time deposits and repurchase agreements) commercial paper, short-term notes, U.S. Government securities and related repurchase agreements. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

          Emerging Market Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      34.57%
                               1999      73.62%
                               2000     -18.83%
                               2001     -34.06%
                               2002     -34.31%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 53.01% (1999 4th Quarter)           (28.50)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                     SINCE
                                   ONE YEAR       FIVE YEARS      INCEPTION
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth
   Companies Portfolio -
   Class IB Shares                   (34.31)%        (3.86)%         0.10%
--------------------------------------------------------------------------------
 Russell 3000 Growth Index*          (28.03)%        (4.11)%        (0.17)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


EQ Advisors Trust                          About the investment portfolios  43

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies Portfolio        Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.08%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.98%
--------------------------------------------------------------------------------



  * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.97%.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                              CLASS IB
                                                               SHARES
--------------------------------------------------------------------------------
 1 Year                                                      $  100
--------------------------------------------------------------------------------
 3 Years                                                     $  312
--------------------------------------------------------------------------------
 5 Years                                                     $  542
--------------------------------------------------------------------------------
 10 Years                                                    $1,201
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

MFS INVESTMENT MANAGEMENT ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organi-zation. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.

The Portfolio is managed by a team of portfolio managers.

44 About the investment portfolios                           EQ Advisors Trust

EQ/MFS INVESTORS TRUST PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.


--------------------------------------------------------------------------------

   For purposes of this Portfolio, the words "reasonable current income" mean moderate income.

--------------------------------------------------------------------------------


THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily (at least 65% of its net assets plus borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, the Portfolio generally focuses on companies with larger market capitalizations that the Adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Index.

The Adviser uses a "bottom-up" investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Adviser's large group of equity research analysts.

The Portfolio may invest up to, and including, 20% of its net assets in foreign securities, including those in emerging markets and depositary receipts, through which it may have exposure to foreign currencies.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal strategies for temporary or defensive purposes by investing a large portion or all of its assets in cash or cash equivalents, including but not limited to obligations of banks (including, but not limited to, certificates of deposit, bankers acceptances, time deposits and repurchase agreements) commercial paper, short-term notes, U.S. Government securities and related repurchase agreements. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

 o Equity Risk

 o Foreign Securities Risk

 o Growth Investing Risk

 o Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last four calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1999       8.76%
                               2000      -0.77%
                               2001     -15.97%
                               2002     -21.04%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 10.87% (1999 4th Quarter)           (15.37)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                           SINCE
                         ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust Portfolio -
  Class IB Shares          (21.04)%         (8.01)%
--------------------------------------------------------------------------------
 S&P 500 Index*            (22.09)%         (6.77)%
--------------------------------------------------------------------------------


* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          About the investment portfolios  45

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/MFS Investors Trust Portfolio                    Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.60%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.11%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            0.96%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.01)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.95%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.94%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                                 CLASS IB
                                                                  SHARES
--------------------------------------------------------------------------------
 1 Year                                                         $   97
--------------------------------------------------------------------------------
 3 Years                                                        $  305
--------------------------------------------------------------------------------
 5 Years                                                        $  530
--------------------------------------------------------------------------------
 10 Years                                                       $1,177
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

MFS INVESTMENT MANAGEMENT ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.

The Portfolio is managed by a team of portfolio managers.

46 About the investment portfolios                           EQ Advisors Trust

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital growth. Current income is a secondary objective.

THE INVESTMENT STRATEGY
The Portfolio invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income. In analyzing companies for investment, the Adviser tries to identify common stocks of companies that are significantly undervalued compared with their underlying assets or earnings potential and offer growth and current income potential.


The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest a portion of its assets in debt securities rated below investment grade (so-called "junk bonds"), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.


The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio's investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as buying and selling derivatives, including stock index futures contracts and call and put options.

When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in cash, cash equivalents, high-quality money market instruments, debt securities, preferred stocks or other securities for temporary or defensive purposes. Such investment strategies may be inconsistent with the Portfolio's secondary investment objective of current income and could result in the Portfolio not achieving its investment objectives.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

     o Foreign Securities Risk

     o Junk Bond and Lower Rated Securities Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997.The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      12.75%
                               1999      -1.27%
                               2000       6.69%
                               2001      -6.73%
                               2002     -19.07%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 16.49% (1998 4th Quarter)           (18.57)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SINCE
                                  ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Putnam Growth &
   Income Value Portfolio -
   Class IB Shares                  (19.07)%        (2.16)%        0.73%
--------------------------------------------------------------------------------
 Russell 1000 Value Index*          (15.52)%         1.16%         5.30%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          About the investment portfolios  47

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value Portfolio         Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.60%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses*        0.95%
--------------------------------------------------------------------------------



 * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.94%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                   CLASS IB
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $   97
--------------------------------------------------------------------------------
 3 Years                                                          $  303
--------------------------------------------------------------------------------
 5 Years                                                          $  525
--------------------------------------------------------------------------------
 10 Years                                                         $1,166
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937.

The Putnam Large Cap Value Team has primary responsibility for the day-to-day management of the Portfolio.


48 About the investment portfolios                           EQ Advisors Trust

EQ/PUTNAM VOYAGER PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and any increased income that results from this growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of companies with market capitalizations of $3 billion or more. The Adviser gives consideration to growth potential rather than to dividend income. Although the Portfolio primarily invests in large cap securities, it may also purchase securities of medium-sized companies having a proprietary product or profitable market niches and the potential to grow very rapidly.

The Adviser invests mostly in "growth" stocks whose earnings the Adviser believes are likely to grow faster than the economy as a whole. The Adviser evaluates a company's future earnings potential and dividends, financial strength, working assets and competitive position in its industry.


Although the Portfolio invests primarily in U.S. stocks, the Portfolio may invest without limit in securities of foreign issuers that are traded in U.S. public markets. It may also, to a lesser extent, invest in securities of foreign issuers that are not traded in U.S. public markets.

When market or financial conditions warrant, the Portfolio may invest without limit in debt securities, preferred stocks, United States Government and agency obligations, cash or money market instruments, or any other securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Equity Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      36.27%
                               1999      30.24%
                               2000     -19.79%
                               2001     -24.42%
                               2002     -26.39%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 25.29% (1998 4th Quarter)           (19.95)% (2001 1st Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                     SINCE
                                    ONE YEAR       FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Putnam Voyager
 Portfolio - Class IB Shares          (26.39)%        (4.09)%        0.22%
--------------------------------------------------------------------------------
 Russell 1000 Growth Index*           (27.88)%        (3.84)%        0.01%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


EQ Advisors Trust                          About the investment portfolios  49

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Putnam Voyager Portfolio                         Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.65%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.12%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.02%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.07)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      0.95%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.92%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                                  CLASS IB
                                                                   SHARES
--------------------------------------------------------------------------------
 1 Year                                                          $   97
--------------------------------------------------------------------------------
 3 Years                                                         $  318
--------------------------------------------------------------------------------
 5 Years                                                         $  556
--------------------------------------------------------------------------------
 10 Years                                                        $1,241
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937.

The Putnam Large Cap Growth Team has primary responsibility for the day-to-day management of the Portfolio.


50 About the investment portfolios                           EQ Advisors Trust

EQ/SMALL COMPANY INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index ("Russell 2000").

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as "optimization." This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio's liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio's total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio's ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Index-Fund Risk

     o Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing the yearly changes in the Portfolio's performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              1998       -2.27%
                              1999       20.68%
                              2000       -3.43%
                              2001        2.12%
                              2002      -20.96%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 21.08% (2001 4th Quarter)           (21.52)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                SINCE
                              ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Small Company Index
   Portfolio - Class IB
   Shares                       (20.96)%         (1.67)%
--------------------------------------------------------------------------------
 Russell 2000 Index*            (20.48)%         (1.36)%
--------------------------------------------------------------------------------


* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


EQ Advisors Trust                          About the investment portfolios  51

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Small Company Index Portfolio                  Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.25%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.35%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.85%
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                              CLASS IB
                                                               SHARES
--------------------------------------------------------------------------------
 1 Year                                                      $   87
--------------------------------------------------------------------------------
 3 Years                                                     $  271
--------------------------------------------------------------------------------
 5 Years                                                     $  471
--------------------------------------------------------------------------------
 10 Years                                                    $1,049
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since January 2, 2003. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.



52 About the investment portfolios                           EQ Advisors Trust

INTERNATIONAL STOCK PORTFOLIOS

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or "emerging markets"), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.


The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index (Europe, Australia and the Far East) and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index.


--------------------------------------------------------------------------------

   These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

--------------------------------------------------------------------------------


The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.


The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.


The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

For temporary or defensive purposes, when market or financial conditions warrant, the Portfolio may at times invest substantially all of its assets in securities issued by a single major developed country (e.g., the United States) or in cash or cash equivalents, including money market instruments issued by that country. In addition, the Portfolio may establish and maintain temporary cash balances in U.S. and foreign short-term high-grade money market instruments for defensive purposes or to take advantage of buying opportunities. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk


     o Fixed Income Risk


     o Foreign Securities Risk


     Currency Risk


         Emerging Market Risk

     o Growth Investing Risk

     o Value Investing Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods


EQ Advisors Trust                          About the investment portfolios  53
commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1996        9.6%
                               1997       -3.2%
                               1998       10.3%
                               1999      36.90%
                               2000     -22.86%
                               2001     -23.23%
                               2002     -10.20%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 25.32% (1999 4th Quarter)            (20.49)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
                                                                  SINCE
                                 ONE YEAR       FIVE YEARS      INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance International
   Portfolio - Class IB
   Shares                     (10.20)%         (4.30)%        (0.75)%
--------------------------------------------------------------------------------
 MSCI EAFE Index**            (15.94)%         (2.89)%         0.22%
--------------------------------------------------------------------------------


 * For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance International Portfolio                 Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.82%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.22%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.29%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.02)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.27%
--------------------------------------------------------------------------------



  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed 1.10%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust-Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.25%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



--------------------------------------------------------------------------------
                                                                 CLASS IB
                                                                  SHARES
--------------------------------------------------------------------------------
 1 Year                                                         $  129
--------------------------------------------------------------------------------
 3 Years                                                        $  407
--------------------------------------------------------------------------------
 5 Years                                                        $  706
--------------------------------------------------------------------------------
 10 Years                                                       $1,554
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


54 About the investment portfolios                           EQ Advisors Trust

Investment decisions for the Portfolio are made by a team of employees of Alliance Capital, including employees from its Bernstein Investment Research and Management Unit ("Bernstein"). This team approach pairs the growth expertise of Alliance Capital with the highly regarded members of its Value Investment Policy Group. Stephen Beinhacker and Jimmy Pang are responsible for the day-to-day management of the growth portion of the Portfolio. Mr. Beinhacker, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1997. Mr. Pang, a Vice President of Alliance Capital, has been associated with Alliance Capital since 1996. The Value Investment Policy Group is comprised of key senior investment professionals of Bernstein and it has been responsible for day-to-day management of the value portion of the Portfolio since September 1, 2001.


EQ Advisors Trust                          About the investment portfolios  55

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY
The Portfolio invests primarily (at least 80% of its net assets) in securities of non-U.S. issuers (including American Depositary Receipts and U.S. registered securities) and securities whose principal markets are outside of the U.S. While the assets of the Portfolio can be invested with geographic flexibility, the Portfolio will emphasize investment in securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. In addition, the Portfolio may invest in securities of issuers domiciled in other countries including developing countries. In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

The Portfolio primarily invests in common stocks, warrants, rights, and non-convertible preferred stock. However, when the Adviser believes that market and economic conditions indicate that it is desirable to do so, the Portfolio may also purchase high-quality debt securities rated, at the time of purchase, within the top three quality categories by Moody's or S&P (or unrated securities of equivalent quality), repurchase agreements, and short-term debt obligations denominated in U.S. dollars or foreign currencies.

Although the Portfolio does not intend to seek short-term profits, securities in the Portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time a particular security may have been held.

To the extent the Portfolio invests in non-U.S. dollar denominated securities or holds non-U.S. dollar assets, the Portfolio may hedge against possible variations in exchange rates between currencies by purchasing and selling currency futures or put and call options and may also enter into forward foreign currency exchange contracts to hedge against changes in currency exchange rates. The Portfolio may also cross-hedge between two non-U.S. currencies.

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk


         Currency Risk


         Emerging Market Risk

     o Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last three calendar years, and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                              2000      -19.19%
                              2001      -20.89%
                              2002      -15.00%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 11.07% (2001 4th Quarter)           (19.81)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE
                                         ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Portfolio - Class IB Shares              (15.00)%         (7.00)%
--------------------------------------------------------------------------------
 MSCI EAFE Index*                          (15.94)%         (9.91)%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the


56 About the Investment Portfolios                           EQ Advisors Trust

Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Capital Guardian International Portfolio         Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.85%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.29%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.39%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.19)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.20%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."



 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.17%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                   CLASS IB
                                                                    SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $  122
--------------------------------------------------------------------------------
 3 Years                                                          $  421
--------------------------------------------------------------------------------
 5 Years                                                          $  741
--------------------------------------------------------------------------------
 10 Years                                                         $1,649
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been the Adviser to the Portfolio since its inception.Capital Guardian has been providing investment management services since 1968.

The day-to-day investment management decisions for the Portfolio are made by a team of portfolio managers at Capital Guardian.


EQ Advisors Trust                           About the Investment Portfolios 57

EQ/EMERGING MARKETS EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.


THE INVESTMENT STRATEGY

The Portfolio is non-diversified and, under normal circumstances, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars.


--------------------------------------------------------------------------------

   A Portfolio is considered "non-diversified" for federal securities law purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

     o its principal securities trading market is in an emerging market country;

     o alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

     o it is organized under the laws of, or has a principal office in, an emerging market country.

--------------------------------------------------------------------------------


The Adviser's investment approach combines top-down country allocation with bottom-up stock selection.

The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called "junk bonds"). The Portfolio also may, to a lesser extent, invest in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may utilize forward foreign currency contracts, options and futures contracts and swap transactions.

When market or financial conditions warrant, the Portfolio may invest in certain short- and medium-term fixed income securities of issuers other than emerging market issuers and may invest without limitation in high quality money market instruments for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

         Junk Bonds and Lower Rated Securities Risk

     o Focused Portfolio Risk

     o Foreign Securities Risk


        Currency Risk


        Emerging Market Risk

     o Liquidity Risk

     o Non-Diversification Risk

     o Portfolio Turnover Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


58 About the Investment Portfolios                           EQ Advisors Trust

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      -27.10%
                               1999       95.82%
                               2000      -40.12%
                               2001       -5.09%
                               2002       -6.05%


--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 49.97% (1999 4th Quarter)           (22.24)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                     SINCE
                                      ONE YEAR      FIVE YEARS      INCEPTION
--------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
   Portfolio - Class IB Shares     (6.05)%         (5.25)%        (8.81)%
--------------------------------------------------------------------------------
 MSCI EMF Index*                   (6.17)%         (4.66)%        (8.50)%
--------------------------------------------------------------------------------


* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Emerging Markets Equity Portfolio                Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       1.15%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.47%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.87%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.05)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.82%
--------------------------------------------------------------------------------



  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed 1.80. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."


 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.81%.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                    CLASS IB
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                           $  185
--------------------------------------------------------------------------------
 3 Years                                                          $  583
--------------------------------------------------------------------------------
 5 Years                                                          $1,006
--------------------------------------------------------------------------------
 10 Years                                                         $ 2.185
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

MORGAN STANLEY INVESTMENT MANAGEMENT, INC. ("MSIM, Inc."), 1221 Avenue of the Americas, New York, NY 10020. MSIM, Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM, Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM, Inc. is a direct subsidiary of Morgan Stanley. MSIM, Inc. does business in certain instances (including its role as adviser to the Portfolio) under the name Van Kampen.


MSIM, Inc.'s Emerging Markets Equity Group has primary responsibility for the day-to-day management of the Portfolio.



EQ Advisors Trust                           About the Investment Portfolios 59

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies included in the MSCI EAFE Index. The Portfolio is constructed to have aggregate investment characteristics similar to those of the MSCI EAFE Index. The Portfolio invests in a statistically selected sample of the securities of companies included in the MSCI EAFE Index, although not all companies within a country will be represented in the Portfolio at the same time. Stocks are selected based on country of origin, market capitalization, yield, volatility and industry sector. The Adviser will manage the Portfolio using advanced statistical techniques to determine which securities should be purchased or sold in order to replicate the MSCI EAFE index.

Over time, the correlation between the performance of the Portfolio and the MSCI EAFE Index is expected to be 95% or higher before deduction of Portfolio expenses. The Portfolio's ability to track the MSCI EAFE Index may be affected by, among others, transaction costs, ad- ministration and other expenses incurred by the Portfolio, changes in either the composition of the MSCI EAFE Index or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the MSCI EAFE Index, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

The Portfolio may invest to a lesser extent in short-term debt securities and money market instruments to meet redemption requests or to fa- cilitate investment in the securities of the MSCI EAFE Index.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the MSCI EAFE Index while retaining a cash balance for Portfolio management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or MSCI EAFE Index. These instruments are considered to be derivatives.

THE PRINCIPAL RISK

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk

     o Foreign Securities Risk

         Currency Risk

     o Index-Fund Risk

     o Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's average annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad based index. Past performance is not an indication of future performance. Alliance Capital became the Adviser to the Portfolio prior on January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fess and expenses, which would reduce the performance results.



--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      20.07%
                               1999      27.50%
                               2000     -17.63%
                               2001     -25.47%
                               2002     -17.87%

--------------------------------------------------------------------------------
 Best quarter (% and time period)    Worst quarter (% and time period)
 20.43% (1998 4th Quarter)           (20.33)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                 SINCE
                                               ONE YEAR        INCEPTION
--------------------------------------------------------------------------------
 EQ/International Equity Index Portfolio
   - Class IB Shares                        (17.87)%         (5.05)%
--------------------------------------------------------------------------------
 MSCI EAFE Index*                           (15.94)%         (2.89)%
--------------------------------------------------------------------------------



* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.



60 About the Investment Portfolios                           EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.



--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/International Equity Index Portfolio           Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.35%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.32%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.92%
--------------------------------------------------------------------------------



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:



--------------------------------------------------------------------------------
                                                                  CLASS IB
                                                                   SHARES
--------------------------------------------------------------------------------
 1 Year                                                          $   94
--------------------------------------------------------------------------------
 3 Years                                                         $  293
--------------------------------------------------------------------------------
 5 Years                                                         $  509
--------------------------------------------------------------------------------
 10 Years                                                        $1,131
--------------------------------------------------------------------------------



WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since January 2003. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.



EQ Advisors Trust                           About the Investment Portfolios 61

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY


The Portfolio invests primarily in securities of companies located in a number of different countries outside the United States. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. Such equity securities normally include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.


The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

o companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

o companies that earn 50% or more of their total revenues from business outside the U.S.;

o companies with 50% or more of their assets located in a country outside of the U.S.; and

o   companies whose securities are principally traded in foreign markets.

The Portfolio may engage in a variety of transactions using "derivatives," such as futures, options, warrants, forward and swap contracts on both securities and currencies.

The Portfolio will not limit its investments to any particular type of company. The Portfolio may invest in companies of any size although it generally will invest in large cap companies. The Adviser selects companies whose earnings it believes to be in a relatively strong growth trend or whose securities the Adviser considers to be undervalued. The Adviser considers, among other things, a company's financial strength, competitive position in its industry and projected future cash flows and earnings when deciding whether to buy or sell investments.

When market or financial conditions warrant, the Portfolio may invest, without limitation, in securities of any kind, including securities traded primarily in U.S. markets, cash and money market instruments for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Equity Risk


     o Foreign Securities Risk

         Currency Risk


         Emerging Market Risk

     o Liquidity Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results .


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1998      19.51%
                               1999      60.24%
                               2000     -12.33%
                               2001     -21.55%
                               2002     -16.61%
--------------------------------------------------------------------------------
 Best quarter: (% and time period)     Worst quarter: (% and time period)
 36.26% (1999 4th Quarter)             (20.57)% (2002 3rd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                       SINCE
                                      ONE YEAR       FIVE YEARS      INCEPTION
--------------------------------------------------------------------------------
 EQ/Putnam International Equity
   Portfolio - Class IB Shares     (16.61)%          1.89%           3.32%
--------------------------------------------------------------------------------
 MSCI EAFE Index*                  (15.94)%         (2.89)          (2.07)%
--------------------------------------------------------------------------------


* For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


62 About the Investment Portfolios                           EQ Advisors Trust

--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Putnam International Equity Portfolio            Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                       0.85%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)        0.25%
--------------------------------------------------------------------------------
 Other Expenses                                       0.20%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses            1.30%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement*              (0.05)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses**      1.25%
--------------------------------------------------------------------------------


  * Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management of the Trust - Expense Limitation Agreement."



 ** A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 1.24%.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.


The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                                 CLASS IB
                                                                  SHARES
--------------------------------------------------------------------------------
 1 Year                                                         $  127
--------------------------------------------------------------------------------
 3 Years                                                        $  407
--------------------------------------------------------------------------------
 5 Years                                                        $  708
--------------------------------------------------------------------------------
 10 Years                                                       $1,563
--------------------------------------------------------------------------------




WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937.

The Putnam Core International Equity Team has primary responsibility for the day-to-day management of the Portfolio.


EQ Advisors Trust                           About the Investment Portfolios 63

FIXED INCOME PORTFOLIOS

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY


Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.



--------------------------------------------------------------------------------

   The Portfolio's investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but not less than ten years. In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates).

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

--------------------------------------------------------------------------------



The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio also may purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.



In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

o U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

o U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

o U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

o "Ginnie Maes": Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

o "Fannie Maes": The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

o "Freddie Macs": The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs") which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

o Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture.

o "Sallie Maes": The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions


64 About the Investment Portfolios                           EQ Advisors Trust
   engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

The Portfolio may also invest in "zero coupon" U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.


--------------------------------------------------------------------------------

   Guarantees of the Portfolio's U.S. Government Securities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Portfolio's shares.

--------------------------------------------------------------------------------


The Portfolio may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"), but only if they are collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

 o Derivatives Risk

 o Fixed Income Risk

    Asset-Backed Securities Risk

    Credit Risk

    Interest Rate Risk

    Investment Grade Securities Risk

    Mortgage-Backed Securities Risk

 o Leveraging Risk

 o Portfolio Turnover Risk

 o Securities Lending Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                1993       10.3%
                                1994       -4.6%
                                1995       13.1%
                                1996        3.5%
                                1997        7.0%
                                1998        7.5%
                                1999      -0.23%
                                2000       8.99%
                                2001       7.98%
                                2002       8.58%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 4.83% (2001 3rd Quarter)             (0.83)% (1999 2nd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                    ONE YEAR     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/Alliance Intermediate
   Government Securities
   Portfolio - Class IB Shares     8.58%        6.47%          6.08%
--------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   Government Bond Index**         9.64%        7.44%          6.91%
--------------------------------------------------------------------------------


* For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

** For more information on this index, see the following section "More
   Information on Principal Risks and Benchmarks."


EQ Advisors Trust                           About the Investment Portfolios 65

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.


--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
   Portfolio                                       Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.50%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.09%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.84%
--------------------------------------------------------------------------------


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                    CLASS IB
                                                                     SHARES
--------------------------------------------------------------------------------
 1 Year                                                            $   86
--------------------------------------------------------------------------------
 3 Years                                                           $  268
--------------------------------------------------------------------------------
 5 Years                                                           $  466
--------------------------------------------------------------------------------
 10 Years                                                          $1,037
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

The Portfolio Managers are JEFFREY S. PHLEGAR and JOHN FEINGOLD. Mr. Phlegar has been responsible for the day-to-day management of the Portfolio and its predecessor since January 1999. Mr. Phlegar, a Senior Vice President of Alliance Capital has been associated with Alliance Capital for the past five years. Mr. Feingold is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital and its predecessor, Sanford C. Bernstein & Co., Inc. since 1998. From 1993 to 1998 Mr. Feingold was associated with Jennison Associates.


66 About the Investment Portfolios                           EQ Advisors Trust

EQ/ALLIANCE QUALITY BOND PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY

The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio will follow a policy of investing at least 65% of its total assets in securities which are rated investment grade at the time of purchase (i.e., at least Baa by Moody's or BBB by S&P), or in unrated fixed income securities that the Adviser determines to be of comparable quality. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody's and S&P).

In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser's assessment of prospective cyclical changes even if such action may adversely affect current income.

The Portfolio may also invest in foreign securities, although it will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon pay-in-kind securities, collateralized mortgage obligations, securities lending with a value of up to 50% of its total assets, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also use derivatives, including: purchasing put and call options and writing covered put and call options on securities it may purchase.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investments could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Convertible Securities Risk

     o Derivatives Risk

     o Fixed Income Risk

         Asset-Backed Securities Risk

         Credit Risk

         Interest Rate Risk

         Investment Grade Securities Risk

         Mortgage-Backed Securities Risk


         Zero Coupon and Pay-in Kind Securities Risk


     o Foreign Securities Risk

     o Leveraging Risk


     o Portfolio Turnover Risk


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Quality Bond Portfolio whose inception date is October 1, 1993. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


EQ Advisors Trust                           About the Investment Portfolios 67

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                               1994        -5.4%
                               1995        16.8%
                               1996         5.1%
                               1997         8.9%
                               1998         8.4%
                               1999       -2.25%
                               2000       11.28%
                               2001        8.04%
                               2002        7.68%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 4.49% (2001 3rd Quarter)             (1.74)% (1999 2nd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                  SINCE
                                    ONE YEAR     FIVE YEARS     INCEPTION
--------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
   Portfolio - Class IB Shares      7.68%       6.52%          6.08%
--------------------------------------------------------------------------------
 Lehman Brothers Aggregate
   Bond Index**                    10.25%       7.55%          7.07%
--------------------------------------------------------------------------------


* For periods prior to the inception of Class IB Shares (July 8, 1998), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

** For more information on this index, see the following section "More
   Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.


There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Alliance Quality Bond Portfolio                Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.52%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.87%
--------------------------------------------------------------------------------


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                                CLASS IB
                                                                 SHARES
--------------------------------------------------------------------------------
 1 Year                                                        $   89
--------------------------------------------------------------------------------
 3 Years                                                       $  278
--------------------------------------------------------------------------------
 5 Years                                                       $  482
--------------------------------------------------------------------------------
 10 Years                                                      $1,073
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

MATTHEW BLOOM has been responsible for the day-to-day management of the Portfolio and its predecessor since 1995. Mr. Bloom, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1989.


68 About the Investment Portfolios                           EQ Advisors Trust

EQ/HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high total return through a combination of current income and capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Manager has ultimate responsibility for the performance of the Portfolio and continuously monitors the performance and investment strategies of each of the Advisers.


The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so-called "junk bonds"), which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities. Junk bonds generally have a higher current yield but are rated either in the lower categories by NRSROs (i.e., rated Ba or lower by Moody's or BB or lower by S&P) or are unrated securities of comparable quality.


The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing.


The Portfolio may also make use of various other investment strategies, including investments in common stocks and other equity-type securities (such as convertible debt securities) and secured loans of its portfolio securities without limitation in order to enhance its current return and to reduce fluctuations in net asset value. The Portfolio may also use derivatives, including: writing covered call and put options; purchasing call and put options on individual fixed income securities, securities indexes and foreign currencies; and purchasing and selling stock index, interest rate and foreign currency futures contracts and options thereon. The Portfolio may also invest in participations and assignments of loans originally made by institutional lenders or lending syndicates.


In the event that any securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if the Adviser believes that such investments are considered appropriate under the circumstances.


The Portfolio may also invest in fixed income securities that are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities.


When market or financial conditions warrant, the Portfolio may also make temporary investments in high-quality U.S. dollar-denominated money market instruments. Such investment strategies could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


Performance may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Fixed Income Risk

         Credit Risk

         Interest Rate Risk

         Junk Bond or Lower Rated Securities Risk

         Mortgage-Backed Securities Risk

     o Foreign Securities Risk

     o Leveraging Risk

     o Liquidity Risk

     o Loan Participation and Assignment Risk

     o Multiple Adviser Risk

     o Securities Lending Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance High Yield Portfolio) managed by Alliance Capital using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance High Yield Portfolio whose inception date is January 2, 1987. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked. Until July 15, 2002, Alliance Capital was the sole Adviser of the Portfolio. Since that date, it has employed multiple Advisers. Since the Manager may add to, dismiss or replace the Adviser in the Portfolio, the Portfolio's historical performance may cover periods when portions of the Portfolio were advised by different Advisers.


EQ Advisors Trust                           About the Investment Portfolios 69

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                 1993      22.9%
                                 1994      -3.0%
                                 1995      19.7%
                                 1996      22.6%
                                 1997      18.2%
                                 1998      -5.4%
                                 1999     -3.58%
                                 2000     -8.90%
                                 2001      0.66%
                                 2002     -2.96%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 7.99% (1997 2nd Quarter)             (11.09)% (1998 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                         ONE YEAR      FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/High Yield Portfolio
   - Class IB Shares                       (2.96)%    (4.10)%            5.32%
--------------------------------------------------------------------------------
 Credit Suisse First Boston Global
   High Yield Index**                       3.10%      1.44%             6.52%
--------------------------------------------------------------------------------


* For periods prior to the inception of Class IB Shares (October 2, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/High Yield Portfolio                           Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.60%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.09%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.94%
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                CLASS IB
                                                                 SHARES
--------------------------------------------------------------------------------
 1 Year                                                        $   96
--------------------------------------------------------------------------------
 3 Years                                                       $  300
--------------------------------------------------------------------------------
 5 Years                                                       $  520
--------------------------------------------------------------------------------
 10 Years                                                      $1,155
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO
In accordance with the Multi-Manager Order, the Manager may, among other things, select new or additional Advisers for the Portfolio. Currently, Alliance Capital Management L.P., and Pacific Investment Management Company LLC have been selected by the Manager to serve as Advisers for this Portfolio. New or additional Advisers may be added in the future.

The Manager allocates the assets of the Portfolio and all daily cash flows (share purchases) and outflows (redemptions and expense items) among the Advisers, subject to the oversight of the Board. The Manager reviews the asset allocation in the Portfolio on a periodic basis. The Manager may, subject to the oversight of the Board, reallocate assets from one Adviser to another when it would be in the best interest of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to other Adviser(s).

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been an Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

   MICHAEL SNYDER is responsible for the day-to-day management of the Alliance Capital portion of the Portfolio. Mr. Snyder joined Alliance Capital in 2001 as a member of the High Yield Portfolio Management team and is a Senior Vice President. Prior to joining Alliance Capital, Mr. Snyder was a Managing Director at Donaldson, Lufkin and Jenrette and Bear, Stearns and Co., where he founded and directed the high yield asset management group.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC. ("PIMCO"), 840 Newport Center, Newport Beach, California 92660. Organized in 1971,


70 About the Investment Portfolios                           EQ Advisors Trust

PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO was added as an Adviser to the Portfolio on July 15, 2002.


   The day-to-day investments for that portion of the Portfolio's assets allocated to PIMCO will be made by a team led by Raymond Kennedy, a Managing Director at PIMCO. Mr. Kennedy joined PIMCO in 1996 as a Portfolio Manager.


EQ Advisors Trust                           About the Investment Portfolios 71

EQ/J.P. MORGAN CORE BOND PORTFOLIO
INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio's total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by S&P or Baa or better by Moody's or unrated securities of similar quality. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate in the circumstances.

The Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser's view of the market and interest rates. The Adviser also actively allocates the Portfolio's assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset-backed securities, mortgage-related securities and direct mortgage obligations. The securities can be of any duration but will generally mature within one year of the Salomon Brothers Broad Investment Grade Bond Index (currently about 5 years). The Portfolio may also use futures contracts to change the duration of the Portfolio's bond holdings.


--------------------------------------------------------------------------------

   Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

--------------------------------------------------------------------------------


The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries.

Under normal market conditions, the Portfolio will be primarily invested in bonds. When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in money market securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.


The Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Derivatives Risk

     o Fixed Income Risk

         Asset-Backed Securities Risk

         Credit Risk

         Interest Rate Risk

         Investment Grade Securities Risk

         Mortgage-backed Securities Risk

     o Foreign Securities Risk

     o Liquidity Risk

     o Portfolio Turnover Risk


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio's average annual total returns for the past one year and since inception through December 31, 2002 and compares the Portfolio's performance to the returns of a broad-based index. Past performance is not an indication of future performance.



Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


72 About the Investment Portfolios                           EQ Advisors Trust

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                 1998      9.02%
                                 1999     -1.64%
                                 2000     11.55%
                                 2001      7.95%
                                 2002      9.52%

--------------------------------------------------------------------------------
 Best quarter: (% and time period)     Worst quarter: (% and time period)
 4.72% (1998 3rd Quarter)              (1.62)% (1999 2nd Quarter)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                          SINCE
                                                           ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond Portfolio - Class IB
   Shares                                                     9.52%        7.18%
--------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index*'**                    10.25%        7.55%
--------------------------------------------------------------------------------
 Salomon Brothers Broad Investment Grade Bond
   Index*                                                    10.09%        7.52%
--------------------------------------------------------------------------------


 * For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

** We believe that this index reflects more closely the market sectors in which the Portfolio invests.


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond Portfolio                Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.45%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.10%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.80%
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                             CLASS IB
                                                              SHARES
--------------------------------------------------------------------------------
 1 Year                                                     $ 82
--------------------------------------------------------------------------------
 3 Years                                                    $255
--------------------------------------------------------------------------------
 5 Years                                                    $444
--------------------------------------------------------------------------------
 10 Years                                                   $990
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036. J.P. Morgan has been the Adviser to the Portfolio since it commenced operations. J.P. Morgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirements plans in the nation.

The Portfolio Managers, responsible for the day to day management of the Portfolio since it commenced operations, are PAUL L. ZEMSKY, head of the U.S. Fixed Income macro team of J.P. Morgan, who joined J.P. Morgan in 1985; and MARK
D. SETTLES, a vice president and portfolio manager in the U.S. Fixed Income Group of J.P. Morgan who is responsible for central bank and global fixed income clients and who joined J.P. Morgan in 1994.


EQ Advisors Trust                           About the Investment Portfolios 73

EQ/MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

o marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");

o certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

     (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

     (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody's or (ii) long term debt rated at least AA by S&P or Aa by Moody's;

o commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies;

o mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

o corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's;

o   floating rate or master demand notes; and

o   repurchase agreements covering U.S. Government securities.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks and making secured loans of up to 50% of its total portfolio securities.

THE PRINCIPAL RISKS
An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Fixed Income Risk

         Asset-Backed Securities Risk

         Interest Rate Risk

         Mortgage-Backed Securities Risk

     o Foreign Securities Risk

     o Money Market Risk

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance.


The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.



74 About the Investment Portfolios                           EQ Advisors Trust

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                   1993      2.7%
                                   1994      3.8%
                                   1995      5.5%
                                   1996      5.1%
                                   1997      5.2%
                                   1998      5.1%
                                   1999     4.71%
                                   2000     5.99%
                                   2001     3.63%
                                   2002     1.21%
--------------------------------------------------------------------------------
 Best quarter (% and time period)      Worst quarter (% and time period)
 1.52% (2000 3rd Quarter)              0.24% (2002 4th Quarter)
--------------------------------------------------------------------------------
 The Portfolio's 7-day yield for the quarter ended December 31, 2002 was 0.77%.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                 ONE YEAR     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/Money Market Portfolio -
   Class IB Shares              1.21%        4.10%          4.27%
--------------------------------------------------------------------------------
 3-Month Treasury Bill          1.70%        4.30%          4.51%
--------------------------------------------------------------------------------


* For periods prior to the inception of Class IB Shares (October 2, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Money Market Portfolio                         Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                    0.33%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)     0.25%
--------------------------------------------------------------------------------
 Other Expenses                                    0.06%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses         0.64%
--------------------------------------------------------------------------------



EXAMPLE



This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:




--------------------------------------------------------------------------------
                                                                  CLASS IB
                                                                   SHARES
--------------------------------------------------------------------------------
 1 Year                                                          $ 65
--------------------------------------------------------------------------------
 3 Years                                                         $205
--------------------------------------------------------------------------------
 5 Years                                                         $357
--------------------------------------------------------------------------------
 10 Years                                                        $798
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

The Portfolio Managers responsible for the day to day management of the Portfolio are: RAYMOND J. PAPERA and KENNETH CARTY. Mr. Papera has been responsible for the day-to-day management of the Portfolio and its predecessor since 1990. Mr. Papera, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1990. Mr. Carty, a Vice President and Portfolio Manager of Alliance Capital or its parent company since 1997, has been associated with Alliance Capital since 1993.


EQ Advisors Trust                           About the Investment Portfolios 75

BALANCED/HYBRID PORTFOLIO

EQ/BALANCED PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high return through both appreciation of capital and current income.

THE INVESTMENT STRATEGY

The Portfolio employs multiple Advisers, each of whom is responsible for investing an allocated portion of the Portfolio. The Manager has ultimate responsibility for the performance of the Portfolio and continuously monitors the performance and investment strategies of each of the Advisers.


The Portfolio invests varying portions of its assets primarily in publicly-traded equity and debt securities and money market instruments depending on economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium.


The Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and current income through investments primarily in high-quality U.S. dollar denominated money market instruments.


The Portfolio's investments in common stocks will primarily consist of common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities. The Portfolio may also invest up to 20% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities which may include American depositary receipts and other depositary arrangements).


The Portfolio at all times will hold at least 25% of its total assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have a minimum or "core holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings are expected to average approximately 60% in equity securities and approximately 40% in fixed income securities. Asset mixes will periodically be rebalanced by the Manager to maintain the appropriate asset mix.


The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates, as well as debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be U.S. Government Securities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if an Adviser considers them appropriate investments under the circumstances. In addition, the Portfolio may at times hold some of its assets in cash.

The Portfolio may also make use of various other investment strategies, including using up to 50% of its total portfolio assets for securities lending purposes. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon.

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section "More Information on Principal Risks and Benchmarks."

     o Asset Allocation Risk

     o Derivatives Risk

     o Equity Risk

     o Fixed Income Risk

         Credit Risk

         Interest Rate Risk

         Investment Grade Securities Risk

     o Foreign Securities Risk

     o Growth Investing Risk

     o Leveraging Risk

     o Liquidity Risk

     o Multiple-Adviser Risk

     o Portfolio Turnover Risk

     o Small-Cap and Mid-Cap Company Risk

     o Value Investing Risk

76 About the Investment Portfolios                           EQ Advisors Trust

PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2002 and compares the Portfolio's performance to the returns of a "blended" index of equity and fixed income securities. Past performance is not an indication of future performance.



The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance/ Balanced Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Balanced Portfolio whose inception date is January 27, 1986. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the periods commencing on or after October 19, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor have been linked. Until May 1, 2000 Alliance Capital was the sole Adviser of the Portfolio. Since that date, it has employed multiple Advisers. Since the Manager may add to, dismiss or replace the Advisers in the Portfolio, the Portfolio's historical performance may cover periods when portions of the Portfolio were advised by different Advisers.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the perfor mance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN*
--------------------------------------------------------------------------------

                                [CHART OMITTED]
                                1993      12.0%
                                1994      -8.3%
                                1995      19.5%
                                1996      11.4%
                                1997      14.8%
                                1998     17.86%
                                1999     17.50%
                                2000     -1.58%
                                2001     -2.08%
                                2002    -12.71%

--------------------------------------------------------------------------------
 Best quarter (% and time period)     Worst quarter (% and time period)
 13.82% (1998 4th Quarter)            (8.49)% (2001 3rd Quarter)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                     ONE YEAR       FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
 EQ/Balanced Portfolio - Class
   IB Shares                      (12.71)%         3.21%          6.25%
--------------------------------------------------------------------------------
 60% S&P 500/40% Lehman
   Brothers Aggregate Bond
   Index**, ***                    (9.15)%         2.67%          8.61%
--------------------------------------------------------------------------------
 50%/S&P 500/50% Lehman
   Brothers Aggregate Bond
   Index**                         (5.92)%         3.49%          8.43%
--------------------------------------------------------------------------------


  * For periods prior to the inception of Class IB Shares (July 8, 1998), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

  ** For more information on this index, see the following section "More Information on Principal Risks and Benchmarks."

  *** We believe that this index reflects more closely the market sectors in which the Portfolio invests.


PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.




--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
--------------------------------------------------------------------------------
 EQ/Balanced Portfolio                              Class IB Shares
--------------------------------------------------------------------------------
 Management Fee                                      0.57%
--------------------------------------------------------------------------------
 Distribution and/or Service Fees (12b-1 fees)       0.25%
--------------------------------------------------------------------------------
 Other Expenses                                      0.09%
--------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses           0.91%
--------------------------------------------------------------------------------
 Less Fee Waiver/Expense Reimbursement              (0.01)%
--------------------------------------------------------------------------------
 Net Total Annual Portfolio Operating Expenses*      0.90%
--------------------------------------------------------------------------------



 * A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2002 were 0.88%.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


EQ Advisors Trust                           About the Investment Portfolios 77

--------------------------------------------------------------------------------
                                                                CLASS IB
                                                                 SHARES
--------------------------------------------------------------------------------
 1 Year                                                        $   92
--------------------------------------------------------------------------------
 3 Years                                                       $  289
--------------------------------------------------------------------------------
 5 Years                                                       $  503
--------------------------------------------------------------------------------
 10 Years                                                      $1,119
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

In accordance with the Multi-Manager Order, the Manager may, among other things, select new or additional Advisers for the Portfolio. Currently, Alliance Capital Management L.P., Capital Guardian Trust Company, Jennison Associates LLC and Mercury Advisors have been selected by the Manager to serve as Advisers for this Portfolio. New or additional advisers may be added in the future.

The Manager allocates the assets of the Portfolio and all daily cash inflows (share purchases) and outflows (redemptions and expense items) among the Advisers, subject to the oversight of the Board. The Manager reviews the asset allocation in the Portfolio on a period basis. The Manager may, subject to the oversight of the Board, reallocate assets from one Adviser to another when it would be in the best interest of the Portfolio and its shareholders to do so. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to other Adviser(s).

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Until May 1, 2000, Alliance Capital was the exclusive Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

   Investment management decisions for the equity portion of the Portfolio's assets allocated to Alliance Capital are made by a team of employees of Alliance Capital. The investment management decisions for the fixed income portion of the Portfolio's assets allocated to Alliance Capital are made by Alison Martier, who is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital or its parent company since 1979.

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian was added as an Adviser to the Portfolio on May 1, 2000. Capital Guardian has been providing investment management services since 1968.

   The day-to-day investment management decisions for that portion of the Portfolio's total assets allocated to Capital Guardian are made by a team of portfolio managers at Capital Guardian.


MERCURY ADVISORS ("Mercury"), a division of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, has been an Adviser to the Portfolio since December 6, 2001. Mercury, together with its investment advisory affiliates, is the world's third-largest asset management firm, with total assets under management of $460 billion as of December 31, 2002. Mercury and its advisory affiliates serve as investment advisers to certain affiliated registered investment companies and provide investment advisory services for individuals and institutions.


The individual portfolio managers for that portion of the Portfolio's total assets allocated to Mercury are as follows:

   KEVIN RENDINO and ROBERT J. MARTORELLI are primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been, a Managing Director of Mercury since 1997. Mr. Rendino was a First Vice President and Vice President of Mercury (or its predecessor) from 1993 to 1997. Mr. Martorelli has been a Managing Director of Mercury since 1997. Mr. Martorelli was a First Vice President of Mercury (or its predecessory) and Vice President of Mercury (or its predecessor) from 1987 to 1997.

JENNISON ASSOCIATES LLC ("Jennison"), 466 Lexington Avenue, New York, New York 10017, was added as an Adviser to the Portfolio on May 1, 2000. Jennison has served as an investment adviser to investment companies since 1990.

The individual portfolio managers for that portion of the Portfolio's total assets allocated to Jennison are as follows:

   MICHAEL A. DEL BALSO. Michael A. Del Balso is a Director, Executive Vice President and Equity Portfolio Manager of Jennison. Mr. Del Balso joined Jennison in 1972.

   KATHLEEN A. MCCARRAGHER. Ms. McCarragher is a Director, Executive Vice President and Equity Portfolio Manager of Jennison. Ms. McCarragher joined Jennison in 1998. From 1992-1998, she was a Managing Director and Director of Large Cap Growth Equities at Weiss, Peck & Greer L.L.C.


78 About the Investment Portfolios                           EQ Advisors Trust

2.  More information on principal risks and benchmarks
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

     ASSET CLASS RISK: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

     MARKET RISK: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company's financial condition as well as overall market and economic conditions.


     SECURITY SELECTION RISK: The Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio's objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.


As indicated in "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the actual allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES RISK: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

     FUTURES AND OPTIONS RISK: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

EQUITY RISK: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

FIXED INCOME RISK: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

     ASSET-BACKED SECURITIES RISK: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore,


EQ Advisors Trust        More information on principal risks and benchmarks 79
      usually be at a lower interest rate than the original investment, lowering the Portfolio's yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

     CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.


     Credit risk is particularly significant for certain Portfolios, such as the EQ/Janus Large Cap Growth Portfolio and the EQ/High Yield Portfolio, that may invest a material portion of their assets in "JUNK BONDS" or lower-rated securities.

     INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

     INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB or higher by S&P or Baa or higher by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

     JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody's) are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value. A Portfolio investing in "junk bonds" may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

     MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

     ZERO COUPON AND PAY-IN-KIND SECURITIES RISK: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

FOCUSED PORTFOLIO RISK: Certain Portfolios invest in the securities of a limited number of companies. Consequently these Portfolios may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.


FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio's investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:


     CURRENCY RISK: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in


80 More information on principal risks and benchmarks        EQ Advisors Trust
     currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

     EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

     GEOGRAPHIC RISK: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

     POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

     REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

     TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.


INDEX-FUND RISK: The EQ/Equity 500 Index, EQ/International Equity Index, and EQ/Small Company Index Portfolios are not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the EQ/Equity 500 Index Portfolio utilizes proprietary modeling techniques to match the performance results of the S&P 500. The EQ/ Small Company Index and EQ/International Equity Index Portfolios utilize a "passive" or "indexing" investment approach and attempts to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., Russell 2000 or MSCI EAFE) through statistical procedures. Therefore, the Portfolios will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.


LEVERAGING RISK: When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

MONEY MARKET RISK: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

LOAN PARTICIPATION AND ASSIGNMENT RISK: In addition to the risks associated with fixed income investments generally, the Portfolio's investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan, might fail financially. It is also possible that, under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.


EQ Advisors Trust        More information on principal risks and benchmarks 81

MULTIPLE-ADVISER RISK: The EQ/Aggressive Stock, EQ/Balanced and EQ/High Yield Portfolios employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of common stocks for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in two different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio.

NON-DIVERSIFICATION RISK: The EQ/Lazard Small Cap Value Portfolio, the EQ/Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio are classified as "non-diversified" investment companies, which means that the proportion of each Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio's investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

PORTFOLIO TURNOVER RISK: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

SECTOR RISK: Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of a Portfolio's investments. Many technology stocks, especially those of smaller less-seasoned companies, tend to be more volatile than the overall market.


SECURITIES LENDING RISK: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. In addition, the EQ/High Yield and EQ/Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.


SMALL-CAP AND/OR MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.


82 More information on principal risks and benchmarks        EQ Advisors Trust

BENCHMARKS

The performance of each of the Trust's Portfolios as shown on the following pages compares each Portfolio's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios' annualized rates of return are net of:
(i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.


Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

THE CREDIT SUISSE FIRST BOSTON GLOBAL HIGH YIELD INDEX ("CSFB Index") is an unmanaged trader priced index that mirrors the public high-yield debt market.


THE LEHMAN BROTHERS AGGREGATE BOND INDEX ("Lehman Aggregate Bond Index") covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be U.S. dollar denominated.




THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX ("Lehman Intermediate Government Bonds Index") represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

THE MSCI EAFE(Reg. TM) INDEX (EUROPE, AUSTRALASIA, FAR EAST) ("MSCI EAFE") contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International ("MSCI") to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

THE MSCI EMF (EMERGING MARKETS FREE) INDEX(SM) ("MSCI EMF") is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 26 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. "Free" MSCI indices exclude those shares not purchasable by foreign investors.

THE RUSSELL 3000(Reg. TM) INDEX ("Russell 3000") is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

THE RUSSELL 3000(Reg. TM) GROWTH INDEX ("Russell 3000 Growth") is an unmanaged index that measures the performance of those companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 1000(Reg. TM) INDEX ("Russell 1000") is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, representing approximately 92% of the total market capitalization of the Russell 3000.

THE RUSSELL 1000(Reg. TM) GROWTH INDEX ("Russell 1000 Growth") is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


THE RUSSELL 1000(Reg. TM) VALUE INDEX ("Russell 1000 Value") is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted earnings.

THE RUSSELL 1000 TECHNOLOGY INDEX is an unmanaged index of common stocks that measures the performance of those Russell 1000 Index companies classified as technology companies.

THE RUSSELL 2000(Reg. TM) INDEX ("Russell 2000") is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

THE RUSSELL 2000(Reg. TM) VALUE INDEX ("Russell 2000 Value") is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

THE RUSSELL 2500(TM) INDEX ("Russell 2500") is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 17% of the total market capitalization of the Russell 3000.


EQ Advisors Trust        More information on principal risks and benchmarks 83

THE RUSSELL 2500(TM) GROWTH INDEX ("Russell 2500 Growth") is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 2500(TM) VALUE INDEX ("Russell 2500 Value") is an unmanaged index which measures the performance of those companies in the Russell 2500 with lower price-to-book ratios and lower forecasted growth values.

SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX ("SAL BIG") is an unmanaged weighted index that contains approximately 4,700 individually priced investment grade bonds.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 Index") is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor's to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P MidCap 400 Index") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of December 31, 2002 of about $1.5 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

"Blended" performance numbers (e.g., 50% S&P 500 Index/50% Russell 2000 or 50% S&P 500 Index/50% Lehman Aggregate Index) assume a static mix of the two indices. We believe that these indices reflect more closely the market sectors in which certain Portfolios invest.

50% (OR 60%) S&P 500 INDEX/50% (OR 40%) LEHMAN AGGREGATE BOND INDEX is made up 50% (or 60%) by the S&P 500 Index, which is an unmanaged weighted index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market, and 50% (or 40%) by the Lehman Aggregate Bond Index, which is an index comprised of investment grade fixed income securities, including U.S. Treasury, mortgage-backed, corporate and "Yankee" bonds (U.S. dollar-denominated bonds issued outside the United States).


84 More information on principal risks and benchmarks        EQ Advisors Trust

3. Management of the Trust
--------------------------------------------------------------------------------

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."


THE TRUST


The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust's Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among thirty-four (34) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.



THE MANAGER

The Equitable Life Assurance Society of the United States ("Equitable"), through its AXA Funds Management Group unit (the "Manager"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser's portfolio management team to determine whether its investment activities remain consistent with the Portfolios' investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser's overall business. The Manager monitors continuity in the Adviser's operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews with each Adviser.


The Manager obtains detailed information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.


The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio's assets subject to the approval of the Trust's Board of Trustees. The Manager also has discretion to allocate each Portfolio's assets among the Portfolio's Advisers. The Manager recommends Advisers for each Portfolio to the Trust's Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Trust's Board of Trustees to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") such as Alliance Capital Management L.P., unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio's shareholders.


MANAGEMENT FEES

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager received in 2002 for managing each of the Portfolios and the rate of the management fees waived by the Manager in 2002 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.


MANAGEMENT FEES PAID BY THE PORTFOLIOS IN 2002



--------------------------------------------------------------------------------
                                                     RATE OF
                                                      FEES
                                                     WAIVED
                                      ANNUAL          AND
                                       RATE         EXPENSES
 PORTFOLIOS                          RECEIVED      REIMBURSED
--------------------------------------------------------------------------------
 EQ/Aggressive Stock                 0.63%          0.00%
 EQ/Alliance Common Stock            0.48%          0.00%
 EQ/Alliance Growth and Income       0.58%          0.00%
 EQ/Alliance Intermediate            0.50%          0.00%
   Government Securities
 EQ/Alliance International           0.82%          0.02%
 EQ/Alliance Premier Growth          0.90%          0.09%
 EQ/Alliance Quality Bond            0.52%          0.00%
 EQ/Alliance Small Cap Growth        0.75%          0.00%
 EQ/Alliance Technology              0.90%          0.10%
 EQ/Balanced                         0.57%          0.01%
 EQ/Bernstein Diversified Value      0.65%          0.03%
 EQ/Calvert Socially Responsible     0.65%          1.02%
 EQ/Capital Guardian                 0.85%          0.19%
   International
 EQ/Capital Guardian Research        0.65%          0.11%
 EQ/Capital Guardian U.S. Equity     0.65%          0.07%
 EQ/Emerging Markets Equity          1.15%          0.05%
 EQ/Equity 500 Index                 0.25%          0.00%
--------------------------------------------------------------------------------


EQ Advisors Trust                 Management of the Trust  85

--------------------------------------------------------------------------------
                                                   RATE OF
                                                    FEES
                                                   WAIVED
                                    ANNUAL          AND
                                     RATE         EXPENSES
 PORTFOLIOS                        RECEIVED      REIMBURSED
--------------------------------------------------------------------------------
 EQ/Evergreen Omega                 0.65%          0.59%
 EQ/Fl Mid Cap                      0.70%          0.08%
 EQ/Fl Small/Mid Cap Value          0.75%          0.00%
 EQ/High Yield                      0.60%          0.00%
 EQ/International Equity Index      0.35%          0.00%
 EQ/J.P. Morgan Core Bond           0.45%          0.00%
 EQ/Janus Large Cap Growth          0.90%          0.11%
 EQ/Lazard Small Cap Value          0.75%          0.01%
 EQMarsico Focus                    0.90%          0.18%
 EQ/Mercury Basic Value Equity      0.60%          0.00%
 EQ/MFS Emerging Growth             0.65%          0.00%
   Companies
 EQ/MFS Investors Trust             0.60%          0.01%
 EQ/Money Market                    0.33%          0.00%
 EQ/Putnam Growth & Income          0.60%          0.00%
   Value
 EQ/Putnam International Equity     0.85%          0.05%
 EQ/Putnam Voyager                  0.65%          0.07%
 EQ/Small Company Index             0.25%          0.00%
--------------------------------------------------------------------------------



The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval. For certain administrative services, in addition to the management fee, each Portfolio pays the Manager a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio and an additional $30,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).



EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2004 the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), are limited to the following respective expense ratios:

EXPENSE LIMITATION PROVISIONS




--------------------------------------------------------------------------------
                                           TOTAL EXPENSES LIM-
                                         ITED TO (% OF DAILY
 PORTFOLIOS                                  NET ASSETS)
--------------------------------------------------------------------------------
 EQ/Alliance International                       1.10%
 EQ/Alliance Premier Growth                      1.15%
 EQ/Alliance Technology                          1.15%
 EQ/Bernstein Diversified Value                  0.95%
 EQ/Calvert Socially Responsible                 1.05%
 EQ/Capital Guardian International               1.20%
 EQ/Capital Guardian Research                    0.95%
 EQ/Capital Guardian U.S. Equity                 0.95%
 EQ/Emerging Markets Equity                      1.80%
 EQ/Evergreen Omega                              0.95%
 EQ/FI Mid Cap                                   1.00%
 EQ/FI Small/Mid Cap Value                       1.10%
 EQ/International Equity Index                   1.10%
 EQ/J.P. Morgan Core Bond                        0.80%
 EQ/Janus Large Cap Growth                       1.15%
 EQ/Lazard Small Cap Value                       1.10%
 EQ/Marsico Focus                                1.15%
 EQ/Mercury Basic Value Equity                   0.95%
 EQ/MFS Investors Trust                          0.95%
 EQ/Putnam Growth & Income Value                 0.95%
 EQ/Putnam International Equity                  1.25%
 EQ/Putnam Voyager                               0.95%
 EQ/Small Company Index                          0.85%
--------------------------------------------------------------------------------


The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within five years (or two or three years for certain Portfolios) of the payment being made and the combination of the Portfolio's expense ratio and such reimbursements do not exceed the Portfolio's expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses


86 Management of the Trust                                   EQ Advisors Trust

4. Fund distribution arrangements
--------------------------------------------------------------------------------

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC ("AXA Distributors") serves as the other distributor for the Class IB shares of the Trust as well as for the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.


EQ Advisors Trust                           Fund distribution arrangements  87

5. Buying and selling shares
--------------------------------------------------------------------------------

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares


The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.


These Portfolios are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Portfolios. These kinds of strategies and transfer activities are disruptive to the Portfolios. If we determine that your transfer patterns among the Portfolios are disruptive to the Portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a Portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


88 Buying and selling shares                                 EQ Advisors Trust

6. How portfolio shares are priced
--------------------------------------------------------------------------------

"Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:


--------------------------------------------------------------------------------

                       TOTAL MARKET VALUE     CASH AND
                         OF SECURITIES    + OTHER ASSETS - LIABILITIES
NET ASSET VALUE =    -------------------------------------------------
                                NUMBER OF OUTSTANDING SHARES

--------------------------------------------------------------------------------


The net asset value of Portfolio shares is determined according to this schedule:

o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

o A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

o EQUITY SECURITIES - most recent sales price or if there is no sale, latest available bid price.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS - amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.


o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

o OPTIONS - last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.


o FUTURES - last sales price or, if there is no sale, latest available bid price.

o OTHER SECURITIES - other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.


Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio's net asset value.


The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of Trustees believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values as of the time of pricing.

EQ Advisors Trust                          How portfolio shares are priced  89

7.  Dividends and other distributions and tax consequences
--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.


TAX CONSEQUENCES

Each Portfolio of the Trust is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.


90 Dividends and other distributions and tax consequences    EQ Advisors Trust

8. Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the financial performance for the Trust's Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio's operations). The information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the Trust's financial statements as of December 31, 2002 appears in the Trust's Annual Report. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did not reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust's Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


EQ/AGGRESSIVE STOCK PORTFOLIO(D):





                                                                             CLASS IA
                                       -------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------------
                                             2002            2001             2000              1999              1998
                                       --------------- --------------- ----------------- ----------------- -----------------
Net asset value, beginning of
  year ...............................    $   22.83       $   30.61       $   38.01         $   34.15         $   36.22
                                          ---------       ---------       ---------         ---------         ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .............................        (0.01)           0.11            0.12              0.12              0.09
 Net realized and unrealized
  gain (loss) on
  investments ........................        (6.53)          (7.76)          (5.00)             6.22             (0.28)
                                          ---------       ---------       ---------         ---------         ---------
 Total from investment
  operations .........................        (6.54)          (7.65)          (4.88)             6.34             (0.19)
                                          ---------       ---------       ---------         ---------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................            -#          (0.10)          (0.13)            (0.12)            (0.16)
 Distributions from realized
  gains ..............................            -           (0.03)          (2.39)            (2.36)            (1.72)
                                          ---------       ---------       ---------         ---------         ---------
 Total dividends and
  distributions ......................            -#          (0.13)          (2.52)            (2.48)            (1.88)
                                          ---------       ---------       ---------         ---------         ---------
Net asset value, end of year .........    $   16.29       $   22.83       $   30.61         $   38.01         $   34.15
                                          =========       =========       =========         =========         =========
Total return .........................       (28.68)%        (24.99)%        (13.13)%           18.84%             0.29%
                                          =========       =========       =========         =========         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................    $1,333,623      $2,179,759      $3,285,884        $4,368,877        $4,346,907
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.71%           0.69%           0.65%(c)           0.56%             0.56%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.66%        N/A             N/A                 N/A               N/A
Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ..........................        (0.16)%          0.42%           0.35%(c)           0.33%             0.24%
Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ..........................        (0.11)%       N/A             N/A                 N/A               N/A
Portfolio turnover rate ..............          112%            195%            151%                87%              105%



                                                                        CLASS IB
                                       ------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------------------
                                            2002          2001            2000            1999         1998
                                       ------------- ------------- ----------------- ------------- ------------
Net asset value, beginning of
  year ...............................   $  22.72      $  30.46       $    37.83       $ 34.01       $ 36.13
                                         --------      --------       ----------       -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .............................      (0.07)         0.03             0.06          0.03          0.01
 Net realized and unrealized
  gain (loss) on
  investments ........................      (6.49)        (7.70)           (4.99)         6.20         (0.29)
                                         --------      --------       ----------       -------       -------
 Total from investment
  operations .........................      (6.56)        (7.67)           (4.93)         6.23         (0.28)
                                         --------      --------       ----------       -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................          -#        (0.04)           (0.05)        (0.05)        (0.12)
 Distributions from realized
  gains ..............................          -         (0.03)           (2.39)        (2.36)        (1.72)
                                         --------      --------       ----------       -------       -------
 Total dividends and
  distributions ......................          -#        (0.07)           (2.44)        (2.41)        (1.84)
                                         --------      --------       ----------       -------       -------
Net asset value, end of year .........   $  16.16      $  22.72       $    30.46       $ 37.83       $ 34.01
                                         ========      ========       ==========       =======       =======
Total return .........................     (28.86)%      (25.18)%         (13.35)%       18.55%         0.05%
                                         ========      ========       ==========       =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................   $146,909      $219,748       $  267,858       $233,265      $153,782
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................       0.96%         0.94%            0.90%(c)       0.81%         0.82%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................       0.91%       N/A            N/A               N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ..........................      (0.41)%        0.12%            0.10%(c)       0.07%         0.02%
Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ..........................      (0.36)%      N/A            N/A               N/A          N/A
Portfolio turnover rate ..............        112%          195%             151%            87%          105%



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  91

EQ/ALLIANCE COMMON STOCK PORTFOLIO(D):






                                                                             CLASS IA
                                       -------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------------
                                             2002            2001            2000              1999               1998
                                       --------------- --------------- ---------------- ------------------ -----------------
Net asset value, beginning of
  year ...............................    $   15.70       $   17.98       $    26.17       $    24.35         $    21.61
                                          ---------       ---------       ----------       ----------         ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income. ..............         0.12            0.12             0.15             0.17               0.18
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..............        (5.32)          (1.97)           (3.82)            5.84               5.99
                                          ---------       ---------       ----------       ----------         ----------
 Total from investment
  operations .........................        (5.20)          (1.85)           (3.67)            6.01               6.17
                                          ---------       ---------       ----------       ----------         ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................        (0.01)          (0.11)           (0.15)           (0.16)             (0.15)
 Distributions from realized
  gains ..............................            -           (0.32)           (4.37)           (4.03)             (3.28)
                                          ---------       ---------       ----------       ----------         ----------
 Total dividends and
  distributions ......................        (0.01)          (0.43)           (4.52)           (4.19)             (3.43)
                                          ---------       ---------       ----------       ----------         ----------
Net asset value, end of year .........    $   10.49       $   15.70       $    17.98       $    26.17         $    24.35
                                          =========       =========       ==========       ==========         ==========
Total return .........................       (33.15)%        (10.50)%         (14.03)%          25.19%             29.39%
                                          =========       =========       ==========       ==========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................    $5,382,662      $9,577,763      $11,797,888      $14,951,495        $12,061,977
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.54%           0.53%            0.47%             0.38%              0.39%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.49%        N/A              N/A               N/A                N/A
Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................         0.77%           0.67%            0.61%             0.65%              0.75%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................         0.82%        N/A              N/A               N/A                N/A
Portfolio turnover rate. .............          136%             40%              43%               57%                46%



                                                                          CLASS IB
                                       ------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------------------------
                                             2002            2001            2000            1999            1998
                                       --------------- --------------- --------------- ---------------- -------------
Net asset value, beginning of
  year ...............................    $   15.61       $   17.88       $   26.05       $   24.30       $ 21.58
                                          ---------       ---------       ---------       ---------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income. ..............         0.08            0.07            0.08            0.10          0.10
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..............        (5.28)          (1.95)          (3.78)           5.82          6.00
                                          ---------       ---------       ---------       ---------       -------
 Total from investment
  operations .........................        (5.20)          (1.88)          (3.70)           5.92          6.10
                                          ---------       ---------       ---------       ---------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................        (0.01)          (0.07)          (0.10)          (0.14)        (0.10)
 Distributions from realized
  gains ..............................            -           (0.32)          (4.37)          (4.03)        (3.28)
                                          ---------       ---------       ---------       ---------       -------
 Total dividends and
  distributions ......................        (0.01)          (0.39)          (4.47)          (4.17)        (3.38)
                                          ---------       ---------       ---------       ---------       -------
Net asset value, end of year .........    $   10.40       $   15.61       $   17.88       $   26.05       $ 24.30
                                          =========       =========       =========       =========       =======
Total return .........................       (33.34)%        (10.73)%        (14.25)%         24.88%        29.06%
                                          =========       =========       =========       =========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................    $1,124,684      $1,831,258      $1,918,284      $1,642,066      $834,144
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................         0.79%           0.78%           0.72%            0.63%         0.64%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................         0.74%        N/A             N/A              N/A             N/A
Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................         0.52%           0.43%           0.35%            0.39%         0.44%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................         0.57%        N/A             N/A              N/A             N/A
Portfolio turnover rate. .............          136%             40%             43%              57%           46%



                       See Notes to Financial Statements.



92 Financial Highlights                                      EQ Advisors Trust

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO(D):






                                                                          CLASS IA
                                       -------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                             2002            2001            2000            1999            1998
                                       --------------- --------------- --------------- ---------------- --------------
Net asset value, beginning of
  year ...............................    $   16.56       $   17.70      $   18.24        $   16.99        $ 15.38
                                          ---------       ---------      ---------        ---------        -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...............         0.22            0.19           0.17             0.06           0.06
 Net realized and unrealized
  gain (loss) on
  investments ........................        (3.70)          (0.44)          1.35             3.05           3.08
                                          ---------       ---------      ---------        ---------        -------
 Total from investment
  operations .........................        (3.48)          (0.25)          1.52             3.11           3.14
                                          ---------       ---------      ---------        ---------        -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................        (0.21)          (0.17)         (0.16)           (0.05)         (0.05)
 Distributions from realized
  gains ..............................            -           (0.72)         (1.90)           (1.81)         (1.48)
                                          ---------       ---------      ---------        ---------        -------
 Total dividends and
  distributions ......................        (0.21)          (0.89)         (2.06)           (1.86)         (1.53)
                                          ---------       ---------      ---------        ---------        -------
Net asset value, end of year .........    $   12.87       $   16.56      $   17.70        $   18.24        $ 16.99
                                          =========       =========      =========        =========        =======
Total return .........................       (21.03)%         (1.30)%         8.95%           18.66%         20.86%
                                          =========       =========      =========        =========        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................   $1,126,754      $1,568,312     $1,418,245       $1,241,619       $877,744
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................        0.64%           0.63%           0.61%            0.57%          0.58%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................        0.60%        N/A              N/A             N/A             N/A
Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................        1.34%           1.08%           0.92%            0.33%          0.38%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................        1.38%        N/A              N/A             N/A             N/A
Portfolio turnover rate ..............          75%             81%             57%              70%            74%



                                                                        CLASS IB
                                       ------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                       ------------------------------------------------------------------
                                            2002          2001          2000         1999         1998
                                       ------------- ------------- ------------- ------------ -----------
Net asset value, beginning of
  year ...............................   $  16.47       $ 17.61      $ 18.16       $ 16.95     $ 15.36
                                         --------       -------      -------       -------     --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...............       0.16          0.13         0.13          0.01        0.03
 Net realized and unrealized
  gain (loss) on
  investments ........................      (3.66)        (0.42)        1.34          3.04        3.07
                                         --------       -------      -------       -------     --------
 Total from investment
  operations .........................      (3.50)        (0.29)        1.47          3.05        3.10
                                         --------       -------      -------       -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..................      (0.18)        (0.13)       (0.12)        (0.03)      (0.03)
 Distributions from realized
  gains ..............................          -         (0.72)       (1.90)        (1.81)      (1.48)
                                         --------       -------      -------       -------     -------
 Total dividends and
  distributions ......................      (0.18)        (0.85)       (2.02)        (1.84)      (1.51)
                                         --------       -------      -------       -------     -------
Net asset value, end of year .........   $  12.79       $ 16.47      $ 17.61       $ 18.16     $ 16.95
                                         ========       =======      =======       =======     =======
Total return .........................     (21.28)%       (1.52)%       8.68%        18.37%      20.56%
                                         ========       =======      =======       =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .............................   $653,809      $673,499     $464,600      $261,663    $120,558
Ratio of expenses to average
 net assets before fees paid
 indirectly ..........................       0.89%         0.88%         0.86%         0.82%       0.83%
Ratio of expenses to average
 net assets after fees paid
 indirectly ..........................       0.85%       N/A            N/A          N/A          N/A
Ratio of net investment
 income to average net
 assets before fees paid
 indirectly ..........................       1.09%         0.83%         0.71%         0.06%       0.17%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly ..........................       1.13%       N/A            N/A          N/A          N/A
Portfolio turnover rate ..............         75%           81%           57%           70%         74%



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  93

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(D):






                                                             CLASS IA
                                   ----------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------
                                       2002         2001         2000         1999         1998
                                   ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
  year ...........................   $  9.88      $  9.46      $  9.18      $  9.67      $  9.44
                                     -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...........      0.27         0.37         0.55         0.50         0.50
 Net realized and unrealized
  gain (loss) on
  investments ....................      0.60         0.41         0.30         (0.49)       0.21
                                     -------      -------      -------      --------     -------
 Total from investment
  operations .....................      0.87         0.78         0.85         0.01         0.71
                                     -------      -------      -------      --------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............     (0.24)       (0.36)       (0.56)       (0.50)       (0.48)
 Distributions from realized
  gains ..........................     (0.21)           -        (0.01)           -            -
                                     -------      -------      -------      -------      -------
 Total dividends and
  distributions ..................     (0.45)       (0.36)       (0.57)       (0.50)       (0.48)
                                     -------      -------      -------      -------      -------
Net asset value, end of year .....   $ 10.30      $  9.88      $  9.46      $  9.18      $  9.67
                                     =======      =======      =======      =======      =======
Total return .....................      8.81%        8.23%        9.27%        0.02%        7.74%
                                     =======      =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................  $391,662     $241,071     $142,822     $156,864     $153,383
Ratio of expenses to average
 net assets ......................      0.59%        0.62%        0.58%        0.55%        0.55%
Ratio of net investment
 income to average net
 assets ..........................      3.20%        4.84%        5.83%        5.16%        5.21%
Portfolio turnover rate ..........       622%         463%         541%         408%         539%



                                                                        CLASS IB
                                   -------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------
                                       2002         2001         2000        1999        1998
                                   ------------ ------------ ----------- ------------ ----------
Net asset value, beginning of
  year ...........................   $  9.83      $  9.43      $ 9.15      $  9.66    $  9.43
                                     -------      -------      ------      -------    -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...........      0.21         0.35        0.52         0.47       0.47
 Net realized and unrealized
  gain (loss) on
  investments ....................      0.64         0.39        0.31        (0.49)      0.22
                                     -------      -------      ------      -------    -------
 Total from investment
  operations .....................      0.85         0.74        0.83        (0.02)      0.69
                                     -------      -------      ------      -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............     (0.23)       (0.34)      (0.54)      (0.49)      (0.46)
 Distributions from realized
  gains ..........................     (0.21)           -       (0.01)          -           -
                                     -------      -------      ------      ------     -------
 Total dividends and
  distributions ..................     (0.44)       (0.34)      (0.55)      (0.49)      (0.46)
                                     -------      -------      ------      ------     -------
Net asset value, end of year .....   $ 10.24      $  9.83      $ 9.43      $  9.15    $  9.66
                                     =======      =======      ======      ======     =======
Total return .....................      8.58%        7.98%       8.99%      (0.23)%      7.48%
                                     =======      =======      ======      ======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................  $545,598     $204,870     $71,267     $45,911     $30,898
Ratio of expenses to average
 net assets ......................      0.84%        0.87%       0.83%       0.80%       0.80%
Ratio of net investment
 income to average net
 assets ..........................      2.95%        4.59%       5.55%       4.91%       4.87%
Portfolio turnover rate ..........       622%         463%        541%        408%        539%



                       See Notes to Financial Statements.



94 Financial Highlights                                      EQ Advisors Trust

EQ/ALLIANCE INTERNATIONAL PORTFOLIO(D)(I):






                                                                        CLASS IA
                                   ------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                   ------------------------------------------------------------------------
                                       2002          2001             2000            1999         1998
                                   ------------ ------------- ------------------- ------------ ------------
Net asset value, beginning of
  year ...........................   $  8.03      $  10.62       $     15.03        $ 11.13      $ 10.27
                                     -------      --------       -----------        -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      0.01          0.02             (0.01)          0.08         0.09
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..........     (0.80)        (2.42)            (3.33)          4.07         0.97
                                     -------      --------       -----------        -------      -------
 Total from investment
  operations .....................     (0.79)        (2.40)            (3.34)          4.15         1.06
                                     -------      --------       -----------        -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............         -             -             (0.05)              -        (0.20)
 Distributions from realized
  gains ..........................         -         (0.19)            (1.02)          (0.25)           -
                                     -------      --------       -----------        --------     --------
 Total dividends and
  distributions ..................         -         (0.19)            (1.07)          (0.25)       (0.20)
                                     -------      --------       -----------        --------     --------
Net asset value, end of year .....   $  7.24      $   8.03       $     10.62        $  15.03      $ 11.13
                                     =======      ========       ===========        ========     ========
Total return .....................     (9.84)%      (22.88)%          (22.77)%         37.31%       10.57%
                                     =======      ========       ===========        ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................  $876,907     $167,610       $   228,325        $268,541     $204,767
Ratio of expenses to average
 net assets after waivers ........     1.02%       N/A             N/A               N/A          N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly ............     1.00%       N/A             N/A               N/A          N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly ........     1.04%         1.10%             1.16%(c)        1.08%        1.06%
Ratio of net investment
 income (loss) to average net
 assets after waivers ............     0.60%       N/A             N/A               N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets after waivers and
 fees paid indirectly ............     0.62%       N/A             N/A               N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets before waivers and
 fees paid indirectly ............     0.58%         0.17%            (0.03)%(c)       0.70%        0.81%
Portfolio turnover rate ..........       47%           77%               80%            152%          59%



                                                                        CLASS IB
                                   -----------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------
                                        2002          2001             2000            1999        1998
                                   ------------- ------------- ------------------- ----------- -----------
Net asset value, beginning of
  year ...........................   $   7.94      $   10.55      $     14.96        $ 11.11    $ 10.26
                                     --------      ---------      -----------        -------    -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................       0.01              -#           (0.01)         0.04        0.05
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ..........      (0.82)         (2.42)           (3.33)         4.06        0.98
                                     --------      ---------      -----------        -------    -------
 Total from investment
  operations .....................      (0.81)         (2.42)           (3.34)         4.10        1.03
                                     --------      ---------      -----------        -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............          -              -            (0.05)             -       (0.18)
 Distributions from realized
  gains ..........................          -          (0.19)           (1.02)         (0.25)          -
                                     --------      ---------      -----------        -------    --------
 Total dividends and
  distributions ..................          -          (0.19)           (1.07)         (0.25)      (0.18)
                                     --------      ---------      -----------        -------    --------
Net asset value, end of year .....   $   7.13      $    7.94      $     10.55        $ 14.96    $ 11.11
                                     ========      =========      ===========        =======    =======
Total return .....................     (10.20)%       (23.23)%         (22.86)%        36.90%     10.30%
                                     ========      =========      ===========        =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................   $205,496      $  36,054      $    37,171        $18,977    $  7,543
Ratio of expenses to average
 net assets after waivers ........       1.27%       N/A             N/A               N/A         N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly ............       1.25%       N/A             N/A               N/A         N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly ........       1.29%          1.35%            1.41%(c)       1.33%       1.31%
Ratio of net investment
 income (loss) to average net
 assets after waivers ............       0.35%       N/A             N/A               N/A         N/A
Ratio of net investment
 income (loss) to average net
 assets after waivers and
 fees paid indirectly ............       0.37%       N/A             N/A               N/A         N/A
Ratio of net investment
 income (loss) to average net
 assets before waivers and
 fees paid indirectly ............       0.33%         (0.08)%          (0.28)%(c)      0.36%       0.44%
Portfolio turnover rate ..........         47%            77%              80%           152%         59%



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  95

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:






                                                                           CLASS IA
                                               --------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,                 MAY 1, 1999*
                                               -------------------------------------------            TO
                                                    2002          2001           2000          DECEMBER 31, 1999
                                               ------------- ------------- --------------- ------------------------
Net asset value, beginning of period .........   $    7.35     $    9.65     $   11.87       $     10.00
                                                 ---------     ---------     ---------       -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss) ................       (0.02)        (0.01)        (0.01)             0.02
 Net realized and unrealized gain (loss)
  on investments .............................       (2.26)        (2.29)        (2.14)             1.89
                                                 ---------     ---------     ---------       -----------
 Total from investment operations ............       (2.28)        (2.30)        (2.15)             1.91
                                                 ---------     ---------     ---------       -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.........           -             -             -             (0.01)
 Distributions from realized gains ...........           -             -#        (0.07)            (0.03)
                                                 ---------     ---------     ---------       -----------
 Total dividends and distributions ...........           -             -         (0.07)            (0.04)
                                                 ---------     ---------     ---------       -----------
Net asset value, end of period ...............   $    5.07     $    7.35     $    9.65       $     11.87
                                                 =========     =========     =========       ===========
Total return .................................      (31.02)%      (23.83)%      (18.15)%           19.14%(b)
                                                 =========     =========     =========       ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............   $  21,361     $  39,076     $  49,284       $    28,834
Ratio of expenses to average net assets
 after waivers ...............................        0.90%         0.90%         0.90%             0.90%(a)(c)
Ratio of expenses to average net assets
 after waivers and fees paid indirectly ......        0.89%      N/A           N/A             N/A
Ratio of expenses to average net assets
 before waivers and fees paid indirectly .....        0.99%         0.96%         0.94%             1.12%(a)(c)
Ratio of net investment income (loss) to
 average net assets after waivers ............       (0.24)%       (0.15)%       (0.12)%            0.45%(a)(c)
Ratio of net investment income (loss) to
 average net assets after waivers and
 fees paid indirectly ........................       (0.23)%     N/A           N/A             N/A
Ratio of net investment income (loss) to
 average net assets before waivers and
 fees paid indirectly ........................       (0.33)%       (0.21)%       (0.16)%            0.23%(a)(c)
Portfolio turnover rate ......................          99%          140%          127%               29%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 income ......................................   $    0.01     $      -#     $       -       $      0.01



                                                                             CLASS IB
                                               --------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,                 MAY 1, 1999*
                                               -------------------------------------------            TO
                                                    2002          2001           2000          DECEMBER 31, 1999
                                               ------------- ------------- --------------- ------------------------
Net asset value, beginning of period .........   $   7.31      $   9.62       $   11.86         $     10.00
                                                 --------      --------       ---------         -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss) ................      (0.03)        (0.03)          (0.03)               0.01
 Net realized and unrealized gain (loss)
  on investments .............................      (2.25)        (2.28)          (2.14)               1.89
                                                 --------      --------       ---------         -----------
 Total from investment operations ............      (2.28)        (2.31)          (2.17)               1.90
                                                 --------      --------       ---------         -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.........          -             -               -               (0.01)
 Distributions from realized gains ...........          -            -#           (0.07)              (0.03)
                                                 --------      --------       ---------         -----------
 Total dividends and distributions ...........          -             -           (0.07)              (0.04)
                                                 --------      --------       ---------         -----------
Net asset value, end of period ...............   $   5.03      $   7.31       $    9.62         $     11.86
                                                 ========      ========       =========         ===========
Total return .................................     (31.19)%      (24.01)%        (18.34)%             18.97%(b)
                                                 ========      ========       =========         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............   $580,975      $924,331       $1,341,788        $   451,323
Ratio of expenses to average net assets
 after waivers ...............................       1.15%         1.15%           1.15%               1.15%(a)(c)
Ratio of expenses to average net assets
 after waivers and fees paid indirectly ......       1.14%       N/A            N/A               N/A
Ratio of expenses to average net assets
 before waivers and fees paid indirectly .....       1.24%         1.21%           1.19%               1.37%(a)(c)
Ratio of net investment income (loss) to
 average net assets after waivers ............      (0.49)%       (0.40)%         (0.37)%              0.20%(a)(c)
Ratio of net investment income (loss) to
 average net assets after waivers and
 fees paid indirectly ........................      (0.48)%      N/A            N/A               N/A
Ratio of net investment income (loss) to
 average net assets before waivers and
 fees paid indirectly ........................      (0.58)%       (0.46)%         (0.40)%             (0.02)%(a)(c)
Portfolio turnover rate ......................         99%          140%            127%                 29%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 income ......................................   $   0.01      $      -#      $       -         $      0.01



                       See Notes to Financial Statements.



96 Financial Highlights                                      EQ Advisors Trust

EQ/ALLIANCE QUALITY BOND PORTFOLIO(D)(E):






                                                                        CLASS IA
                                    ----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------
                                        2002         2001         2000         1999         1998
                                    ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
  period ..........................   $  9.81      $  9.55      $  9.11      $  9.84      $  9.74
                                      -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.32         0.57         0.60         0.54         0.55
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........      0.45         0.22         0.44        (0.74)        0.28
                                      -------      -------      -------      -------      -------
 Total from investment
  operations ......................      0.77         0.79         1.04        (0.20)        0.83
                                      -------      -------      -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............     (0.28)       (0.53)       (0.60)       (0.50)       (0.53)
 Distributions from realized
  gains ...........................     (0.13)           -            -        (0.03)       (0.20)
                                      -------      -------      -------      -------      -------
 Total dividends and
  distributions ...................     (0.41)       (0.53)       (0.60)       (0.53)       (0.73)
                                      -------      -------      -------      -------      -------
Net asset value, end of period.....   $ 10.17      $  9.81      $  9.55      $  9.11      $ 9.84
                                      =======      =======      =======      =======      =======
Total return ......................      7.91%        8.28%       11.48%       (2.00)%       8.69%
                                      =======      =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................  $341,209     $309,097     $553,109     $329,895     $322,418
Ratio of expenses to average
 net assets .......................      0.62%        0.60%        0.59%       0.56%         0.57%
Ratio of net investment
 income to average net
 assets ...........................      3.16%        5.31%        6.34%       5.64%         5.48%
Portfolio turnover rate ...........       755%         301%         282%        147%          194%



                                                                        CLASS IB
                                    -------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,                 JUNE 8, 1998*
                                    ------------------------------------------------         TO
                                        2002         2001       2000        1999      DECEMBER 31, 1998
                                    ------------ ----------- ---------- ------------ ------------------
Net asset value, beginning of
  period ..........................   $  9.77     $  9.52     $ 9.09      $   9.84       $    9.90
                                      -------     -------     ------      --------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.29        0.51       0.57          0.52            0.25
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........      0.46        0.25       0.45         (0.75)           0.14
                                      -------     -------     ------      --------       ---------
 Total from investment
  operations ......................      0.75        0.76       1.02         (0.23)           0.39
                                      -------     -------     ------      --------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............     (0.27)      (0.51)     (0.59)        (0.49)          (0.25)
 Distributions from realized
  gains ...........................     (0.13)          -          -        (0.03)           (0.20)
                                      -------     -------      ------     --------       ---------
 Total dividends and
  distributions ...................     (0.40)      (0.51)      (0.59)       (0.52)          (0.45)
                                      -------     -------      ------     --------       ---------
Net asset value, end of period.....   $ 10.12     $  9.77      $ 9.52      $   9.09      $    9.84
                                      =======     =======      ======     ========       =========
Total return ......................      7.68%       8.04%      11.28%       (2.25)%          4.05%(b)
                                      =======     =======      ======     ========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................  $189,680     $46,843    $ 9,159     $  1,094       $     10
Ratio of expenses to average
 net assets .......................      0.87%       0.85%      0.84%        0.81%           0.81%(a)
Ratio of net investment
 income to average net
 assets ...........................      2.91%       4.97%      5.98%        5.39%           5.06%(a)
Portfolio turnover rate ...........       755%        301%       282%         147%            194%



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  97

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(D)(M):






                                                               CLASS IA
                                   -------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------
                                        2002          2001         2000         1999          1998
                                   ------------- ------------- ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  12.90      $  15.06      $ 15.11      $ 11.82       $ 12.35
                                     --------      --------      -------      -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      (0.06)        (0.06)       (0.07)      (0.05)         0.01
 Net realized and unrealized
  gain (loss) on
  investments ....................      (3.82)        (1.89)        1.99        3.34         (0.54)
                                     --------      --------      -------      ------        ------
 Total from investment
  operations .....................      (3.88)        (1.95)        1.92        3.29         (0.53)
                                     --------      --------      -------      ------        ------
 LESS DISTRIBUTIONS:
 Distributions from realized
  gains ..........................          -         (0.21)       (1.97)          -             -
                                     --------      --------      -------      ------        ------
Net asset value, end of year .....   $   9.02      $  12.90      $ 15.06      $ 15.11       $ 11.82
                                     ========      ========      =======      =======       ======
Total return .....................     (30.08)%      (13.03)%      14.12%       27.75%       (4.28)%
                                     ========      ========      =======      =======       ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................   $317,679      $461,312      $501,596     $241,000      $198,360
Ratio of expenses to average
 net assets before fees paid
 indirectly ......................       0.83%         0.81%        0.84%        0.95%         0.96%
Ratio of expenses to average
 net assets after fees paid
 indirectly ......................       0.81%       N/A           N/A          N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ......................      (0.57)%       (0.49)%      (0.37)%      (0.40)%        0.08%
Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ......................      (0.55)%      N/A           N/A          N/A          N/A
Portfolio turnover rate ..........        110%          110%         142%         221%           94%



                                                                        CLASS IB
                                   -------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------
                                        2002          2001         2000         1999          1998
                                   ------------- ------------- ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  12.75      $  14.92      $ 15.03      $ 11.79       $ 12.34
                                     --------      --------      -------      -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      (0.08)        (0.08)       (0.11)       (0.08)        (0.02)
 Net realized and unrealized
  gain (loss) on
  investments ....................      (3.77)        (1.88)        1.97         3.32         (0.53)
                                     --------      --------      -------      -------       -------
 Total from investment
  operations .....................      (3.85)        (1.96)        1.86         3.24         (0.55)
                                     --------      --------      -------      -------       -------
 LESS DISTRIBUTIONS:
 Distributions from realized
  gains ..........................          -         (0.21)       (1.97)           -             -
                                     --------      --------      -------      -------       -------
Net asset value, end of year .....   $   8.90      $  12.75      $ 14.92      $ 15.03       $ 11.79
                                     ========      ========      =======      =======       =======
Total return .....................     (30.20)%      (13.28)%      13.78%       27.46%        (4.44)%
                                     ========      ========      =======      =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's) .........................   $308,406      $387,833      $360,635     $162,331      $112,254
Ratio of expenses to average
 net assets before fees paid
 indirectly ......................       1.08%         1.06%        1.09%        1.20%         1.20%
Ratio of expenses to average
 net assets after fees paid
 indirectly ......................       1.06%       N/A           N/A          N/A          N/A
Ratio of net investment
 income (loss) to average net
 assets before fees paid
 indirectly ......................      (0.82)%       (0.74)%      (0.62)%      (0.65)%       (0.17)%
Ratio of net investment
 income (loss) to average net
 assets after fees paid
 indirectly ......................      (0.80)%      N/A           N/A          N/A          N/A
Portfolio turnover rate ..........        110%          110%         142%         221%           94%



                       See Notes to Financial Statements.



98 Financial Highlights                                      EQ Advisors Trust

EQ/ALLIANCE TECHNOLOGY PORTFOLIO:






                                                                                     CLASS IA
                                                                                       CLASS IB
                                                                ------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,           MAY 1, 2000*
                                                                ----------------------------             TO
                                                                     2002           2001         DECEMBER 31, 2000
                                                                -------------- ------------- -------------------------
Net asset value, beginning of period ..........................   $   5.06      $   6.68        $      10.00
                                                                  --------      --------        ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .................................      (0.03)        (0.01)              0.01
 Net realized and unrealized loss on investments ..............      (2.02)        (1.61)             (3.33)
                                                                  --------      --------        -----------
 Total from investment operations .............................      (2.05)        (1.62)             (3.32)
                                                                  --------      --------        -----------
 LESS DISTRIBUTIONS:
 Distributions from net investment income .....................          -            -#                   -
Net asset value, end of period ................................   $   3.01      $   5.06        $       6.68
                                                                  --------      --------        ------------
Total return ..................................................     (40.51)%      (24.24)%            (33.20)%(b)
                                                                  ========      ========        ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $ 11,263      $ 24,326        $     22,880
Ratio of expenses to average net assets after waivers .........       0.90%         0.90%               0.90%(a)(c)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       0.88%       N/A              N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       1.00%         0.98%               0.96%(a)(c)
Ratio of net investment income (loss) to average net assets
  after waivers. ..............................................      (0.71)%       (0.31)%              0.25%(a)(c)
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly ......................      (0.69)%      N/A              N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly .....................      (0.81)%       (0.39)%              0.18%(a)(c)
Portfolio turnover rate .......................................         80%           41%                 49%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -#     $      -#       $          -



                                                                                       CLASS IB
                                                                ------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,           MAY 1, 2000*
                                                                ----------------------------             TO
                                                                     2002           2001         DECEMBER 31, 2000
                                                                -------------- ------------- -------------------------
Net asset value, beginning of period ..........................    $   5.04      $   6.67         $      10.00
                                                                   --------      --------         ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .................................       (0.03)        (0.03)                   -
 Net realized and unrealized loss on investments ..............       (2.02)        (1.60)               (3.33)
                                                                   --------      --------         ------------
 Total from investment operations .............................       (2.05)        (1.63)               (3.33)
                                                                   --------      --------         ------------
 LESS DISTRIBUTIONS:
 Distributions from net investment income .....................           -            -#                    -
Net asset value, end of period ................................    $   2.99      $   5.04         $       6.67
                                                                   --------      --------         ------------
Total return ..................................................      (40.67)%      (24.43)%             (33.30)%(b)
                                                                   ========      ========         ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $ 194,971     $320,756         $    275,140
Ratio of expenses to average net assets after waivers .........        1.15%         1.15%                1.15%(a)(c)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................        1.13%       N/A              N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................        1.25%         1.23%                1.21%(a)(c)
Ratio of net investment income (loss) to average net assets
  after waivers. ..............................................       (0.96)%       (0.56)%              (0.00)%(a)(c)
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly ......................       (0.94)%      N/A              N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly .....................       (1.06)%       (0.64)%              (0.07)%(a)(c)
Portfolio turnover rate .......................................          80%           41%                  49%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................    $      -#     $     -#         $          -



                       See Notes to Financial Statements.



EQ Advisors Trust                                     Financial Highlights  99

EQ/BALANCED PORTFOLIO(D)(G)(J):






                                                                        CLASS IA
                                    -----------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------
                                          2002            2001            2000           1999           1998
                                    --------------- --------------- --------------- -------------- --------------
Net asset value, beginning of
  period ..........................    $   14.52       $   15.20       $   19.18      $   18.51      $   17.58
                                       ---------       ---------       ---------      ---------      ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............         0.33            0.40            0.60           0.52           0.56
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........        (2.15)          (0.69)          (0.92)          2.69           2.54
                                       ---------       ---------       ---------      ---------      ---------
 Total from investment
  operations ......................        (1.82)          (0.29)          (0.32)          3.21           3.10
                                       ---------       ---------       ---------      ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............        (0.16)          (0.39)          (0.62)         (0.56)         (0.50)
 Distributions from realized
  gains ...........................            -               -           (3.04)         (1.98)         (1.67)
                                       ---------       ---------       ---------      ---------      ---------
 Total dividends and
  distributions ...................        (0.16)          (0.39)          (3.66)         (2.54)         (2.17)
                                       ---------       ---------       ---------      ---------      ---------
Net asset value, end of period         $   12.54       $   14.52       $   15.20      $   19.18      $   18.51
                                       =========       =========       =========      =========      =========
Total return ......................       (12.52)%         (1.85)%         (1.32)%        17.79%         18.11%
                                       =========       =========       =========      =========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................    $2,908,058      $2,122,401      $1,914,143     $2,126,313     $1,936,429
Ratio of expenses to average
 net assets after waivers .........         0.65%           0.65%        N/A             N/A            N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............         0.63%        N/A             N/A             N/A            N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........         0.66%           0.65%           0.59%           0.44%          0.45%
Ratio of net investment
 income to average net
 assets after waivers .............         1.91%           2.74%        N/A             N/A            N/A
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .............         1.93%        N/A             N/A             N/A            N/A
Ratio of net investment
 income to average net
 assets before waivers and
 fees paid indirectly .............         1.90%           2.74%           3.17%           2.68%          3.00%
Portfolio turnover rate ...........          337%            184%            183%            107%            95%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
 investment income ................    $       -#      $       -         N/A             N/A            N/A



                                                                        CLASS IB
                                    ----------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,                  JULY 8, 1998*
                                    ---------------------------------------------------         TO
                                         2002          2001         2000        1999     DECEMBER 31, 1998
                                    ------------- ------------- ----------- ----------- ------------------
Net asset value, beginning of
  period ..........................   $  14.45       $ 15.14      $ 19.15     $ 18.51       $   19.48
                                      --------       -------      -------     -------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............       0.26          0.35         0.55       0.47             0.24
 Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions ...........      (2.10)        (0.67)       (0.93)      2.69             0.66
                                      --------       -------      -------     -------       ---------
 Total from investment
  operations ......................      (1.84)        (0.32)       (0.38)      3.16             0.90
                                      --------       -------      -------     -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............      (0.14)        (0.37)       (0.59)      (0.54)          (0.20)
 Distributions from realized
  gains ...........................          -             -        (3.04)      (1.98)          (1.67)
                                      --------       -------      -------     -------       ---------
 Total dividends and
  distributions ...................      (0.14)        (0.37)       (3.63)      (2.52)          (1.87)
                                      --------       -------      -------     -------       ---------
Net asset value, end of period        $  12.47       $ 14.45      $ 15.14     $ 19.15       $   18.51
                                      ========       =======      =======     =======       =========
Total return ......................     (12.71)%       (2.08)%      (1.58)%     17.50%           4.92%(b)
                                      ========       =======      =======     =======       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $665,088      $359,212     $41,282     $10,701       $      10
Ratio of expenses to average
 net assets after waivers .........       0.90%        0.90%      N/A          N/A           N/A
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly .............       0.88%      N/A          N/A          N/A           N/A
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly .........       0.91%        0.90%        0.84%       0.69%           0.70%(a)
Ratio of net investment
 income to average net
 assets after waivers .............       1.66%        3.72%      N/A          N/A           N/A
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly .............       1.68%      N/A          N/A          N/A           N/A
Ratio of net investment
 income to average net
 assets before waivers and
 fees paid indirectly .............       1.65%        3.72%        2.92%       2.43%           2.65%(a)
Portfolio turnover rate ...........        337%         184%         183%        107%             95%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
 investment income ................   $      -#     $     -       N/A          N/A           N/A



                       See Notes to Financial Statements.



100 Financial Highlights                                     EQ Advisors Trust

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO(H):






                                                                              CLASS IA
                                                               --------------------------------------
                                                                                     MAY 18, 2001*
                                                                   YEAR ENDED              TO
                                                                DECEMBER 31, 2002  DECEMBER 31, 2001
                                                               ------------------ -------------------
Net asset value, beginning of period .........................      $  11.77         $    12.26
                                                                    --------         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................          0.18               0.11
 Net realized and unrealized gain (loss) on investments
  and from currency transactions .............................         (1.76)             (0.26)
                                                                    --------         ----------
 Total from investment operations ............................         (1.58)             (0.15)
                                                                    --------         ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................         (0.16)             (0.13)
 Distributions from realized gains ...........................             -              (0.21)
                                                                    --------         ----------
 Total dividends and distributions ...........................         (0.16)             (0.34)
                                                                    --------         ----------
Net asset value, end of period ...............................      $  10.03         $    11.77
                                                                    ========         ==========
Total return .................................................        (13.42)%            (1.21)%(b)
                                                                    ========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................      $  21,214        $   18,000
Ratio of expenses to average net assets after waivers ........          0.70%              0.70 (a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................          0.69%           N/A
Ratio of expenses to average net assets before waivers
  and fees paid indirectly ...................................          0.73%              0.73%(a)
Ratio of net investment income to average net assets
  after waivers ..............................................          1.77%              1.69%(a)
Ratio of net investment income to average net assets
  after waivers and fees paid indirectly .....................          1.78%           N/A
Ratio of net investment income to average net assets
  before waivers and fees paid indirectly ....................          1.75%              1.66%(a)
Portfolio turnover rate ......................................            13%                90%
Effect of voluntary expense limitation during the period: ....
 Per share benefit to net investment income ..................      $      -#         $       -#



                                                                                           CLASS IB
                                                               -----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                    2002         2001          2000         1999        1998**
                                                               ------------- ------------ ------------- ------------ -----------
Net asset value, beginning of period .........................   $  11.77      $ 11.73       $ 12.06      $ 11.94      $ 10.00
                                                                 --------      -------       -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................       0.14         0.11          0.09         0.11        0.06
 Net realized and unrealized gain (loss) on investments
  and from currency transactions .............................      (1.74)        0.25         (0.33)        0.31        1.94
                                                                 --------      -------       -------      -------      -------
 Total from investment operations ............................      (1.60)        0.36         (0.24)        0.42        2.00
                                                                 --------      -------       -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................      (0.14)       (0.11)        (0.09)       (0.11)      (0.06)
 Distributions from realized gains ...........................          -        (0.21)            -        (0.19)          -
                                                                 --------      -------       -------      -------      ------
 Total dividends and distributions ...........................      (0.14)       (0.32)        (0.09)       (0.30)      (0.06)
                                                                 --------      -------       -------      -------      ------
Net asset value, end of period ...............................   $  10.03      $ 11.77       $  11.73     $ 12.06      $ 11.94
                                                                 ========      =======       =======      =======      ======
Total return .................................................     (13.61)%       3.09%        (1.94)%       3.55%      20.01%
                                                                 ========      =======       =======      =======      ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................   $800,212      $608,741      $176,049     $133,503     $74,588
Ratio of expenses to average net assets after waivers ........       0.95%         0.95%        0.95%         0.94%       0.90%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................       0.94%       N/A          N/A           N/A          N/A
Ratio of expenses to average net assets before waivers
  and fees paid indirectly ...................................       0.98%         0.98%        0.95%         1.00%       1.20%
Ratio of net investment income to average net assets
  after waivers ..............................................       1.52%         1.40%        0.91%         1.10%       1.19%
Ratio of net investment income to average net assets
  after waivers and fees paid indirectly .....................       1.53%       N/A          N/A           N/A          N/A
Ratio of net investment income to average net assets
  before waivers and fees paid indirectly ....................       1.50%         1.37%        0.91%         1.04%       0.89%
Portfolio turnover rate ......................................         13%           90%          33%           32%         37%
Effect of voluntary expense limitation during the period: ....
 Per share benefit to net investment income ..................   $      -      $      -#     $     -      $   0.01     $  0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  101

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO:






                                                                                CLASS IA
                                                                           ------------------
                                                                            OCTOBER 2, 2002*
                                                                                   TO
                                                                            DECEMBER 31, 2002
                                                                           ------------------
Net asset value, beginning of period .....................................    $     5.64
                                                                              ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................             -#
 Net realized and unrealized gain (loss) on investments ..................          0.24
                                                                              ----------
 Total from investment operations ........................................          0.24
                                                                              ----------
 LESS DISTRIBUTIONS:
 Distributions from realized gains .......................................             -
                                                                              ----------
Net asset value, end of period ...........................................    $     5.88
                                                                              ==========
Total return .............................................................          4.26%(b)
                                                                              ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................    $       51
Ratio of expenses to average net assets after waivers and
  reimbursements .........................................................          0.80%(a)
Ratio of expenses to average net assets after waivers, reimbursements
  and fees paid indirectly ...............................................          0.70%(a)
Ratio of expenses to average net assets before waivers, reimbursements
  and fees paid indirectly ...............................................          1.82%(a)
Ratio of net investment loss to average net assets after waivers and
  reimbursements .........................................................         (0.13)%(a)
Ratio of net investment loss to average net assets after waivers,
  reimbursements and fees paid indirectly ................................         (0.03)%(a)
Ratio of net investment loss to average net assets before waivers,
  reimbursements and fees paid indirectly ................................         (1.15)%(a)
Portfolio turnover rate ..................................................           130%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment loss ................................    $     0.02



                                                                                          CLASS IB
                                                                           ---------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
                                                                                2002          2001         2000
                                                                           ------------- ------------- -----------
Net asset value, beginning of period .....................................   $    7.99     $    9.64    $  10.76
                                                                             ---------     ---------    --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................       (0.01)        (0.02)      (0.01)
 Net realized and unrealized gain (loss) on investments ..................       (2.10)        (1.37)      (0.34)
                                                                             ---------     ---------    --------
 Total from investment operations ........................................       (2.11)        (1.39)      (0.35)
                                                                             ---------     ---------    --------
 LESS DISTRIBUTIONS:
 Distributions from realized gains .......................................           -         (0.26)      (0.77)
                                                                             ---------     ---------    --------
Net asset value, end of period ...........................................   $    5.88     $    7.99    $   9.64
                                                                             =========     =========    ========
Total return .............................................................      (26.41)%      (14.74)%     (2.87)%
                                                                             =========     =========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................   $  11,064     $   5,898    $  3,922
Ratio of expenses to average net assets after waivers and
  reimbursements .........................................................        1.05%         1.05%       1.05%
Ratio of expenses to average net assets after waivers, reimbursements
  and fees paid indirectly ...............................................        0.95%      N/A          N/A
Ratio of expenses to average net assets before waivers, reimbursements
  and fees paid indirectly ...............................................        2.07%         2.36%       2.37%
Ratio of net investment loss to average net assets after waivers and
  reimbursements .........................................................       (0.38)%       (0.33)%     (0.11)%
Ratio of net investment loss to average net assets after waivers,
  reimbursements and fees paid indirectly ................................       (0.28)%     N/A          N/A
Ratio of net investment loss to average net assets before waivers,
  reimbursements and fees paid indirectly ................................       (1.40)%       (1.64)%     (1.43)%
Portfolio turnover rate ..................................................         130%           46%         81%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment loss ................................   $    0.04     $    0.08    $   0.10



                                                                                CLASS IB
                                                                           -------------------
                                                                            SEPTEMBER 1, 1999*
                                                                                    TO
                                                                            DECEMBER 31, 1999
                                                                           -------------------
Net asset value, beginning of period .....................................    $    10.00
                                                                              ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................         (0.01)
 Net realized and unrealized gain (loss) on investments ..................          0.83
                                                                              ----------
 Total from investment operations ........................................          0.82
                                                                              ----------
 LESS DISTRIBUTIONS:
 Distributions from realized gains .......................................         (0.06)
                                                                              ----------
Net asset value, end of period ...........................................    $    10.76
                                                                              ==========
Total return .............................................................          8.09%(b)
                                                                              ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................    $    2,622
Ratio of expenses to average net assets after waivers and
  reimbursements .........................................................          1.05%(a)
Ratio of expenses to average net assets after waivers, reimbursements
  and fees paid indirectly ...............................................       N/A
Ratio of expenses to average net assets before waivers, reimbursements
  and fees paid indirectly ...............................................          5.38%(a)
Ratio of net investment loss to average net assets after waivers and
  reimbursements .........................................................         (0.19)%(a)
Ratio of net investment loss to average net assets after waivers,
  reimbursements and fees paid indirectly ................................       N/A
Ratio of net investment loss to average net assets before waivers,
  reimbursements and fees paid indirectly ................................         (4.52)%(a)
Portfolio turnover rate ..................................................            45%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment loss ................................    $        -



                       See Notes to Financial Statements.



102 Financial Highlights                                     EQ Advisors Trust

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO:






                                                                                    CLASS IA
                                                                               ------------------
                                                                                 MARCH 25, 2002*
                                                                                       TO
                                                                                DECEMBER 31, 2002
                                                                               ------------------
Net asset value,beginning of period ..........................................   $      8.77
                                                                                 -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................          0.05
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ......................................................         (1.35)
                                                                                 -----------
 Total from investment operations ............................................         (1.30)
                                                                                 -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................         (0.12)
 Distributions from realized gains ...........................................             -
                                                                                 -----------
 Total dividends and distributions ...........................................         (0.12)
                                                                                 -----------
Net asset value, end of period ...............................................   $      7.35
                                                                                 ===========
Total return .................................................................        (14.81)%(b)
                                                                                 ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................   $        84
Ratio of expenses to average net assets after waivers ........................          0.95%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          0.92%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.14%(a)
Ratio of net investment income to average net assets after waivers ...........          0.76%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly .......................................................          0.79%(a)
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................          0.57%(a)
Portfolio turnover rate ......................................................            23%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ..................................   $      0.01



                                                                                               CLASS IB
                                                                               -----------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                               -----------------------------------------
                                                                                    2002          2001          2000
                                                                               ------------- ------------- -------------
Net asset value,beginning of period ..........................................   $   8.77      $  11.28      $  14.10
                                                                                 --------      --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................       0.06          0.04          0.10
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ......................................................      (1.37)        (2.38)        (2.68)
                                                                                 --------      --------      --------
 Total from investment operations ............................................      (1.31)        (2.34)        (2.58)
                                                                                 --------      --------      --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................      (0.11)        (0.14)        (0.07)
 Distributions from realized gains ...........................................          -         (0.03)        (0.17)
                                                                                 --------      --------      --------
 Total dividends and distributions ...........................................      (0.11)        (0.17)        (0.24)
                                                                                 --------      --------      --------
Net asset value, end of period ...............................................   $   7.35      $   8.77      $  11.28
                                                                                 ========      ========      ========
Total return .................................................................     (15.00)%      (20.89)%      (19.19)%
                                                                                 ========      ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................   $125,521      $101,683      $110,486
Ratio of expenses to average net assets after waivers ........................       1.20%         1.20%         1.20%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................       1.17%       N/A           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................       1.39%         1.39%         1.28%
Ratio of net investment income to average net assets after waivers ...........       0.51%         0.39%         0.37%
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly .......................................................       0.54%       N/A           N/A
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................       0.32%         0.20%         0.29%
Portfolio turnover rate ......................................................         23%           38%           26%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ..................................   $   0.01      $   0.02      $   0.02



                                                                                    CLASS IB
                                                                               ------------------
                                                                                  MAY 1, 1999*
                                                                                       TO
                                                                                DECEMBER 31, 1999
                                                                               ------------------
Net asset value,beginning of period ..........................................    $    10.00
                                                                                  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................................             -
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ......................................................          4.10
                                                                                  ----------
 Total from investment operations ............................................          4.10
                                                                                  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................             -
 Distributions from realized gains ...........................................             -
                                                                                  ----------
 Total dividends and distributions ...........................................             -
                                                                                  ----------
Net asset value, end of period ...............................................    $    14.10
                                                                                  ==========
Total return .................................................................         41.00%(b)
                                                                                  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................    $   52,049
Ratio of expenses to average net assets after waivers ........................          1.20%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................      N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.65%(a)
Ratio of net investment income to average net assets after waivers ...........          0.02%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly .......................................................      N/A
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................         (0.43)%(a)
Portfolio turnover rate ......................................................            28%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ..................................    $     0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  103

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(K):






                                                                                 CLASS IA
                                                                            ------------------
                                                                              MARCH 25, 2002*
                                                                                    TO
                                                                             DECEMBER 31, 2002
                                                                            ------------------
Net asset value, beginning of period ......................................   $     10.84
                                                                              -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          0.11
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................         (2.71)
                                                                              -----------
 Total from investment operations .........................................         (2.60)
                                                                              -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................         (0.02)
 Distributions from realized gains ........................................             -
                                                                              -----------
 Total dividends and distributions ........................................         (0.02)
                                                                              -----------
Net asset value, end of period ............................................   $      8.22
                                                                              ===========
Total return ..............................................................        (23.94)%(b)
                                                                              ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $        82
Ratio of expenses to average net assets after waivers .....................          0.70%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................          0.18%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          0.81%(a)
Ratio of net investment income to average net assets after waivers ........          0.75%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................          1.27%(a)
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................          0.64%(a)
Portfolio turnover rate ...................................................           222%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $      0.01



                                                                                           CLASS IB
                                                                            ---------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            ---------------------------------------
                                                                                 2002          2001         2000
                                                                            ------------- ------------- -----------
Net asset value, beginning of period ......................................   $  10.93       $ 11.18      $ 10.69
                                                                              --------       -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................       0.04          0.02        0.04
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................      (2.73)        (0.25)       0.59
                                                                              --------       -------      -------
 Total from investment operations .........................................      (2.69)        (0.23)       0.63
                                                                              --------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................      (0.02)        (0.02)       (0.04)
 Distributions from realized gains ........................................          -             -        (0.10)
                                                                              --------       -------      -------
 Total dividends and distributions ........................................      (0.02)        (0.02)       (0.14)
                                                                              --------       -------      -------
Net asset value, end of period ............................................   $   8.22       $ 10.93      $ 11.18
                                                                              ========       =======      =======
Total return ..............................................................     (24.62)%       (2.04)%       5.92%
                                                                              ========       =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $563,396       $111,944     $77,959
Ratio of expenses to average net assets after waivers .....................       0.95%         0.95%        0.95%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       0.43%       N/A           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................       1.06%         1.05%        1.06%
Ratio of net investment income to average net assets after waivers ........       0.50%         0.26%        0.47%
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       1.02%       N/A           N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................       0.39%         0.16%        0.37%
Portfolio turnover rate ...................................................        222%           30%          38%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $      -#      $  0.01      $  0.01



                                                                                 CLASS IB
                                                                            ------------------
                                                                               MAY 1, 1999*
                                                                                    TO
                                                                             DECEMBER 31, 1999
                                                                            ------------------
Net asset value, beginning of period ......................................    $    10.00
                                                                               ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...................................................          0.69
                                                                               ----------
 Total from investment operations .........................................          0.71
                                                                               ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................         (0.02)
 Distributions from realized gains ........................................             -
                                                                               ----------
 Total dividends and distributions ........................................         (0.02)
                                                                               ----------
Net asset value, end of period ............................................    $    10.69
                                                                               ==========
Total return ..............................................................          7.10%(b)
                                                                               ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................    $   33,903
Ratio of expenses to average net assets after waivers .....................          0.95%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................      N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          1.35%(a)
Ratio of net investment income to average net assets after waivers ........          0.37%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................      N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................         (0.03)%(a)
Portfolio turnover rate ...................................................            36%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................    $     0.02



                       See Notes to Financial Statements.



104 Financial Highlights                                     EQ Advisors Trust

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO(N):






                                                                                 CLASS IA
                                                                            ------------------
                                                                              MARCH 25, 2002*
                                                                                    TO
                                                                             DECEMBER 31, 2002
                                                                            ------------------
Net asset value, beginning of period ......................................   $     10.12
                                                                              -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          0.05
 Net realized and unrealized gain (loss) on investments ...................         (2.35)
                                                                              -----------
 Total from investment operations .........................................         (2.30)
                                                                              -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................         (0.05)
 Distributions from realized gains ........................................             -
                                                                              -----------
 Total dividends and distributions ........................................         (0.05)
                                                                              -----------
Net asset value, end of period ............................................   $      7.77
                                                                              ===========
Total return ..............................................................        (22.77)%(b)
                                                                              ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $        93
Ratio of expenses to average net assets after waivers .....................          0.70%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................          0.66%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          0.77%(a)
Ratio of net investment income to average net assets after waivers ........          0.68%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................          0.72%(a)
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................          0.61%(a)
Portfolio turnover rate ...................................................            30%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $         -#



                                                                                            CLASS IB
                                                                            ----------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            ----------------------------------------
                                                                                 2002          2001         2000
                                                                            ------------- ------------- ------------
Net asset value, beginning of period ......................................   $  10.22       $ 10.46      $ 10.32
                                                                              --------       -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................       0.03          0.03         0.05
 Net realized and unrealized gain (loss) on investments ...................      (2.45)        (0.24)        0.30
                                                                              --------       -------      -------
 Total from investment operations .........................................      (2.42)        (0.21)        0.35
                                                                              --------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................      (0.03)        (0.03)       (0.05)
 Distributions from realized gains ........................................          -             -#       (0.16)
                                                                              --------       -------      -------
 Total dividends and distributions ........................................      (0.03)        (0.03)       (0.21)
                                                                              --------       -------      -------
Net asset value, end of period ............................................   $   7.77       $ 10.22      $ 10.46
                                                                              ========       =======      =======
Total return ..............................................................     (23.68)%       (2.01)%       3.56%
                                                                              ========       =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $273,334       $198,364     $136,485
Ratio of expenses to average net assets after waivers .....................       0.95%         0.95%         0.95%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       0.91%       N/A           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................       1.02%         1.01%         1.01%
Ratio of net investment income to average net assets after waivers ........       0.43%         0.32%         0.60%
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       0.47%       N/A           N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................       0.36%         0.26%         0.54%
Portfolio turnover rate ...................................................         30%           36%           43%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $      -#      $     -#      $  0.01



                                                                                 CLASS IB
                                                                            ------------------
                                                                               MAY 1, 1999*
                                                                                    TO
                                                                             DECEMBER 31, 1999
                                                                            ------------------
Net asset value, beginning of period ......................................     $  10.00
                                                                                ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................         0.02
 Net realized and unrealized gain (loss) on investments ...................         0.35
                                                                                ----------
 Total from investment operations .........................................         0.37
                                                                                ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................        (0.02)
 Distributions from realized gains ........................................        (0.03)
                                                                                ----------
 Total dividends and distributions ........................................        (0.05)
                                                                                ----------
Net asset value, end of period ............................................     $  10.32
                                                                                ==========
Total return ..............................................................         3.76%(b)
                                                                                ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................     $ 67,472
Ratio of expenses to average net assets after waivers .....................         0.95%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................         1.23%(a)
Ratio of net investment income to average net assets after waivers ........         0.63%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................         0.35%(a)
Portfolio turnover rate ...................................................           50%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................     $   0.01



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  105

EQ/EMERGING MARKETS EQUITY PORTFOLIO:






                                                                    CLASS IA
                                                               ------------------
                                                                OCTOBER 2, 2002*
                                                                       TO
                                                                DECEMBER 31, 2002
                                                               ------------------
Net asset value, beginning of period .........................     $   4.85
                                                                   --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................            -#
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................         0.44
                                                                   --------
 Total from investment operations ............................         0.44
                                                                   --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................            -
 Distributions from realized gains ...........................            -
                                                                   --------
 Total dividends and distributions ...........................            -
                                                                   --------
Net asset value, end of year .................................     $   5.29
                                                                   ========
Total return .................................................         9.07%(b)
                                                                   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..............................     $     62
Ratio of expenses to average net assets after waivers ........         1.57%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................         1.56%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................         1.62%(a)
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................         0.13%(a)
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................         0.14%(a)
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................         0.08%(a)
Portfolio turnover rate ......................................           78%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........            -#



                                                                                      CLASS IB
                                                               -------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------
                                                                    2002          2001          2000          1999
                                                               ------------- ------------- ------------- -------------
Net asset value, beginning of period .........................    $  5.61       $  5.93      $  11.22       $  5.79
                                                                  -------       -------      --------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................      (0.01)         0.02         (0.08)        (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................      (0.32)        (0.33)        (4.37)         5.55
                                                                  -------       -------      --------       -------
 Total from investment operations ............................      (0.33)        (0.31)        (4.45)         5.54
                                                                  -------       -------      --------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................          -             -             -             -
 Distributions from realized gains ...........................          -         (0.01)        (0.84)        (0.11)
                                                                  -------       -------      --------       -------
 Total dividends and distributions ...........................          -         (0.01)        (0.84)        (0.11)
                                                                  -------       -------      --------       -------
Net asset value, end of year .................................    $  5.28       $  5.61      $   5.93       $ 11.22
                                                                  =======       =======      ========       =======
Total return .................................................      (6.05)%       (5.09)%      (40.12)%       95.82%
                                                                  =======       =======      ========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..............................    $193,115      $183,868     $198,044       $191,581
Ratio of expenses to average net assets after waivers ........       1.82%         1.78%         1.75%         1.75%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................       1.81%       N/A           N/A           N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................       1.87%         2.13%         1.92%         2.38%
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................      (0.12)%        0.32%        (0.86)%       (0.18)%
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................      (0.11)%      N/A           N/A           N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................      (0.17)%       (0.03)%       (0.99)%       (0.82)%
Portfolio turnover rate ......................................         78%          143%           95%          138%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........         -#          0.02          0.01          0.02



                                                                   CLASS IB
                                                               -------------
                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                    1998
                                                               -------------
Net asset value, beginning of period .........................   $    7.96
                                                                 ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................        0.03
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................       (2.18)
                                                                 ---------
 Total from investment operations ............................       (2.15)
                                                                 ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................       (0.02)
 Distributions from realized gains ...........................           -
                                                                 ---------
 Total dividends and distributions ...........................       (0.02)
                                                                 ---------
Net asset value, end of year .................................   $    5.79
                                                                 =========
Total return .................................................      (27.10)%
                                                                 =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..............................   $  41,359
Ratio of expenses to average net assets after waivers ........        1.75%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................     N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................        2.63%
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................        0.73%
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................     N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................       (0.09)%
Portfolio turnover rate ......................................         114%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........        0.03



                       See Notes to Financial Statements.



106 Financial Highlights                                     EQ Advisors Trust

EQ/EQUITY 500 INDEX PORTFOLIO(D)(F):






                                                                        CLASS IA
                                     -----------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------
                                           2002            2001            2000           1999           1998
                                     --------------- --------------- --------------- -------------- --------------
Net asset value, beginning of
  year .............................    $   22.05       $   25.34       $   29.57      $   25.00      $   19.74
                                        ---------       ---------       ---------      ---------      ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .............         0.26            0.26            0.25           0.28           0.27
 Net realized and unrealized
  gain (loss) on
  investments ......................        (5.15)          (3.28)          (3.13)          4.78           5.25
                                        ---------       ---------       ---------      ---------      ---------
 Total from investment
  operations .......................        (4.89)          (3.02)          (2.88)          5.06           5.52
                                        ---------       ---------       ---------      ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ................        (0.22)          (0.25)          (0.19)         (0.27)         (0.25)
 Distributions from realized
  gains ............................        (0.02)          (0.02)          (1.16)         (0.22)         (0.01)
                                        ---------       ---------       ---------      ---------      ---------
 Total dividends and
  distributions ....................        (0.24)          (0.27)          (1.35)         (0.49)         (0.26)
                                        ---------       ---------       ---------      ---------      ---------
Net asset value, end of year .......    $   16.92       $   22.05       $   25.34      $   29.57      $   25.00
                                        =========       =========       =========      =========      =========
Total return .......................       (22.19)%        (11.95)%         (9.58)%        20.38%         28.07%
                                        =========       =========       =========      =========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) ..........................   $1,256,522      $1,775,556      $2,106,901     $2,618,539     $1,689,913
Ratio of expenses to average
  net assets .......................         0.32%           0.31%           0.32%          0.33%          0.34%
Ratio of net investment
  income to average net
  assets ...........................         1.30%           1.08%           0.87%          1.05%          1.23%
Portfolio turnover rate ............            8%              3%             17%             5%             6%



                                                                 CLASS IB
                                     -----------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------------------
                                          2002          2001          2000         1999        1998
                                     ------------- ------------- ------------- ----------- -----------
Net asset value, beginning of
  year .............................   $  21.95      $  25.22       $ 29.50      $ 24.98    $ 19.73
                                       --------      --------       -------      -------    -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .............       0.18          0.20          0.16        0.21        0.22
 Net realized and unrealized
  gain (loss) on
  investments ......................      (5.09)        (3.26)        (3.11)       4.78        5.24
                                       --------      --------       -------      -------    -------
 Total from investment
  operations .......................      (4.91)        (3.06)        (2.95)       4.99        5.46
                                       --------      --------       -------      -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ................      (0.18)        (0.19)        (0.17)       (0.25)     (0.20)
 Distributions from realized
  gains ............................      (0.02)        (0.02)        (1.16)       (0.22)     (0.01)
                                       --------      --------       -------      -------    -------
 Total dividends and
  distributions ....................      (0.20)        (0.21)        (1.33)       (0.47)     (0.21)
                                       --------      --------       -------      -------    -------
Net asset value, end of year .......   $  16.84      $  21.95       $ 25.22      $ 29.50    $24.98
                                       ========      ========       =======      =======    =======
Total return .......................     (22.39)%      (12.15)%       (9.81)%      20.08%     27.74%
                                       ========      ========       =======      =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) ..........................   $860,185      $925,533      $928,578      $20,931    $   443
Ratio of expenses to average
  net assets .......................       0.57%         0.56%         0.57%        0.58%      0.59%
Ratio of net investment
  income to average net
  assets ...........................       1.05%         0.83%         0.58%        0.78%      0.98%
Portfolio turnover rate ............          8%            3%           17%           5%         6%



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  107

EQ/EVERGREEN OMEGA PORTFOLIO:






                                                                                    CLASS IA
                                                                               ------------------
                                                                                OCTOBER 2, 2002*
                                                                                       TO
                                                                                DECEMBER 31, 2002
                                                                               ------------------
Net asset value, beginning of period .........................................    $     5.98
                                                                                  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................................          0.01
 Net realized and unrealized gain (loss) on investments ......................          0.09
                                                                                  ----------
 Total from investment operations ............................................          0.10
                                                                                  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................             -
                                                                                  ----------
Net asset value, end of period ...............................................    $     6.08
                                                                                  ==========
Total return .................................................................          1.51%(b)
                                                                                  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................    $       50
Ratio of expenses to average net assets after waivers ........................          0.70%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          0.51%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.29%(a)
Ratio of net investment income (loss) to average net assets after waivers.....         (0.04)%(a)
Ratio of net investment income (loss) to average net assets after waivers
  and fees paid indirectly ...................................................          0.15%(a)
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................         (0.64)%(a)
Portfolio turnover rate ......................................................           177%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........................    $     0.01



                                                                                               CLASS IB
                                                                               -----------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                               -----------------------------------------
                                                                                    2002          2001          2000
                                                                               ------------- ------------- -------------
Net asset value, beginning of period .........................................   $    7.99     $    9.63     $   10.93
                                                                                 ---------     ---------     ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................................           -#        (0.02)         0.02
 Net realized and unrealized gain (loss) on investments ......................       (1.92)        (1.62)        (1.30)
                                                                                 ---------     ---------     ---------
 Total from investment operations ............................................       (1.92)        (1.64)        (1.28)
                                                                                 ---------     ---------     ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................           -             -#        (0.02)
                                                                                 ---------     ---------     ---------
Net asset value, end of period ...............................................   $    6.07     $    7.99     $    9.63
                                                                                 =========     =========     =========
Total return .................................................................      (24.03)%      (17.02)%      (11.66)%
                                                                                 =========     =========     =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................   $  25,146     $  13,506     $   8,676
Ratio of expenses to average net assets after waivers ........................        0.95%         0.95%         0.98%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................        0.76%      N/A           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................        1.54%         1.89%         1.76%
Ratio of net investment income (loss) to average net assets after waivers.....       (0.29)%       (0.29)%        0.31%
Ratio of net investment income (loss) to average net assets after waivers
  and fees paid indirectly ...................................................       (0.10)%     N/A           N/A
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................       (0.89)%       (1.23)%       (0.47)%
Portfolio turnover rate ......................................................         177%          227%          115%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........................   $    0.03     $    0.06     $    0.04



                                                                                CLASS IB
                                                                               -----------
                                                                               YEAR ENDED
                                                                                 DECEMBER
                                                                                   31,
                                                                               -----------
                                                                                 1999***
                                                                               -----------
Net asset value, beginning of period .........................................   $ 10.00
                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................................      0.04
 Net realized and unrealized gain (loss) on investments ......................      0.93
                                                                                 -------
 Total from investment operations ............................................      0.97
                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................................     (0.04)
                                                                                 -------
Net asset value, end of period ...............................................   $ 10.93
                                                                                 =======
Total return .................................................................      9.70%
                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................   $ 4,818
Ratio of expenses to average net assets after waivers ........................      1.05%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................    N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................      2.86%
Ratio of net investment income (loss) to average net assets after waivers.....      0.63%
Ratio of net investment income (loss) to average net assets after waivers
  and fees paid indirectly ...................................................    N/A
Ratio of net investment income (loss) to average net assets before waivers
  and fees paid indirectly ...................................................     (1.18)%
Portfolio turnover rate ......................................................       148%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........................   $  0.11



                       See Notes to Financial Statements.



108 Financial Highlights                                     EQ Advisors Trust

EQ/FI MID CAP PORTFOLIO:






                                                                         CLASS IA                    CLASS IB
                                                                    ------------------ ---------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                      MARCH 25, 2002*  ---------------------------
                                                                           TO
                                                                     DECEMBER 31, 2002      2002          2001
                                                                    ------------------ ------------- -------------
Net asset value, beginning of period ..............................   $      8.57        $   8.67      $  10.02
                                                                      -----------        --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........................................          0.01               -#         0.01
  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ..................................         (1.50)          (1.60)        (1.35)
                                                                      -----------        --------      --------
  Total from investment operations ................................         (1.49)          (1.60)        (1.34)
                                                                      -----------        --------      --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ............................             -#              -#        (0.01)
                                                                      -----------        --------      --------
Net asset value, end of period ....................................   $      7.08        $   7.07      $   8.67
                                                                      ===========        ========      ========
Total return ......................................................        (17.37)%(b)     (18.44)%      (13.42)%
                                                                      ===========        ========      ========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .................................   $       106        $279,947      $177,447
Ratio of expenses to average net assets after waivers .............          0.75%(a)        1.00%         1.00%
Ratio of expenses to average net assets after waivers and fees
  paid indirectly .................................................          0.66%(a)        0.91%       N/A
Ratio of expenses to average net assets before waivers and fees
  paid indirectly .................................................          0.83%(a)        1.08%         1.22%
Ratio of net investment income (loss) to average net assets after
  waivers .........................................................          0.02%(a)       (0.23)%        0.26%
Ratio of net investment income (loss) to average net assets after
  waivers and fees paid indirectly ................................          0.11%(a)       (0.14)%      N/A
Ratio of net investment income (loss) to average net assets before
  waivers and fees paid indirectly ................................         (0.06)%(a)      (0.31)%        0.04%
Portfolio turnover rate ...........................................           214%            214%          231%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment income (loss) ...............   $         -#       $      -#     $   0.01



                                                                         CLASS IB
                                                                    -------------------
                                                                     SEPTEMBER 1, 2000*
                                                                            TO
                                                                     DECEMBER 31, 2000
                                                                    -------------------
Net asset value, beginning of period ..............................      $  10.00
                                                                         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........................................          0.01
  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions ..................................          0.03
                                                                         ---------
  Total from investment operations ................................          0.04
                                                                         ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ............................         (0.02)
                                                                         ---------
Net asset value, end of period ....................................      $  10.02
                                                                         =========
Total return ......................................................          0.46%(b)
                                                                         =========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .................................      $  45,790
Ratio of expenses to average net assets after waivers .............          1.00%(a)
Ratio of expenses to average net assets after waivers and fees
  paid indirectly .................................................       N/A
Ratio of expenses to average net assets before waivers and fees
  paid indirectly .................................................          1.23%(a)
Ratio of net investment income (loss) to average net assets after
  waivers .........................................................          1.17%(a)
Ratio of net investment income (loss) to average net assets after
  waivers and fees paid indirectly ................................       N/A
Ratio of net investment income (loss) to average net assets before
  waivers and fees paid indirectly ................................          0.94%(a)
Portfolio turnover rate ...........................................            42%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment income (loss) ...............      $      -



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  109

EQ/FI SMALL/MID CAP VALUE PORTFOLIO:





                                                                         CLASS IA
                                    ----------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,                        NOVEMBER 24,
                                    -----------------------------------------------------------        1998* TO
                                         2002         2001          2000             1999          DECEMBER 31, 1998
                                    ------------- ----------- ---------------- ---------------- ----------------------
Net asset value, beginning of
  period ..........................   $   11.61     $ 11.21      $   10.76        $   10.59         $     10.40
                                      ---------     -------      ---------        ---------         -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............        0.11        0.12           0.10             0.03                0.03
 Net realized and unrealized
  gain (loss) on
  investments .....................       (1.79)       0.36           0.48             0.19               0.23 +
                                      ---------     -------      ---------        ---------         -----------
 Total from investment
  operations ......................       (1.68)       0.48           0.58             0.22                0.26
                                      ---------     -------      ---------        ---------         -----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............       (0.08)      (0.08)         (0.13)           (0.05)              (0.06)
 Tax return of capital
  distributions ...................           -           -              -                -               (0.01)
                                      ---------     -------      ---------        ---------         -----------
 Total dividends and
  distributions ...................       (0.08)      (0.08)         (0.13)           (0.05)              (0.07)
                                      ---------     -------      ---------        ---------         -----------
Net asset value, end of period.....   $    9.85     $ 11.61      $   11.21        $   10.76         $     10.59
                                      =========     =======      =========        =========         ===========
Total return. .....................      (14.49)%      4.29%          5.48%            2.07%               2.63%(b)
                                      =========     =======      =========        =========         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) .........................   $  18,779     $18,087      $   7,269        $   2,339         $       747
Ratio of expenses to average
  net assets after waivers ........        0.85%       0.85%          0.82%(c)         0.75%(c)            0.75%(a)(c)
Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........        0.83%      N/A          N/A              N/A               N/A
Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........        0.85%       0.86%          0.87%(c)         0.84%(c)            0.92%(a)(c)
Ratio of net investment
  income to average net
  assets after waivers ............        1.00%       1.28%          1.42%(c)         0.40%(c)            0.72%(a)(c)
Ratio of net investment
  income to average net
  assets after waivers and
  fees paid indirectly ............        1.02%      N/A          N/A              N/A               N/A
Ratio of net investment
  income to average net
  assets before waivers and
  fees paid indirectly ............        1.00%       1.27%          1.37%(c)         0.32%(c)            0.55%(a)(c)
Portfolio turnover rate ...........          98%        106%           196%             192%                111%
Effect of voluntary expense
  limitation during the
  period:
 Per share benefit to net
 investment income ................   $       -     $     -#     $    0.01        $    0.01         $      0.17



                                                                        CLASS IB
                                    ------------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------
                                         2002         2001           2000             1999              1998
                                    ------------- ------------ ---------------- ---------------- -----------------
Net asset value, beginning of
  period ..........................   $  11.61      $ 11.22       $   10.78        $   10.61        $    11.85
                                      --------      -------       ---------        ---------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............       0.07         0.06            0.12             0.02              0.05
 Net realized and unrealized
  gain (loss) on
  investments .....................      (1.78)        0.39            0.43             0.17             (1.24)
                                      --------      -------       ---------        ---------        ----------
 Total from investment
  operations ......................      (1.71)        0.45            0.55             0.19             (1.19)
                                      --------      -------       ---------        ---------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............      (0.06)       (0.06)         (0.11)           (0.02)             (0.04)
 Tax return of capital
  distributions ...................          -            -              -                -              (0.01)
                                      --------      -------       --------         --------         ----------
 Total dividends and
  distributions ...................      (0.06)       (0.06)         (0.11)           (0.02)             (0.05)
                                      --------      -------       --------         --------         ----------
Net asset value, end of period.....   $   9.84      $ 11.61       $   11.22        $   10.78        $    10.61
                                      ========      =======       ========         ========         ==========
Total return. .....................     (14.77)%       4.04%          5.13%            1.80%            (10.02)%
                                      ========      =======       ========         ========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) .........................   $646,958      $429,560      $ 153,232        $ 149,618        $  166,746
Ratio of expenses to average
  net assets after waivers ........       1.10%         1.10%          1.07%(c)         1.00%(c)          1.00%(c)
Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........       1.08%       N/A           N/A              N/A              N/A
Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........       1.10%         1.11%          1.12%(c)         1.09%(c)          1.17%(c)
Ratio of net investment
  income to average net
  assets after waivers ............       0.75%         1.03%          1.17%(c)         0.21%(c)          0.47%(c)
Ratio of net investment
  income to average net
  assets after waivers and
  fees paid indirectly ............       0.77%       N/A           N/A              N/A              N/A
Ratio of net investment
  income to average net
  assets before waivers and
  fees paid indirectly ............       0.75%         1.02%          1.12%(c)         0.12%(c)          0.30%(c)
Portfolio turnover rate ...........         98%          106%           196%             192%              111%
Effect of voluntary expense
  limitation during the
  period:
 Per share benefit to net
 investment income ................   $      -      $      -#     $       -        $    0.02        $     0.02



                       See Notes to Financial Statements.



110 Financial Highlights                                     EQ Advisors Trust

EQ/HIGH YIELD PORTFOLIO(D)(E):






                                                                        CLASS IA
                                   -----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------
                                       2002         2001         2000         1999          1998
                                   ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  5.46      $  6.00      $  7.43      $  8.71       $ 10.41
                                     -------      -------      -------      -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      0.48         0.63         0.76         0.90          1.07
 Net realized and unrealized
  gain (loss) on
  investments ....................     (0.63)        (0.58)      (1.40)       (1.19)        (1.56)
                                     -------      --------     -------      -------       -------
 Total from investment
  operations .....................     (0.15)        0.05        (0.64)       (0.29)        (0.49)
                                     -------      --------     -------      -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............     (0.49)        (0.59)      (0.79)       (0.96)        (1.03)
 Distributions from realized
  gains ..........................         -             -           -        (0.01)        (0.18)
 Tax return of capital
  distributions ..................         -             -           -        (0.02)            -
                                     -------      --------     -------      -------       -------
 Total dividends and
  distributions ..................     (0.49)        (0.59)      (0.79)       (0.99)        (1.21)
                                     -------      --------     -------      -------       -------
Net asset value, end of year .....   $  4.82      $   5.46     $  6.00      $  7.43       $  8.71
                                     =======      ========     =======      =======       =======
Total return .....................     (2.72)%        0.89%      (8.65)%      (3.35)%       (5.15)%
                                     =======      ========     =======      =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) ........................  $234,361      $254,910    $263,012     $336,292      $405,308
Ratio of expenses to average
  net assets .....................      0.69%         0.67%       0.67%        0.63%         0.63%
Ratio of net investment
  income to average net
  assets .........................      9.21%        10.15%      10.54%       10.53%        10.67%
Portfolio turnover rate ..........       141%           88%         87%         178%          181%



                                                                        CLASS IB
                                   -----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------
                                       2002         2001         2000         1999          1998
                                   ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of
  year ...........................   $  5.43      $  5.97      $  7.40      $  8.69       $ 10.39
                                     -------      -------      -------      -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .........................      0.47         0.58         0.74         0.87          1.04
 Net realized and unrealized
  gain (loss) on
  investments ....................     (0.63)        (0.54)      (1.40)       (1.18)        (1.56)
                                     -------      --------     -------      -------       -------
 Total from investment
  operations .....................     (0.16)        0.04        (0.66)       (0.31)        (0.52)
                                     -------      --------     -------      -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............     (0.48)        (0.58)      (0.77)       (0.95)        (1.00)
 Distributions from realized
  gains ..........................         -             -           -        (0.01)        (0.18)
 Tax return of capital
  distributions ..................         -             -           -        (0.02)            -
                                     -------      --------     -------      -------       -------
 Total dividends and
  distributions ..................     (0.48)        (0.58)      (0.77)       (0.98)        (1.18)
                                     -------      --------     -------      -------       -------
Net asset value, end of year .....   $  4.79      $   5.43     $  5.97      $  7.40       $  8.69
                                     =======      ========     =======      =======       =======
Total return .....................     (2.96)%        0.66%      (8.90)%      (3.58)%       (5.38)%
                                     =======      ========     =======      =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) ........................  $330,804      $285,484    $230,916     $230,290      $207,042
Ratio of expenses to average
  net assets .....................      0.94%         0.92%       0.92%        0.88%         0.88%
Ratio of net investment
  income to average net
  assets .........................      8.96%         9.97%      10.28%       10.25%        10.60%
Portfolio turnover rate ..........       141%           88%         87%         178%          181%



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  111

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO(E):






                                                                     CLASS IA
                                                                ------------------
                                                                  MARCH 25, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................   $      8.64
                                                                  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.08
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................         (1.53)
                                                                  -----------
 Total from investment operations .............................         (1.45)
                                                                  -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.09)
 Distributions from realized gains ............................             -
                                                                  -----------
 Total dividends and distributions ............................         (0.09)
                                                                  -----------
Net asset value, end of period ................................   $      7.10
                                                                  ===========
Total return ..................................................        (16.82)%(b)
                                                                  ===========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .............................   $         4
Ratio of expenses to average net assets after waivers .........          0.67%(a)
Ratio of expenses to average net assets before waivers ........          0.67%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          1.34%(a)
Ratio of net investment income to average net assets before
  waivers .....................................................          1.34%(a)
Portfolio turnover rate .......................................            11%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $         -



                                                                                           CLASS IB
                                                                --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------------
                                                                     2002          2001            2000             1999
                                                                ------------- ------------- ----------------- ----------------
Net asset value, beginning of period ..........................   $    8.74     $   11.80      $    14.87        $   11.85
                                                                  ---------     ---------      ----------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................        0.09          0.09            0.11             0.10
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................       (1.65)        (3.09)         (2.72)            3.15
                                                                  ---------     ---------      ---------        ---------
 Total from investment operations .............................       (1.56)        (3.00)         (2.61)            3.25
                                                                  ---------     ---------      ---------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................       (0.08)        (0.03)         (0.01)           (0.12)
 Distributions from realized gains ............................           -         (0.03)         (0.45)           (0.11)
                                                                  ---------     ---------      ---------        ---------
 Total dividends and distributions ............................       (0.08)        (0.06)         (0.46)           (0.23)
                                                                  ---------     ---------      ---------        ---------
Net asset value, end of period ................................   $    7.10     $    8.74      $    11.80       $   14.87
                                                                  =========     =========      ==========       =========
Total return ..................................................      (17.87)%      (25.47)%        (17.63)%         27.50%
                                                                  =========     =========      ==========       =========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .............................   $  78,345     $  80,083      $   99,467       $  94,581
Ratio of expenses to average net assets after waivers .........        0.92%         1.01%           1.01%(c)        0.94%(c)
Ratio of expenses to average net assets before waivers ........        0.92%         1.01%           1.04%(c)        1.05%(c)
Ratio of net investment income to average net assets after
  waivers .....................................................        1.09%         0.88%           0.86%(c)        0.96%(c)
Ratio of net investment income to average net assets before
  waivers .....................................................        1.09%         0.88%           0.83%(c)        0.85%(c)
Portfolio turnover rate .......................................          11%            8%             12%              7%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $       -     $       -      $        -       $    0.03



                                                                        CLASS IB
                                                                ----------------
                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                                ----------------
                                                                          1998**
                                                                ----------------
Net asset value, beginning of period ..........................    $   10.00
                                                                   ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................         0.08
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................         1.92
                                                                   ---------
 Total from investment operations .............................         2.00
                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................        (0.15)
 Distributions from realized gains ............................            -
                                                                   ---------
 Total dividends and distributions ............................        (0.15)
                                                                   ---------
Net asset value, end of period ................................    $   11.85
                                                                   =========
Total return ..................................................        20.07%
                                                                   =========
RATIO/SUPPLEMENTAL DATE:
Net assets, end of period (000's) .............................    $  48,075
Ratio of expenses to average net assets after waivers .........         0.84%(c)
Ratio of expenses to average net assets before waivers ........         1.49%(c)
Ratio of net investment income to average net assets after
  waivers .....................................................         1.11%(c)
Ratio of net investment income to average net assets before
  waivers .....................................................         0.46%(c)
Portfolio turnover rate .......................................            3%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................    $    0.05



                       See Notes to Financial Statements.



112 Financial Highlights                                     EQ Advisors Trust

EQ/JANUS LARGE CAP GROWTH PORTFOLIO:






                                                                                   CLASS IA               CLASS IB
                                                                              ------------------ ---------------------------
                                                                                                   YEAR ENDED DECEMBER 31,
                                                                                MARCH 25, 2002*  ---------------------------
                                                                                      TO
                                                                               DECEMBER 31, 2002      2002          2001
                                                                              ------------------ ------------- -------------
Net asset value, beginning of period ........................................   $      6.22        $   6.49      $   8.42
                                                                                -----------        --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ...............................................             -#          (0.01)        (0.01)
 Net realized and unrealized loss on investments ............................         (1.69)          (1.96)        (1.92)
                                                                                -----------        --------      --------
 Total from investment operations ...........................................         (1.69)          (1.97)        (1.93)
                                                                                -----------        --------      --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......................................             -               -             -#
 Distributions from net realized gains ......................................             -               -             -#
                                                                                -----------        --------      --------
 Total dividends and distributions ..........................................             -               -             -
                                                                                -----------        --------      --------
Net asset value, end of period ..............................................   $      4.53        $   4.52      $   6.49
                                                                                ===========        ========      ========
Total return ................................................................        (27.17)%(b)     (30.35)%      (22.91)%
                                                                                ===========        ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........................................   $        72        $161,566      $163,096
Ratio of expenses to average net assets after waivers .......................          0.90%(a)        1.15%         1.15%
Ratio of expenses to average net assets before waivers ......................          1.01%(a)        1.26%         1.29%
Ratio of net investment income (loss) to average net assets after waivers ...          0.03%(a)       (0.22)%       (0.27)%
Ratio of net investment income (loss) to average net assets before waivers ..         (0.08)%(a)      (0.33)%       (0.41)%
Portfolio turnover rate .....................................................            45%             45%           27%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ..........................   $         -#       $   0.01      $   0.01



                                                                                   CLASS IB
                                                                              -------------------
                                                                               SEPTEMBER 1, 2000*
                                                                                       TO
                                                                               DECEMBER 31, 2000
                                                                              -------------------
Net asset value, beginning of period ........................................    $     10.00
                                                                                 -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ...............................................              -
 Net realized and unrealized loss on investments ............................          (1.57)
                                                                                 -----------
 Total from investment operations ...........................................          (1.57)
                                                                                 -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......................................          (0.01)
 Distributions from net realized gains ......................................              -#
                                                                                 -----------
 Total dividends and distributions ..........................................          (0.01)
                                                                                 -----------
Net asset value, end of period ..............................................    $      8.42
                                                                                 ===========
Total return ................................................................         (15.70)%(b)
                                                                                 ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........................................    $    55,402
Ratio of expenses to average net assets after waivers .......................           1.15%(a)
Ratio of expenses to average net assets before waivers ......................           1.37%(a)
Ratio of net investment income (loss) to average net assets after waivers ...           0.65%(a)
Ratio of net investment income (loss) to average net assets before waivers ..           0.43%(a)
Portfolio turnover rate .....................................................              0%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ..........................    $         -#



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  113

EQ/J.P. MORGAN CORE BOND PORTFOLIO:






                                                                      CLASS IA
                                                                ------------------
                                                                  MARCH 25, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $   10.77
                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.41
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          0.61
                                                                    ---------
 Total from investment operations .............................          1.02
                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.43)
 Distributions from realized gains ............................         (0.17)
                                                                    ---------
 Total dividends and distributions ............................         (0.60)
                                                                    ---------
Net asset value, end of period ................................     $   11.19
                                                                    =========
Total return ..................................................          9.53%(b)
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $     131
Ratio of expenses to average net assets after waivers .........          0.55%(a)
Ratio of expenses to average net assets before waivers ........          0.55%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          4.77%(a)
Ratio of net investment income to average net assets before
  waivers .....................................................          4.77%(a)
Portfolio turnover rate .......................................           166%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................     $       -



                                                                                            CLASS IB
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                    2002         2001         2000          1999        1998**
                                                                ------------ ------------ ------------ ------------- -----------
Net asset value, beginning of period ..........................   $ 10.76      $ 10.51      $  9.92       $ 10.57     $  10.00
                                                                  -------      -------      -------       -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................      0.40         0.46         0.54          0.49         0.21
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................      0.61         0.45         0.61         (0.66)        0.70
                                                                  -------      -------      -------       -------     --------
 Total from investment operations .............................      1.01         0.91         1.15         (0.17)        0.91
                                                                  -------      -------      -------       -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................     (0.41)       (0.46)       (0.56)        (0.48)       (0.22)
 Distributions from realized gains ............................     (0.17)       (0.20)           -             -        (0.12)
                                                                  -------      -------      -------       -------     --------
 Total dividends and distributions ............................     (0.58)       (0.66)       (0.56)        (0.48)       (0.34)
                                                                  -------      -------      -------       -------     --------
Net asset value, end of period ................................   $ 11.19      $ 10.76      $ 10.51       $  9.92     $  10.57
                                                                  =======      =======      =======       =======     ========
Total return ..................................................      9.52%        7.95%       11.55%        (1.64)%       9.02%
                                                                  =======      =======      =======       =======     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................  $768,461     $429,056     $233,916      $156,581    $ 103,326
Ratio of expenses to average net assets after waivers .........      0.80%        0.80%        0.80%         0.80%        0.80%
Ratio of expenses to average net assets before waivers ........      0.80%        0.81%        0.81%         0.89%        1.03%
Ratio of net investment income to average net assets after
  waivers .....................................................      4.52%        5.18%        5.92%         5.53%        4.95%
Ratio of net investment income to average net assets before
  waivers .....................................................      4.52%        5.17%        5.91%         5.44%        4.72%
Portfolio turnover rate .......................................       166%         211%         185%          233%         428%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................  $      -     $      -#    $      -      $  0.01     $  0.01



                       See Notes to Financial Statements.



114 Financial Highlights                                     EQ Advisors Trust

EQ/LAZARD SMALL CAP VALUE PORTFOLIO:






                                                                      CLASS IA
                                                                ------------------
                                                                 OCTOBER 2, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $    9.25
                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          0.53
                                                                    ---------
 Total from investment operations .............................          0.55
                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.04)
 Distributions from realized gains ............................             -
                                                                    ---------
 Total dividends and distributions ............................         (0.04)
                                                                    ---------
Net asset value, end of period ................................     $    9.76
                                                                    =========
Total return ..................................................          5.97%(b)
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $      57
Ratio of expenses to average net assets after waivers .........          0.85%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................          0.81%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          0.86%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          0.64%(a)
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          0.68%(a)
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          0.63%(a)
Portfolio turnover rate .......................................            86%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................     $       -#



                                                                                           CLASS IB
                                                                ---------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------------------
                                                                     2002         2001         2000         1999       1998**
                                                                ------------- ------------ ------------ ----------- -----------
Net asset value, beginning of period ..........................   $  11.52      $ 10.76      $  9.32      $ 9.27      $ 10.00
                                                                  --------      -------      -------      ------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       0.03         0.05         0.03        0.04         0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................      (1.61)        1.82         1.68        0.11        (0.72)
                                                                  --------      -------      -------      ------      -------
 Total from investment operations .............................      (1.58)        1.87         1.71        0.15        (0.70)
                                                                  --------      -------      -------      ------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................      (0.02)       (0.04)       (0.02)      (0.04)       (0.03)
 Distributions from realized gains ............................      (0.15)       (1.07)       (0.25)      (0.06)           -
                                                                  --------      -------      -------      ------      -------
 Total dividends and distributions ............................      (0.17)       (1.11)       (0.27)      (0.10)       (0.03)
                                                                  --------      -------      -------      ------      -------
Net asset value, end of period ................................   $   9.77      $ 11.52      $ 10.76      $ 9.32      $  9.27
                                                                  ========      =======      =======      ======      =======
Total return ..................................................     (13.87)%      17.74%       18.56%       1.66%       (7.03)%
                                                                  ========      =======      =======      ======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $298,035     $175,167     $107,433     $72,607     $ 51,046
Ratio of expenses to average net assets after waivers .........       1.10%        1.10%        1.12%       1.20%        1.20%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       1.06%      N/A          N/A          N/A         N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       1.11%        1.13%        1.15%       1.30%        1.54%
Ratio of net investment income to average net assets after
  waivers .....................................................       0.39%        0.54%        0.31%       0.48%        0.52%
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       0.43%      N/A          N/A          N/A         N/A
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       0.38%        0.51%        0.28%       0.39%        0.18%
Portfolio turnover rate .......................................         86%          91%          69%         48%          21%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -#     $     -#     $      -     $ 0.01      $  0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  115

EQ/MARSICO FOCUS PORTFOLIO:






                                                                                     CLASS IA
                                                                               -------------------
                                                                                 OCTOBER 2, 2002*
                                                                                        TO
                                                                                DECEMBER 31, 2002
                                                                               -------------------
Net asset value, beginning of period .........................................    $    10.43
                                                                                  ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............................................             -#
  Net realized and unrealized gain (loss) ....................................
  on investments and foreign currency transactions ...........................         (0.36)
                                                                                  ----------
  Total from investment operations ...........................................         (0.36)
                                                                                  ----------
  LESS DISTRIBUTIONS:
  Distributions from realized gains ..........................................             -
                                                                                  ----------
Net asset value, end of period ...............................................    $    10.07
                                                                                  ==========
Total return .................................................................         (3.45)%(b)
                                                                                  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................    $       77
Ratio of expenses to average net assets after waivers ........................          0.90%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          0.85%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.08%(a)
Ratio of net investment loss to average net assets after waivers .............         (0.11)%(a)
Ratio of net investment loss to average net assets after waivers and fees
  paid indirectly ............................................................         (0.06)%(a)
Ratio of net investment loss to average net assets before waivers and fees
  paid indirectly ............................................................         (0.29)%(a)
Portfolio turnover rate. .....................................................           140%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment loss ...................................    $        -#



                                                                                              CLASS IB
                                                                               --------------------------------------
                                                                                                    AUGUST 31, 2001*
                                                                                    YEAR ENDED             TO
                                                                                DECEMBER 31, 2002   DECEMBER 31, 2001
                                                                               ------------------- ------------------
Net asset value, beginning of period .........................................      $  11.39          $    10.00
                                                                                    --------          ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............................................         (0.01)                  -#
  Net realized and unrealized gain (loss) ....................................
  on investments and foreign currency transactions ...........................         (1.30)               1.39
                                                                                    --------          ----------
  Total from investment operations ...........................................         (1.31)               1.39
                                                                                    --------          ----------
  LESS DISTRIBUTIONS:
  Distributions from realized gains ..........................................         (0.01)                  -
                                                                                    --------          ----------
Net asset value, end of period ...............................................      $  10.07          $    11.39
                                                                                    ========          ==========
Total return .................................................................        (11.51)%             13.90%(b)
                                                                                    ========          ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................................      $ 203,596         $    9,292
Ratio of expenses to average net assets after waivers ........................          1.15%               1.15%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly .................................................................          1.10%           N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly .................................................................          1.33%               3.59%(a)
Ratio of net investment loss to average net assets after waivers .............         (0.36)%             (0.13)%(a)
Ratio of net investment loss to average net assets after waivers and fees
  paid indirectly ............................................................         (0.31)%          N/A
Ratio of net investment loss to average net assets before waivers and fees
  paid indirectly ............................................................         (0.54)%             (2.57)%(a)
Portfolio turnover rate. .....................................................           140%                 22%
Effect of voluntary expense limitation during the period:
  Per share benefit to net investment loss ...................................      $   0.02          $        -



                       See Notes to Financial Statements.



116 Financial Highlights                                     EQ Advisors Trust

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO:





                                                                      CLASS IA
                                                                ------------------
                                                                 OCTOBER 2, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $   10.10
                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.04
 Net realized and unrealized gain (loss) on investments .......          1.24
                                                                    ---------
 Total from investment operations .............................          1.28
                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.11)
 Distributions from realized gains ............................             -
                                                                    ---------
 Total dividends and distributions ............................         (0.11)
                                                                    ---------
Net asset value, end of period ................................     $   11.27
                                                                    =========
Total return ..................................................         12.54%(b)
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $      71
Ratio of expenses to average net assets after waivers .........          0.70%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly. .......................................          0.69%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          0.70%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          0.97%(a)
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          0.98%(a)
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          0.97%(a)
Portfolio turnover rate .......................................            39%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................     $       -



                                                                                            CLASS IB
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                     2002         2001         2000         1999         1998
                                                                ------------- ------------ ------------ ------------ -----------
Net asset value, beginning of period ..........................   $  13.77      $ 13.85      $ 13.76      $ 12.36     $ 11.58
                                                                  --------      -------      -------      -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       0.08         0.10         0.21         0.17        0.12
 Net realized and unrealized gain (loss) on investments .......      (2.35)        0.65         1.33         2.15        1.21
                                                                  --------      -------      -------      -------     --------
 Total from investment operations .............................      (2.27)        0.75         1.54         2.32        1.33
                                                                  --------      -------      -------      -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................      (0.08)       (0.10)       (0.21)       (0.18)       (0.12)
 Distributions from realized gains ............................      (0.13)       (0.73)       (1.24)       (0.74)       (0.43)
                                                                  --------      -------      -------      -------     --------
 Total dividends and distributions ............................      (0.21)       (0.83)       (1.45)       (0.92)       (0.55)
                                                                  --------      -------      -------      -------     --------
Net asset value, end of period ................................   $  11.29      $ 13.77      $ 13.85      $ 13.76      $ 12.36
                                                                  ========      =======      =======      =======     ========
Total return ..................................................     (16.68)%       5.49%       11.81%       19.00%       11.59%
                                                                  ========      =======      =======      =======     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $680,559     $613,150     $392,035     $300,467     $174,104
Ratio of expenses to average net assets after waivers .........       0.95%        0.95%        0.92%        0.85%        0.85%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly. .......................................       0.94%      N/A          N/A          N/A           N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       0.95%        0.95%        0.93%        0.96%        1.06%
Ratio of net investment income to average net assets after
  waivers .....................................................       0.72%        0.85%        1.56%        1.42%        1.41%
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       0.73%      N/A          N/A          N/A           N/A
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       0.72%        0.85%        1.55%        1.31%        1.20%
Portfolio turnover rate .......................................         39%          64%          81%          71%          83%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -     $      -#    $      -     $  0.01      $  0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  117

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO:






                                                                         CLASS IA
                                    -----------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,                      NOVEMBER 24, 1998*
                                    ----------------------------------------------------------            TO
                                         2002          2001          2000           1999           DECEMBER 31, 1998
                                    ------------- ------------- ------------- ---------------- ------------------------
Net asset value, beginning of
  period ..........................   $   13.82     $   20.91     $   27.40      $   16.04          $     14.18
                                      ---------     ---------     ---------      ---------          -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................       (0.02)         0.07          0.04           0.01                    -
 Net realized and unrealized
  gain (loss) on
  investments .....................       (4.70)        (7.16)        (5.13)         11.83                 1.86
                                      ---------     ---------     ---------      ---------          -----------
 Total from investment
  operations ......................       (4.72)        (7.09)        (5.09)         11.84                 1.86
                                      ---------     ---------     ---------      ---------          -----------
 LESS DISTRIBUTIONS:
 Distributions from realized
  gains ...........................           -             -#        (1.40)         (0.48)                   -
                                      ---------     ---------     ---------      ---------          -----------
Net asset value, end of period.....   $    9.10     $   13.82     $   20.91      $   27.40          $     16.04
                                      =========     =========     =========      =========          ===========
Total return ......................      (34.15)%      (33.89)%      (18.56)%        74.43%               13.12%(b)
                                      =========     =========     =========      =========          ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) .........................   $  22,611     $  43,918     $  72,889      $  46,248          $     5,978
Ratio of expenses to average
  net assets after waivers ........     N/A           N/A              0.70%          0.60%(c)             0.60%(a)(c)
Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........        0.72%      N/A           N/A            N/A                N/A
Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........        0.73%         0.72%         0.70%          0.70%(c)             0.79%(a)(c)
Ratio of net investment
  income (loss) to average
  net assets after waivers ........     N/A           N/A              0.15%          0.09%(c)            (0.05)%(a)(c)
Ratio of net investment
  income (loss) to average
  net assets after waivers
  and fees paid indirectly ........       (0.16)%     N/A           N/A            N/A                N/A
Ratio of net investment
  income (loss) to average
  net assets before waivers
  and fees paid indirectly ........       (0.17)%        0.02%         0.14%          0.01%(c)            (0.24)%(a)(c)
Portfolio turnover rate ...........         110%          278%          203%           184%                  79%
Effect of voluntary expense
  limitation during the
  period:
Per share benefit to net
  investment income ...............   $       -     $       -     $       -      $    0.01          $         -



                                                                         CLASS IB
                                    ----------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------
                                         2002           2001            2000             1999              1998
                                    ------------- --------------- --------------- ----------------- ------------------
Net asset value, beginning of
  period ..........................   $  13.70       $   20.78       $   27.33       $   16.04         $    11.92
                                      --------       ---------       ---------       ---------         ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................      (0.05)          (0.04)          (0.02)          (0.02)             (0.03)
 Net realized and unrealized
  gain (loss) on
  investments .....................      (4.65)          (7.04)          (5.13)          11.79               4.15
                                      --------       ---------       ---------       ---------         ----------
 Total from investment
  operations ......................      (4.70)          (7.08)          (5.15)          11.77               4.12
                                      --------       ---------       ---------       ---------         ----------
 LESS DISTRIBUTIONS:
 Distributions from realized
  gains ...........................          -               -#          (1.40)          (0.48)                 -
                                      --------       ---------       ---------       ---------         ----------
Net asset value, end of period.....   $   9.00       $   13.70       $   20.78       $   27.33         $    16.04
                                      ========       =========       =========       =========         ==========
Total return ......................     (34.31)%        (34.06)%        (18.83)%         73.62%             34.57%
                                      ========       =========       =========       =========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) .........................   $758,033       $1,363,276      $2,142,512      $1,665,635        $  461,307
Ratio of expenses to average
  net assets after waivers ........     N/A            N/A                0.95%           0.85%(c)           0.85%(c)
Ratio of expenses to average
  net assets after waivers
  and fees paid indirectly ........       0.97%        N/A             N/A             N/A               N/A
Ratio of expenses to average
  net assets before waivers
  and fees paid indirectly ........       0.98%           0.97%           0.95%           0.95%(c)           1.04%(c)
Ratio of net investment
  income (loss) to average
  net assets after waivers ........     N/A            N/A               (0.11)%         (0.16)%(c)         (0.30)%(c)
Ratio of net investment
  income (loss) to average
  net assets after waivers
  and fees paid indirectly ........      (0.41)%       N/A             N/A             N/A               N/A
Ratio of net investment
  income (loss) to average
  net assets before waivers
  and fees paid indirectly ........      (0.42)%         (0.23)%         (0.11)%         (0.26)%(c)         (0.49)%(c)
Portfolio turnover rate ...........        110%            278%            203%            184%                79%
Effect of voluntary expense
  limitation during the
  period:
Per share benefit to net
  investment income ...............   $      -       $       -       $       -       $    0.01         $     0.02



                       See Notes to Financial Statements.



118 Financial Highlights                                     EQ Advisors Trust

EQ/MFS INVESTORS TRUST PORTFOLIO:






                                                                                 CLASS IA
                                                                            ------------------
                                                                              MARCH 25, 2002*
                                                                                    TO
                                                                             DECEMBER 31, 2002
                                                                            ------------------
Net asset value, beginning of period ......................................   $      8.89
                                                                              -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................          0.05
 Net realized and unrealized gain (loss) on investments ...................         (1.84)
                                                                              -----------
 Total from investment operations .........................................         (1.79)
                                                                              -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................         (0.06)
                                                                              -----------
Net asset value, end of period ............................................   $      7.04
                                                                              ===========
Total return ..............................................................        (20.11)%(b)
                                                                              ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $        79
Ratio of expenses to average net assets after waivers .....................          0.70%(a)
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................          0.69%(a)
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................          0.71%(a)
Ratio of net investment income to average net assets after waivers ........          0.77%(a)
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................          0.78%(a)
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................          0.76%(a)
Portfolio turnover rate ...................................................            70%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $         -#



                                                                                                  CLASS IB
                                                                            -----------------------------------------------------
                                                                                           YEAR ENDED DECEMBER 31,
                                                                            -----------------------------------------------------
                                                                                 2002          2001          2000       1999***
                                                                            ------------- ------------- ------------- -----------
Net asset value, beginning of period ......................................   $   8.97      $  10.72       $ 10.84     $ 10.00
                                                                              --------      --------       -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................................       0.04          0.04          0.04        0.04
 Net realized and unrealized gain (loss) on investments ...................      (1.93)        (1.75)        (0.12)       0.84
                                                                              --------      --------       -------     -------
 Total from investment operations .........................................      (1.89)        (1.71)        (0.08)       0.88
                                                                              --------      --------       -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................................      (0.04)        (0.04)        (0.04)      (0.04)
                                                                              --------      --------       -------     -------
Net asset value, end of period ............................................   $   7.04      $   8.97       $ 10.72     $ 10.84
                                                                              ========      ========       =======     =======
Total return ..............................................................     (21.04)%      (15.97)%       (0.77)%      8.76%
                                                                              ========      ========       =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................................   $201,141      $244,038      $223,078    $109,828
Ratio of expenses to average net assets after waivers .....................       0.95%         0.95%         0.93%       0.85%
Ratio of expenses to average net assets after waivers and fees paid
  indirectly ..............................................................       0.94%       N/A           N/A          N/A
Ratio of expenses to average net assets before waivers and fees paid
  indirectly ..............................................................       0.96%         0.97%         0.96%       1.16%
Ratio of net investment income to average net assets after waivers ........       0.52%         0.48%         0.45%       0.80%
Ratio of net investment income to average net assets after waivers and
  fees paid indirectly ....................................................       0.53%       N/A           N/A          N/A
Ratio of net investment income to average net assets before waivers and
  fees paid indirectly ....................................................       0.51%         0.46%         0.42%       0.49%
Portfolio turnover rate ...................................................         70%           84%           65%         64%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...............................   $      -#     $      -#      $     -    $  0.01



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  119

EQ/MONEY MARKET PORTFOLIO(D):






                                                                        CLASS IA
                                    ----------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------
                                        2002         2001         2000         1999         1998
                                    ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
  year ............................   $ 10.37      $ 10.33      $ 10.28      $ 10.22      $ 10.18
                                      -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.16         0.39         0.64         0.51         0.53
 Net realized and unrealized
  gain (loss) on
  investments .....................         -#           -+           -            -            -
                                      -------      -------      -------     --------     --------
 Total from investment
  operations ......................      0.16         0.39         0.64         0.51         0.53
                                      -------      -------      -------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............      (0.15)       (0.35)      (0.59)       (0.45)       (0.49)
                                      --------     --------     -------     --------     --------
Net asset value, end of year ......   $  10.38     $  10.37     $  10.33    $  10.28     $  10.22
                                      ========     ========     =======     ========     ========
Total return ......................       1.54%        3.82%       6.24%        4.96%        5.34%
                                      ========     ========     =======     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) .........................   $834,792     $860,719    $893,097     $883,988     $723,311
Ratio of expenses to average
  net assets ......................       0.39%        0.40%       0.40%        0.37%        0.37%
Ratio of net investment
  income to average net
  assets ..........................       1.48%        3.80%       6.02%        4.91%        5.13%



                                                                        CLASS IB
                                    -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------------------
                                         2002           2001          2000         1999         1998
                                    -------------- -------------- ------------ ------------ -----------
Net asset value, beginning of
  year ............................   $   10.32      $   10.28      $  10.25      $ 10.21     $ 10.17
                                      ---------      ---------      --------      -------     --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............        0.12           0.31          0.61         0.49        0.49
 Net realized and unrealized
  gain (loss) on
  investments .....................        0.01           0.06+        (0.01)       (0.01)       0.02
                                      ---------      ---------      --------      -------    --------
 Total from investment
  operations ......................        0.13           0.37         0.60          0.48        0.51
                                      ---------      ---------      --------      -------    --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............        (0.13)         (0.33)       (0.57)       (0.44)      (0.47)
                                      ----------     ----------     --------      -------    --------
Net asset value, end of year ......   $    10.32     $    10.32     $  10.28      $ 10.25     $ 10.21
                                      ==========     ==========     ========      =======    ========
Total return ......................         1.21%          3.63%        5.99%        4.71%       5.08%
                                      ==========     ==========     ========      =======    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000's) .........................   $1,209,341     $1,155,159     $677,333     $559,713    $386,718
Ratio of expenses to average
  net assets ......................         0.64%          0.65%        0.65%        0.62%       0.62%
Ratio of net investment
  income to average net
  assets ..........................         1.23%          3.38%        5.78%        4.68%       4.82%



                       See Notes to Financial Statements.



120 Financial Highlights                                     EQ Advisors Trust

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:






                                                                     CLASS IA
                                                                ------------------
                                                                 OCTOBER 2, 2002*
                                                                        TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................     $    8.41
                                                                    ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................          0.68
                                                                    ---------
 Total from investment operations .............................          0.72
                                                                    ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income. ........................         (0.16)
 Distributions from realized gains ............................             -
                                                                    ---------
 Total dividends and distributions ............................         (0.16)
                                                                    ---------
Net asset value, end of period ................................     $    8.97
                                                                    =========
Total return ..................................................          8.55%(b)
                                                                    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $      53
Ratio of expenses to average net assets after waivers .........          0.70%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly . ......................................          0.69%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          0.70%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          1.54%(a)
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................          1.55%(a)
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          1.54%(a)
Portfolio turnover rate .......................................            42%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................     $       -



                                                                                             CLASS IB
                                                                ------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                     2002          2001         2000          1999         1998
                                                                ------------- ------------- ------------ ------------- -----------
Net asset value, beginning of period ..........................   $  11.28       $ 12.22      $ 11.56       $ 12.77     $ 11.52
                                                                  --------       -------      -------       -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       0.13          0.11         0.12          0.16        0.11
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ...............................      (2.28)        (0.94)        0.66         (0.34)       1.35
                                                                  --------       -------      -------       -------     --------
 Total from investment operations .............................      (2.15)        (0.83)        0.78         (0.18)       1.46
                                                                  --------       -------      -------       -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income. ........................      (0.14)        (0.11)       (0.12)        (0.16)       (0.11)
 Distributions from realized gains ............................          -             -            -         (0.87)       (0.10)
                                                                  --------       -------      -------       -------     --------
 Total dividends and distributions ............................      (0.14)        (0.11)       (0.12)        (1.03)       (0.21)
                                                                  --------       -------      -------       -------     --------
Net asset value, end of period ................................   $   8.99       $ 11.28      $ 12.22       $  11.56    $  12.77
                                                                  ========       =======      =======       =======     ========
Total return ..................................................     (19.07)%       (6.73)%       6.69%        (1.27)%      12.75%
                                                                  ========       =======      =======       =======     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $470,799      $589,382     $564,610      $544,271     $460,744
Ratio of expenses to average net assets after waivers .........       0.95%         0.95%        0.92%         0.85%        0.85%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly . ......................................       0.94%       N/A          N/A           N/A           N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       0.95%         0.95%        0.92%         0.95%        1.04%
Ratio of net investment income to average net assets after
  waivers .....................................................       1.29%         1.01%        1.05%         1.29%        1.30%
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly ............................       1.30%       N/A          N/A           N/A           N/A
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       1.29%         1.01%        1.05%         1.19%        1.11%
Portfolio turnover rate .......................................         42%           89%          87%           77%          74%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -#      $     -#    $      -       $  0.01     $  0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  121

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO(L):






                                                                        CLASS IA
                                                                ------------------
                                                                  MARCH 25, 2002*
                                                                              TO
                                                                 DECEMBER 31, 2002
                                                                ------------------
Net asset value, beginning of period ..........................   $     10.52
                                                                  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.07
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions. ..............................         (1.85)
                                                                  -----------
 Total from investment operations .............................         (1.78)
                                                                  -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................         (0.08)
 Distributions from realized gains ............................             -
                                                                  -----------
 Total dividends and distributions ............................         (0.08)
Net asset value, end of period ................................   $      8.66
                                                                  ===========
Total return ..................................................        (16.90)%(b)
                                                                  ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $       108
Ratio of expenses to average net assets after waivers .........          1.00%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................          0.99%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................          1.05%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................          1.00%(a)
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly. ...........................          1.01%(a)
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................          0.95%(a)
Portfolio turnover rate .......................................            55%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $         -#



                                                                                             CLASS IB
                                                                ------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                     2002          2001          2000         1999         1998
                                                                ------------- ------------- ------------- ------------ -----------
Net asset value, beginning of period ..........................   $  10.46      $  13.44      $  19.35      $ 13.01     $  10.89
                                                                  --------      --------      --------      -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................       0.06          0.08          0.27         0.07         0.05
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions. ..............................      (1.80)        (2.98)        (2.71)        7.69         2.07
                                                                  --------      --------      --------      -------     --------
 Total from investment operations .............................      (1.74)        (2.90)        (2.44)        7.76         2.12
                                                                  --------      --------      --------      -------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................      (0.06)        (0.06)        (0.19)       (0.35)           -
 Distributions from realized gains ............................          -         (0.02)        (3.28)       (1.07)           -
                                                                  --------      --------      --------      -------     --------
 Total dividends and distributions ............................      (0.06)        (0.08)        (3.47)       (1.42)           -
Net asset value, end of period ................................   $   8.66      $  10.46      $  13.44      $ 19.35     $  13.01
                                                                  ========      ========      ========      ========    ========
Total return ..................................................     (16.61)%      (21.55)%      (12.33)%       60.24%      19.51%
                                                                  ========      ========      ========      ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $454,735      $299,090      $357,232      $299,159    $143,721
Ratio of expenses to average net assets after waivers .........       1.25%         1.25%         1.23%         1.20%       1.20%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly ........................................       1.24%       N/A           N/A           N/A          N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly ........................................       1.30%         1.39%         1.27%         1.26%       1.46%
Ratio of net investment income to average net assets after
  waivers .....................................................       0.75%         0.66%         1.01%         0.54%       0.64%
Ratio of net investment income to average net assets after
  waivers and fees paid indirectly. ...........................       0.76%       N/A           N/A           N/A          N/A
Ratio of net investment income to average net assets before
  waivers and fees paid indirectly ............................       0.70%         0.52%         0.98%         0.48%       0.38%
Portfolio turnover rate .......................................         55%           76%          112%          119%         94%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $      -#     $   0.02      $   0.01      $  0.01     $  0.02



                       See Notes to Financial Statements.



122 Financial Highlights                                     EQ Advisors Trust

EQ/PUTNAM VOYAGER PORTFOLIO:






                                                                        CLASS IA
                                                               ------------------
                                                                OCTOBER 2, 2002*
                                                                              TO
                                                                DECEMBER 31, 2002
                                                               ------------------
Net asset value, beginning of period .........................     $    9.28
                                                                   ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................          0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................          0.31
                                                                   ---------
 Total from investment operations ............................          0.32
                                                                   ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................         (0.04)
 Distributions from realized gains ...........................             -
                                                                   ---------
 Total dividends and distributions ...........................         (0.04)
                                                                   ---------
Net asset value, end of period ...............................     $    9.56
                                                                   =========
Total return .................................................          3.46%(b)
                                                                   =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................     $      51
Ratio of expenses to average net assets after waivers ........          0.70%(a)
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................          0.67%(a)
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................          0.77%(a)
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................          0.33%(a)
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................          0.36%(a)
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................          0.26%(a)
Portfolio turnover rate ......................................           147%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........     $       -#



                                                                                      CLASS IB
                                                               -------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------
                                                                    2002          2001          2000          1999
                                                               ------------- ------------- ------------- -------------
Net asset value, beginning of period .........................   $  13.03      $  17.24      $  21.41       $ 16.79
                                                                 --------      --------      --------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................       0.01             -#        (0.04)        (0.03)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................      (3.45)        (4.21)        (3.70)         5.09
                                                                 --------      --------      --------       -------
 Total from investment operations ............................      (3.44)        (4.21)        (3.74)         5.06
                                                                 --------      --------      --------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................      (0.01)            -             -             -
 Distributions from realized gains ...........................          -             -         (0.43)        (0.44)
                                                                 --------      --------      --------       -------
 Total dividends and distributions ...........................      (0.01)            -         (0.43)        (0.44)
                                                                 --------      --------      --------       -------
Net asset value, end of period ...............................   $   9.58      $  13.03      $  17.24       $ 21.41
                                                                 ========      ========      ========       =======
Total return .................................................     (26.39)%      (24.42)%      (17.79)%       30.24%
                                                                 ========      ========      ========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................   $199,462      $299,380      $397,968       $384,175
Ratio of expenses to average net assets after waivers ........       0.95%         0.95%         0.95%         0.93%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................       0.92%       N/A           N/A           N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................       1.02%         0.98%         0.97%         0.98%
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................       0.08%        (0.02)%       (0.25)%       (0.20)%
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................       0.11%       N/A           N/A           N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................       0.01%        (0.05)%       (0.23)%       (0.25)%
Portfolio turnover rate ......................................        147%           95%           81%           76%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........   $   0.01      $   0.01      $      -       $  0.01



                                                                  CLASS IB
                                                               -------------
                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                   1998
                                                               -------------
Net asset value, beginning of period .........................    $ 12.33
                                                                  -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................       0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................       4.46
                                                                  -------
 Total from investment operations ............................       4.47
                                                                  -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................      (0.01)
 Distributions from realized gains ...........................          -
                                                                  -------
 Total dividends and distributions ...........................      (0.01)
                                                                  -------
Net asset value, end of period ...............................    $ 16.79
                                                                  =======
Total return .................................................      36.27%
                                                                  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................    $175,015
Ratio of expenses to average net assets after waivers ........       0.85%
Ratio of expenses to average net assets after waivers and
  fees paid indirectly .......................................     N/A
Ratio of expenses to average net assets before waivers and
  fees paid indirectly .......................................       1.09%
Ratio of net investment income (loss) to average net assets
  after waivers ..............................................       0.14%
Ratio of net investment income (loss) to average net assets
  after waivers and fees paid indirectly .....................     N/A
Ratio of net investment income (loss) to average net assets
  before waivers and fees paid indirectly ....................      (0.10)%
Portfolio turnover rate ......................................         64%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income (loss) ...........    $  0.02



                       See Notes to Financial Statements.



EQ Advisors Trust                                    Financial Highlights  123

EQ/SMALL COMPANY INDEX PORTFOLIO:






                                                                        CLASS IA
                                                                -------------------
                                                                  MARCH 25, 2002*
                                                                              TO
                                                                    DECEMBER 31,
                                                                            2002
                                                                -------------------
Net asset value, beginning of period ..........................    $      9.32
                                                                   -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................           0.05
 Net realized and unrealized gain (loss) on investments .......          (2.12)
                                                                   -----------
 Total from investment operations .............................          (2.07)
                                                                   -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................          (0.06)
 Distributions from realized gains ............................              -
                                                                   -----------
 Total dividends and distributions ............................          (0.06)
                                                                   -----------
Net asset value, end of period ................................    $      7.19
                                                                   ===========
Total return ..................................................         (22.23)%(b)
                                                                   ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $        87
Ratio of expenses to average net assets after waivers .........           0.60%(a)
Ratio of expenses to average net assets before waivers ........           0.60%(a)
Ratio of net investment income to average net assets after
  waivers .....................................................           0.91%(a)
Ratio of net investment income to average net assets before
  waivers .....................................................           0.91%(a)
Portfolio turnover rate .......................................             29%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................    $         -



                                                                                          CLASS IB
                                                                -------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                     2002         2001        2000        1999       1998**
                                                                ------------- ----------- ----------- ----------- -----------
Net asset value, beginning of period ..........................   $    9.15     $ 9.03      $ 10.85     $  9.56     $ 10.00
                                                                  ---------     ------      -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................        0.04       0.06         0.09       0.09         0.07
 Net realized and unrealized gain (loss) on investments .......       (1.96)      0.13        (0.55)      1.85        (0.30)
                                                                  ---------     ------      -------     -------     -------
 Total from investment operations .............................       (1.92)      0.19        (0.46)      1.94        (0.23)
                                                                  ---------     ------      -------     -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................       (0.04)     (0.05)       (0.08)      (0.09)      (0.07)
 Distributions from realized gains ............................           -      (0.02)       (1.28)      (0.56)      (0.14)
                                                                  ---------     ------      -------     -------     -------
 Total dividends and distributions ............................       (0.04)     (0.07)       (1.36)      (0.65)      (0.21)
                                                                  ---------     ------      -------     -------     -------
Net asset value, end of period ................................   $    7.19     $ 9.15      $  9.03     $ 10.85     $  9.56
                                                                  =========     ======      =======     =======     =======
Total return ..................................................      (20.96)%     2.12%       (3.43)%     20.68%      (2.27)%
                                                                  =========     ======      =======     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................   $  99,391     $82,203     $72,747     $59,931     $32,609
Ratio of expenses to average net assets after waivers .........        0.85%       0.82%       0.75%       0.71%       0.60%
Ratio of expenses to average net assets before waivers ........        0.85%       0.82%       0.93%       1.20%       1.81%
Ratio of net investment income to average net assets after
  waivers .....................................................        0.66%       0.74%       0.73%       1.11%       1.18%
Ratio of net investment income to average net assets before
  waivers .....................................................        0.66%       0.73%       0.55%       0.62%      (0.03)%
Portfolio turnover rate .......................................          29%         36%         59%         59%         35%
Effect of voluntary expense limitation during the period:
 Per share benefit to net investment income ...................   $       -     $     -#    $  0.02     $  0.04     $  0.07



---------

*    Commencement of Operations

**   Commenced operations on January 1, 1998.

***  Commenced operations on January 1, 1999.

+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#    Per share amount is less than $0.01.

(a)  Annualized

(b)  Total return is not annualized.

(c) Reflects overall portfolio ratios for investment income and non- class specific expense.

(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.

(e) Net investment income and capital changes per share are based on monthly average shares outstanding.

(f) On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index PortfolioInformation prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.

(g) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Balanced Portfolio.

(h) On May 19, 2001, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.

(i) On November 22, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.




                       See Notes to Financial Statements.


124 Financial Highlights                                     EQ Advisors Trust

(j) On November 22, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.

(k) On November 22, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

(l) On April 26, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price International Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Putnam International Equity Portfolio.

(m) On July 12, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.

(n) On July 12, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objective as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.








                       See Notes to Financial Statements.


EQ Advisors Trust                                    Financial Highlights  125

--------------------------------------------------------------------------------

If you wish to know more, you will find additional information about the Trust and its Portfolios in the following documents, which are available, free of charge by calling our toll-free number at 1-800-528-0204:


ANNUAL AND SEMI-ANNUAL REPORTS

The Annual and Semi-Annual Reports include more information about the Trust's performance and are available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios' performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated May 1, 2003, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-888-292-4492.

You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust. You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

Investment Company Act File Number: 811-07953

                               EQ ADVISORS TRUST(SM)




                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2003



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for the EQ Advisors Trust ("Trust") dated May 1, 2003, which may be obtained without charge by calling Equitable toll-free at 1-866-231-8585 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.



                                TABLE OF CONTENTS





                                                          PAGE
                                                          -----
     Trust History ......................................   2
     Description of the Trust ...........................   2
     Trust Policies .....................................   3
     Investment Strategies and Risks ....................   9
     Management of the Trust ............................  39
     Investment Management and Other Services ...........  43
     Brokerage Allocation and Other Strategies ..........  63
     Purchase and Pricing of Shares .....................  71
     Taxation ...........................................  73
     Portfolio Performance ..............................  76
     Code of Ethics .....................................  78
     Other Information ..................................  78
     Other Services .....................................  79
     Financial Statements ...............................  79


MASTER
--------------------------------------------------------------------------------

TRUST HISTORY

EQ Advisors Trust is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust was organized as a Delaware business trust on October 31, 1996 under the name "787 Trust." The Trust changed its name to "EQ Advisors Trust" effective November 25, 1996.


DESCRIPTION OF THE TRUST


The Equitable Life Assurance Society of the United States ("Equitable"), through its AXA Funds Management Group unit (the "Manager"), currently serves as the investment manager for the Trust.

The Trust currently offers two classes of shares on behalf of the following
Portfolios: the EQ/Alliance Common Stock Portfolio, EQ/Alliance Growth and Income Portfolio, EQ/Alliance Intermediate Government Securities Portfolio, EQ/Alliance International Portfolio, EQ/Equity 500 Index Portfolio, EQ/Money Market Portfolio, EQ/Alliance Quality Bond Portfolio and EQ/Alliance Small Cap Growth Portfolio (collectively, the "Alliance Portfolios"), EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, EQ/International Equity Index Portfolio, EQ/High Yield Portfolio, EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Voyager Portfolio, EQ/MFS Emerging Growth Companies Portfolio, EQ/MFS Investors Trust Portfolio, EQ/Emerging Markets Equity Portfolio, EQ/FI Small/Mid Cap Value Portfolio, EQ/Mercury Basic Value Equity Portfolio, EQ/Bernstein Diversified Value Portfolio, EQ/Lazard Small Cap Value Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Small Company Index Portfolio, EQ/Evergreen Omega Portfolio, EQ/Alliance Premier Growth Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Alliance Technology Portfolio, EQ/Janus Large Cap Growth Portfolio, EQ/FI Mid Cap Portfolio, and EQ/Marsico Focus Portfolio (collectively, together with the Alliance Portfolios, the "Portfolios"). Class IA shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered at net asset value and are subject to distribution fees imposed under a distribution plan ("Class IB Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act.


Both classes of shares are offered under the Trust's multi-class distribution system, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses"; (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 under the 1940 Act are currently limited to payments made to the Distributors for the Class IB shares pursuant to the Class IB Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Trust's shares are currently sold only to: (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") issued by Equitable, as well as insurance company separate accounts of: Integrity Life Insurance Company, National Integrity Life Insurance Company, American General Life Insurance Company, The Prudential Insurance Company of America, and Transamerica Occidental Life Insurance Company, each of which is unaffiliated with Equitable; and (ii) The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). Shares also may be sold to other tax-qualified retirement plans.

The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with one another or the Equitable

Plan or other tax-qualified retirement plans. However, it is theoretically possible that the interests of owners of various contracts participating in the Trust through separate accounts or of Equitable Plan or other retirement plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or the Equitable Plan or other retirement plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. The Trust's Board of Trustees will monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and tax-qualified retirement plans and will take whatever remedial action may be necessary.

LEGAL CONSIDERATIONS

Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to the procedures set forth in Section 16(c) of the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at any meeting.

Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. The Amended and Restated Declaration of Trust of the Trust requires the affirmative vote of a majority of the outstanding shares of the Trust to elect Trustees for the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange or similar rights.


TRUST POLICIES

FUNDAMENTAL RESTRICTIONS

Each Portfolio has also adopted certain investment restrictions that are fundamental and may not be changed without approval by a "majority" vote of each Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio. Set forth below are each of the fundamental restrictions adopted by each of the Portfolios. Fundamental policies (5) and (6) below shall not apply to the EQ/Emerging Markets Equity Portfolio, the EQ/Lazard Small Cap Value Portfolio and the EQ/Marsico Focus Portfolio. Certain non-fundamental operating policies are also described in this section because of their direct relevance to the fundamental restrictions adopted by the Portfolios.

Each Portfolio, except as described directly above, may not as a matter of fundamental policy:

(1)   Borrow money, except that:

     a. each Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes (except the EQ/Bernstein Diversified Value Portfolio, which may also borrow for leveraging purposes) and (ii) engage in reverse repurchase agreements, make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolios' respective investment objective and program, provided that the combination of (i) and (ii) shall not exceed 331/3% of the value of the Portfolios' respective total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law (except that the EQ/Mercury Basic Value Equity Portfolio may purchase securities on margin to the extent permitted by applicable law). Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Each Portfolio may borrow from banks or other persons to the extent permitted by applicable law. In addition, the EQ/

          Bernstein Diversified Value Portfolio may borrow for leveraging purposes (in order to increase its investment in portfolio securities) to the extent that the amount so borrowed does not exceed 331/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings);

     b. as a matter of non-fundamental operating policy, no Portfolio, except the EQ/Bernstein Diversified Value Portfolio, the EQ/FI Small/Mid Cap Value Portfolio, and the EQ/FI Mid Cap Portfolio will purchase additional securities when money borrowed exceeds 5% of its total assets;

     c. the EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Voyager Portfolio and EQ/Bernstein Diversified Value Portfolio each, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 10% of the applicable Portfolio's net assets (taken at lower of cost or current value), not including the amount borrowed, at the time the borrowing is made. Each Portfolio will repay borrowings made for the purposes specified above before any additional investments are purchased;

     d. the EQ/Mercury Basic Value Equity Portfolio, as a matter of non-fundamental operating policy, may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes;

     e. the EQ/Lazard Small Cap Value Portfolio, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 15% of the Portfolio's net assets, not including the amount borrowed, at the time the borrowing is made. The EQ/Lazard Small Cap Value Portfolio will repay borrowings before any additional investments are purchased;

     f. the EQ/J.P. Morgan Core Bond Portfolio, as a matter of non-fundamental operating policy, may borrow only from banks for extraordinary or emergency purposes, provided such amount shall not exceed 30% of the Portfolio's total assets, not including the amount borrowed, at the time the borrowing is made;

     g. EQ/Evergreen Omega Portfolio as a matter of non-fundamental operating policy, may, in addition to the amount specified above, also borrow up to an additional 5% of its total assets from banks or other lenders;

     h. the EQ/MFS Investors Trust Portfolio, as a matter of non-fundamental operating policy, may borrow up to 10% of its total assets (taken at cost), or its net assets (taken at market value), whichever is less, but only as a temporary measure for extraordinary or emergency purposes;

     i. the EQ/Alliance Premier Growth Portfolio, EQ/Capital Guardian Research Portfolio, EQ/ Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio and EQ/Alliance Technology Portfolio as a matter of non-fundamental operating policy, may only borrow for temporary or emergency purposes, provided such amount does not exceed 5% of the Portfolio's total assets at the time the borrowing is made;

      j. the Alliance Portfolios, EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio and EQ/High Yield Portfolio, as a matter of non-fundamental operating policy, may borrow money only from banks: (i) for temporary purposes; (ii) to pledge assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes);
     (iii) to make margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies; or (iv) with respect to EQ/Alliance Quality Bond Portfolio, in connection with transactions in interest rate swaps, caps and floors;

      k. the EQ/Janus Large Cap Growth Portfolio, as a matter of non-fundamental operating policy, may only borrow for temporary or emergency purposes, provided such amount does not exceed 25% of the Portfolio's total assets at the time the borrowing is made. If borrowings come to exceed this amount by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation; and

      l. as a matter of non-fundamental operating policy, any borrowings that come to exceed 331/3% of the value of the EQ/FI Mid Cap Portfolio's or the EQ/FI Small/Mid Cap Value Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 331/3% limitation. As a matter of non-fundamental operating policy, the EQ/FI Mid Cap Portfolio and EQ/FI Small/Mid Cap Portfolio may borrow money only (a) from a bank; or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental investment limitation);

(2) Purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities;

(3) Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to investments by the EQ/Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. In addition, the United States, state or local governments, or related agencies or instrumentalities are not considered an industry. As a matter of operating policy, this restriction shall not apply to investments in securities of other investment companies. Industries are determined by reference to the classifications of industries set forth in each Portfolio's semi-annual and annual reports;

(4)   Make loans, except that:

      a. This restriction shall not apply to the EQ/High Yield Portfolio and EQ/Alliance Intermediate Government Securities Portfolio and each may make secured loans, including lending cash or portfolio securities with limitation;

      b. each other Portfolio may: (i) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 331/3% of the value of the Portfolio's total assets (50% in the case of each of the other Alliance Portfolios); (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt securities. Each Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months. For purposes of this restriction, each Portfolio will treat purchases of loan participations and other direct indebtedness, including investments in mortgages, as not subject to this limitation;

      c. the EQ/Putnam Growth & Income Value Portfolio and EQ/Putnam International Equity Portfolio, as a matter of non-fundamental operating policy, may purchase debt obligations consistent with the respective investment objectives and policies of each of those Portfolios: (i) by entering into repurchase agreements with respect to not more than 25% of the Portfolios' respective total assets (taken at current value) or (ii) through the lending of the Portfolios' portfolio securities with respect to not more than 25% of the Portfolios' respective total assets (taken at current value);


      d. the EQ/MFS Emerging Growth Companies Portfolio, EQ International Equity Index Portfolio and EQ/Small Company Index Portfolio as a matter of non-fundamental operating policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of such Portfolio's total assets (taken at market value);

      e. the EQ/Mercury Basic Value Equity Portfolio, as a matter of non-fundamental operating policy, may lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 20% of such Portfolio's total assets (taken at market value);


      f. the EQ/Bernstein Diversified Value Portfolio and the EQ/Lazard Small Cap Value Portfolio, as a matter of non-fundamental operating policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 10% of such Portfolio's total assets (taken at market value);


      g. EQ/MFS Investors Trust Portfolio, as a matter of non-fundamental operating policy, may lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 25% of its net assets (taken at market value);


      h. the EQ/Alliance Premier Growth Portfolio and EQ/Alliance Technology Portfolio, as a matter of non-fundamental operating policy, each may not make loans of its assets, which will not be considered as including the purchase of publicly-distributed debt obligations in accordance with its investment objectives, except that each Portfolio may lend its portfolio securities to the extent permitted in (4)(b) above;


      i. the EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio and EQ/Capital Guardian International Portfolio, as a matter of non-fundamental operating policy, will not make loans but each may lend its portfolio securities to the extent permitted in (4)(b) above;



      j. the Alliance Portfolios, EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, and EQ/High Yield Portfolio as a matter of non-fundamental operating policy, will also treat this restriction as not preventing any such Portfolio from purchasing debt obligations as consistent with its investment policies, government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates and loans made under insurance policies;


      k. the EQ/Janus Large Cap Growth Portfolio and the EQ/Marsico Focus Portfolio, as a matter of non-fundamental operating policy, may each lend its portfolio securities or make other loans provided that no such loan may be made if, as a result, the aggregate amount of such loans would exceed 25% of the Portfolio's total assets (taken at market value); and


      l. the EQ/FI Mid Cap Portfolio and the EQ/FI Small/Mid Cap Value Portfolio, as a matter of non-fundamental operating policy, do not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


(5) Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except

   (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies.*

      a. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities; and

      b. the EQ/Money Market Portfolio, as a matter of non-fundamental operating policy, will not invest more than 5% of its total assets in securities of any one issuer, other than U.S. Government securities, except that it may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 of the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the EQ/Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities;

(6) Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies;*

(7)   Purchase or sell real estate, except that:

      a. each Portfolio, except the EQ/J.P. Morgan Core Bond Portfolio, may purchase securities of issuers which deal in real estate, securities which are directly or indirectly secured by interests in real estate, and securities which represent interests in real estate, and each Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein; and

      b. the EQ/J.P. Morgan Core Bond Portfolio may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein (iii) make direct investments in mortgages, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities including mortgages;

(8)   Issue senior securities except in compliance with the 1940 Act; or

(9) Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, policies and program.


NON-FUNDAMENTAL RESTRICTIONS


The following investment restrictions generally apply to each Portfolio, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.


Each Portfolio may not:

(1) Purchase a futures contract or an option thereon except in compliance with Commodity Exchange Act Rule 4.5. As a matter of operating policy, the EQ/Money Market Portfolio, the EQ/Bernstein Diversified Value Portfolio, the EQ/Lazard Small Cap Value Portfolio, the EQ/Capital Guardian Research Portfolio, the EQ/Capital Guardian U.S. Equity Portfolio, the EQ/Capital Guardian


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* The EQ/Emerging Markets Equity, EQ/Lazard Small Cap Value and EQ/Marsico Focus Portfolios are classified as non-diversified investment companies under the 1940 Act and therefore, these restrictions are not applicable to these Portfolios.

   International Portfolio, and the EQ/Janus Large Cap Growth Portfolio may not invest in commodities or commodity contracts including futures contracts. As a matter of operating policy, each Alliance Portfolio (other than EQ/Money Market Portfolio), the EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, EQ/High Yield Portfolio, EQ/Alliance Premier Growth Portfolio, EQ/ Alliance Technology Portfolio, EQ/FI Mid Cap Portfolio and

   EQ/FI Small/Mid Cap Value Portfolio may purchase and sell exchange-traded index options and stock index futures contracts; the EQ/Small Company Index Portfolio and EQ/International Equity Index Portfolio may not at any time commit more than 20% of their assets to options and futures contracts. EQ/Marsico Focus Portfolio may purchase and sell futures contracts and options on futures. The EQ/MFS Emerging Growth Companies Portfolio and EQ/Emerging Markets Equity Portfolio will not enter into a futures contract if the obligations underlying all such futures contracts would exceed 50% of the value of each such Portfolio's total assets.


(2) Except for the EQ/FI Mid Cap Portfolio and the EQ/FI Small/Mid Cap Value Portfolio, purchase: (a) illiquid securities, (b) securities restricted as to resale (excluding securities determined by the Board of Trustees to be readily marketable), and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of each Portfolio's net assets (10% for the EQ/Money Market Portfolio, EQ/Bernstein Diversified Value Portfolio, EQ/Lazard Small Cap Value Portfolio, and the EQ/Alliance Technology Portfolio) would be invested in such securities. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid under procedures adopted by the Trust's Board are not subject to the limitations set forth in this investment restriction. The EQ/FI Mid Cap Portfolio and the EQ/FI Small/Mid Cap Value Portfolio do not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be resold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(3) Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

(4) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except in compliance with the 1940 Act. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

(5) Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that the EQ/MFS Emerging Growth Companies Portfolio, EQ/FI Small/Mid Cap Value Portfolio, EQ/Mercury Basic Value Equity Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Evergreen Omega Portfolio, EQ/Alliance Premier Growth Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio, EQ/FI Mid Cap Portfolio, EQ/FI Small/Mid Cap Value Portfolio, and EQ/Marsico Focus Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

(6) Invest in puts, calls, straddles, spreads, swaps or any combination thereof, except to the extent permitted by the Portfolio's Prospectus and Statement of Additional Information, as may be amended from time to time; or

(7) Except for the EQ/FI Mid Cap Portfolio, EQ/FI Small/Mid Cap Value Portfolio, and EQ/Marsico Focus Portfolio, effect short sales of securities unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short. Permissible futures contracts, options, or currency transactions will not be deemed to constitute selling securities short. With respect to the EQ/FI Mid Cap Portfolio, EQ/FI Small/Mid Cap Value Portfolio, and EQ/Marsico Focus Portfolio, these Portfolios do not currently intend to sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. As a matter of operating policy, the EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio and EQ/Alliance Technology Portfolio will not effect short sales of securities or property.

For purposes of normally investing at least 80% of EQ/FI Mid Cap Portfolio's assets in securities of companies of medium market capitalizations and normally investing at least 80% of EQ/FI Small/Mid Cap Value Portfolio's assets in securities of companies of small and medium market capitalizations, the Portfolios intend to measure the capitalization range of the S&P MidCap 400 and the Russell MidCap and the S&P Small Cap 600 and the Russell 2000 Index no less frequently than once a month.


The EQ/Aggressive Stock Portfolio, EQ/Alliance Common Stock Portfolio, EQ/High Yield Portfolio, EQ/Alliance Intermediate Government Securities Portfolio, EQ/Alliance Small Cap Growth Portfolio, EQ/Alliance Quality Bond Portfolio, EQ/Alliance Technology Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Emerging Markets Equity Portfolio, EQ/Equity 500 Index Portfolio, EQ/FI Mid Cap Portfolio, EQ/FI Small/Mid Cap Value Portfolio, EQ/International Equity Index Portfolio, EQ/Janus Large Cap Growth Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Lazard Small Cap Value Portfolio, EQ/Mercury Basic Value Equity Portfolio, EQ/Putnam International Equity Portfolio, and the EQ/Small Company Index Portfolio each has a policy that it will invest 80% of its net assets in a particular type of investment suggested by its name. These policies may not be changed without giving sixty (60) days' written notice to the shareholders of the affected Portfolio.



INVESTMENT STRATEGIES AND RISKS

In addition to the Portfolios' principal investment strategies discussed in the Prospectus, each Portfolio may engage in other types of investment strategies as further described below and as indicated in Appendix A. Each Portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the Portfolio's own investment restrictions.

ASSET-BACKED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in asset-backed securities. Asset-backed securities, issued by trusts and special purpose corporations, are collateralized by a pool of assets, such as credit card or automobile loans, home equity loans or computer leases, and represent the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In the case of automobile loans, most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


BRADY BONDS. As indicated in Appendix A, certain of the Portfolios may invest in Brady Bonds. Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over the counter secondary market. Each Portfolio will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the Advisers to that Portfolio.


CONVERTIBLE SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate, which enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Neither event will require sale of such securities, although each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DEPOSITARY RECEIPTS. As indicated in Appendix A, certain of the Portfolios may invest in depositary receipts. Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated depositary receipts typically issued by a United States financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called "sponsored" programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described below.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a Portfolio's investment policies, the Portfolio's investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

DERIVATIVES. Each Portfolio (except the EQ/Money Market Portfolio) may invest in one or more types of derivatives. Derivatives are financial products or instruments that derive their value from the value of one or more underlying assets, reference rates or indices. Derivatives include, but are not limited to, the following: asset-backed securities, floaters and inverse floaters, hybrid instruments, mortgage-backed securities, options and future transactions, stripped mortgage-backed securities, structured notes and swaps. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues; notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS AND INVERSE FLOATERS. As indicated in Appendix A, certain of the Portfolios may invest in floaters and inverse floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."

In addition, the EQ/Emerging Markets Equity Portfolio may invest in inverse floating rate obligations which are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate ("LIBOR"). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations ("CMOs") exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.


FOREIGN CURRENCY. As indicated in Appendix A, certain of the Portfolios may purchase securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Portfolio's assets and income. In addition, although a portion of a Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the United States or abroad. These and other currencies in which a Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio. Certain Portfolios may also invest in the following types of foreign currency transactions:

FORWARD FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may engage in forward foreign currency exchange transactions. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio's use of such contracts will include, but not be limited to, the following situations.

First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a Portfolio's Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units, or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the Advisers to the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of the Portfolios will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program. However, the Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by

"rolling" that contract forward) or may initiate a new forward contract. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES. As indicated in Appendix A, certain of the Portfolios may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Those Portfolios may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currency or on foreign currency futures contracts only if they are "covered," except as described below. A put on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates, either on its records or with the Portfolio's custodian, cash or other liquid securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio segregates, either on its records or with the Portfolio's custodian, cash or other liquid securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. EQ/Marsico Focus Portfolio may also write uncovered call options on foreign currencies for cross-hedging purposes. The Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option.

Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may engage in over the counter options on foreign currency transactions. Each Alliance Portfolio (other than EQ/Money Market Portfolio), EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, EQ/High Yield Portfolio and EQ/Marsico Focus Portfolio will engage in over the counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The

EQ/MFS Emerging Growth Companies Portfolio may only enter into forward contracts on currencies in the over the counter market. The Advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over the counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter.

Hedging transactions involve costs and may result in losses. As indicated in Appendix A, certain of the Portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over the counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the Adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

FOREIGN SECURITIES. As indicated in Appendix A, certain of the Portfolios may also invest in other types of foreign securities or engage in certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See "Emerging Markets Securities" below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian, and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below:

EMERGING MARKET SECURITIES. Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the Portfolios can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

EASTERN EUROPEAN AND RUSSIAN SECURITIES. The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a Portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a Portfolio if the company deems a purchaser unsuitable, which may expose a Portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a Portfolio's investments in Russian securities. Among these procedures is a requirement that a Portfolio will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with a Portfolio's custodian containing certain protective conditions, including, among other things, the custodian's right to conduct regular share confirmations on behalf of a Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

LATIN AMERICA

Inflation. Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability. The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency. Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund's interests in securities denominated in such currencies.

Sovereign Debt. A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

PACIFIC BASIN REGION. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Portfolio's assets denominated in those currencies.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the Portfolio is required to designate the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments or to enter into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

HYBRID INSTRUMENTS. As indicated in Appendix A, certain of the Portfolios may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.

ILLIQUID SECURITIES OR NON-PUBLICLY TRADED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in illiquid securities or non-publicly traded securities. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A and that have been determined to be liquid by the Board or its delegates will be monitored by each Portfolio's Adviser on an ongoing basis, subject to the oversight of the Manager. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio's having more than 10% or 15% of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

INVESTMENT COMPANY SECURITIES. Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

     PASSIVE FOREIGN INVESTMENT COMPANIES. As indicated in Appendix A, certain of the Portfolios may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.


EXCHANGE TRADED FUNDS (ETFS). These are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

INVESTMENT GRADE AND LOWER QUALITY FIXED INCOME SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in or hold investment grade securities, but not lower quality fixed income securities. Investment grade securities are securities rated Baa or higher by Moody's Investors Service Inc. ("Moody's") or BBB or higher by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") or comparable quality unrated securities. Investment grade securities rated BBB or below by Moody's or Standard & Poor's while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade fixed income securities.

Lower quality fixed income securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations ("NRSRO") (i.e., Ba or lower by Moody's and BB or lower by Standard & Poor's) or comparable quality unrated securities. Such lower quality securities are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. (Each NRSRO's descriptions of these bond ratings are set forth in the Appendix to this Statement of Additional Information.) Because investment in lower quality securities involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on the Adviser's analysis than would be the case if that Portfolio were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for an Adviser to value accurately certain portfolio securities.

It is the policy of each Portfolio's Adviser(s) to not rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. When economic conditions appear to be deteriorating, junk bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (i) the high yield bond market; (ii) the value of high yield securities; and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds, especially during periods of deteriorating economic conditions, may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Trust's Board of Trustees. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.


CREDIT RATINGS. Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to commercial paper and corporate bonds by Moody's and S&P is included in Appendix B to this Statement of Additional Information ("SAI"). The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.


Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by a portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the portfolio. The Portfolios may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the applicable Adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS. As indicated in Appendix A, certain of the Portfolios may invest a portion of their assets in loan participations and other direct indebtedness. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. In purchasing a loan participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Certain of the loans and other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when a Portfolio might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or assets in an amount sufficient to meet such commitments.

Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its rights and the rights of other loan participants against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a "novation" (i.e., a new loan) pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which a Portfolio would purchase an assignment of a portion of a lender's interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Portfolio's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Portfolio will purchase, the Adviser will rely upon its own credit analysis of the borrower. As a Portfolio may be required to rely upon another lending institution to collect and pass on to a Portfolio amounts payable with respect to the loan and to enforce a Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Portfolio from receiving such amounts. In such cases, a Portfolio will also evaluate the creditworthiness of the lending institution and will treat both the borrower and the lending institutions as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of a Portfolio's portfolio investments.

Investments in such loans and other direct indebtedness may involve additional risks to a Portfolio. For example, if a loan or other direct indebtedness is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio relies on the Adviser's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect a Portfolio. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser determines that any such investments are illiquid, a Portfolio will include them in the investment limitations described above.

MORTGAGE-BACKED OR MORTGAGE-RELATED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S.

Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.


Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

The EQ/J.P. Morgan Core Bond Portfolio may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, it could end up acquiring a direct interest in the underlying real property and the Portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve many of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or the Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

MORTGAGE DOLLAR ROLLS. The EQ/J.P. Morgan Core Bond Portfolio may enter into mortgage dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the Portfolio. The Portfolio will maintain until the settlement date the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities in an amount equal to the forward purchase price.

MUNICIPAL SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in municipal securities ("municipals"), which are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds are also considered municipal bonds if their interest is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Private activity bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

PREFERRED SECURITIES. Preferred securities have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Cumulative preferred stock requires the issuer to pay stockholders all prior unpaid dividends before the issuer can pay dividends on common stock. Non-cumulative preferred stock does not require the issuer to pay all prior unpaid dividends before the issuer can pay dividends on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Portfolio may treat such redeemable preferred stock as a fixed income security.

OPTIONS AND FUTURES TRANSACTIONS. Each Portfolio may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities and to adjust the duration of fixed income investments. Each Portfolio may purchase, sell, or write call and put options and futures contracts on securities, financial indices, and foreign currencies and options on futures contracts.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an over the counter option and the resulting inability to close a futures position or over the counter option prior to its maturity date.

Following is a description of specific Options and Futures Transactions, followed by a discussion concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts.

FUTURES TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may utilize futures contracts. Futures contracts (a type of potentially high-risk investment) enable the investor to buy or sell an asset in the future at an agreed upon price. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolios expect to earn interest income on their initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

OPTIONS ON FUTURES CONTRACTS. As indicated in Appendix A, certain of the Portfolios may purchase and write exchange-traded call and put options on futures contracts of the type which the particular Portfolio is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates, either on its records or with its custodian, cash or other liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call option it has written on a securities index future if the Portfolio owns, so long as the Portfolio is obligated as the writer of the call, a portfolio of securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios will not engage in transactions in futures contracts and related options for speculation. In addition, the Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts" on page 31.

As indicated in Appendix A, certain of the Portfolios may also write and purchase put and call options. Options (another type of potentially high-risk security) give the purchaser of an option the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each Portfolio will write put and call options only if such options are considered to be "covered," except as described below. A call option on a security is covered, for example, when the writer of the call option owns throughout the option period the security on which the option is written (or a security convertible into such a security without the payment of additional consideration). A put option on a security is covered, for example, when the writer of the put maintains throughout the option period the segregation, either on its records or with its custodian, of cash or other liquid assets in an amount equal to or greater than the exercise price of the put option. EQ/Marsico Focus Portfolio may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating, either on its records or with its custodian, cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its Adviser believes that writing the option would achieve the desired hedge.

Certain of the Portfolios will not commit more than 5% of their total assets to premiums when purchasing call or put options. In addition, the total market value of securities against which a Portfolio (except the EQ/Janus Large Cap Growth Portfolio) has written call or put options generally will not exceed 25% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

In addition, the EQ/FI Mid Cap Portfolio and the EQ/FI Small/Mid Cap Value Portfolio will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by maintaining the segregation, either on its records or with the Portfolio's custodian, of cash or other liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of a Portfolio's Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates, either on its records or with its custodian, cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the Standard & Poor's 500 or the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OVER THE COUNTER OPTIONS. As indicated in Appendix A, certain of the Portfolios may engage in over the counter put and call option transactions. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such over the counter options, and the securities used as "cover" for such options, may be considered illiquid securities. Certain Portfolios may enter into contracts (or amend existing contracts) with primary dealers with whom they write over the counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Portfolio can repurchase the option at any time. The Portfolios have established standards of creditworthiness for these primary dealers, although the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over the counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over the counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.


RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange ("exchange"). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over the counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over the counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter. The Portfolios will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to a Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios, specified in the Prospectus, intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

FOREIGN OPTIONS AND FUTURES. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when a Portfolio trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Portfolio for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Portfolio's order is placed and the time it is liquidated, offset or exercised.

FOREIGN CURRENCY CONTRACTS. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on the ability of a Portfolio's Adviser to predict future currency exchange rates.


The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.


PAYMENT-IN-KIND BONDS. As indicated in Appendix A, certain of the Portfolios may invest in payment-in-kind bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

REPURCHASE AGREEMENTS. Each Portfolio, other than the EQ/Equity 500 Index Portfolio, may enter into repurchase agreements with qualified banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by a Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements with registered brokers-dealers, United States Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Portfolio's Adviser, pursuant to guidelines adopted by the Manager. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

REAL ESTATE INVESTMENT TRUSTS. As indicated in Appendix A, certain of the Portfolios may each invest up to 15% of its respective net assets in investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. As indicated in Appendix A, certain of the Portfolios may each enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will maintain the segregation, either on its records or with its custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. See "Fundamental Restrictions" for more information concerning restrictions on borrowing by each Portfolio. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a

Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

In "dollar roll" transactions, a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forego principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Portfolio enters into a dollar roll transaction, it will maintain the segregation, either on its records or with its custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

SECURITIES LOANS. All of the Portfolios may lend securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.


Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, United States Government securities, letters of credit or such other collateral as may be permitted under a Portfolio's investment program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.


SHORT SALES AGAINST THE BOX. As indicated in Appendix A, certain of the Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. Each Portfolio will designate the segregation, either on its records or with its custodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Each Portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

SMALL COMPANY SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile.

Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these Portfolios may involve a greater degree of risk than an investment in other Portfolios that seek capital appreciation by investing in better known, larger companies.

STRUCTURED NOTES. As indicated in Appendix A, certain of the Portfolios may invest in structured notes, which are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Because structured notes of the type in which the EQ/Emerging Markets Equity Portfolio may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The EQ/Emerging Markets Equity Portfolio may invest in a class of structured notes that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured notes typically have higher yields and present greater risks than unsubordinated structured notes. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the EQ/Emerging Markets Equity Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

SWAPS. As indicated in Appendix A, certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, to avoid any potential leveraging of a Portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the Advisers believe such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, the Adviser will not treat them as being subject to the Portfolio's borrowing restrictions. A Portfolio may enter into OTC swap transactions with counterparties that are approved by the Advisers in accordance with guidelines established by the Manager. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counter-party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.


TECHNOLOGY SECTOR RISK. The value of securities issued by companies in the technology sector are particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technologies evolve, large and rapid price movements resulting from competition, rapid obsolescence of products and services, short product cycles and aggressive pricing. For a portfolio investing in the technology sector, it should be noted that many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.


U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the U.S. (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, and Government National - Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the U.S. Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are only supported by the credit of the particular agency (e.g., Interamerican Development Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority).

WARRANTS. All of the Portfolios (except the EQ/Money Market Portfolio) may purchase warrants and similar rights. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor's risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.


ZERO COUPON BONDS. As indicated in Appendix A, certain of the Portfolios may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to its shareholders. Thus, each Portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.


PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." High portfolio turnover may result from the strategies of the Advisers or when one Adviser replaces another, necessitating changes in the Portfolio it manages. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the Portfolio and shareholders. A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when an Adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year.

MANAGEMENT OF THE TRUST

The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.


THE TRUSTEES




                                                                                 NUMBER OF
                                          TERM OF                                PORTFOLIOS
                                           OFFICE                                IN COMPLEX
                          POSITION(S)    AND LENGTH                               OVERSEEN    OTHER DIRECTORSHIPS HELD
                           HELD WITH         OF        PRINCIPAL OCCUPATION(S)       BY         BY TRUSTEE OR NOMINEE
  NAME, ADDRESS AND AGE       FUND      TIME SERVED      DURING PAST 5 YEARS      TRUSTEE            FOR TRUSTEE
                                                    INTERESTED TRUSTEE
 Peter D. Noris*            Chairman     Chairman        From May 1995 to           52      Director, Alliance Capital
 1290 Avenue of the       and Trustee      from       present, Executive Vice               Management, L.P.;
 Americas,                               December       President and Chief                 Director of AXA
 New York, New York                      2002 to      Investment Officer, AXA               Alternative Advisors Inc.
 (47)                                    present,    Financial and Equitable;
                                         Trustee      from September 1999 to
                                           from       present; Executive Vice
                                        March 1997      President and Chief
                                        to present     Executive Officer of
                                                      AXA Financial Services,
                                                         LLC from November
                                                       1995 to present, and
                                                     Executive Vice President
                                                       of AXA Advisors LLC.
                                                   INDEPENDENT TRUSTEES
 Theodossios                Trustee        From              Retired.               33      From May 1994 to
 Athanassiades                          March 2000                                          present, Director, Atlantic
 c/o EQ Advisors Trust                  to present                                          Bank of New York.
 1290 Avenue of the
 Americas
 New York, New York
 (64)
 Jettie M. Edwards          Trustee        From        Retired. From 1986 to        33      From 1992 to present,
 Syrus Associates                       March 1997       2001, Partner and                  Trustee, Provident
 880 Third Avenue                       to present       Consultant, Syrus                  Investment Counsel Trust;
 New York, New York                                  Associates (business and               from 1997 to present,
 (56)                                                  marketing consulting                 Director, The PBHG
                                                               firm)                        Funds, Inc.
 David W. Fox               Trustee        From        Retired. From 1989 to        33      From 1987 to present,
 c/o EQ Advisors Trust                 May 2000 to     2000, Public Governor                Director of USG
 1290 Avenue of the                      present        and from 1996-2000                  Corporation.
 Americas                                             Chairman of the Chicago
 New York, New York                                       Stock Exchange.
 (71)
----------
*
Affiliated with the Manager and Distributor.

                                                                                 NUMBER OF
                                          TERM OF                                PORTFOLIOS
                                           OFFICE                                IN COMPLEX
                          POSITION(S)    AND LENGTH                               OVERSEEN   OTHER DIRECTORSHIPS HELD
                           HELD WITH         OF        PRINCIPAL OCCUPATION(S)       BY        BY TRUSTEE OR NOMINEE
  NAME, ADDRESS AND AGE       FUND      TIME SERVED      DURING PAST 5 YEARS      TRUSTEE           FOR TRUSTEE
 William M. Kearns, Jr      Trustee        From        From 1994 to present,        33      From 1975 to present,
 c/o EQ Advisors Trust                  March 1997     President, W.M. Kearns               Director, Selective
 1290 Avenue of the                     to present      & Co., Inc. (private                Insurance Group, Inc.;
 Americas                                               investment company);                from 1991 to present,
 New York, New York                                    from 2002 to present,                Director, Transistor
 (67)                                                  Chairman and from 1998               Devices, Inc. From 1999
                                                       to 2002, Vice Chairman               to present Advisory
                                                        Keefe Managers, Inc.                Director, Proudfoot PLC
                                                                                            (N.A.) (consulting firm).
                                                                                            From 2001 to present
                                                                                            Advisory Director,
                                                                                            Gridley & Company
                                                                                            LLC. From 2002 to
                                                                                            present Director, United
                                                                                            States Shipping Corp.
 Christopher P.A.           Trustee        From        From 1998 to present,        33      None
 Komisarjevsky                          March 1997      President and Chief
 c/o EQ Advisors Trust                  to present       Executive Officer,
 1290 Avenue of the                                      Burson-Marsteller
 Americas                                                worldwide (public
 New York, New York                                   relations); from 1996 to
 (58)                                                1998, President and Chief
                                                         Executive Officer,
                                                       Burson-Marsteller USA.
 Harvey Rosenthal           Trustee        From          From 1997-present,         33      From 1997 to present,
 c/o EQ Advisors Trust                  March 1997      Consultant/Director.                Director, LoJack
 1290 Avenue of the                     to present                                          Corporation.
 Americas
 New York, New York
 (60)
 Gary S. Schpero            Trustee        From          Retired. Prior to          33      None
 c/o EQ Advisors Trust                 May 2000 to    January 1, 2000, Partner
 1290 Avenue of the                      present        of Simpson Thacher &
 Americas                                             Bartlett (law firm) and
 New York, New York                                     Managing Partner of
 (49)                                                  Investment Management
                                                       and Investment Company
                                                          Practice Group.


COMMITTEES OF THE BOARD

The Trust has a standing Audit Committee consisting of all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940
Act) ("Independent Trustees"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held two meetings during the fiscal year ended December 31, 2002.

The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by Contract owners. The Nominating and Compensation Committee held two meetings during the fiscal year ended December 31, 2002.

The Trust has a Valuation Committee consisting of Peter D. Noris, Steven M. Joenk, Kenneth T. Kozlowski, Kenneth B. Beitler and Andrew S. Novak and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by the officers of the trust from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held 30 meetings during the fiscal year ended December 31, 2002.



COMPENSATION OF THE TRUSTEES


Each Independent Trustee currently receives from the Trust an annual fee of $40,000 plus (i) an additional fee of $4,000 for each regularly scheduled Board meeting attended, (ii) $2,000 for each special Board meeting or special committee meeting attended, and (iii) $1,000 for each telephone or other committee meeting attended, plus reimbursement for expenses in attending in-person meetings. Upon election by the Independent Trustees of a lead Independent Trustee, a supplemental retainer of $10,000 per year will be paid to the lead Independent Trustee. A supplemental retainer may also be paid on occasion to each chair of the Trust's two committees for special services.


                           TRUSTEE COMPENSATION TABLE
                     FOR THE YEAR ENDED DECEMBER 31, 2002*




                                                         PENSION OR
                                                         RETIREMENT           TOTAL
                                        AGGREGATE     BENEFITS ACCRUED    COMPENSATION
                                      COMPENSATION       AS PART OF      FROM TRUST PAID
 TRUSTEE                             FROM THE TRUST    TRUST EXPENSES      TO TRUSTEES
   Peter D. Noris                        $   -0-            $-0-             $   -0-
   Ted Athanassiades                     $65,000            $-0-             $65,000
   Jettie M. Edwards                     $65,000            $-0-             $65,000
   David W. Fox                          $69,795            $-0-             $69,795
   William M. Kearns, Jr.                $65,000            $-0-             $65,000
   Christopher P.A. Komisarjevsky        $65,000            $-0-             $65,000
   Harvey Rosenthal                      $65,000            $-0-             $65,000
   Gary S. Schpero                       $65,000            $-0-             $65,000


----------

* Messrs. Komisarjevsky and Athanassiades have elected to participate in the Trust's deferred compensation plan. As of December 31, 2002, Mr. Komisarjevsky and Mr. Athanassiades had accrued $332,107.02 and $85,305.61, respectively (including interest).



A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to 20 year period elected by such Trustee.

As of December 31, 2002, no Independent Trustee or members of his or her immediate family beneficially owned securities representing interests in the Manager, Advisers or Distributors of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee. In addition, the Trustees of the Trust did not beneficially own shares of any Portfolio of the Trust, except as set forth in the following table:


                     TRUSTEE OWNERSHIP OF EQUITY SECURITIES



                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                           DOLLAR RANGE OF EQUITY SECURITIES IN          SECURITIES IN ALL PORTFOLIOS OVERSEEN
 NAME OF DIRECTOR                    THE PORTFOLIOS*                      IN FAMILY OF INVESTMENT COMPANIES:
 Peter D. Noris    EQ/Aggressive Stock              $10,001 - $50,000               over $100,000
                   EQ/High Yield                    over $100,000
                   EQ/Alliance International        over $100,000
                   EQ/Alliance Small Cap Growth     over $100,000
                   EQ/Alliance Technology           over $100,000
                   EQ/Bernstein Diversified Value   over $100,000
                   EQ/FI Small/Mid Cap Value        over $100,000
                   EQ/Janus Large Cap Growth        over $100,000
                   EQ/Mercury Basic Value Equity    over $100,000
                   EQ/Marsico Focus                 $1 - $10,000
                   EQ/Putnam International Equity   $1 - $10,000

*     As of December 31, 2002.


THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable, AXA Advisors, LLC ("AXA Advisors") or AXA Distributors, LLC. ("AXA Distributors"). The Trust's principal officers are:




                                                     TERM OF
                                   POSITION(S)      OFFICE AND
                                    HELD WITH       LENGTH OF               PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND AGE             FUND        TIME SERVED                DURING PAST 5 YEARS
 Steven M. Joenk                    President         From          From July 1999 to present, Senior Vice
 1290 Avenue of the Americas,       and Chief       December        President AXA Financial; from July 1999
 New York, New York                 Executive         2002           to December 2002, Vice President and
 (44)                                Officer       to Present     Chief Financial Officer of the Trust; from
                                                                      1996 to 1999, Managing Director of
                                                                     MeesPierson (an investment company).
 Patricia Louie, Esq.                  Vice           From         From July 1999 to present, Vice President
 1290 Avenue of the Americas,       President,     July 1999            and counsel, AXA Financial and
 New York, New York                 Secretary      to Present          Equitable; from September 1994 to
 (47)                                  and                          July 1999, Assistant General Counsel of
                                    Anti-Money                              The Dreyfus Corporation
                                   Laundering
                                   Compliance
                                     Officer
 Kenneth T. Kozlowski                 Chief           From            From February 2001 to present, Vice
 1290 Avenue of the Americas,       Financial       December            President, AXA Financial, from
 New York, New York                Officer and        2002              December 1999 to December 2002,
 (41)                               Treasurer      to Present            Controller of the Trust; from
                                                                   October 1999 to February 2001, Assistant
                                                                      Vice President, AXA Financial; from
                                                                         October 1996 to October 1999,
                                                                   Director-Fund Administration, Prudential
                                                                                 Investments.
 Kenneth B. Beitler                    Vice           From            From February 2003 to present, Vice
 1290 Avenue of the Americas,       President      March 2002          President of AXA Financial; from
 New York, New York                                to Present           February 2002 to February 2003,
 (44)                                                                   Assistant Vice President of AXA
                                                                     Financial; from May 1999 to February
                                                                    2002, Senior Investment Analyst of AXA
                                                                    Financial. Prior thereto, an Investment
                                                                       Systems Development Analyst with
                                                                                   TIAA-CREF

                                                     TERM OF
                                   POSITION(S)      OFFICE AND
                                    HELD WITH       LENGTH OF              PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND AGE             FUND        TIME SERVED               DURING PAST 5 YEARS
 Mary E. Cantwell                      Vice           From           From February 2001 to present, Vice
 1290 Avenue of the Americas,       President      July 1999      President, AXA Financial, from July 1999
 New York, New York                                to Present       to present, Vice President Equitable;
 (41)                                                               from September 1997 to January 2001,
                                                                   Assistant Vice President, Office of the
                                                                   Chief Investment Officer AXA Financial.
 Brian E. Walsh                        Vice         December         From February 2003 to present, Vice
 1290 Avenue of the Americas,       President       2002 to         President of Equitable; from January
 New York, New York                    and          present         2001 to February 2003, Assistant Vice
 (35)                               Controller                      President of Equitable; from December
                                                                      1999 to January 2001, Senior Fund
                                                                  Administrator of Equitable; from January
                                                                      1993 to December 1999, Manager of
                                                                         Prudential Investment Fund
                                                                                 Management.
 Andrew S. Novak                    Assistant         From           From May 2002 to present, Counsel,
 1290 Avenue of the Americas,       Secretary      September        AXA Financial and Equitable; from May
 New York, New York                                 2002 to         2001 to April 2002, Associate General
 (34)                                               present         Counsel and Chief Compliance Officer,
                                                                    Royce & Associates, Inc.; from August
                                                                   1994 to August 2000, Vice President and
                                                                     Assistant General Counsel, Mitchell
                                                                         Hutchins Asset Management.


CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts and to tax-qualified retirement plans. Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of more than 99% of the Trust's shares as of March 31, 2003.

As a "series" type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of the date of this SAI, the following persons owned Contracts entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio:



                                                                  SHARES BENEFICIALLY      PERCENTAGE
         PORTFOLIO                     CONTRACT OWNER                    OWNED            OF OWNERSHIP
---------------------------   --------------------------------   ---------------------   -------------
EQ/Money Market Portfolio     ELAS c/o Karr Barth Associates          11,070,274.84           6.37%

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of any class of any Portfolio of the Trust.


INVESTMENT MANAGEMENT AND OTHER SERVICES


THE MANAGER

Equitable, through its AXA Funds Management Group unit ("Manager"), currently serves as the investment manager for each Portfolio. Putnam Investment Management, L.L.C. ("Putnam Management"), MFS Investment Management ("MFS"), Morgan Stanley Investment Management Inc. ("MSIM, Inc."), Mercury Advisors ("Mercury"), Lazard Asset Management LLC ("LAM"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Evergreen Investment Management Company, LLC ("Evergreen"), Alliance Capital Management, L.P. ("Alliance Capital"), Capital Guardian Trust Company ("Capital Guardian"), Calvert Asset Management Company, Inc. ("Calvert"), Brown Capital Management, Inc. ("Brown Capital"), Jennison Associates LLC ("Jennison"), Fidelity Management & Research Company ("FMR"), Janus Capital Management LLC ("Janus"), Provident Investment Counsel, Inc. ("Provident"), Marsico Capital Management, LLC ("Marsico") and Pacific Investment Management Company LLC ("PIMCO") (each an "Adviser," and together the "Advisers") serve as investment advisers to one or more of the Portfolios, as described more fully in the Prospectus.

Putnam Management is a subsidiary of Putnam Investments, L.L.C., a wholly-owned subsidiary of Putnam Investments Trust, which is itself a subsidiary of Marsh & McLennan Companies, Inc. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, a diversified financial services organization. Mercury, a Delaware limited partnership, is jointly owned by a general partner, Princeton Services, Inc., and a limited partner, Merrill Lynch & Co., Inc. LAM is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which is registered as an investment adviser with the SEC. J.P. Morgan is a registered investment adviser and is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company. Evergreen is a registered investment adviser and a wholly-owned subsidiary of Wachovia Corporation (formerly First Union Corporation). Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. Calvert is a subsidiary of Calvert Group Ltd., which is a subsidiary of Ameritas Acacia Mutual Holding Company. Jennison is a wholly-owned subsidiary of Prudential Financial, Inc. FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp. Janus is a majority owned subsidiary of Janus Capital Group Inc., a publicly traded company whose subsidiaries are engaged in financial services. Provident is a wholly-owned subsidiary of Old Mutual, PLC, a United Kingdom based financial services group with substantial asset management, insurance and banking business. Marsico became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM L.P. Allianz is a European-based multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM L.P.

Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S. and a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company. The principal offices of Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly-owned affiliate of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Trust and Manager have entered into an Amended and Restated Management Agreement ("Management Agreement"), which was initially approved by the Board of Trustees on January 28, 2000, by shareholders at a meeting held on April 14, 2000 and reapproved by the Board of Trustees on July 10, 2002. In reapproving the Management Agreement, the Board of Trustees considered the following factors: the nature and quality of the services provided by the Manager to the Trust, the Manager's personnel and operations, the Manager's financial condition, the level and method of computing each Portfolio's management fee, comparative fee and expense information for each of the Portfolios, the profitability of the Trust to the Manager, the indirect profits to the Manager attributable to the existence of the Trust, the effect of each Portfolio's growth and size on the Portfolio's performance and expenses, and any possible conflicts of interest.

Subject always to the direction and control of the Trustees of the Trust, under the Management Agreement, the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify existing Advisory Agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

 o Office space, all necessary office facilities and equipment.

 o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

    o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

    o related to the investment advisory services to be provided by any Adviser pursuant to an advisory agreement with the Trust ("Advisory Agreement").

 o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust Shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to Shareholders or regulatory authorities, and all tax returns.

The Management Agreement also requires the Manager (or its affiliates) to pay all salaries, expenses, and fees of the Trustees and officers of the Trust who are affiliated with the Manager or its affiliates. The Manager has also entered into a Consulting Agreement with an investment consulting firm to provide research to assist the Manager in allocating Portfolio assets among Advisers and in making recommendations to the Trustees about hiring and changing Advisers. The Manager is responsible for paying the consulting fees.

The continuance of the Management Agreement, with respect to each Portfolio, must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The

Management Agreement with respect to each Portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each Portfolio pays a fee to the Manager as set forth in the Prospectus. The Manager and the Trust have also entered into an expense limitation agreement with respect to each Portfolio (except for the EQ/Aggressive Stock Portfolio and EQ/High Yield Portfolio, and the Portfolios for which Alliance serves as the sole Adviser, other than EQ/Alliance Premier Growth Portfolio and EQ/Alliance Technology Portfolio) ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each Portfolio are limited to the extent described in the "Management of the Trust-Expense Limitation Agreement" section of the Prospectus.


In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including without limitation: fees and expenses of its independent accountants and of legal counsel for itself and the Trust's independent Trustees; the costs of preparing, setting in type, printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian's fees; any proxy solicitors' fees and expenses; filing fees; Trustee expenses (including any special counsel to Trustees); transfer agent fees; advisory and administration fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Portfolios on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. As discussed in greater detail below under "Distribution of the Trust's Shares," the Class IB shares of each Portfolio may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares.

The tables below show the fees paid by each Portfolio to the Manager (or the predecessor Manager to the Alliance Portfolios) during the years ended December 31, 2000, 2001 and 2002, respectively. The first column shows each fee without fee waivers, the second column shows the fees actually paid to the Manager after fee waivers and the third column shows the total amount of fees waived by the Manager and other expenses of each Portfolio assumed by the Manager pursuant to the Expense Limitation Agreement. During the period ended December 31, 2001 and the year ended December 31, 2002, the Manager received $3,733,626 and $953,135, respectively in reimbursement for the 40 and 34 portfolios respectively comprising the Trust.



                    CALENDAR YEAR ENDED DECEMBER 31, 2000*



                                                                                              TOTAL AMOUNT OF
                                                                                              FEES WAIVED AND
                                                                            MANAGEMENT FEE    OTHER EXPENSES
                                                                            PAID TO MANAGER       ASSUMED
                      PORTFOLIO***                        MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
-------------------------------------------------------- ---------------- ------------------ ----------------
Alliance Conservative Investors** ......................    $ 2,863,445       $ 2,863,445        $      0
EQ/Aggressive Stock ....................................    $24,012,003       $24,012,003        $      0
EQ/Alliance Common Stock ...............................    $66,014,517       $66,014,517        $      0
EQ/Alliance Global** ...................................    $13,854,780       $13,854,780        $      0
EQ/Alliance Growth and Income ..........................    $ 9,373,067       $ 9,373,067        $      0
EQ/Alliance Growth Investors** .........................    $14,720,030       $14,720,030        $      0
EQ/Alliance Intermediate Government Securities .........    $ 1,013,082       $ 1,013,082        $      0
EQ/Alliance International ..............................    $ 2,706,504       $ 2,706,504        $      0
EQ/Alliance Premier Growth .............................    $11,272,454       $10,788,632        $483,822
EQ/Alliance Quality Bond ...............................    $ 2,661,534       $ 2,661,534        $      0

                                                                                      TOTAL AMOUNT OF
                                                                                      FEES WAIVED AND
                                                                    MANAGEMENT FEE    OTHER EXPENSES
                                                                    PAID TO MANAGER       ASSUMED
                  PORTFOLIO***                    MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
------------------------------------------------ ---------------- ------------------ ----------------
EQ/Alliance Small Cap Growth ...................    $ 5,426,701       $ 5,426,701        $      0
EQ/Alliance Technology .........................    $ 1,065,410       $   985,545        $ 79,865
EQ/AXP New Dimensions** ........................    $     7,781       $         0        $ 14,152
EQ/AXP Strategy Aggressive** ...................    $    18,491       $     4,680        $ 13,811
EQ/Balanced ....................................    $10,678,869       $10,678,869        $      0
EQ/Bernstein Diversified Value .................    $   847,079       $   847,079        $      0
EQ/Calvert Socially Responsible ................    $    20,996       $         0        $ 42,572
EQ/Capital Guardian International ..............    $   795,256       $   719,350        $ 75,906
EQ/Capital Guardian Research ...................    $   363,359       $   303,756        $ 59,603
EQ/Capital Guardian U.S. Equity ................    $   696,144       $   630,424        $ 65,720
EQ/Emerging Markets Equity .....................    $ 3,101,207       $ 2,733,381        $367,826
EQ/Equity 500 Index ............................    $ 6,938,570       $ 6,938,570        $      0
EQ/Evergreen Foundation** ......................    $    88,196       $    32,119        $ 56,077
EQ/Evergreen Omega .............................    $    50,321       $         0        $ 57,964
EQ/FI Mid Cap ..................................    $    44,492       $    29,855        $ 14,637
EQ/FI Small/Mid Cap Value ......................    $   944,545       $   877,884        $ 66,661
EQ/High Yield ..................................    $ 3,202,875       $ 3,202,875        $      0
EQ/International Equity Index** ................    $   378,848       $   348,887        $ 29,961
EQ/J.P. Morgan Core Bond .......................    $   856,074       $   844,973        $ 11,101
EQ/Janus Large Cap Growth ......................    $    71,138       $    53,622        $ 17,516
EQ/Lazard Small Cap Value ......................    $   681,399       $   655,985        $ 25,414
EQ/Mercury Basic Value Equity ..................    $ 1,997,774       $ 1,976,218        $ 21,556
EQ/MFS Emerging Growth Companies ...............    $13,790,806       $13,710,813        $ 79,993
EQ/MFS Investors Trust .........................    $ 1,016,143       $   970,638        $ 45,505
EQ/MFS Research** ..............................    $ 5,180,349       $ 5,008,175        $172,174
EQ/Money Market ................................    $ 4,702,258       $ 4,702,258        $      0
EQ/Putnam Balanced** ...........................    $   540,037       $   459,559        $ 80,478
EQ/Putnam Growth & Income Value ................    $ 2,892,698       $ 2,865,002        $ 27,696
EQ/Putnam International Equity .................    $ 2,788,756       $ 2,673,853        $114,903
EQ/Putnam Voyager ..............................    $ 2,583,752       $ 2,496,490        $ 87,262
EQ/Small Company Index .........................    $   184,178       $    47,820        $136,358
EQ/T. Rowe Price International Stock** .........    $ 1,758,506       $ 1,746,154        $ 12,352
Mercury World Strategy** .......................    $   279,036       $   248,620        $ 30,416
T. Rowe Price Equity Income** ..................    $ 1,459,830       $ 1,420,197        $ 39,633

----------
* The EQ/Alliance Technology Portfolio commenced operations on May 1, 2000. The EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap, and EQ/Janus Large Cap Growth Portfolios commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had no operations during the fiscal year ended December 31, 2000.



** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2001



                                                                                              TOTAL AMOUNT OF
                                                                                              FEES WAIVED AND
                                                                            MANAGEMENT FEE    OTHER EXPENSES
                                                                            PAID TO MANAGER       ASSUMED
                      PORTFOLIO***                        MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
-------------------------------------------------------- ---------------- ------------------ ----------------
Alliance Conservative Investors** ......................    $ 1,240,773       $ 1,240,773        $      0
EQ/Aggressive Stock ....................................    $16,816,089       $16,816,089        $      0
EQ/Alliance Common Stock ...............................    $57,938,499       $57,938,499        $      0
EQ/Alliance Global** ...................................    $10,617,138       $10,617,138        $      0
EQ/Alliance Growth and Income ..........................    $12,000,772       $12,000,772        $      0
EQ/Alliance Growth Investors** .........................    $13,211,830       $13,211,830        $      0
EQ/Alliance Intermediate Government Securities .........    $ 1,567,986       $ 1,567,986        $      0
EQ/Alliance International ..............................    $ 1,921,342       $ 1,921,342        $      0
EQ/Alliance Premier Growth .............................    $ 9,571,635       $ 8,952,731        $618,904
EQ/Alliance Quality Bond ...............................    $ 1,807,663       $ 1,807,663        $      0
EQ/Alliance Small Cap Growth ...........................    $ 6,106,239       $ 6,106,239        $      0
EQ/Alliance Technology .................................    $ 2,880,709       $ 2,611,131        $269,578
EQ/AXP New Dimensions** ................................    $    87,576       $         0        $136,058
EQ/AXP Strategy Aggressive** ...........................    $   112,288       $         0        $115,103
EQ/Balanced ............................................    $12,954,751       $12,954,751        $      0
EQ/Bernstein Diversified Value .........................    $ 2,659,612       $ 2,532,555        $127,057
EQ/Calvert Socially Responsible ........................    $    29,852       $         0        $ 60,338
EQ/Capital Guardian International ......................    $   922,132       $   716,837        $205,295
EQ/Capital Guardian Research ...........................    $   603,298       $   511,885        $ 91,413
EQ/Capital Guardian U.S. Equity ........................    $ 1,060,674       $   957,635        $103,039
EQ/Emerging Markets Equity .............................    $ 2,177,159       $ 1,603,599        $573,560
EQ/Equity 500 Index ....................................    $ 6,982,101       $ 6,982,101        $      0
EQ/Evergreen Foundation** ..............................    $    42,653       $    24,238        $ 18,415
EQ/Evergreen Omega .....................................    $    64,793       $         0        $ 94,038
EQ/FI Mid Cap ..........................................    $   712,289       $   489,897        $222,392
EQ/FI Small/Mid Cap Value ..............................    $ 2,003,633       $ 1,984,517        $ 19,116
EQ/High Yield ..........................................    $ 3,167,801       $ 3,167,801        $      0
EQ/International Equity Index** ........................    $   326,187       $   326,187        $      0
EQ/J.P. Morgan Core Bond ...............................    $ 1,494,269       $ 1,469,878        $ 24,391
EQ/Janus Large Cap Growth ..............................    $ 1,024,290       $   864,482        $159,808
EQ/Lazard Small Cap Value ..............................    $   995,824       $   955,083        $ 40,741
EQ/Marsico Focus* ......................................    $    13,980       $         0        $ 37,990
EQ/Mercury Basic Value Equity ..........................    $ 2,953,590       $ 2,943,231        $ 10,359
EQ/MFS Emerging Growth Companies .......................    $10,073,360       $10,073,360        $      0
EQ/MFS Investors Trust .................................    $ 1,379,748       $ 1,325,726        $ 54,022
EQ/MFS Research** ......................................    $ 4,896,594       $ 4,735,348        $161,246
EQ/Money Market ........................................    $ 5,698,316       $ 5,698,316        $      0
EQ/Putnam Balanced** ...................................    $   226,203       $   215,101        $ 11,102
EQ/Putnam Growth & Income Value ........................    $ 3,246,831       $ 3,238,761        $  8,070

                                                                                      TOTAL AMOUNT OF
                                                                                      FEES WAIVED AND
                                                                    MANAGEMENT FEE    OTHER EXPENSES
                                                                    PAID TO MANAGER       ASSUMED
                  PORTFOLIO***                    MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
------------------------------------------------ ---------------- ------------------ ----------------
EQ/Putnam International Equity .................    $2,806,934        $2,333,339         $473,595
EQ/Putnam Voyager ..............................    $2,145,407        $2,027,169         $118,238
EQ/Small Company Index .........................    $  184,695        $  183,491         $  1,204
EQ/T. Rowe Price International Stock** .........    $1,515,752        $1,427,275         $ 88,477
Mercury World Strategy** .......................    $   96,378        $   94,119         $  2,259
T. Rowe Price Equity Income** ..................    $  649,106        $  649,106         $      0

----------
* The EQ/Marsico Focus Portfolio commenced operations on September 1, 2001.


** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002, EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on
     November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.


*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2002




                                                                                              TOTAL AMOUNT OF
                                                                                              FEES WAIVED AND
                                                                            MANAGEMENT FEE    OTHER EXPENSES
                                                                            PAID TO MANAGER       ASSUMED
                       PORTFOLIO**                        MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
-------------------------------------------------------- ---------------- ------------------ ----------------
EQ/Aggressive Stock ....................................    $11,932,509       $11,932,509        $      0
EQ/Alliance Common Stock ...............................    $39,407,013       $39,407,013        $      0
EQ/Alliance Global* ....................................    $ 7,040,971       $ 7,040,971        $      0
EQ/Alliance Growth and Income ..........................    $11,546,051       $11,546,051        $      0
EQ/Alliance Growth Investors* ..........................    $ 9,542,360       $ 9,542,360        $      0
EQ/Alliance Intermediate Government Securities .........    $ 3,267,158       $ 3,267,158        $      0
EQ/Alliance International ..............................    $ 2,441,439       $ 2,308,722        $132,717
EQ/Alliance Premier Growth .............................    $ 6,767,780       $ 6,123,159        $644,621
EQ/Alliance Quality Bond ...............................    $ 2,261,575       $ 2,261,575        $      0
EQ/Alliance Small Cap Growth ...........................    $ 5,404,510       $ 5,404,510        $      0
EQ/Alliance Technology .................................    $ 2,349,006       $ 2,088,700        $260,306
EQ/AXP New Dimensions* .................................    $    71,455       $    13,318        $ 58,137
EQ/AXP Strategy Aggressive* ............................    $    68,418       $     7,910        $ 60,508
EQ/Balanced ............................................    $13,423,267       $13,294,525        $128,742
EQ/Bernstein Diversified Value .........................    $ 4,676,569       $ 4,479,813        $196,756
EQ/Calvert Socially Responsible ........................    $    52,202       $         0        $ 81,850
EQ/Capital Guardian International ......................    $   904,679       $   702,220        $202,459
EQ/Capital Guardian Research ...........................    $ 1,057,542       $   878,998        $178,544
EQ/Capital Guardian U.S. Equity ........................    $ 1,407,586       $ 1,255,063        $152,523

                                                                                     TOTAL AMOUNT OF
                                                                                     FEES WAIVED AND
                                                                   MANAGEMENT FEE    OTHER EXPENSES
                                                                   PAID TO MANAGER       ASSUMED
                  PORTFOLIO**                    MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
----------------------------------------------- ---------------- ------------------ ----------------
EQ/Emerging Markets Equity ....................    $2,338,087        $2,249,538         $ 88,549
EQ/Equity 500 Index ...........................    $5,884,114        $5,884,114         $      0
EQ/Evergreen Omega ............................    $  114,146        $   10,022         $104,124
EQ/FI Mid Cap .................................    $1,598,662        $1,426,736         $171,926
EQ/FI Small/Mid Cap Value .....................    $4,510,636        $4,510,636         $      0
EQ/High Yield .................................    $3,197,964        $3,197,964         $      0
EQ/International Equity Index* ................    $  272,730        $  272,730         $      0
EQ/J.P. Morgan Core Bond ......................    $2,545,293        $2,545,293         $      0
EQ/Janus Large Cap Growth .....................    $1,426,942        $1,248,413         $178,529
EQ/Lazard Small Cap Value .....................    $1,807,344        $1,794,735         $ 12,609
EQ/Marsico Focus ..............................    $  695,167        $  559,547         $135,620
EQ/Mercury Basic Value Equity .................    $3,888,716        $3,888,716         $      0
EQ/MFS Emerging Growth Companies ..............    $6,685,837        $6,685,837         $      0
EQ/MFS Investors Trust ........................    $1,311,668        $1,287,062         $ 24,606
EQ/MFS Research* ..............................    $3,227,554        $3,070,049         $157,505
EQ/Money Market ...............................    $6,480,024        $6,480,024         $      0
EQ/Putnam Growth & Income Value ...............    $3,166,810        $3,166,810         $      0
EQ/Putnam International Equity ................    $3,493,017        $3,296,016         $197,001
EQ/Putnam Voyager .............................    $1,565,499        $1,397,276         $168,223
EQ/Small Company Index ........................    $  214,096        $  214,096         $      0
EQ/T. Rowe Price International Stock* .........    $  477,033        $  477,033         $      0


----------

* EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.


** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


THE ADVISERS


On behalf of EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio and EQ/Putnam Voyager Portfolio, the Manager has entered into an Advisory Agreement with Putnam Management. The Manager has entered into an Advisory Agreement on behalf of EQ/Aggressive Stock Portfolio, EQ/MFS Emerging Growth Companies Portfolio and EQ/MFS Investors Trust Portfolio with MFS. The Manager has entered into an Advisory Agreement on behalf of EQ/Emerging Markets Equity Portfolio with MSIM, Inc. The Manager has entered into an Advisory Agreement on behalf of EQ/Mercury Basic Value Equity Portfolio and EQ/Balanced Portfolio with Mercury. The Manager has entered into an Advisory Agreement on behalf of EQ/Lazard Small Cap Value Portfolio with LAM. The Manager has entered into an Advisory Agreement on behalf of the EQ/J.P. Morgan Core Bond Portfolio with J.P. Morgan. The Manager has entered into an Interim Advisory Agreement on behalf of EQ/International Equity Index Portfolio. The Manager has entered into an Advisory Agreement on behalf of EQ/Evergreen Omega Portfolio with Evergreen. The Manager has entered into an Advisory Agreement on behalf of EQ/Alliance Premier Growth Portfolio, Alliance Portfolios, EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, EQ/High Yield Portfolio, EQ/Small Company Index Portfolio, EQ/Alliance Technology Portfolio and EQ/Bernstein Diversified Value Portfolio with Alliance Capital. The Manager has entered into an Advisory Agreement on behalf of EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio and EQ/Balanced Portfolio with Capital Guardian. The Manager has entered into Advisory Agreements on behalf of EQ/Calvert Socially Responsible Portfolio with Calvert and Brown Capital. The Manager has entered into an Advisory Agreement on behalf of EQ/Balanced Portfolio with Jennison. The Manager has entered into an Advisory Agreement on behalf of EQ/Janus Large Cap Growth Portfolio with Janus. The Manager has entered into an Advisory Agreement on behalf on EQ/FI Small/Mid Cap Value Portfolio and EQ/FI Mid Cap Portfolio with FMR. The Manager has entered into an Advisory Agreement on behalf of EQ/Aggressive Stock Portfolio with Provident. The Manager has entered into an Advisory Agreement on behalf of EQ/Aggressive Stock Portfolio and EQ/Marsico Focus Portfolio with Marsico. The Manager has entered into an Advisory Agreement on behalf of EQ/High Yield Portfolio with PIMCO. The Advisory Agreements obligate each of the Advisers to:
(i) make investment decisions on behalf of their respective Portfolios or portion of Portfolios allocated to those Advisers from time to time ("Allocated Portions"); (ii) place all orders for the purchase and sale of investments for their respective Portfolios or Allocated Portion with brokers or dealers selected by the Manager or an Adviser; and (iii) perform certain limited related administrative functions in connection therewith. The Board of Trustees approved or reapproved the Advisory Agreements between each of the Advisers and Equitable based on a number of factors relating to each Adviser's ability to perform under its Advisory Agreement. These factors included: the Adviser's management style, the Portfolio's performance record, the Adviser's current and proposed level of staffing and its overall resources, whether the Adviser manages or has managed any other registered investment companies, the Adviser's compliance systems and capabilities, and any disciplinary history.

During the years ended December 31, 2000, 2001 and 2002, respectively, the Manager paid the following fees to each Adviser with respect to the Portfolios listed below pursuant to the Investment Advisory Agreements:

                    CALENDAR YEAR ENDED DECEMBER 31, 2000*




PORTFOLIO***                                                   ADVISORY FEE PAID
------------------------------------------------------------- ------------------
    Alliance Conservative Investors** .......................     $ 1,693,125
    EQ/Aggressive Stock .....................................     $14,063,282
    EQ/Alliance Common Stock ................................     $40,398,119
    EQ/Alliance Global** ....................................     $ 8,870,662
    EQ/Alliance Growth and Income ...........................     $ 6,066,907
    EQ/Alliance Growth Investors** ..........................     $10,095,757
    EQ/Alliance Intermediate Government Securities ..........     $   662,391
    EQ/Alliance International ...............................     $ 2,092,025
    EQ/Alliance Premier Growth ..............................     $ 4,428,452
    EQ/Alliance Quality Bond ................................     $ 5,072,323
    EQ/Alliance Small Cap Growth ............................     $ 2,539,266
    EQ/Alliance Technology ..................................     $   767,423
    EQ/AXP New Dimensions** .................................     $     5,966
    EQ/AXP Strategy Aggressive** ............................     $    13,152
    EQ/Balanced .............................................     $ 6,561,045
    EQ/Bernstein Diversified Value ..........................     $   628,525
    EQ/Calvert Socially Responsible .........................     $    11,302
    EQ/Capital Guardian International .......................     $   626,795
    EQ/Capital Guardian Research ............................     $   208,482
    EQ/Capital Guardian U.S. Equity .........................     $   566,520
    EQ/Emerging Markets Equity ..............................     $ 2,414,057

PORTFOLIO***                                          ADVISORY FEE PAID
---------------------------------------------------- ------------------
    EQ/Equity 500 Index ............................     $3,112,261
    EQ/Evergreen Foundation** ......................     $   61,715
    EQ/Evergreen Omega .............................     $   40,963
    EQ/FI Mid Cap ..................................     $   31,208
    EQ/FI Small/Mid Cap Value ......................     $  710,338
    EQ/High Yield ..................................     $2,300,077
    EQ/International Equity Index** ................     $  162,197
    EQ/J.P. Morgan Core Bond .......................     $  536,595
    EQ/Janus Large Cap Growth ......................     $   43,234
    EQ/Lazard Small Cap Value ......................     $  579,357
    EQ/Mercury Basic Value Equity ..................     $1,297,466
    EQ/MFS Emerging Growth Companies ...............     $7,077,722
    EQ/MFS Investors Trust .........................     $  630,436
    EQ/MFS Research** ..............................     $2,828,630
    EQ/Money Market ................................     $2,344,908
    EQ/Putnam Balanced** ...........................     $  490,954
    EQ/Putnam Growth & Income Value ................     $2,216,032
    EQ/Putnam International Equity .................     $2,011,142
    EQ/Putnam Voyager ..............................     $1,835,725
    EQ/Small Company Index .........................     $   36,788
    EQ/T. Rowe Price International Stock** .........     $1,170,972
    Mercury World Strategy** .......................     $  199,186
    T. Rowe Price Equity Income** ..................     $1,000,656

----------
* No advisory fees were paid to Provident, Marsico or PIMCO during the year ended December 31, 2000 and no advisory fees were paid to Fidelity, on behalf of the EQ/FI Small/Mid Cap Value Portfolio, prior to July 24, 2000. The EQ/Alliance Technology Portfolio commenced operations on May 1, 2000. The EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth Portfolios commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had no operations during the fiscal year ended December 31, 2000.


** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/ International Equity Index Portfolio will not be offered after May 2, 2003.



*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."

                     CALENDAR YEAR ENDED DECEMBER 31, 2001




PORTFOLIO***                                                   ADVISORY FEE PAID
------------------------------------------------------------- ------------------
    Alliance Conservative Investors** .......................     $   620,271
    EQ/Aggressive Stock .....................................     $ 7,596,869
    EQ/Alliance Common Stock ................................     $30,111,353
    EQ/Alliance Global** ....................................     $ 6,142,554
    EQ/Alliance Growth and Income ...........................     $ 6,435,954
    EQ/Alliance Growth Investors** ..........................     $ 7,242,852
    EQ/Alliance Intermediate Government Securities ..........     $   781,663
    EQ/Alliance International ...............................     $ 1,310,753
    EQ/Alliance Premier Growth ..............................     $ 5,327,420
    EQ/Alliance Quality Bond ................................     $   941,410
    EQ/Alliance Small Cap Growth ............................     $ 4,063,203
    EQ/Alliance Technology ..................................     $ 1,925,562
    EQ/AXP New Dimensions** .................................     $    67,364
    EQ/AXP Strategy Aggressive** ............................     $    80,205
    EQ/Balanced .............................................     $ 6,635,495
    EQ/Bernstein Diversified Value ..........................     $ 1,257,510
    EQ/Calvert Socially Responsible .........................     $    16,070
    EQ/Capital Guardian International .......................     $   705,172
    EQ/Capital Guardian Research ............................     $   464,077
    EQ/Capital Guardian U.S. Equity .........................     $   808,411
    EQ/Emerging Markets Equity ..............................     $ 1,755,888
    EQ/Equity 500 Index .....................................     $ 1,290,370
    EQ/Evergreen Foundation** ...............................     $    30,330
    EQ/Evergreen Omega ......................................     $    54,824
    EQ/FI Mid Cap ...........................................     $   508,784
    EQ/FI Small/Mid Cap Value ...............................     $ 1,425,585
    EQ/High Yield* ..........................................     $ 1,766,883
    EQ/International Equity Index** .........................     $   139,797
    EQ/J.P. Morgan Core Bond ................................     $   839,227
    EQ/Janus Large Cap Growth ...............................     $   615,756
    EQ/Lazard Small Cap Value ...............................     $   748,306
    EQ/Marsico Focus* .......................................     $     6,995
    EQ/Mercury Basic Value Equity ...........................     $ 1,820,326
    EQ/MFS Emerging Growth Companies ........................     $ 4,702,345
    EQ/MFS Investors Trust ..................................     $   804,838
    EQ/MFS Research** .......................................     $ 2,509,549
    EQ/Money Market .........................................     $ 1,929,143
    EQ/Putnam Balanced** ....................................     $   205,674
    EQ/Putnam Growth & Income Value .........................     $ 2,365,725
    EQ/Putnam International Equity ..........................     $ 1,935,125
    EQ/Putnam Voyager .......................................     $ 1,526,755
    EQ/Small Company Index ..................................     $    36,941
    EQ/T. Rowe Price International Stock** ..................     $ 1,050,849
    Mercury World Strategy** ................................     $    68,814
    T. Rowe Price Equity Income** ...........................     $   432,836

----------
* No advisory fee was paid to PIMCO during the year ended December 31, 2001. The EQ/Marsico Focus Portfolio commenced operations on September 1, 2001.

** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/ International Equity Index Portfolio will not be offered after May 2, 2003.


*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2002





PORTFOLIO***                                                   ADVISORY FEE PAID
------------------------------------------------------------- ------------------
    EQ/Aggressive Stock .....................................     $ 5,520,857
    EQ/Alliance Common Stock ................................     $21,031,319
    EQ/Alliance Global** ....................................     $ 4,808,443
    EQ/Alliance Growth and Income ...........................     $ 6,026,574
    EQ/Alliance Growth Investors** ..........................     $ 3,937,296
    EQ/Alliance Intermediate Government Securities ..........     $ 1,332,024
    EQ/Alliance International ...............................     $ 1,534,786
    EQ/Alliance Premier Growth ..............................     $ 3,845,643
    EQ/Alliance Quality Bond ................................     $   879,825
    EQ/Alliance Small Cap Growth ............................     $ 3,687,412
    EQ/Alliance Technology ..................................     $ 1,331,789
    EQ/AXP New Dimensions** .................................     $    54,909
    EQ/AXP Strategy Aggressive** ............................     $    48,797
    EQ/Balanced .............................................     $ 6,448,000
    EQ/Bernstein Diversified Value ..........................     $ 1,847,848
    EQ/Calvert Socially Responsible .........................     $    28,109
    EQ/Capital Guardian International .......................     $   691,835
    EQ/Capital Guardian Research ............................     $   765,354
    EQ/Capital Guardian U.S. Equity .........................     $ 1,049,482
    EQ/Emerging Markets Equity ..............................     $ 1,826,513
    EQ/Equity 500 Index .....................................     $   906,103
    EQ/Evergreen Omega ......................................     $    96,587
    EQ/FI Mid Cap ...........................................     $ 1,139,358
    EQ/FI Small/Mid Cap Value ...............................     $ 2,952,158
    EQ/High Yield ...........................................     $ 1,349,933
    EQ/International Equity Index*,** .......................     $   116,888
    EQ/J.P. Morgan Core Bond ................................     $ 1,215,935
    EQ/Janus Large Cap Growth ...............................     $   839,312
    EQ/Lazard Small Cap Value ...............................     $ 1,321,561
    EQ/Marsico Focus ........................................     $   347,579
    EQ/Mercury Basic Value Equity ...........................     $ 2,337,691

PORTFOLIO***                                          ADVISORY FEE PAID
---------------------------------------------------- ------------------
    EQ/MFS Emerging Growth Companies ...............     $3,223,829
    EQ/MFS Investors Trust .........................     $  765,146
    EQ/MFS Research** ..............................     $1,704,208
    EQ/Money Market ................................     $2,137,501
    EQ/Putnam Growth & Income Value ................     $2,187,599
    EQ/Putnam International Equity .................     $2,298,615
    EQ/Putnam Voyager ..............................     $1,147,252
    EQ/Small Company Index* ........................     $   42,818
    EQ/T. Rowe Price International Stock** .........     $  330,943



----------
* No advisory fees were paid to Alliance, on behalf of EQ/Small Company Index Portfolio or EQ/International Equity Index Portfolio, prior to January 2, 2003.

** EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


The Manager recommends Advisers for each Portfolio to the Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Portfolios are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Trust has received an exemptive order from the SEC ("Multi-Manager Order") that permits the Manager, subject to certain conditions, to enter into Advisory Agreements with Advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Manager is able, subject to the approval of the Trustees, but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular Advisory Agreements or continue the employment of existing Advisers after events that under the 1940 Act and the Advisory Agreements would cause an automatic termination of the agreement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940
Act) ("Affiliated Adviser"), such as Alliance Capital Management L.P., unless the investment advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval would not be required for the termination of Advisory Agreements, shareholders of a Portfolio would continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

When a Portfolio has more than one Adviser, the assets of each Portfolio are allocated by the Manager among the Advisers selected for the Portfolio. Each Adviser has discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with each Portfolio's investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Adviser provides any services to any Portfolio except asset management and related administrative and recordkeeping services. However, an Adviser or its affiliated broker-dealer may execute portfolio transactions for a Portfolio and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.


THE ADMINISTRATOR

Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. Pursuant to a sub-administration arrangement, the Manager relies on J.P. Morgan Investors Services Co. ("J.P. Morgan Services") to provide the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

During the years ended, December 31, 2000, 2001 and 2002, respectively, the Trust, with respect to each Portfolio, paid the following fees for administrative services. For the period January 1, 2000 through April 30, 2000, such fees were paid to Chase Global Funds Services, LLC, J.P. Morgan Services' predecessor. Thereafter, such fees were paid to Equitable:


                     CALENDAR YEAR ENDED DECEMBER 31, 2000*




PORTFOLIO***                                                   ADMINISTRATION FEE
------------------------------------------------------------- -------------------
    Alliance Conservative Investors** .......................      $  177,668
    EQ/Aggressive Stock .....................................      $  940,971
    EQ/Alliance Common Stock ................................      $3,328,626
    EQ/Alliance Global** ....................................      $  506,239
    EQ/Alliance Growth and Income ...........................      $  398,507
    EQ/Alliance Growth Investors** ..........................      $  673,114
    EQ/Alliance Intermediate Government Securities ..........      $   76,389
    EQ/Alliance International ...............................      $  155,570
    EQ/Alliance Premier Growth ..............................      $  309,567
    EQ/Alliance Quality Bond ................................      $  140,474
    EQ/Alliance Small Cap Growth ............................      $  185,237
    EQ/Alliance Technology ..................................      $   50,038
    EQ/AXP New Dimensions** .................................      $    9,575
    EQ/AXP Strategy Aggressive** ............................      $    9,949
    EQ/Balanced .............................................      $  577,900
    EQ/Bernstein Diversified Value ..........................      $   87,013
    EQ/Calvert Socially Responsible .........................      $   36,198
    EQ/Capital Guardian International .......................      $   68,858
    EQ/Capital Guardian Research ............................      $   51,929
    EQ/Capital Guardian U.S. Equity .........................      $   67,063
    EQ/Emerging Markets Equity ..............................      $  106,549
    EQ/Equity 500 Index .....................................      $  619,702
    EQ/Evergreen Foundation** ...............................      $   38,571
    EQ/Evergreen Omega ......................................      $   36,402
    EQ/FI Mid Cap ...........................................      $   11,647
    EQ/FI Small/Mid Cap Value ...............................      $   65,443
    EQ/High Yield ...........................................      $  145,277
    EQ/International Equity Index** .........................      $  129,528
    EQ/J.P. Morgan Core Bond ................................      $   98,554
    EQ/Janus Large Cap Growth ...............................      $   12,050

PORTFOLIO***                                          ADMINISTRATION FEE
---------------------------------------------------- -------------------
    EQ/Lazard Small Cap Value ......................       $ 67,294
    EQ/Mercury Basic Value Equity ..................       $110,043
    EQ/MFS Emerging Growth Companies ...............       $534,921
    EQ/MFS Investors Trust .........................       $ 88,754
    EQ/MFS Research** ..............................       $219,307
    EQ/Money Market ................................       $323,793
    EQ/Putnam Balanced** ...........................       $ 67,036
    EQ/Putnam Growth & Income Value ................       $150,133
    EQ/Putnam International Equity .................       $132,228
    EQ/Putnam Voyager ..............................       $144,256
    EQ/Small Company Index .........................       $136,375
    EQ/T. Rowe Price International Stock** .........       $125,836
    Mercury World Strategy** .......................       $ 56,773
    T. Rowe Price Equity Income** ..................       $ 95,373

----------
* The EQ/Alliance Technology Portfolio commenced operations on May 1, 2000. The EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap, and EQ/Janus Large Cap Growth Portfolios commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had no operations during the fiscal year ended December 31, 2000.


** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.


*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."

                     CALENDAR YEAR ENDED DECEMBER 31, 2001*




PORTFOLIO***                                                   ADMINISTRATION FEE
------------------------------------------------------------- -------------------
    Alliance Conservative Investors** .......................      $   62,203
    EQ/Aggressive Stock .....................................      $  958,214
    EQ/Alliance Common Stock ................................      $3,386,664
    EQ/Alliance Global** ....................................      $  409,586
    EQ/Alliance Growth and Income ...........................      $  587,122
    EQ/Alliance Growth Investors** ..........................      $  642,800
    EQ/Alliance Intermediate Government Securities ..........      $  117,102
    EQ/Alliance International ...............................      $  114,893
    EQ/Alliance Premier Growth ..............................      $  321,573

PORTFOLIO***                                          ADMINISTRATION FEE
---------------------------------------------------- -------------------
    EQ/Alliance Quality Bond .......................       $130,875
    EQ/Alliance Small Cap Growth ...................       $254,863
    EQ/Alliance Technology .........................       $123,705
    EQ/AXP New Dimensions** ........................       $ 42,498
    EQ/AXP Strategy Aggressive** ...................       $ 43,229
    EQ/Balanced ....................................       $784,589
    EQ/Bernstein Diversified Value .................       $129,133
    EQ/Calvert Socially Responsible ................       $ 37,745
    EQ/Capital Guardian International ..............       $ 69,052
    EQ/Capital Guardian Research ...................       $ 67,043
    EQ/Capital Guardian U.S. Equity ................       $ 85,144
    EQ/Emerging Markets Equity .....................       $ 80,087
    EQ/Equity 500 Index ............................       $735,621
    EQ/Evergreen Foundation** ......................       $ 13,098
    EQ/Evergreen Omega .............................       $ 43,941
    EQ/FI Mid Cap ..................................       $ 65,943
    EQ/FI Small/Mid Cap Value ......................       $107,891
    EQ/High Yield ..................................       $173,616
    EQ/International Equity Index** ................       $ 62,639
    EQ/J.P. Morgan Core Bond .......................       $118,445
    EQ/Janus Large Cap Growth ......................       $ 65,569
    EQ/Lazard Small Cap Value ......................       $ 74,741
    EQ/Marsico Focus* ..............................       $ 10,415
    EQ/Mercury Basic Value Equity ..................       $155,677
    EQ/MFS Emerging Growth Companies ...............       $395,736
    EQ/MFS Investors Trust .........................       $100,211
    EQ/MFS Research** ..............................       $221,874
    EQ/Money Market ................................       $486,041
    EQ/Putnam Balanced** ...........................       $ 21,461
    EQ/Putnam Growth & Income Value ................       $174,328
    EQ/Putnam International Equity .................       $108,155
    EQ/Putnam Voyager ..............................       $ 97,732
    EQ/Small Company Index .........................       $ 60,066
    EQ/T. Rowe Price International Stock** .........       $ 76,411
    Mercury World Strategy** .......................       $ 14,728
    T. Rowe Price Equity Income** ..................       $ 37,963

----------
*     The EQ/Marisico Focus Portfolio commenced operations on September 1, 2001.


** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.


*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2002





PORTFOLIO**                                                    ADMINISTRATION FEE
------------------------------------------------------------- -------------------
    EQ/Aggressive Stock .....................................      $  810,263
    EQ/Alliance Common Stock ................................      $2,675,269
    EQ/Alliance Global* .....................................      $  300,095
    EQ/Alliance Growth and Income ...........................      $  609,095
    EQ/Alliance Growth Investors* ...........................      $  505,109
    EQ/Alliance Intermediate Government Securities ..........      $  201,339
    EQ/Alliance International ...............................      $  134,026
    EQ/Alliance Premier Growth ..............................      $  280,148
    EQ/Alliance Quality Bond ................................      $  158,454
    EQ/Alliance Small Cap Growth ............................      $  242,462
    EQ/Alliance Technology ..................................      $  105,006
    EQ/AXP New Dimensions* ..................................      $   20,008
    EQ/AXP Strategy Aggressive* .............................      $   19,781
    EQ/Balanced .............................................      $  881,182
    EQ/Bernstein Diversified Value ..........................      $  230,228
    EQ/Calvert Socially Responsible .........................      $   32,914
    EQ/Capital Guardian International .......................      $   58,433
    EQ/Capital Guardian Research ............................      $   73,409
    EQ/Capital Guardian U.S. Equity .........................      $   91,238
    EQ/Emerging Markets Equity ..............................      $   83,862
    EQ/Equity 500 Index .....................................      $  734,593
    EQ/Evergreen Omega ......................................      $   35,182
    EQ/FI Mid Cap ...........................................      $   93,643
    EQ/FI Small/Mid Cap Value ...............................      $  187,408
    EQ/High Yield ...........................................      $  210,353
    EQ/International Equity Index** .........................      $   50,140
    EQ/J.P. Morgan Core Bond ................................      $  182,767
    EQ/Janus Large Cap Growth ...............................      $   71,878
    EQ/Lazard Small Cap Value ...............................      $   93,799
    EQ/Marsico Focus ........................................      $   50,350
    EQ/Mercury Basic Value Equity ...........................      $  209,366
    EQ/MFS Emerging Growth Companies ........................      $  387,015
    EQ/MFS Investors Trust ..................................      $   91,117
    EQ/MFS Research* ........................................      $  182,391
    EQ/Money Market .........................................      $  588,885
    EQ/Putnam Growth & Income Value .........................      $  188,120
    EQ/Putnam International Equity ..........................      $  141,035
    EQ/Putnam Voyager .......................................      $  107,533
    EQ/Small Company Index ..................................      $   52,170
    EQ/T. Rowe Price International Stock* ...................      $   26,075

----------

* EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.


** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


THE DISTRIBUTORS

The Trust has distribution agreements with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (each also referred to as a "Distributor," and together "Distributors"), in which AXA Advisors and AXA Distributors serve as Distributors for the Trust's Class IA shares and Class IB shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.

The Trust's distribution agreements with respect to the Class IA shares and Class IB shares ("Distribution Agreements") were reapproved by the Board of Trustees at a Board meeting held on July 10, 2002. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class IB Distribution Plan or any such related agreement ("Independent Trustees") and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class IB shares of the Trust ("Class IB Distribution Plan"). The Trust's Class IB shares may pay an annual distribution fee of up to 0.50% of their average daily net assets. However, under the Distribution Agreements, payments to the Distributors under the Class IB Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares. There is no distribution plan with respect to Class IA shares and the Portfolios pay no distribution fees with respect to those shares. The Distributors or their affiliates for the Class IA shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class IA shares to prospective Contract owners and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class IA shares to prospective Contract owners.

On July 10, 2002, the Board of Trustees of the Trust, including the Independent Trustees, considered the reapproval of the Class IB Distribution Plan. In connection with its consideration of the Class IB Distribution Plan, the Board of Trustees was furnished with a copy of the Class IB Distribution Plan and the related materials, including information related to the advantages and disadvantages of the Class IB Distribution Plan. Legal counsel for the Independent Trustees discussed the legal and regulatory considerations in readopting the Class IB Distribution Plan.

The Board of Trustees considered various factors in connection with its decision as to whether to reapprove the Class IB Distribution Plan, including: (i) the nature and causes of the circumstances which make continuation of the Class IB Distribution Plan, necessary and appropriate;
(ii) the way in which the Class IB Distribution Plan would continue to address those circumstances, including the nature and potential amount of expenditures;
(iii) the nature of the anticipated benefits; (iv) the possible benefits of the Class IB Distribution Plan to any other person relative to those of the Trust;
(v) the effect of the Class IB Distribution Plan on existing Contract owners;
(vi) the merits of possible alternative plans or pricing structures; (vii) competitive conditions in the variable products industry; and (viii) the relationship of the Class IB Distribution Plan to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Class IB Distribution Plan is reasonably likely to continue to benefit the Trust and the shareholders of the Portfolios and approved its continuance.


Pursuant to the Class IB Distribution Plan, the Trust compensates the Distributors from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to the Distributors on a monthly basis. A portion of the amounts received by the Distributors will be used to defray various costs incurred or paid by the Distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Class IB Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Distributors. The Trustees, however, take into account such expenditures for purposes of reviewing operations under the Class IB Distribution Plan and in connection with their annual consideration of the Class IB Distribution Plan's renewal. The Distributors' expenditures include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class IB shares of the Trust; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Class IB shares.

The Distributors pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. AXA Advisors also serves as the Distributor for shares of the Trust to the Equitable Plan. Each Distribution Agreement provides that the Distributors shall accept orders for shares at net asset value without sales commissions or loads being charged. The Distributors have made no firm commitment to acquire shares of any Portfolio.


The Class IB Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributors of the Class IB shares in connection with the Class IB Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Class IB Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class IB Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class IB shares of the Portfolio or by vote of a majority of the Independent Trustees. The Class IB Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.50% of average daily net assets annually) that may be spent for distribution of Class IB shares of any Portfolio without the approval of Class IB shareholders of that Portfolio.

The table below shows the amount paid by each Portfolio to each of the Distributors pursuant to the Distribution Plan for the year ended December 31, 2002:





                                                            DISTRIBUTION FEE         DISTRIBUTION FEE             TOTAL
PORTFOLIO**                                               PAID TO AXA ADVISORS   PAID TO AXA DISTRIBUTORS   DISTRIBUTION FEES
-------------------------------------------------------- ---------------------- -------------------------- ------------------
EQ/Aggressive Stock ....................................       $  276,000               $  178,146             $  454,146
EQ/Alliance Common Stock ...............................       $2,153,059               $1,281,520             $3,434,579
EQ/Alliance Global* ....................................       $  332,224               $   50,152             $  382,376
EQ/Alliance Growth and Income ..........................       $1,584,084               $   68,549             $1,652,633
EQ/Alliance Growth Investors* ..........................       $  565,752               $   86,397             $  652,149
EQ/Alliance Intermediate Government Securities .........       $  739,962               $  117,574             $  857,536
EQ/Alliance International ..............................       $  134,403               $   12,107             $  146,510
EQ/Alliance Premier Growth .............................       $1,104,326               $  703,003             $1,807,329
EQ/Alliance Quality Bond ...............................       $  190,468               $   70,351             $  260,819
EQ/Alliance Small Cap Growth ...........................       $  461,258               $  387,899             $  849,157
EQ/Alliance Technology .................................       $  421,940               $  188,297             $  610,237
EQ/AXP New Dimensions* .................................       $   26,811               $      671             $   27,482
EQ/AXP Strategy Aggressive* ............................       $   24,199               $      236             $   24,435
EQ/Balanced ............................................       $  885,609               $   91,761             $  977,370
EQ/Bernstein Diversified Value .........................       $1,023,564               $  722,668             $1,746,232
EQ/Calvert Socially Responsible ........................       $   15,847               $    4,198             $   20,045
EQ/Capital Guardian International ......................       $   13,800               $  252,110             $  265,910
EQ/Capital Guardian Research ...........................       $  147,778               $  258,809             $  406,587
EQ/Capital Guardian U.S. Equity ........................       $  148,151               $  393,062             $  541,213
EQ/Emerging Markets Equity .............................       $  364,411               $  143,836             $  508,247
EQ/Equity 500 Index ....................................       $  962,234               $1,180,173             $2,142,407
EQ/Evergreen Omega .....................................       $   30,167               $   13,703             $   43,870
EQ/FI Mid Cap ..........................................       $  340,375               $  230,307             $  570,782
EQ/FI Small/Mid Cap Value ..............................       $1,161,118               $  290,485             $1,451,603
EQ/High Yield ..........................................       $  312,686               $  422,983             $  735,669
EQ/International Equity Index* .........................       $   43,227               $  151,416             $  194,643
EQ/J.P. Morgan Core Bond ...............................       $  100,221               $1,313,640             $1,413,861
EQ/Janus Large Cap Growth ..............................       $  206,350               $  189,871             $  396,221
EQ/Lazard Small Cap Value ..............................       $  103,269               $  499,147             $  602,416
EQ/Marsico Focus .......................................       $  110,688               $   82,381             $  193,069
EQ/Mercury Basic Value Equity ..........................       $1,273,605               $  346,659             $1,620,264
EQ/MFS Emerging Growth Companies .......................       $1,874,049               $  624,961             $2,499,010
EQ/MFS Investors Trust .................................       $   81,073               $  465,292             $  546,365
EQ/MFS Research* .......................................       $  573,493               $  667,874             $1,241,367
EQ/Money Market ........................................       $1,251,562               $1,555,128             $2,806,690
EQ/Putnam Growth & Income Value ........................       $  337,730               $  981,742             $1,319,472
EQ/Putnam International Equity .........................       $  348,317               $  678,859             $1,027,176
EQ/Putnam Voyager ......................................       $    6,130               $  595,953             $  602,083
EQ/Small Company Index .................................       $   66,144               $  147,780             $  213,924
EQ/T. Rowe Price International Stock* ..................       $  158,728               $      293             $  159,021


----------

* EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

** On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam
    Investors Growth Portfolio was changed to "EQ/ Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


BROKERAGE ALLOCATION AND OTHER STRATEGIES


BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over the counter or listed, and that listed securities may be purchased in the over the counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over the counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager, or the Advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Manager and Advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust's shares.


The Manager and Advisers, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Management Agreement ("Directed Brokerage"); or (ii) reward brokers for past sales of Trust shares ("Reward Brokerage"). The Trustees will review the levels of Directed Brokerage and Reward Brokerage for each Portfolio on a quarterly basis. A Portfolio may seek to recapture only soliciting broker-dealer fees on the tender of portfolio securities. From time to time, the Trustees will review whether the recapture for the benefit of the Portfolios of some portion of the brokerage commissions or similar fees paid by the Portfolios on portfolio transactions is legally permissible and advisable.


Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act") and by policies adopted by the Trustees, the Manager and Advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or the relevant Adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or the Adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Portfolio in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Certain Advisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide an Adviser with research in addition to selling the securities (at the fixed public offering price) to the portfolio. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the portfolio, Adviser's other clients and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, anonymity, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, confidentiality, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager's and Advisers' expenses in managing the Portfolios. For the fiscal year ended December 31, 2002, certain of the Advisers allocated a substantial portion of their applicable Portfolio's brokerage business to brokers that provided such research services.


During the years ended December 31, 2000, 2001 and 2002, respectively, the Portfolios paid the amounts indicated in brokerage commissions:


                     CALENDAR YEAR ENDED DECEMBER 31, 2000*




PORTFOLIO***                                                 BROKERAGE COMMISSIONS PAID
----------------------------------------------------------- ---------------------------
  Alliance Conservative Investors** .......................         $   253,290
  EQ/Aggressive Stock .....................................         $13,589,547
  EQ/Alliance Common Stock ................................         $ 9,887,297
  EQ/Alliance Global** ....................................         $ 3,268,839
  EQ/Alliance Growth and Income ...........................         $ 2,606,443
  EQ/Alliance Growth Investors** ..........................         $ 2,728,213
  EQ/Alliance Intermediate Government Securities ..........         $    33,564
  EQ/Alliance International ...............................         $ 1,311,708
  EQ/Alliance Premier Growth ..............................         $ 3,619,596
  EQ/Alliance Quality Bond ................................         $        --
  EQ/Alliance Small Cap Growth ............................         $ 1,375,185
  EQ/Alliance Technology ..................................         $   238,736
  EQ/AXP New Dimensions** .................................         $     3,003
  EQ/AXP Strategy Aggressive** ............................         $     5,132
  EQ/Balanced .............................................         $ 2,630,048
  EQ/Bernstein Diversified Value ..........................         $   168,066
  EQ/Calvert Socially Responsible .........................         $     4,212
  EQ/Capital Guardian International .......................         $   197,460

PORTFOLIO***                                        BROKERAGE COMMISSIONS PAID
-------------------------------------------------- ---------------------------
  EQ/Capital Guardian Research ...................          $   88,147
  EQ/Capital Guardian U.S. Equity ................          $  160,293
  EQ/Emerging Markets Equity .....................          $1,423,232
  EQ/Equity 500 Index ............................          $  407,206
  EQ/Evergreen Foundation** ......................          $   20,906
  EQ/Evergreen Omega .............................          $   15,553
  EQ/FI Mid Cap ..................................          $   19,629
  EQ/FI Small/Mid Cap Value ......................          $  747,863
  EQ/High Yield ..................................          $       --
  EQ/International Equity Index** ................          $   99,731
  EQ/Janus Large Cap Growth ......................          $   26,718
  EQ/J.P. Morgan Core Bond .......................          $   33,116
  EQ/Lazard Small Cap Value ......................          $  218,954
  EQ/Mercury Basic Value Equity ..................          $  701,631
  EQ/MFS Emerging Growth Companies ...............          $4,797,802
  EQ/MFS Investors Trust .........................          $  247,963
  EQ/MFS Research** ..............................          $1,324,447
  EQ/Money Market ................................          $       --
  EQ/Putnam Balanced** ...........................          $  142,100
  EQ/Putnam Growth & Income Value ................          $  817,702
  EQ/Putnam International Equity .................          $1,526,188
  EQ/Putnam Voyager ..............................          $  444,203
  EQ/Small Company Index .........................          $   39,655
  EQ/T. Rowe Price International Stock** .........          $  468,260
  Mercury World Strategy** .......................          $  109,087
  T. Rowe Price Equity Income** ..................          $  210,442

----------
* The EQ/Alliance Technology Portfolio commenced operations on May 1, 2000. The EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth Portfolios commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had no operations during the fiscal year ended December 31, 2000.



** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.



*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."

                     CALENDAR YEAR ENDED DECEMBER 31, 2001




PORTFOLIO***                                                 BROKERAGE COMMISSIONS PAID
----------------------------------------------------------- ---------------------------
  Alliance Conservative Investors** .......................          $   70,571
  EQ/Aggressive Stock .....................................          $9,041,231
  EQ/Alliance Common Stock ................................          $7,829,868
  EQ/Alliance Global** ....................................          $1,936,048
  EQ/Alliance Growth and Income ...........................          $4,765,545
  EQ/Alliance Growth Investors** ..........................          $3,545,817
  EQ/Alliance Intermediate Government Securities ..........          $   28,471
  EQ/Alliance International ...............................          $  658,013
  EQ/Alliance Premier Growth ..............................          $3,070,532
  EQ/Alliance Quality Bond ................................          $        -
  EQ/Alliance Small Cap Growth ............................          $1,520,168
  EQ/Alliance Technology ..................................          $  275,206
  EQ/AXP New Dimensions** .................................          $   11,592
  EQ/AXP Strategy Aggressive** ............................          $   32,326
  EQ/Balanced .............................................          $2,438,092
  EQ/Bernstein Diversified Value ..........................          $  968,218
  EQ/Calvert Socially Responsible .........................          $    5,681
  EQ/Capital Guardian International .......................          $  169,681
  EQ/Capital Guardian Research ............................          $  113,090
  EQ/Capital Guardian U.S. Equity .........................          $  184,720
  EQ/Emerging Markets Equity ..............................          $1,225,262
  EQ/Equity 500 Index .....................................          $  137,850
  EQ/Evergreen Foundation** ...............................          $   14,103
  EQ/Evergreen Omega ......................................          $   39,413
  EQ/FI Mid Cap ...........................................          $  711,030
  EQ/FI Small/Mid Cap Value ...............................          $  797,920
  EQ/High Yield ...........................................          $        -
  EQ/International Equity Index** .........................          $  105,424
  EQ/J.P. Morgan Core Bond ................................          $  102,862
  EQ/Janus Large Cap Growth ...............................          $  198,107
  EQ/Lazard Small Cap Value ...............................          $  365,400
  EQ/Marsico Focus* .......................................          $   12,328
  EQ/Mercury Basic Value Equity ...........................          $1,248,993
  EQ/MFS Emerging Growth Companies ........................          $6,578,440
  EQ/MFS Investors Trust ..................................          $  432,550
  EQ/MFS Research** .......................................          $1,470,705
  EQ/Money Market .........................................          $        -
  EQ/Putnam Balanced** ....................................          $   50,899
  EQ/Putnam Growth & Income Value .........................          $1,200,456
  EQ/Putnam International Equity ..........................          $  829,183
  EQ/Putnam Voyager .......................................          $  609,590
  EQ/Small Company Index ..................................          $   21,620
  EQ/T. Rowe Price International Stock** ..................          $  283,877
  Mercury World Strategy** ................................          $   31,410
  T. Rowe Price Equity Income** ...........................          $   46,114

----------
* The EQ/Marsico Focus Portfolio commenced operations on September 1, 2001.


** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance

    Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/ International Equity Index Portfolio will not be offered after May 2, 2003.


*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2002





PORTFOLIO**                                                  BROKERAGE COMMISSIONS PAID
----------------------------------------------------------- ---------------------------
  EQ/Aggressive Stock .....................................         $ 6,325,893
  EQ/Alliance Common Stock ................................         $39,763,974
  EQ/Alliance Global* .....................................         $ 2,475,831
  EQ/Alliance Growth and Income ...........................         $ 5,223,002
  EQ/Alliance Growth Investors* ...........................         $ 1,832,712
  EQ/Alliance Intermediate Government Securities ..........         $    25,164
  EQ/Alliance International ...............................         $ 1,163,710
  EQ/Alliance Premier Growth ..............................         $ 2,728,875
  EQ/Alliance Quality Bond ................................         $         0
  EQ/Alliance Small Cap Growth ............................         $ 3,054,920
  EQ/Alliance Technology ..................................         $   961,317
  EQ/AXP New Dimensions* ..................................         $    10,170
  EQ/AXP Strategy Aggressive* .............................         $    25,485
  EQ/Balanced .............................................         $ 3,470,583
  EQ/Bernstein Diversified Value ..........................         $   939,778
  EQ/Calvert Socially Responsible .........................         $    31,675
  EQ/Capital Guardian International .......................         $   130,059
  EQ/Capital Guardian Research ............................         $ 1,463,172
  EQ/Capital Guardian U.S. Equity .........................         $   433,628
  EQ/Emerging Markets Equity ..............................         $   755,402
  EQ/Equity 500 Index .....................................         $   160,168
  EQ/Evergreen Omega ......................................         $   104,251
  EQ/FI Mid Cap ...........................................         $ 2,164,611
  EQ/FI Small/Mid Cap Value ...............................         $ 1,783,996
  EQ/High Yield ...........................................         $     7,261
  EQ/International Equity Index* ..........................         $    44,667
  EQ/J.P. Morgan Core Bond ................................         $   190,826
  EQ/Janus Large Cap Growth ...............................         $   269,652
  EQ/Lazard Small Cap Value ...............................         $ 1,210,615
  EQ/Marsico Focus ........................................         $   328,864
  EQ/Mercury Basic Value Equity ...........................         $ 1,758,338
  EQ/MFS Emerging Growth Companies ........................         $ 3,897,507
  EQ/MFS Investors Trust ..................................         $   437,274
  EQ/MFS Research* ........................................         $ 1,807,297
  EQ/Money Market .........................................         $         0
  EQ/Putnam Growth & Income Value .........................         $   690,349
  EQ/Putnam International Equity ..........................         $   955,861
  EQ/Putnam Voyager .......................................         $   821,752

PORTFOLIO**                                        BROKERAGE COMMISSIONS PAID
------------------------------------------------- ---------------------------
  EQ/Small Company Index ........................           $ 64,287
  EQ/T. Rowe Price International Stock* .........           $134,953


----------

* EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.


** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


BROKERAGE TRANSACTIONS WITH AFFILIATES


To the extent permitted by law and in accordance with procedures established by the Trust's Board of Trustees, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager, including Sanford C. Bernstein & Co., LLC ("Bernstein"), or Advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager or Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust relies on exemptive relief from the SEC that permits mutual funds managed by the Manager and advised by multiple advisers to engage in principal and brokerage transactions with a broker dealer affiliated with an adviser to the same Portfolio. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of an Adviser to a Portfolio for which that Adviser provides investment advice do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Advisers or their affiliates.


During the years ended December 31, 2000, 2001 and 2002, respectively, the following Portfolios paid the amounts indicated to the affiliated broker-dealers of the Manager or affiliates of the Advisers to each Portfolio.


                    CALENDAR YEAR ENDED DECEMBER 31, 2000*




                                                             AGGREGATE
                                         AFFILIATED          BROKERAGE
PORTFOLIO***                           BROKER-DEALER+     COMMISSIONS PAID
-----------------------------------   ----------------   -----------------
Alliance Conservative Investors**     DLJ                     $    250
EQ/Aggressive Stock                   DLJ                     $     70
EQ/Alliance Common Stock              DLJ                     $206,190
EQ/Alliance Growth & Income           DLJ                     $127,749
EQ/Alliance Growth Investors**        DLJ                     $  5,000

                                                                       AGGREGATE
                                             AFFILIATED              BROKERAGE
PORTFOLIO***                               BROKER-DEALER+         COMMISSIONS PAID
-----------------------------------   ------------------------   -----------------
EQ/Balanced                           Bernstein                       $   627
                                      DLJ                             $10,560
                                      Prudential-Bache                $15,968
                                      Securities
EQ/Bernstein Diversified Value***     Bernstein                       $ 3,054
EQ/Calvert Socially Responsible       DLJ                             $     5
EQ/Capital Guardian International     DLJ                             $    22
EQ/Emerging Markets Equity            China International             $ 1,990
                                     Capital
                                      DLJ                             $42,738
                                      Morgan Stanley                  $17,956
                                      Bernstein                       $ 2,130
EQ/Evergreen Foundation**             Bernstein                       $    40
                                      DLJ                             $   949
                                      First Union Securities          $ 2,031
                                      Lieber & Co.                    $ 1,844
EQ/Evergreen Omega                    Bernstein                       $    30
                                      DLJ                             $   683
                                      First Union Securities          $ 1,547
                                      Lieber & Co.                    $ 1,637
EQ/Janus Large Cap Growth             Bernstein                       $    34
EQ/Mercury Basic Value Equity         Bernstein                       $12,720
                                      DLJ                             $ 6,210
                                      Merrill Lynch                   $94,296
EQ/T. Rowe Price International        DLJ                             $ 5,046
 Stock**
                                      Jardine Fleming                 $ 2,093
                                      Robert Fleming                  $11,037
Mercury World Strategy**              Bernstein                       $   774
                                      DLJ                             $   574
                                      Merrill Lynch                   $13,650
T. Rowe Price Equity Income**         DLJ                             $ 4,546

----------
+ Donaldson, Lufkin & Jenrette ("DLJ") was an affiliate of Equitable and its affiliates until November 3, 2000.

* The EQ/Janus Large Cap Growth Portfolio commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had not commenced operations by December 31, 2000.

** Alliance Conservative Investors, EQ/Evergreen Foundation, Mercury World Strategy and T. Rowe Price Equity Income were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/Alliance Growth Investors was discontinued on November 22, 2002.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2001




                                                                                                     PERCENTAGE
                                                                  AGGREGATE       PERCENTAGE OF    OF TRANSACTIONS
                                          AFFILIATED              BROKERAGE      TOTAL BROKERAGE      (BASED ON
PORTFOLIO***                            BROKER-DEALER         COMMISSIONS PAID     COMMISSIONS     DOLLAR AMOUNTS)
-------------------------------- --------------------------- ------------------ ----------------- ----------------
EQ/Aggressive Stock              Bernstein                        $158,244             1.75%             1.53%
                                 Montgomery Securities            $279,411             3.09%             3.03%
EQ/Alliance Common Stock         Bernstein                        $250,518             4.05%             2.96%
EQ/Alliance Growth               Bernstein                        $874,995            24.68%            15.68%
 Investors**
EQ/Balanced                      Bernstein                        $144,059             5.91%             5.62%
                                 Merrill Lynch & Co., Inc.        $190,406             7.81%             6.70%
                                 Prudential-Bache                 $    232             0.01%             0.01%
                                   Securities
EQ/Bernstein Diversified Value   Bernstein                        $736,363            76.05%            78.24%
EQ/Calvert Socially              Bernstein                        $    285             5.02%             4.11%
 Responsible
EQ/Emerging Markets Equity       Morgan Stanley                   $ 13,959             1.42%             0.16%
EQ/Evergreen Foundation**        Bernstein                        $    325             2.30%             2.86%
                                 First Union Securities           $    230             1.63%             1.57%
EQ/Evergreen Omega               Bernstein                        $     60             0.15%             0.17%
                                 First Union Securities           $  7,077            17.95%            15.04%
EQ/Marsico Focus*                Bernstein                        $     40             0.33%             0.35%
                                 Montgomery Securities            $    380             3.08%             4.67%
EQ/Mercury Basic Value Equity    Bernstein                        $ 61,454             4.92%             4.65%
                                 Merrill Lynch                    $238,555            19.10%            22.38%
Mercury World Strategy**         Bernstein                        $    210             0.67%             0.79%
                                 Merrill Lynch & Co., Inc.        $  8,591            27.35%            24.44%
T. Rowe Price Equity Income**    Bernstein                        $  1,075             2.33%             1.57%

----------
* The EQ/Marsico Focus Portfolio commenced operations on September 1, 2001.


** Alliance Conservative Investors, EQ/Evergreen Foundation, Mercury World Strategy and T. Rowe Price Equity Income were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/Alliance Growth Investors was discontinued on November 22, 2002.


*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio."

                     CALENDAR YEAR ENDED DECEMBER 31, 2002





                                                                                                     PERCENTAGE
                                                                  AGGREGATE       PERCENTAGE OF    OF TRANSACTIONS
                                          AFFILIATED              BROKERAGE      TOTAL BROKERAGE      (BASED ON
PORTFOLIO**                             BROKER-DEALER         COMMISSIONS PAID     COMMISSIONS     DOLLAR AMOUNTS)
-------------------------------- --------------------------- ------------------ ----------------- ----------------
EQ/Aggressive Stock              Bernstein                       $   45,549            0.72%             0.30%
                                 Bank of America Corp.           $      315            0.00%             0.00%
EQ/Alliance Common Stock         Bernstein                       $4,051,810           10.19%             2.51%
EQ/Alliance Growth Investors*    Bernstein                       $  251,817           13.74%            14.77%
EQ/Alliance Growth and           Bernstein                       $  274,243            5.25%             0.81%
 Income
EQ/Alliance Premier Growth       Bernstein                       $    1,640            0.06%             0.02%
EQ/Alliance Small Cap Growth     Bernstein                       $   18,895            0.62%             0.25%
EQ/Alliance Technology           Bernstein                       $   24,408            2.54%             1.11%
EQ/Balanced                      Bernstein                       $   92,022            2.65%             0.05%
                                 Merrill Lynch & Co., Inc.       $   93,974            2.71%             0.75%
EQ/Bernstein Diversified Value   Bernstein                       $  487,258           51.85%            25.03%
EQ/Emerging Markets Equity       Morgan Stanley                  $    7,151            0.95%             0.82%
EQ/Evergreen Omega               Bernstein                       $      735            0.71%             0.78%
                                 Wachovia Bank                   $    1,220            1.17%             1.12%
EQ/Marsico Focus                 Bernstein                       $    1,229            0.37%             0.38%
                                 Bank of America Corp.           $   13,579            4.13%             3.02%
EQ/Mercury Basic Value Equity    Bernstein                       $   58,891            3.35%             0.08%
                                 Merrill Lynch                   $  270,873           15.41%             0.89%
EQ/Putnam Voyager                Bernstein                       $      281            0.03%             0.01%


----------
* EQ/Alliance Growth Investors was discontinued on November 22, 2002.

** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio."



PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares based on each Portfolio's net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of each Portfolio will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day as defined below. The net asset value per share of each class of a Portfolio will be computed by dividing the sum of the investments held by that Portfolio applicable to that class plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Portfolio at such time. All expenses borne by the Trust and each of its Classes will be accrued daily.

The net asset value per share of each Portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles and consistent with the 1940 Act:

    o The assets belonging to each Portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular Portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) "General Items," if any, allocated to that Portfolio. "General Items" include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Portfolio. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

    o The liabilities belonging to each Portfolio will include (i) the liabilities of the Trust in respect of that Portfolio, (ii) all expenses, costs, changes and reserves attributable to that Portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day." Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs), it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:


    o Stocks listed on national securities exchanges and certain over the counter issues traded on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.


    o Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.


    o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

    o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

    o Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. All securities held in the EQ/Money Market Portfolio are valued at amortized cost.


    o Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.


    o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

    o Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.


    o Options are valued at their last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

    o Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

    o Forward foreign exchange contracts are valued by interrupting between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

    o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

If the Trust determines that a material change in the value of a foreign security has occurred after the close of trading in the foreign market(s) in which a Portfolio invests but before the close of regular trading on the NYSE, the Trust may use fair value methods to reflect those changes. In addition, the Trust may use fair value methods to value securities in other situations, for example, when a particular foreign market is closed but the Trust is open. This policy is intended to assure that a Portfolio's net asset value fairly reflects securities' values as of the time of pricing.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Advisers will continuously monitor the performance of these services.



TAXATION

Each Portfolio is treated for federal income tax purposes as a separate entity. The Trust intends that each Portfolio will elect to be and will qualify each year to be treated as a regulated investment company under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

If a Portfolio failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements described below, with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

As a regulated investment company, each Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A Portfolio investing in foreign securities or currencies may be subject to foreign taxes that could reduce the investment performance of such Portfolio.

Because the Trust is used to fund Contracts, each Portfolio must meet the diversification requirements imposed by Subchapter L of the Code or these Contracts will fail to qualify as life insurance policies or annuity contracts. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. Furthermore, the Code provides that each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30 day period after the end of each quarter in which to cure any non-compliance.

Each Portfolio may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax), even if the QEF does not distribute those earnings and gain to the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years under the election. A Portfolio's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

A Portfolio may invest in certain futures and listed nonequity options (such as those on a stock index) -- and certain foreign currency options and forward contracts with respect to which it makes a particular election -- that will be "Section 1256 contracts." Any Section 1256 contracts a Portfolio holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a Portfolio recognizes, without in either case increasing the cash available to the Portfolio. A Portfolio may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the Portfolio in accordance with the regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Portfolio would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Portfolio shares.

Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a Portfolio may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the Portfolios, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, the Portfolio will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a Portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a Portfolio's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

A Portfolio that acquires zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-indexed securities ("TIIS"), on which principal is adjusted based on changes in the Consumer Price Index, must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if the Portfolio receives no corresponding payment on them during the year. Similarly, a Portfolio that invests in payment-in-kind ("PIK") securities must include in its gross income securities it receives as "interest" on those securities. Each Portfolio has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Portfolio might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


PORTFOLIO PERFORMANCE

Returns and yields do not reflect insurance company charges and fees applicable to the Contracts.


EQ/MONEY MARKET PORTFOLIO YIELD

The EQ/Money Market Portfolio calculates yield information for seven-day periods and may illustrate that information in advertisements or sales materials. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the EQ/Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the EQ/Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +
1)365/7]-1.

EQ/Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the EQ/Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the EQ/Money Market Portfolio will fluctuate and not remain constant.

The EQ/Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return of fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the EQ/Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The EQ/Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.


COMPUTATION OF TOTAL RETURN

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n

where "T" equals average annual total return; where "ERV," the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where "P" equals a hypothetical initial investment of $1,000; and where "n" equals the number of years.

Each Portfolio's total return will vary from time to time depending upon market conditions, the composition of each Portfolio's investment portfolio and operating expenses of the Trust allocated to each Portfolio. Total return should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These total return figures do not reflect insurance company expenses and fees applicable to the Contracts. At any time in the future, total return may be higher or lower than in the past and there can be no assurance that any historical results will continue.


NON-STANDARD PERFORMANCE

In addition to the performance information described above, each Portfolio may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Computation of Total Return" above except that no annualization is made.


YIELD CALCULATION

Yields for a Portfolio (other than the EQ/Money Market Portfolio) are computed by dividing a Portfolio's interest and income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Portfolio's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond Portfolios. Dividends from equity securities are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a Portfolio's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by a Portfolio with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to an investor's account, or the income reported in the Portfolio's financial statements.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, a Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the Portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing a Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.


CODE OF ETHICS

The Portfolios, the Manager and the Distributors each have adopted a code of ethics pursuant to rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Portfolio but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each Adviser also has adopted a code of ethics under rule 17j-1. The Trust's Board of Trustees reviews the administration of the codes of ethics at least annually and receives certification from each Adviser regarding compliance with the codes of ethics annually.


OTHER INFORMATION

DELAWARE STATUTORY TRUST. The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a Portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a Portfolio. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Portfolios) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a Portfolio's property for all losses and expenses of any Portfolio shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations, a possibility that Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Trustees intend to conduct the operations of the Portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolios.

CLASSES OF SHARES. Each portfolio consists of Class IA shares and Class IB shares. A share of each class of a portfolio represents an identical interest in that portfolio's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Portfolios will affect the performance of those classes. Each share of a portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that portfolio. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class IA and Class IB shares will differ.

VOTING RIGHTS. Shareholders of each portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Portfolios as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

SHAREHOLDER MEETINGS. The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

CLASS-SPECIFIC EXPENSES. Each portfolio may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.



OTHER SERVICES


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP ("PWC"), 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants. PWC is responsible for auditing the annual financial statements of the Trust.

CUSTODIAN

JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245 serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the custody agreement between the Trust and JPMorgan Chase Bank, JPMorgan Chase Bank maintains cash, securities and other assets of the Portfolios. JPMorgan Chase Bank is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase Bank, and to make payments for securities purchased by the Trust. JPMorgan Chase Bank has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust. Equitable receives no compensation for providing such services for the Trust.


COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1221, serves as counsel to the Trust.

Sullivan & Worcester, LLP, 1666 K Street, N.W., Suite 700, Washington, D.C. 20006, serves as counsel to the Independent Trustees of the Trust.


FINANCIAL STATEMENTS

The audited financial statements for the period ended December 31, 2002, including the financial highlights, appearing in the Trust's Annual Report to Shareholders, filed electronically with the SEC, are incorporated by reference and made a part of this document.

                                   APPENDIX A

                                EQ ADVISORS TRUST
                          INVESTMENT STRATEGIES SUMMARY





                                                 BORROWINGS     BORROWINGS
                                ASSET-BACKED   (EMERGENCIES,   (LEVERAGING   CONVERTIBLE
PORTFOLIO                        SECURITIES     REDEMPTIONS)    PURPOSES)     SECURITIES   FLOATERS(A)
------------------------------ -------------- --------------- ------------- ------------- -------------
EQ/Aggressive Stock ..........       Y              Y              N             Y             Y
EQ/Alliance Common
 Stock .......................       Y              Y              N             Y             Y
EQ/Alliance Growth and
 Income ......................       Y              Y              N             Y             Y
EQ/Alliance Intermediate
 Government Securities........       Y              Y              N             Y             Y
EQ/Alliance International            Y              Y              N             Y             Y
EQ/Alliance Premier
 Growth ......................       N          Y-5.0%             N         Y-20.0%           N
EQ/Alliance Quality
 Bond ........................       Y              Y              N             Y             Y
EQ/Alliance Small Cap
 Growth ......................       Y              Y              N             Y             Y
EQ/Alliance Technology .......       Y         Y-33.3%             N             Y             Y
EQ/Balanced ..................       Y              Y              N             Y             Y
EQ/Bernstein Diversified
 Value .......................       N         Y-10.0%         Y-33.3%           Y             Y
EQ/Calvert Socially
 Responsible .................       Y         Y-33.3%             N             Y             Y
EQ/Capital Guardian
 International ...............       N          Y-5.0%             N             Y             N
EQ/Capital Guardian
 Research ....................       N          Y-5.0%             N             Y             N
EQ/Capital Guardian
 U.S. Equity .................       N          Y-5.0%             N             Y             N
EQ/Emerging Markets
 Equity ......................       Y         Y-33.3%             N             Y             Y
EQ/Equity 500 Index ..........       N              Y              N             Y             Y
EQ/Evergreen Omega ...........       N         Y-33.3%             N             Y             N
EQ/FI Mid Cap ................       N         Y-33.3%             N             Y             Y
EQ/FI Small/Mid Cap
 Value .......................       N         Y-33.3%             N             Y             Y
EQ/High Yield ................       Y              Y              N             Y             Y



                                                                                      FOREIGN    FOREIGN
                                                                         FOREIGN     CURRENCY    CURRENCY    OPTIONS
                                  INVERSE       BRADY     DEPOSITARY     CURRENCY     FORWARD    FUTURES    (EXCHANGE
PORTFOLIO                       FLOATERS(A)   BONDS(B)   RECEIPTS(B)   SPOT TRANS.    TRANS.    TRANS.(A)    TRADED)
------------------------------ ------------- ---------- ------------- ------------- ---------- ----------- ----------
EQ/Aggressive Stock ..........       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Common
 Stock .......................       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Growth and
 Income ......................       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Intermediate
 Government Securities........       Y           Y           N             Y            N          N           Y
EQ/Alliance International            Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Premier
 Growth ......................       N           N           Y             Y            Y          Y           Y
EQ/Alliance Quality
 Bond ........................       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Small Cap
 Growth ......................       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Technology .......       Y           Y           Y             Y            Y          Y           Y
EQ/Balanced ..................       Y           Y           Y             Y            Y          Y           Y
EQ/Bernstein Diversified
 Value .......................       N           N       Y-10.0%           Y            N          N           N
EQ/Calvert Socially
 Responsible .................       Y           Y           Y             Y            Y          Y           Y
EQ/Capital Guardian
 International ...............       N           N           Y             Y            Y          Y           Y
EQ/Capital Guardian
 Research ....................       N           N           Y             Y            N          N           Y
EQ/Capital Guardian
 U.S. Equity .................       N           N           Y             Y            N          N           Y
EQ/Emerging Markets
 Equity ......................       Y           Y           Y             Y            Y          Y           Y
EQ/Equity 500 Index ..........       Y           N           N             N            N          N           Y
EQ/Evergreen Omega ...........       N           N           Y             Y            N          N           Y
EQ/FI Mid Cap ................       N           Y           Y             Y            Y          Y           Y
EQ/FI Small/Mid Cap
 Value .......................       N           Y           Y             Y            Y          Y           Y
EQ/High Yield ................       Y           Y           Y             Y            Y          Y           Y

                                                BORROWINGS      BORROWINGS
                              ASSET-BACKED    (EMERGENCIES,    (LEVERAGING   CONVERTIBLE
PORTFOLIO                      SECURITIES      REDEMPTIONS)     PURPOSES)     SECURITIES   FLOATERS(A)
---------------------------- -------------- ----------------- ------------- ------------- -------------
EQ/International Equity
 Index Portfolio ...........       Y           Y-33.3%              N             Y            N
EQ/Janus Large Cap
 Growth Portfolio ..........       Y           Y-25.0%              N             Y            Y
EQ/J. P. Morgan Core
 Bond ......................       Y           Y-33.3%              N             Y            N
EQ/Lazard Small Cap
 Value .....................       N          Y-15.0%(E)            N             Y            Y
EQ/Marsico Focus
 Portfolio .................  Y-5.0%          Y-33.3%               N             Y            Y
EQ/Mercury Basic Value
 Equity ....................       N          Y-33.3%               N             Y            N
EQ/MFS Emerging
 Growth Companies ..........       N          Y-33.3%               N             Y            N
EQ/MFS Investors Trust .....       N          Y-10.0%               N             Y            N
EQ/Money Market ............       Y        Y                       N             Y            Y
EQ/Putnam Growth &
 Income Value ..............       N          Y-10.0%               N             Y            N
EQ/Putnam International
 Equity ....................       N          Y-10.0%               N             Y            N
EQ/Putnam Voyager ..........       N          Y-10.0%               N             Y            N
EQ/Small Company Index             Y          Y-33.3%               N             Y            N



                                                                                    FOREIGN    FOREIGN
                                                                       FOREIGN     CURRENCY    CURRENCY    OPTIONS
                                INVERSE       BRADY     DEPOSITARY     CURRENCY     FORWARD    FUTURES    (EXCHANGE
PORTFOLIO                     FLOATERS(A)   BONDS(B)   RECEIPTS(B)   SPOT TRANS.    TRANS.    TRANS.(A)    TRADED)
---------------------------- ------------- ---------- ------------- ------------- ---------- ----------- ----------
EQ/International Equity
 Index Portfolio ...........      N            N           Y             Y            Y          Y           Y
EQ/Janus Large Cap
 Growth Portfolio ..........      Y            Y           Y             Y            Y          Y           Y
EQ/J. P. Morgan Core
 Bond ......................      N            Y           Y             Y            Y          Y           Y
EQ/Lazard Small Cap
 Value .....................      N            N           Y             N            N          N           N
EQ/Marsico Focus
 Portfolio .................  Y-5.0%           N           Y             Y            Y          Y           Y
EQ/Mercury Basic Value
 Equity ....................      N            N       Y-10.0%           Y            Y          Y           Y
EQ/MFS Emerging
 Growth Companies ..........      N            N           Y             Y            Y          Y           Y
EQ/MFS Investors Trust .....      N            N           Y             Y            Y          Y           Y
EQ/Money Market ............      Y            N           Y             N            N          N           N
EQ/Putnam Growth &
 Income Value ..............      N            N           Y             Y            Y          Y           Y
EQ/Putnam International
 Equity ....................      N            N           Y             Y            Y          Y           Y
EQ/Putnam Voyager ..........      N            N           Y             Y            Y          Y           Y
EQ/Small Company Index            N            N           N             N            N          N           Y


-------
(A) Considered a derivative security; not intended to include short-term floating rate securities that reset to par.

(B)        Considered a foreign security.

(C)        Written options must be "covered."

(D)        Certain mortgages are considered derivatives.

(E) May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

                               EQ ADVISORS TRUST
                   INVESTMENT STRATEGIES SUMMARY (CONTINUED)




                                             FOREIGN CURRENCY
                              FOREIGN  -----------------------------
                              OPTIONS   (WRITTEN, CALL     FOREIGN      FORWARD         HYBRID        ILLIQUID
PORTFOLIO                      (OTC)       OPTIONS)      SECURITIES   COMMITMENTS   INSTRUMENTS(A)   SECURITIES
---------------------------- --------- ---------------- ------------ ------------- ---------------- ------------
EQ/Aggressive Stock ........     Y             Y           Y-25%           Y              Y            Y-15%
EQ/Alliance Common
 Stock .....................     Y             Y             Y             Y              Y            Y-15%
EQ/Alliance Growth and
 Income ....................     Y             Y             Y             Y              N            Y-15%
EQ/Alliance Intermediate
 Government Securities......     Y             N             N             Y              Y            Y-15%
EQ/Alliance International        Y             Y             Y             Y              Y            Y-15%
EQ/Alliance Premier
 Growth ....................     Y             Y           Y-20%           Y              N            Y-15%
EQ/Alliance Quality
 Bond ......................     Y             Y             Y             Y              Y            Y-15%
EQ/Alliance Small Cap
 Growth ....................     Y             Y           Y-20%           Y              Y            Y-15%
EQ/Alliance Technology .....     Y             Y           Y-25%           Y            Y-10%          Y-10%
EQ/Balanced ................     Y             Y           Y-20%           Y              Y            Y-15%
EQ/Bernstein Diversified
 Value .....................     N             Y           Y-10%           Y              N            Y-10%
EQ/Calvert Socially
 Responsible ...............     Y             Y           Y-10%           Y            Y-5%           Y-15%
EQ/Capital Guardian
 International .............     Y             Y             Y             Y            Y-10%          Y-15%
EQ/Capital Guardian
 Research ..................     N             N           Y-15%           Y            Y-10%          Y-15%
EQ/Capital Guardian
 U.S. Equity ...............     N             N             Y             Y            Y-10%          Y-15%
EQ/Emerging Markets
 Equity ....................     Y             Y             Y             Y              Y            Y-15%
EQ/Equity 500 Index ........     N             N             N             Y              Y            Y-15%
EQ/Evergreen Omega .........     Y             Y           Y-25%           Y              N            Y-15%
EQ/FI Mid Cap ..............     Y             Y             Y             Y              Y            Y-15%
EQ/FI Small/Mid Cap
 Value .....................     Y             Y             Y             Y              Y            Y-15%
EQ/High Yield ..............     Y             Y             Y             Y              Y            Y-15%
EQ/International Equity
 Index .....................     Y             Y             Y             Y              N            Y-15%



                              INVESTMENT   NON-INV.
                                 GRADE      GRADE                                                           SECURITY   SECURITY
                                 FIXED      FIXED         LOAN         MORTGAGE      DIRECT     MUNICIPAL    FUTURES    OPTIONS
PORTFOLIO                       INCOME      INCOME   PARTICIPATIONS   RELATED(D)   MORTGAGES   SECURITIES   TRANS.(A)  TRANS.(C)
---------------------------- ------------ --------- ---------------- ------------ ----------- ------------ ---------- ----------
EQ/Aggressive Stock ........       Y          N             Y              Y           N            N           Y          Y
EQ/Alliance Common
 Stock .....................       Y          Y             Y              Y           N            N           Y          Y
EQ/Alliance Growth and
 Income ....................       Y        Y-30%           Y              Y           N            N           Y          Y
EQ/Alliance Intermediate
 Government Securities......       Y          N             Y              Y           N            N           Y          Y
EQ/Alliance International          Y          N             Y              Y           N            N           Y          Y
EQ/Alliance Premier
 Growth ....................       Y          N             N              N           N            N           Y          Y
EQ/Alliance Quality
 Bond ......................       Y          N             Y              Y           Y            N           Y          Y
EQ/Alliance Small Cap
 Growth ....................       Y          N             Y              Y           N            N           Y          Y
EQ/Alliance Technology .....       Y          N             N              Y           N            N           Y          Y
EQ/Balanced ................       Y          Y             Y              Y           N            N           Y          Y
EQ/Bernstein Diversified
 Value .....................       Y          N             Y              Y           N            N           N          N
EQ/Calvert Socially
 Responsible ...............       Y        Y-20%           N              N           N            Y           Y          Y
EQ/Capital Guardian
 International .............       Y          N             N              N           N            N           Y          Y
EQ/Capital Guardian
 Research ..................       Y          N             N              N           N            N           Y          Y
EQ/Capital Guardian
 U.S. Equity ...............       Y          N             N              N           N            N           Y          Y
EQ/Emerging Markets
 Equity ....................       Y          Y             Y              Y           N            Y           Y          Y
EQ/Equity 500 Index ........       Y          N             Y              N           N            N           Y          N
EQ/Evergreen Omega .........       Y          N             N              N           N            N           Y          Y
EQ/FI Mid Cap ..............       Y          Y             N              Y           N            Y           Y          Y
EQ/FI Small/Mid Cap
 Value .....................       Y          Y             N              Y           N            Y           Y          Y
EQ/High Yield ..............       Y          Y             Y              Y           N            N           Y          Y
EQ/International Equity
 Index .....................       Y          N             N              Y           N            N           Y          Y

                                             FOREIGN CURRENCY
                                       -----------------------------
                              FOREIGN
                              OPTIONS   (WRITTEN, CALL     FOREIGN      FORWARD         HYBRID        ILLIQUID
PORTFOLIO                      (OTC)       OPTIONS)      SECURITIES   COMMITMENTS   INSTRUMENTS(A)   SECURITIES
---------------------------- --------- ---------------- ------------ ------------- ---------------- ------------
EQ/Janus Large Cap
 Growth Portfolio ..........     Y             Y             Y             Y               Y           Y-15%
EQ/J. P. Morgan Core
 Bond ......................     Y             Y           Y-25%           Y               N           Y-15%
EQ/Lazard Small Cap
 Value .....................     N             N             Y             Y               N           Y-10%
EQ/Marsico Focus
 Portfolio .................     Y             Y           Y-25%           Y               Y           Y-15%
EQ/Mercury Basic Value
 Equity ....................     N             Y             Y             Y               N           Y-15%
EQ/MFS Emerging
 Growth Companies ..........     Y             Y           Y-20%           Y               N           Y-15%
EQ/MFS Investors Trust .....     N             N           Y-20%           Y               N           Y-15%
EQ/Money Market ............     N             N           Y-20%           Y               N           Y-10%
EQ/Putnam Growth &
 Income Value ..............     Y             Y           Y-20%           Y               Y           Y-15%
EQ/Putnam International
 Equity ....................     Y             Y             Y             Y               Y           Y-15%
EQ/Putnam Voyager ..........     Y             Y             Y             Y               Y           Y-15%
EQ/Small Company
 Index .....................     N             N             N             Y               N           Y-15%



                              INVESTMENT  NON-INV.
                                GRADE       GRADE                                                           SECURITY   SECURITY
                                FIXED       FIXED         LOAN         MORTGAGE      DIRECT     MUNICIPAL    FUTURES    OPTIONS
PORTFOLIO                       INCOME     INCOME    PARTICIPATIONS   RELATED(D)   MORTGAGES   SECURITIES   TRANS.(A)  TRANS.(C)
---------------------------- ----------- ---------- ---------------- ------------ ----------- ------------ ---------- ----------
EQ/Janus Large Cap
 Growth Portfolio ..........      Y          Y              Y              Y           N            Y           Y          Y
EQ/J. P. Morgan Core
 Bond ......................      Y          N              Y              Y           Y            Y           Y          Y
EQ/Lazard Small Cap
 Value .....................      Y          N              Y              Y           N            N           N          N
EQ/Marsico Focus
 Portfolio .................      Y        Y-5%             N              Y           N            N           Y          Y
EQ/Mercury Basic Value
 Equity ....................      Y          N              N              N           N            N           Y          Y
EQ/MFS Emerging
 Growth Companies ..........      Y        Y-5%             N              N           N            N           Y          Y
EQ/MFS Investors Trust .....      Y          Y              N              N           N            N           Y          Y
EQ/Money Market ............      Y          N              N              Y           N            N           N          N
EQ/Putnam Growth &
 Income Value ..............      Y          Y              N              N           N            N           Y          Y
EQ/Putnam International
 Equity ....................      Y          Y              N              N           N            N           Y          Y
EQ/Putnam Voyager ..........      Y          Y              N              N           N            N           Y          Y
EQ/Small Company
 Index .....................      Y          N              N              Y           N            N           Y          Y

-------
(A) Considered a derivative security; not intended to include short-term floating rate securities that reset to par.

(B)        Considered a foreign security.

(C)        Written options must be "covered."

(D)        Certain mortgages are considered derivatives.

(E) May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets)

                               EQ ADVISORS TRUST
                   INVESTMENT STRATEGIES SUMMARY (CONCLUDED)




                                  PASSIVE    PAYMENT   REAL ESTATE                  REVERSE
                                  FOREIGN    IN-KIND    INVESTMENT   REPURCHASE   REPURCHASE   SECURITIES
PORTFOLIO                       INV. COMP.    BONDS       TRUSTS     AGREEMENTS   AGREEMENTS     LENDING
------------------------------ ------------ --------- ------------- ------------ ------------ ------------
EQ/Aggressive Stock ..........       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Common
 Stock .......................       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Growth and
 Income ......................       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Intermediate
 Government Securities........       Y          Y           Y             Y            N           Y
EQ/Alliance International            Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Premier
 Growth ......................       N          N           Y             Y            N       Y-25.0%
EQ/Alliance Quality
 Bond ........................       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Small Cap
 Growth ......................       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Technology .......       N          Y           Y             Y            Y       Y-33.3%
EQ/Balanced ..................       Y          Y           Y             Y            N       Y-50.0%
EQ/Bernstein Diversified
 Value .......................       N          N           Y             Y            Y       Y-10.0%
EQ/Calvert Socially
 Responsible .................       N          N           Y             Y            Y       Y-33.3%
EQ/Capital Guardian
 International ...............       Y          N           Y             Y            N       Y-33.3%
EQ/Capital Guardian
 Research ....................       Y          N           Y             Y            N       Y-33.3%
EQ/Capital Guardian
 U.S. Equity .................       Y          N           Y             Y            N       Y-33.3%
EQ/Emerging Markets
 Equity ......................       Y          Y           Y             Y            Y       Y-33.3%
EQ/Equity 500 Index ..........       Y          Y           Y             N            N       Y-50.0%
EQ/Evergreen Omega ...........       N          N           N             Y            Y       Y-33.3%
EQ/FI Mid Cap ................       Y          N           Y             Y            N       Y-33.3%
EQ/FI Small/Mid Cap
 Value .......................       Y          N           Y             Y            N       Y-33.3%
EQ/High Yield ................       Y          Y           Y             Y            N           Y
EQ/International Equity
 Index .......................       N          N           Y             Y            Y       Y-30.0%



                                SHORT SALES      SMALL                                                       ZERO
                                  AGAINST-      COMPANY    STRUCTURED      SWAP     U.S. GOV'T              COUPON
PORTFOLIO                         THE-BOX     SECURITIES    NOTES(A)    TRANS.(A)   SECURITIES   WARRANTS   BONDS
------------------------------ ------------- ------------ ------------ ----------- ------------ ---------- -------
EQ/Aggressive Stock ..........       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Common
 Stock .......................       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Growth and
 Income ......................       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Intermediate
 Government Securities........       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance International            Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Premier
 Growth ......................       Y             N            N           N            Y           Y        N
EQ/Alliance Quality
 Bond ........................       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Small Cap
 Growth ......................       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Technology .......       N             Y            Y           Y            Y           Y        Y
EQ/Balanced ..................       Y             Y            Y           Y            Y           Y        Y
EQ/Bernstein Diversified
 Value .......................       Y             N            N           N            Y           Y        N
EQ/Calvert Socially
 Responsible .................       Y             Y            Y           Y            Y           Y        Y
EQ/Capital Guardian
 International ...............       N             Y            N           N            Y           Y        N
EQ/Capital Guardian
 Research ....................       N             Y            N           N            Y           Y        N
EQ/Capital Guardian
 U.S. Equity .................       N             Y            N           N            Y           Y        N
EQ/Emerging Markets
 Equity ......................       Y             Y            Y           Y            Y           Y        Y
EQ/Equity 500 Index ..........       Y             Y            Y           Y            Y           Y        Y
EQ/Evergreen Omega ...........       Y             Y            N           N            Y           Y        N
EQ/FI Mid Cap ................       Y             Y            N           N            Y           Y        Y
EQ/FI Small/Mid Cap
 Value .......................       Y             Y            N           N            Y           Y        Y
EQ/High Yield ................       Y             Y            Y           Y            Y           Y        Y
EQ/International Equity
 Index .......................       Y             Y            N           Y            Y           Y        N

                                PASSIVE    PAYMENT   REAL ESTATE                  REVERSE
                                FOREIGN    IN-KIND    INVESTMENT   REPURCHASE   REPURCHASE   SECURITIES
PORTFOLIO                     INV. COMP.    BONDS       TRUSTS     AGREEMENTS   AGREEMENTS     LENDING
---------------------------- ------------ --------- ------------- ------------ ------------ ------------
EQ/Janus Large Cap
 Growth Portfolio ..........       N       Y-10%          Y             Y            Y       Y-25.0%
EQ/J.P. Morgan Core
 Bond ......................       N         Y            Y             Y            Y       Y-33.3%
EQ/Lazard Small Cap
 Value .....................       N         N            Y             Y            N       Y-10.0%
EQ/Marsico Focus
 Portfolio .................       Y        Y-5%          Y             Y            Y       Y-25.0%
EQ/Mercury Basic Value
 Equity ....................       N         N            N             Y            N       Y-20.0%
EQ/MFS Emerging
 Growth Companies ..........       N         Y            Y             Y            N       Y-30.0%
EQ/MFS Investors Trust .....       N         N            Y             Y            N       Y-25.0%
EQ/Money Market ............       Y         Y            Y             Y            N       Y-50.0%
EQ/Putnam Growth &
 Income Value ..............       N         Y            Y             Y            N       Y-25.0%
EQ/Putnam International
 Equity ....................       Y         N            Y             Y            N       Y-25.0%
EQ/Putnam Voyager ..........       N         N            Y             Y            N       Y-25.0%
EQ/Small Company
 Index .....................       N         N            Y             Y            Y       Y-30.0%



                              SHORT SALES      SMALL                                                       ZERO
                                AGAINST-      COMPANY    STRUCTURED      SWAP     U.S. GOV'T              COUPON
PORTFOLIO                       THE-BOX     SECURITIES    NOTES(A)    TRANS.(A)   SECURITIES   WARRANTS   BONDS
---------------------------- ------------- ------------ ------------ ----------- ------------ ---------- -------
EQ/Janus Large Cap
 Growth Portfolio ..........       Y             Y            Y           Y            Y           Y      Y-10%
EQ/J.P. Morgan Core
 Bond ......................       Y             Y            Y           Y            Y           Y        Y
EQ/Lazard Small Cap
 Value .....................       Y             Y            N           N            Y           Y        N
EQ/Marsico Focus
 Portfolio .................       Y             Y            Y           Y            Y           Y      Y-5%
EQ/Mercury Basic Value
 Equity ....................       Y             Y            N           N            Y           Y        N
EQ/MFS Emerging
 Growth Companies ..........       Y             Y            N           N            Y           Y        Y
EQ/MFS Investors Trust .....       Y             N            N           N            Y           Y        Y
EQ/Money Market ............       Y             Y            Y           N            Y           N        Y
EQ/Putnam Growth &
 Income Value ..............       Y             Y            Y           Y            Y           Y        Y
EQ/Putnam International
 Equity ....................       Y             Y            Y           Y            Y           Y        N
EQ/Putnam Voyager ..........       Y             Y            N           Y            Y           Y        N
EQ/Small Company
 Index .....................       Y             Y            N           N            Y           Y        N


-------
(A) Considered a derivative security; not intended to include short-term floating rate securities that reset to par.

(B)        Considered a foreign security.

(C)        Written options must be "covered."

(D)        Certain mortgages are considered derivatives.

(E) May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets)

                                   APPENDIX B


DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor's. Commercial paper rated A-1 by Standard & Poor's has the following characteristics:

      o  liquidity ratios are adequate to meet cash requirements;

    o long-term senior debt is rated "A" or better;

    o the issuer has access to at least two additional channels of borrowing;

    o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

    o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

    o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor's to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:


    o evaluation of the management of the issuer;

    o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

    o evaluation of the issuer's products in relation to competition and customer acceptance;

    o liquidity;

    o amount and quality of long-term debt;

    o trend of earnings over a period of ten years;

    o financial strength of parent company and the relationships which exist with the issuer; and

    orecognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

Standard & Poor's ratings are as follows:

    oBonds rated AAA have the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


    oBonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.


    oBonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    oBonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.


    oDebt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.


    oThe rating C1 is reserved for income bonds on which no interest is being paid.


    oDebt rated D is in default and payment of interest and/or repayment of principal is in arrears.


The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


Moody's ratings are as follows:


    oBonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


    oBonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.


    oBonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.


    oBonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


    oBonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


    oBonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


    oBonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


    oBonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.


    oBonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS


(a)(1)        Agreement and Declaration of Trust.(1)

(a)(2)        Amended and Restated Agreement and Declaration of Trust.(2)

(a)(2)(i)     Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.(17)

(a)(2)(ii)    Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.(23)

(a)(3)        Certificate of Trust.(1)

(a)(4)        Certificate of Amendment to the Certificate of Trust.(2)

(b)(1)(i)     By-Laws.(1)

(c)(1)(ii)    None, other than Exhibits (a)(2) and (b)(1)(i).

(d)           Investment Advisory Contracts

(d)(1)(i)     Investment  Management  Agreement between EQ Advisors Trust ("Trust") and EQ Financial  Consultants,  Inc. ("EQFC")
              dated April 14, 1997.(4)

(d)(1)(ii)    Amendment No. 1, dated December 9, 1997, to Investment  Management  Agreement  between the Trust and EQFC dated
              April 14, 1997.(7)

(d)(1)(iii)   Amendment  No. 2, dated as of December 31, 1998,  to  Investment  Management  Agreement  between the Trust and EQFC dated April 14, 1997.(11)

(d)(1)(iv)    Form of Amendment No. 3, dated as of April 30, 1999, to Investment Management Agreement between the Trust and
              EQFC.(11)

(d)(1)(v)     Form of Amendment No. 4, dated as of August 30, 1999, to Investment Management Agreement between the Trust and
              EQFC.(12)

(d)(1)(vi)    Amended and Restated Investment Management  Agreement,  dated as of May 1, 2000, between the Trust and The Equitable
              Life Assurance Society of the United States ("Equitable").(15)

(d)(1)(vii)   Revised  Amendment  No. 1, dated as of September 1, 2000,  to the Amended and Restated  Investment  Management
              Agreement between the Trust and Equitable dated May 1, 2000.(17)

(d)(1)(viii)  Amendment No. 2, dated as of September 1, 2001, to the Amended and Restated Investment  Management  Agreement between the Trust and Equitable dated May 1, 2000.(20)

(d)(1)(ix)    Amendment No. 3, dated as of November 22, 2002 to the Amended and Restated  Investment  Management  Agreement between the Trust and Equitable dated May 1, 2000.(23)

(d)(1)(x)     Form of Amendment No. 4, dated as of May [2], 2003 to the amended and Restated  Investment  Management  Agreement between the Trust and Equitable dated May 1, 2000. (filed herewith)

(d)(2)        Investment Advisory Agreement between EQFC and T. Rowe Price Associates, Inc. dated April 1997.(4)

(d)(3)        Investment Advisory Agreement between EQFC and Rowe Price-Fleming International, Inc. dated April 1997.(4)

(d)(3)(i)     Investment Advisory Agreement between Equitable and T. Rowe Price International, Inc. dated August 8, 2000.(17)

(d)(4)        Investment Advisory Agreement between EQFC and Putnam Investment Management, Inc. ("Putnam") dated April 28, 1997.(4)

(d)(4)(i)     Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Putnam dated
              April 28, 1997.(20)

(d)(4)(ii)    Amended and Restated Investment Advisory Agreement between Equitable and Putnam dated August 1, 2002.(23)

(d)(5)(i)     Investment Advisory Agreement between EQFC and Massachusetts Financial Services Company ("MFS") dated April 1997.(4)

(d)(5)(ii)    Amendment No. 1, dated as of December 31, 1998, to Investment Advisory Agreement by and between EQFC and MFS dated
              April 1997.(11)

(d)(5)(iii)   Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement between Equitable and MFS dated
              April 1997.(14)

(d)(5)(iv)    Amended and Restated Investment Advisory Agreement between Equitable and MFS (dba MFS Investment Management) ("MFSIM")
              dated July 10, 2002.(23)

(d)(5)(v)     Amendment No. 1 dated November 22, 2002 to the Amended and Restated Investment Advisory Agreement between Equitable and MFSIM dated July 10, 2002.(23)

(d)(6)        Investment Advisory Agreement between EQFC and Morgan Stanley Asset Management Inc. ("Morgan Stanley") dated
              April 1997.(4)

(d)(6)(i)     Amendment No. 1, dated as of April 1, 2001, to Investment Advisory Agreement between Equitable and Morgan Stanley dated April 1997.(20)

(d)(6)(ii)    Amended and Restated  Investment  Advisory Agreement between Equitable and Morgan Stanley Investment Management
              ("MSIM") dated July 10, 2002.(23)

(d)(7)        Investment Advisory Agreement between EQFC and Merrill Lynch Asset Management, L.P. dated April 1997.(4)

(d)(7)(i)     Investment Advisory Agreement between EQFC and Fund Asset Management dated May 1, 2000.(17)

(d)(7)(ii)    Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Fund Asset
              Management dated May 1, 2000.(20)

(d)(7)(iii)   Amendment No. 2 dated as of December 6, 2001, to Investment Advisory Agreement between Equitable and Fund Asset
              Management dated May 1, 2000.(21)

(d)(8)        Investment Advisory Agreement between EQFC and Lazard Freres & Co. LLC ("Lazard") dated December 9, 1997.(7)

(d)(8)(i)     Amendment No. 1, dated as of March 1, 2001, to Investment Advisory Agreement between Equitable and Lazard dated
              December 9, 1997.(20)

(d)(8)(ii)    Amended and Restated Investment Advisory Agreement between Equitable and Lazard Freres & Co. LLC, (dba Lazard Asset
              Management) dated July 10, 2002.(23)

(d)(9)        Investment Advisory Agreement between EQFC and J.P. Morgan Investment Management, Inc. ("J. P. Morgan") dated
              December 9, 1997.(7)

(d)(9)(i)     Amended and Restated Investment Advisory Agreement between Equitable and J.P. Morgan dated July 10, 2002.(23)

(d)(10)       Investment Advisory Agreement between EQFC and Credit Suisse Asset Management, LLC, dated as of July 1, 1999.(12)

(d)(11)       Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp., ("Evergreen") dated as of
              December 31, 1998.(11)

(d)(11)(i)    Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Evergreen dated as of December 31, 1998.(21)

(d)(12)(i)    Form of Investment Advisory Agreement between EQFC and Alliance Capital Management L.P. ("Alliance") dated as of
              May 1, 1999.(11)

(d)(12)(ii)   Amendment No. 1, dated as of October 18, 1999, to Investment Advisory Agreement by and between EQFC and Alliance, dated as of May 1, 1999.(14)

(d)(12)(iii)  Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement by and between Equitable and Alliance, dated as of May 1, 1999.(15)

(d)(12)(iv)   Amendment No. 3, dated as of March 1, 2001, to Investment Advisory Agreement by and between Equitable and Alliance dated as of May 1, 1999.(20)

(d)(12)(v)    Amendment No. 4, dated as of May 21, 2001, to Investment Advisory Agreement by and between Equitable and Alliance dated May 1, 1999.(20)

(d)(12)(vi)   Amended and Restated Investment Advisory Agreement between Equitable and Alliance dated as of December 5, 2001.(21)

(d)(12)(vii)  Amendment No. 1 dated November 22, 2002 to the Amended and Restated Investment Advisory Agreement between Equitable and Alliance, dated December 5, 2001.(23)

(d)(12)(viii) Interim Investment Advisory Agreement between Equitable and Alliance with respect to EQ/Small Company Index Portfolio and EQ/International Equity Index Portfolio, dated January 2, 2003.(23)

(d)(12)(ix)   Form of Investment Advisory Agreement between Equitable and Alliance dated May 1, 2003 with respect to the EQ/Small
              Company Index Portfolio. (filed herewith)

(d)(13)       Investment Advisory Agreement between EQFC and Capital Guardian Trust Company ("Capital Guardian"), dated as of
              May 1, 1999.(11)

(d)(13)(i)    Amendment No. 1, dated as of May 1, 2000, to Investment Advisory Agreement between Equitable and Capital Guardian, dated May 1, 1999.(15)

(d)(13)(ii)   Amended and Restated Investment Advisory Agreement between Equitable and Capital Guardian dated November 22, 2002.(23)

(d)(14)       Investment Advisory Agreement between EQFC and Calvert Asset Management Company, Inc. ("Calvert"), dated as of
              August 30, 1999.(12)

(d)(14)(i)    Amended and Restated Investment Advisory Agreement between Equitable and Calvert dated July 10, 2002.(23)

(d)(15)       Investment Advisory Agreement between EQFC and Brown Capital Management ("Brown"), dated as of August 30, 1999.(12)

(d)(15)(i)    Amended and Restated Investment Advisory Agreement between Equitable and Brown, dated as of July 10, 2002.(23)

(d)(16)       Investment Advisory Agreement between EQFC and Bankers Trust Company dated as of December 9, 1997.(7)

(d)(16)(i)    Amended and Restated Investment Advisory Agreement between Equitable and Deutsche Asset Management, Inc. ("Deutsche"),
              dated as of July 10, 2002.(23)

(d)(17)       Investment Advisory Agreement among Equitable, Prudential Investments Fund Management LLC and Jennison Associates LLC,
              dated as of May 12, 2000.(16)

(d)(17)(i)    Investment Advisory Agreement between Equitable and Jennison dated as of July 10, 2002.(23)

(d)(18)       Investment Advisory Agreement between Equitable and American Express Financial Corporation, dated as of
              September 1, 2000.(17)

(d)(19)       Investment Advisory Agreement between Equitable and Fidelity Management & Research Company ("Fidelity"), dated as of
              July 24, 2000.(17)

(d)(19)(i)    Amendment No. 1 dated as of November 1, 2002, to Investment Advisory Agreement between Equitable and Fidelity, dated
              July 24, 2000.(23)

(d)(20)       Investment Advisory Agreement between Equitable and Janus Capital Corporation, dated as of September 1, 2000.(17)

(d)(20)(i)    Amendment No. 1 dated as of January 2, 2002 to Investment Advisory Agreement between Equitable and Janus Capital
              Corporation, dated as of September 1, 2000.(21)

(d)(20)(ii)   Investment Advisory Agreement between Equitable and Janus Capital Management LLC, dated as of April 3, 2002.(22)

(d)(21)       Investment Advisory Agreement between Equitable and Provident Investment Counsel ("Provident"), dated as of
              February 1, 2001.(18)

(d)(22)       Investment Advisory Agreement between Equitable and Marsico Capital Management, LLC, ("Marsico"), dated as of
              February 1, 2001.(18)
(d)(22)(i)    Amendment No. 1, dated as of September 1, 2001, to the Investment Advisory Agreement between Equitable and Marsico, dated as of February 1, 2001.(20)

(d)(23)       Investment Advisory Agreement between Equitable and Pacific Investment Management Company LLC ("PIMCO") dated
              July 15, 2002.(23)

(e)           Underwriting Contracts

(e)(1)(i)     Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(4)

(e)(1)(ii)    Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the
              Class IA shares dated April 14, 1997.(7)

(e)(1)(iii)   Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.11

(e)(1)(iv)    Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(11)

(e)(1)(v)     Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.(14)

(e)(1)(vi)    Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors, LLC ("AXA
              Advisors") with respect to the Class IA shares dated April 14, 1997.(14)

(e)(1)(vii)   Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA
              Advisors with respect to the Class IA shares, dated as of April 14, 1997.(17)

(e)(1)(viii)  Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.(20)

(e)(2)(i)     Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(4)

(e)(2)(ii)    Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the
              Class IB shares dated April 14, 1997.(7)

(e)(2)(iii)   Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(iv)    Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(11)

(e)(2)(v)     Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.(14)

(e)(2)(vi)    Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(14)

(e)(2)(vii)   Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA
              Advisors with respect to the Class IB shares dated April 14, 1997.(17)

(e)(2)(viii)  Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.(20)

(e)(3)(i)     Distribution Agreement between the Trust and Equitable Distributors, Inc. ("EDI") with respect to the Class IA shares dated April 14, 1997.(4)

(e)(3)(ii)    Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the
              Class IA shares dated April 14, 1997.(7)

(e)(3)(iii)   Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(11)

(e)(3)(iv)    Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997(11)

(e)(3)(v)     Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(14)

(e)(3)(vi)    Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the
              Class IA shares dated April 14, 1997.(14)

(e)(3)(vii)   Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(17)

(e)(3)(viii)  Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.(20)

(e)(4)(i)     Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(4)

(e)(4)(ii)    Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the
              Class IB shares dated April 14, 1997.(7)

(e)(4)(iii)   Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(iv)    Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(11)

(e)(4)(v)     Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.(14)

(e)(4)(vi)    Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the
              Class IB shares dated April 14, 1997.(14)

(e)(4)(vii)   Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares, dated as of April 14, 1997.(17)

(e)(4)(viii)  Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares, dated as of April 14, 1997.(20)

(e)(5)(i)     Distribution Agreement dated as of January 2, 2002, between the Trust and AXA Distributors, LLC ("AXA Distributors")
              with respect to the Class IA shares.(21)

(e)(5)(ii)    Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as July 15, 2002 with respect to Class IA shares.(23)

(e)(5)(iii)   Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution  Agreement between the Trust and
              AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares. (filed herewith)

(e)(6)(i)     Distribution Agreement dated as of January 2, 2002, between the Trust and AXA Distributors with respect to the
              Class IB shares.(21)

(e)(6)(ii)    Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.(23)

(e)(6)(iii)   Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution  Agreement between the Trust and
              AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares. (filed herewith)

(e)(7)(i)     Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002, with respect to
              Class IA shares.(23)

(e)(7)(ii)    Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and
              AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares. (filed herewith)

(e)(8)(i)     Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002, with respect to Class IB shares.(23)

(e)(8)(ii)    Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and
              AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares. (filed herewith)

(f)           Form of Deferred Compensation Plan.(3)

(g)           Custodian Agreements

(g)(1)(i)     Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997 and Global Custody Rider.(4)

(g)(1)(ii)    Amendment No. 1, dated December 9, 1997, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.(7)

(g)(1)(iii)   Amendment No. 2, dated as of December 31, 1998, to the Custodian Agreement between the Trust and The Chase Manhattan
              Bank dated April 17, 1997.(11)

(g)(1)(iv)    Form of Amendment No. 3, dated as of April 30, 1999, to the Custodian Agreement between the Trust and The Chase
              Manhattan Bank dated April 17, 1997.(11)

(g)(1)(v)     Form of Amendment No. 4, dated as of August 30, 1999, to the Custodian Agreement between the Trust and The Chase
              Manhattan Bank dated April 17, 1997.(14)

(g)(1)(vi)    Form of Amendment No. 5, dated as of May 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan
              Bank dated April 17, 1997.(14)

(g)(1)(vii)   Revised Amendment No. 6, dated as of September 1, 2000, to the Custodian Agreement between the Trust and The Chase
              Manhattan Bank dated April 14, 1997.(17)

(g)(1)(viii)  Global Custody Agreement between the Trust and The Chase Manhattan Bank, dated May 1, 2001.(20)

(g)(1)(ix)    Amendment No. 1, dated as of September 1, 2001, to the Global Custody Agreement between the Trust and The Chase
              Manhattan Bank dated May 1, 2001.(21)

(g)(2)(i)     Amended and Restated Global Custody Rider to the Domestic Custody Agreement for Mutual Funds between The Chase
              Manhattan Bank and the Trust dated August 31, 1998.(11)

(g)(3)(i)     Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.(22)

(g)(3)(ii)    Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and
              JP Morgan Chase Bank, dated February 1, 2002. (to be filed by amendment)

(h)           Other Material Contracts

(h)(1)(i)     Mutual Fund Services Agreement between the Trust and Chase Global Funds Services Company dated April 25, 1997.(4)

(h)(1)(ii)    Form of Mutual Fund Services Agreement between the Trust and Equitable dated May 1, 2000.(14)

(h)(2)(i)     Amended and Restated Expense Limitation Agreement between the Trust and EQFC dated March 3, 1998.(8)

(h)(2)(ii)    Amended and Restated Expense Limitation Agreement by and between EQFC and the Trust dated as of December 31, 1998.(11)

(h)(2)(iii)   Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.(11)

(h)(2)(iv)    Amendment No. 1, dated as of August 30, 1999, to the Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.(14)

(h)(2)(v)     Second Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2000.(14)

(h)(2)(vi)    Revised Amendment No. 1 to the Second Amended and Restated Expense Limitation Agreement between Equitable and the
              Trust dated as of September 1, 2000.(17)

(h)(2)(vii)   Third Amended and Restated Expense Limitation Agreement between Equitable and the Trust dated as of May 1, 2001.(19)

(h)(2)(viii)  Amendment No. 1, dated as of September 1, 2001, to the Third Amended and Restated Expense Limitation Agreement between
              Equitable and the Trust dated as of May 1, 2001.(20)

(h)(2)(ix)    Fourth Amended and Restated Expense Limitation Agreement between Equitable and the Trust, dated as of May 1, 2002.(23)

(h)(2)(x)     Form of Amendment No. 1, dated as of May 1, 2003 to the Fourth Amended and Restated Expense Limitation Agreement
              between Equitable and the Trust, dated as of May 1, 2002. (filed herewith)

(h)(3)(i)     Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of each series of the
              Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the JPM Core Bond Portfolio,
              BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio, dated
              April 14, 1997.(4)

(h)(3)(ii)    Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the Lazard Large Cap
              Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT
              International Equity Index Portfolio, and BT Equity 500 Index Portfolio, dated December 9, 1997.(7)

(h)(3)(iii)   Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the MFS Income with
              Growth Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio, dated December 31, 1998.(11)

(h)(4)(i)     Participation Agreement by and among the Trust, Equitable, EDI and EQFC dated April 14, 1997.(4)

(h)(4)(ii)    Amendment No. 1, dated December 9, 1997, to the Participation Agreement by and among the Trust, Equitable, EDI, and
              EQFC dated April 14, 1997.(7)

(h)(4)(iii)   Amendment No. 2, dated as of December 31, 1998, to the Participation Agreement by and among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(11)

(h)(4)(iv)    Form of Amendment No. 3, dated as of April 30, 1999, to the Participation Agreement among the Trust, Equitable, EDI, and EQFC dated April 14, 1997.(11)

(h)(4)(v)     Form of Amendment No. 4, dated as of October 18, 1999, to the Participation Agreement among the Trust, Equitable, EDI, and AXA Advisors dated April 14, 1997.(14)

(h)(4)(vi)    Form of Amendment No. 5, dated as of May 1, 2000, to the Participation Agreement among the Trust, Equitable, EDI, and
              AXA Advisors dated April 14, 1997.(15)

(h)(4)(vii)   Revised Amendment No. 6, dated as of September 1, 2000, to the Participation Agreement among the Trust, Equitable,
              EDI, and AXA Advisors dated April 14, 1997.(17)

(h)(4)(viii)  Amendment No. 7, dated September 1, 2001, to the Participation Agreement among the Trust, Equitable, EDI, and AXA
              Advisors dated April 14, 1997.(20)

(h)(4)(ix)    Amended and Restated Participation Agreement among the Trust, Equitable, AXA Distributors and AXA Advisors, dated as of July 15, 2002.(23)

(h)(4)(x)     Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among the Trust,
              Equitable, AXA Distributors and AXA Advisors Dated April 14, 1997. (filed herewith)

(h)(5)        Retirement Plan Participation Agreement dated December 1, 1998 among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents and Equitable.(11)

(h)(5)(i)     Form of Amendment No. 1, dated April 30, 1999, to the Retirement Plan Participation Agreement among the Trust, EQFC,
              The Equitable Investment Plan for Employees, Managers and Agents and Equitable.(11)

(h)(5)(ii)    Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for
              Employees, Managers and Agents, and Equitable, dated as of July 10, 2002.(23)

(h)(6)        License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and the Trust dated April 28, 1997.(4)

(i)           Legal Opinion

(i)(1)        Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.(1)

(i)(2)        Opinion and Consent of Dechert Price & Rhoads  regarding the legality of the securities  being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.(5)

(i)(3)        Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index
              Portfolio.(6)

(i)(4)        Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, and MFS Growth with Income Portfolio.(9)

(i)(5)        Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Alliance Premier Growth Portfolio, EQ/Capital Research Portfolio, EQ/Capital U.S. Equities Portfolio and
              EQ/Capital International Equities Portfolio.(10)

(i)(6)        Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond
              Portfolio, Alliance High Yield

              Portfolio, Alliance Balanced Portfolio, Alliance Conservative Investors Portfolio, Alliance Growth Investors
              Portfolio, Alliance Common Stock Portfolio, Alliance Equity Index Portfolio, Alliance Growt and Income Portfolio,
              Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Global Portfolio, Alliance
              International Portfolio and the Calvert Socially Responsible Portfolio.(12)

(i)(7)        Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Technology Portfolio.(15)

(i)(8)        Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities registered with respect to the
              EQ/Putnam Investors Growth Portfolio, the EQ/Putnam Balanced Portfolio, the MFS Emerging Growth Companies Portfolio,
              the Morgan Stanley Emerging Markets Equity Portfolio, the Warburg Pincus Small Company Value Portfolio, the Merril
              Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio.(17)

(i)(9)        Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/Janus Large Cap Growth Portfolio and
              FI Mid Cap Portfolio.(17)

(i)(10)       Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/Marsico Focus Portfolio.(20)

(i)(11)       Opinion and Consent of Kirkpatrick & Lockhart LLP. (filed herewith)

(j)           Consent of PricewaterhouseCoopers LLP, Independent Public Accountants. (filed herewith)

(k)           None

(l)           Stock Subscription Agreement between the Trust, on behalf of the T. Rowe Price Equity Income Portfolio, and Separate
              Account FP.(3)

(m)           Distribution Plan Pursuant to Rule 12b-1 under the Investment Company act of 1940, as amended (the "1940 Act") for the
              Trust's Class IB shares adopted March 31, 1997.(4)

(n)           Plan Pursuant to Rule 18f-3 under the 1940 Act.(4)

(p)           Codes of Ethics

(p)(1)        Code of Ethics of the Trust, AXA Advisors and EDI.(15)

(p)(1)(i)     Code of Ethics of the Trust, Equitable, AXA Advisors and AXA Distributors, dated March 31, 1997 and amended and restated on July 11, 2000.(17)

(p)(2)        Code of Ethics of Alliance, dated August 1999.(15)

(p)(2)(i)     Code of Ethics of Alliance, dated as of February 2000, as amended and restated.(17)

(p)(2)(ii)    Revised Code of Ethics of Alliance, dated January 1, 2001.(18)

(p)(2)(iii)   Code of Ethics and Statement of Policy and Procedures Regarding Personal Securities Transactions of Alliance, dated
              April 2002.(23)

(p)(3)        Code of Ethics of Bankers Trust/Deutsche Bank.(15)

(p)(3)(i)     Code of Ethics of Deutsche, effective as of May 26, 2000.(17)

(p)(3)(ii)    Revised Code of Ethics of Deutsche dated May 2000, revised November 2001.(21)

(p)(4)        Code of Ethics of Brown, Inc., dated February 10, 1994.(15)

(p)(4)(i)     Revised Code of Ethics of Brown.(17)

(p)(5)        Code of Ethics of Calvert.(15)

(p)(5)(i)     Code of Ethics and Insider Trading Policy and Procedures of Calvert.(23)

(p)(6)        Code of Ethics of Capital Guardian.(15)

(p)(6)(i)     Code of Ethics of Capital Guardian, effective October 1, 2002. (filed herewith).

(p)(7)        Code of Ethics of Evergreen, dated December 17, 1999.(15)

(p)(8)        Code of Ethics of J.P. Morgan.(15)

(p)(8)(i)     Revised Code of Ethics of J.P. Morgan, effective October 25, 2001.(21)

(p)(9)        Code of Ethics of Lazard, as revised September 27, 1999.(15)

(p)(9)(i)     Code of Ethics of Lazard, revised as of April 26, 2000.(17)

(p)(9)(ii)    Code of Ethics of Lazard, as revised.(20)

(p)(9)(iii)   Revised Code of Ethics of Lazard, effective September 18, 2001.(21)

(p)(10)       Code of Ethics of MFS, dated March 1, 2000.(15)

(p)(10)(i)    Revised Code of Ethics of MFS, effective September 1, 2000.(17)

(p)(11)       Code of Ethics of Merrill Lynch Asset Management Group.(15)

(p)(12)       Code of Ethics of Morgan Stanley Asset Management.(15)

(p)(12)(i)    Revised Code of Ethics of Morgan Stanley, effective January 29, 2001.(18)

(p)(12)(ii)   Revised Code of Ethics of MSIM, effective August 16, 2002.(23)

(p)(13)       Code of Ethics of Putnam.(15)

(p)(13)(i)    Revised Code of Ethics of Putnam, revised April 2000.(17)

(p)(13)(ii)   Revised Code of Ethics of Putnam, effective May 2002.(23)

(p)(14)(i)    Code of Ethics of Rowe Price Fleming International, dated March 1999.(15)

(p)(14)(ii)   Code of Ethics of T. Rowe Price Associates, Inc., effective March 1, 2000.(15)

(p)(14)(iii)  Revised Code of Ethics of Rowe Price-Fleming International, effective March 1, 2000.(17)

(p)(14)(iv)   Code of Ethics of T. Rowe Price International, Inc., effective August 8, 2000.(17)

(p)(15)       Code of Ethics of Warburg Pincus Asset Management/Credit Suisse Asset Management, dated March 1, 2000.(15)

(p)(16)(i)    Code of Ethics of Prudential Investments Fund Management, LLC.(15)

(p)(16)(ii)   Code of Ethics of Jennison, as amended December 6, 1999.(15)

(p)(16)(iii)  Revised Code of Ethics of Prudential Investments Fund Management, dated February 29, 2000.(17)

(p)(16)(iv)   Revised Code of Ethics of Prudential Investments Fund Management LLC, effective August 9, 2001.(21)

(p)(16)(v)    Revised Code of Ethcis of Jennison, effective April 25, 2002.(23)

(p)(17)       Code of Ethics of Fidelity dated January 1, 2000.(17)

(p)(17)(i)    Revised Code of Ethics of Fidelity, dated January 1, 2001.(18)

(p)(17)(ii)   Revised Code of Ethics of Fidelity, dated March 14, 20002.(23)

(p)(18)       Code of Ethics of American Express Financial Corporation dated March 2000.(17)

(p)(19)       Code of Ethics of Janus Capital Corporation as revised March 1, 2000.(17)

(p)(19)(i)    Code of Ethics of Janus Capital Corporation as revised June 1, 2001.(20)

(p)(19)(ii)   Revised code of Ethics of Janus, revised April 1, 2002.(23)

(p)(20)       Code of Ethics of Provident.(17)

(p)(20)(i)    Revised Code of Ethics of Provident, effective February 15, 2002.(23)

(p)(21)       Code of Ethics of Marsico Capital Management, LLC.(17)

(p)(21)(i)    Revised Code of Ethics of Marsico, effective November 15, 2001.(21)

(p)(22)       Code of Ethics of PIMCO effective December 31, 2001.(23)


Other Exhibits:
--------------

              Powers of Attorney.(3)

              Power of Attorney for Steven M. Joenk..(12)

              Power of Attorney for Theodossios (Ted) Athanassiades.(15)

              Power of Attorney for David W. Fox and Gary S. Schpero.(16)

              Revised Powers of Attorney.(20)

              Amended Powers of Attorney, dated December 6, 2002.(23)


----------------------------
1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5. Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6. Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).

7. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

8. Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on March 5, 1998 (File No. 333-17217).

9. Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on October 15, 1998 (File No. 333-17217).

10. Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed on February 16, 1999 (File No. 333-17217).

11. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).

12. Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

13. Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-17217).

14. Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).

15. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).

16. Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed on May 30, 2000 (File No. 333-17217).

17. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).

18. Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on March 22, 2001 (File No. 333-17217).

19. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on April 3, 2001 (File No. 333-17217).

20. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217).

21. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed on February 4, 2002 (File No. 333-17217).

22. Incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).

23. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST


     Equitable controls the Trust by virtue of its ownership of more than 99% of the Trust's shares as of February 28, 2003. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.


     On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). AXA Financial continues to own 100% of Equitable's common stock.

     AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

ITEM 25.  INDEMNIFICATION

     Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws.

     Article VII, Section 2 of the Trust's Declaration of Trust of the Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws."
Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

     Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."


     Amended and Restated Investment Management Agreement states:

     Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

     Sections 4(a) and 4(b) of certain of the Registrant's Investment Advisory Agreement state:

4.   LIABILITY AND INDEMNIFICATION

(a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser with respect to the services provided to the Jennison Allocated Portion of the Portfolio hereunder, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for its own actions, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act")) (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act, or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser, which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee (as defined below) for use therein; provided, that the applicable Adviser Indemnitee has had an opportunity to review such information as included in such Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio.

(b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Adviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee for use therein.

     Section 4 of certain of the Registrant's Investment Advisory Agreements states:

     Neither the Adviser nor any of its directors, officers, or employees shall be liable to the Manager for any loss suffered by the Manager resulting from its acts or omissions as Adviser to the Portfolio, except for losses to the Manager or the Trust resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser or any of its directors, officers or employees. The Adviser, its directors, officers or employees shall not be liable to the Manager or the Trust for any loss suffered as a consequence of any action or inaction of other service providers to the Trust in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Trust is not a result of the willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser under this Agreement. Notwithstanding the foregoing, nothing herein shall be deemed to waive any rights against the Adviser under federal or state securities laws.

     Section 14 of each of the Registrant's Distribution Agreements states:

     The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

     The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of AXA Advisors in its capacity as a principal underwriter of the Trust's Class IA shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

     Section 6 of the Registrant's Mutual Funds Service Agreement states:

     (a) Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on Equitable's part (or on the part of any third party to whom Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party) or, subject to Section 10 below, Equitable's (or such third party's) refusal or failure to comply with the terms of this Agreement (in the case of Equitable) or an agreement with Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party). In no event shall Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

     (b)  Except to the extent that Equitable may be held liable pursuant to
Section 6(a) above, Equitable shall not be responsible for, and the Trust shall indemnify and hold Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

          (i) any and all actions of Equitable or its officers or agents required to be taken pursuant to this Agreement;

          (ii) the reliance on or use by Equitable or its officers or agents of information, records, or documents which are received by Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

          (iii) the Trust's refusal or failure to comply with the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

          (iv) the breach of any representation or warranty of the Trust hereunder;

          (v) the reliance on or the carrying out by Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

          (vi) any delays, inaccuracies, errors in or omissions from information or data provided to Equitable by data services, including data services providing information in connection with any third party computer system licensed to Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

          (vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

          (viii) any failure of the Trust's registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

          (ix) except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

          (x) all actions, inactions, omissions, or errors caused by third parties to whom Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

     The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Equitable pursuant to this Agreement.

     Section 12(a)(iv) of the Registrant's Global Custody Agreement states:

     (A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees") harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.


     UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE MANAGER AND ADVISERS

Equitable is a registered investment adviser and serves as manager for all funds of the Registrant. The descriptions of Equitable and each of the advisers under the caption "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

The information as to the directors and officers of Equitable is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) and is incorporated herein by reference.

Equitable, with the approval of the Registrant's board of trustees, selects advisers for each portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as advisers for the portfolios.

The information as to the directors and officers of Putnam Investment Management LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07974) and is incorporated herein by reference.

The information as to the directors and officers of MFS Investment Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) and is incorporated herein by reference.

The information as to the directors and officers of Morgan Stanley Asset Management is set forth in Morgan Stanley Dean Witter Investment Management Inc.'s Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) and is incorporated herein by reference.

The information as to the directors and officers of Fund Asset Management, L.P. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-12485) and is incorporated herein by reference.

The information as to the directors and officers of Lazard Asset Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6568) and is incorporated herein by reference.

The information as to the directors and officers of J. P. Morgan Investment Management Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) and is incorporated herein by reference.

The information as to the directors and officers of Evergreen Investment Management Co. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8327) and is incorporated herein by reference.

The information as to the directors and officers of Alliance is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) and is incorporated herein by reference.

The information as to the directors and officers of Capital Guardian Trust Company is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60145) and is incorporated herein by reference.

The information as to the directors and officers of Calvert Asset Management Company, Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17044) and is incorporated herein by reference.

The information as to the directors and officers of Brown Capital Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-19287) and is incorporated herein by reference.

The information as to the directors and officers of Jennison Associates LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-5608) and is incorporated herein by reference.

The information as to the directors and officers of Fidelity Management & Research Company is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7884) and is incorporated herein by reference.

The information as to the directors and officers of Janus Capital Corporation is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) and is incorporated herein by reference.

The information as to the directors and officers of Provident Investment Counsel, Inc. is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47993) and is incorporated herein by reference.

The information as to the directors and officers of Marsico Capital Management, LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) and is incorporated herein by reference.

The information as to the directors and officers of Pacific Investment Management Company LLC is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) AXA Advisors and AXA Distributors are the principal underwriters of the Trust's Class IA shares and Class IB shares. AXA Advisors also serves as a principal underwriter for the following entities: AXA Premier Funds Trust; AXA Premier VIP Trust; Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. AXA Distributors also serves as a principal underwriter for AXA Premier Funds Trust, AXA Premier VIP Trust and Separate Account No. 49 of Equitable.

     (b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters of the Trust's Class IA and Class IB shares. Except as indicated otherwise, the business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104. The business address of each person whose name is preceded by a single asterisk is 1345 Avenue of the Americas, 33rd Floor, New York, New York 10105. The business address of each person whose name is preceded by a double asterisk is 315 Upper Mountain Avenue, Upper Montclair, New Jersey, 07043.

=====================================================================================================================
                                                  AXA ADVISORS LLC
=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH AXA ADVISORS   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                               LLC                                       THE TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
      Harvey E. Blitz                          Director
      David Conine                             Director
      Jerald E. Hampton                        Director
      John Lefferts                            Director
      G. Patrick McGunagle                     Director
**    Michael S. Martin                        Director
      Richard V. Silver                        Director
      Mark R. Wutt                             Director
---------------------------------------------------------------------------------------------------------------------
OFFICERS
      Michael S. Martin                        Chairman of the Board
      Jerald E. Hampton                        Vice Chairman of the Board
      John Lefferts                            President and Chief Executive
                                               Officer
      Thomas Wirtshafter                       Chief Operating Officer
      Harvey E. Blitz                          Executive Vice President
      Fred Folco                               Executive Vice President
      Edward J. Hayes                          Executive Vice President
      Gary Lineberry                           Executive Vice President
      G. Patrick McGunagle                     Executive Vice President
      Nik Malvania                             Executive Vice President
      Peter D. Noris                           Executive Vice President                  Chairman of the Board
      Geoffrey H. Radbill                      Executive Vice President
      James P. Bodovitz                        Senior Vice President and
                                                     General Counsel
      Kevin Bryne                              Senior Vice President and Treasurer
      Stephen T. Burnthall                     Senior Vice President
      Jill Cooley                              Senior Vice President and Chief
                                               Operations Officer
      Denise DiBlasi                           Senior Vice President
      James Goodwin                            Senior Vice President
=====================================================================================================================

=====================================================================================================================
                                                  AXA ADVISORS LLC
=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH AXA ADVISORS   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                               LLC                                       THE TRUST
---------------------------------------------------------------------------------------------------------------------
      Jeffrey Green                            Senior Vice President
      Richard Magaldi                          Senior Vice President
      Eric Mosholt                             Senior Vice President
      Robert Schmidt                           Senior Vice President
      Donna M. Dazzo                           First Vice President
      Amy Franceschini                         First Vice President
      Peter Mastrantuono                       First Vice President
      David Mahler                             Vice President and Compliance Officer
      Mark D. Godofsky                         Vice President and Controller
      Linda Galasso                            Vice President and Secretary
      Beth Andreozzi                           Vice President
      Raymond T. Barry                         Vice President
      Michael Brzozowski                       Vice President
      Mary E. Cantwell                         Vice President                            Vice President
      Claire A. Comerford                      Vice President
      Catherine Gentry                         Vice President
      Gisela Jackson                           Vice President
      John Mapes                               Vice President
      Frank Massa                              Vice President
      Jose Montenegro                          Vice President
      Sandi Narvaez                            Vice President
      Edna Russo                               Vice President
      Michael Ryniker                          Vice President
      James Woodley                            Vice President
      Frank Acierno                            Assistant Vice President
      Charlton Bulkin                          Assistant Vice President
      Francesca Divone                         Assistant Secretary
=====================================================================================================================

=====================================================================================================================
                                               AXA DISTRIBUTORS, LLC
=====================================================================================================================
                                               POSITIONS AND OFFICES WITH EQUITABLE      POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS            DISTRIBUTORS, INC.                        THE TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
      Jerald Hampton                           Director
      Richard Matteis                          Director
      Deanna Mulligan                          Director
      Jeffrey McGregor                         Director
---------------------------------------------------------------------------------------------------------------------
OFFICERS
      Jerald Hampton                           Chairman of the Board
      Jeffrey McGregor                         President
      Michael Brandreit                        Senior Vice President
      Hunter Allen                             Senior Vice President and National
                                               Sales Director
      Thomas Bullen                            Senior Vice President and Director of
                                               Key Account Relationships
      Megan Condron                            Senior Vice President and Key Account
                                               Manager
=====================================================================================================================

=====================================================================================================================
                                                  AXA DISTRIBUTORS, LLC
=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH AXA ADVISORS   POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                               LLC                                       THE TRUST
---------------------------------------------------------------------------------------------------------------------
      Harry Johnson                            Senior Vice President
      Chris Gabrielsen                         Senior Vice President
      Nelida Garcia                            Senior Vice President
      Michael McDaniel                         Senior Vice President and Broker
                                               Dealer National Sales Desk
                                               Manager
      David Kahal                              Senior Vice President Life Channel
      Robert Mullett                           Senior Vice President
      Daniel Roebuck                           Senior Vice President
      Bryan Tutor                              Senior Vice President
      Norman J. Abrams                         Vice President and Counsel
      Kurt Auleta                              Vice President and Annuity Sales Desk
                                               Manager
      Raymond T. Barry                         Vice President
      Jeffrey Coomes                           Vice President
      Daniel Faller                            Vice President
      Carol Fracasso                           Vice President and Life Sales Desk
                                               Manager
      Linda Galasso                            Vice President and Secretary
      David Halstead                           Vice President
      Page Long                                Vice President
      Sandra Narvaez                           Vice President
      Dimas Nunez                              Vice President
      Anthea Perkinson                         Vice President and Key Account
                                               Manager
      Patrick O'Shea                           Vice President and Chief Financial Officer
      Ronald R. Quist                          Vice President and Treasurer
      Mary Toumpas                             Vice President
      Alice Stout                              Assistant Vice President
      Steve Carapella                          Assistant Vice President
      Nahula Ethirveerasingam                  Assistant Vice President
      Sandra Ferantello                        Assistant Vice President
      Michale Gass                             Assistant Vice President
      Kelly Ridell                             Assistant Vice President
      Francesca Divone                         Assistant Secretary
=====================================================================================================================

     (c)  Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
     (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

     JPMorgan Chase Bank
     4 Chase MetroTech Center
     Brooklyn, New York 11245

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5);
     (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's Manager or Sub-Administrator:

     J. P. Morgan Investors Services Co.         The Equitable Life Assurance Society of the
     73 Tremont Street                           United States
     Boston, MA 02108                            1290 Avenue of the Americas
                                                 New York, New York  10104

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:

The Equitable Life Assurance Society                    Putnam Investment Management, Inc.
   of the United States                                 One Post Office Square
1290 Avenue of the Americas                             Boston, MA  02109
New York, NY 10104

MFS Investment Management                               Morgan Stanley Asset Management Inc.
500 Boylston Street                                     1221 Avenue of the Americas
Boston, MA  02116                                       New York, NY  10020

Fund Asset Management, L.P.                             Lazard Asset Management
800 Scudders Mill Road                                  30 Rockefeller Plaza
Plainsboro, NJ  08543-9011                              New York, NY  10112

J.P. Morgan Investment Management Inc.                  Evergreen Investment Management Company, LLC
522 Fifth Avenue                                        200 Berkely Street - Suite 9000
New York, NY  10036                                     Boston, MA  02116

Alliance Capital Management, L.P.                       Capital Guardian Trust Company
1345 Avenue of the Americas                             11100 Santa Monica Boulevard
New York, NY  10105                                     17th Floor
                                                        Los Angeles, CA 90025

Calvert Asset Management Company, Inc.                  Brown Capital Management, Inc.
4550 Montgomery Avenue                                  1201 North Calvert Street
Suite 1000N                                             Baltimore, MD  21202
Bethesda, MD  20814

Jennison Associates LLC                                 Janus Capital Corporation
466 Lexington Avenue                                    100 Fillmore Street
New York, NY  10017                                     Denver, CO  80206-4928

Fidelity Management & Research Company                  Marsico Capital Management, LLC
82 Devonshire Street                                    1200 17th Street
Boston, MA 02109                                        Denver, CO  80202

Provident Investment Counsel, Inc.                      Pacific Investment Management Company LLC
300 North Lake Avenue                                   840 Newport Center Drive
Pasadena, CA  91101-4106                                Suite 360
                                                        Newport Beach, CA  92658-6430


ITEM 29.  MANAGEMENT SERVICES:

           None

ITEM 30.  UNDERTAKINGS

           Inapplicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 31st day of March 2003.


                                          EQ ADVISORS TRUST


                                          By: /s/ Steven M. Joenk
                                              ----------------------------
                                          Name:  Steven M. Joenk
                                          Title: President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                             Title                           Date
---------                                             -----                           ----
/s/ Steven M. Joenk                             President and Chief              March 31, 2003
------------------------------------             Executive Officer
Steven M. Joenk


/s/ Peter D. Noris*                                  Trustee                     March 31, 2003
------------------------------------
Peter D. Noris


/s/ Jettie M. Edwards*                               Trustee                     March 31, 2003
------------------------------------
Jettie M. Edwards


/s/ William M. Kearns*                               Trustee                     March 31, 2003
------------------------------------
William M. Kearns, Jr.


/s/ Christopher P.A. Komisarjevsky*                  Trustee                     March 31, 2003
------------------------------------
Christopher P.A. Komisarjevsky


/s/ Theodossios Athanassiades*                       Trustee                     March 31, 2003
------------------------------------
Theodossios (Ted) Athanassiades


/s/ David W. Fox*                                    Trustee                     March 31, 2003
------------------------------------
David W. Fox


/s/ Gary S. Schpero*                                 Trustee                     March 31, 2003
------------------------------------
Gary S. Schpero


/s/ Harvey Rosenthal*                                Trustee                     March 31, 2003
------------------------------------
Harvey Rosenthal


/s/ Kenneth T. Kozlowski*                       Treasurer and Chief              March 31, 2003
------------------------------------             Financial Officer
Kenneth T. Kozlowski


*  By: /s/ Steven M. Joenk
       -----------------------------
       Steven M. Joenk
       (Attorney-in-Fact)

                         Post-Effective Amendment No. 26


                                  EXHIBIT INDEX

(d)(1)(x)         Form of Amendment No. 4, dated as of May [2], 2003 to the Amended and Restated Investment Management
                  Agreement between the Trust and Equitable dated May 1, 2000.

(d)(12)(ix)       Form of Investment Advisory Agreement between Equitable and
                  Alliance dated May 1, 2003 with respect to the EQ/Small
                  Company Index Portfolio.

(e)(5)(iii)       Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement
                  between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.

(e)(6)(iii)       Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement
                  between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.

(e)(7)(ii)        Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement
                  between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares.

(e)(8)(ii)        Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement
                  between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares.

(g)(3)(ii)        Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement
                  between the Trust and JPMorgan Chase Bank, dated February 1, 2002.

(h)(2)(x)         Form of Amendment No. 1, dated as of May 1, 2003 to the Fourth Amended and Restated Expense
                  Limitation Agreement between Equitable and the Trust, dated as of May 1, 2002.

(h)(4)(x)         Form of Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement
                  among the Trust, Equitable, AXA Distributors and AXA Advisors dated April 14, 1997.

(i)(11)           Opinion and Consent of Kirkpatrick & Lockhart LLP.

(j)               Consent of PricewaterhouseCoopers LLP, Independent Public Accounts.

(p)(6)(i)         Code of Ethics of Capital Guardian, effective October 1, 2002.
